                        Semiannual Report o June 30, 2002


                          AIM Variable Insurance Funds

                         AIM V.I. Aggressive Growth Fund

                             AIM V.I. Balanced Fund

                            AIM V.I. Basic Value Fund

                             AIM V.I. Blue Chip Fund

                       AIM V.I. Capital Appreciation Fund

                        AIM V.I. Capital Development Fund

                            AIM V.I. Core Equity Fund
                   (formerly AIM V.I. Growth and Income Fund)

                      AIM V.I. Dent Demographic Trends Fund

                        AIM V.I. Diversified Income Fund

                         AIM V.I. Global Utilities Fund

                       AIM V.I. Government Securities Fund

                              AIM V.I. Growth Fund

                            AIM V.I. High Yield Fund

                       AIM V.I. International Growth Fund
                 (formerly AIM V.I. International Equity Fund)

                        AIM V.I. Mid Cap Core Equity Fund
                    (formerly AIM V.I. Mid Cap Equity Fund)

                           AIM V.I. Money Market Fund

                          AIM V.I. New Technology Fund

                          AIM V.I. Premier Equity Fund
                         (formerly AIM V.I. Value Fund)

                   Shares of the funds are currently offered
                  only to insurance company separate accounts.


                                [AIM FUNDS LOGO]

TABLE OF CONTENTS

AIM Variable Insurance Funds

    AIM V.I. Aggressive Growth Fund                            1

    AIM V.I. Balanced Fund                                    13

    AIM V.I. Basic Value Fund                                 30

    AIM V.I. Blue Chip Fund                                   41

    AIM V.I. Capital Appreciation Fund                        53

    AIM V.I. Capital Development Fund                         65

    AIM V.I. Core Equity Fund                                 77

    AIM V.I. Dent Demographic Trends Fund                     90

    AIM V.I. Diversified Income Fund                         103

    AIM V.I. Global Utilities Fund                           119

    AIM V.I. Government Securities Fund                      131

    AIM V.I. Growth Fund                                     143

    AIM V.I. High Yield Fund                                 155

    AIM V.I. International Growth Fund                       172

    AIM V.I. Mid Cap Core Equity Fund                        185

    AIM V.I. Money Market Fund                               197

    AIM V.I. New Technology Fund                             206

    AIM V.I. Premier Equity Fund                             218

                         AIM V.I. AGGRESSIVE GROWTH FUND

FUND SHIFTS AMONG INDUSTRIES TO POSITION FOR RECOVERY


HOW DID THE MARKET TREAT GROWTH STOCKS, AND HOW DID THE FUND PERFORM?

The AIM V.I. Aggressive Growth Fund invests in small- and mid-cap growth stocks. Value stocks outperformed growth stocks by a wide margin. Only small- and mid-cap value stocks showed a positive return for the six-month reporting period that ended June 30, 2002. All other stock groups posted negative returns. For the period ending June 30, the Russell 2500 Index returned -5.22%. For the same period, AIM V.I. Aggressive Growth Fund Series I shares returned -10.45%. Series II shares returned -9.53% since inception, March 26, 2002.

WHAT WERE THE MAJOR TRENDS IN THE FINANCIAL MARKETS?

The ongoing spotlight on questionable accounting practices of a number of high-profile companies continued to challenge investor confidence in the first half of 2002. Lackluster corporate earnings, doubts about the reliability of analysts' advice, tensions in the Middle East and South Asia, and the ongoing threat of terrorism also impacted investor confidence. As a result, most major market indexes posted negative returns for the reporting period. The S&P 500 returned -13.15%, and the Lipper Mid-Cap Growth Fund Index returned -17.37%.

GIVEN THESE DIFFICULT MARKET TRENDS, HOW DID YOU MANAGE THE FUND?

We continued to apply the growth investment strategy, outlined in the fund's prospectus, which has produced attractive, long-term returns for investors. Our emphasis was on industrial, health care, consumer-discretionary and financial stocks. We believe companies in these sectors are well positioned for recovery. For example, consumer-discretionary companies, such as retailers and restaurants, stand to benefit from healthy consumer spending, which has continued despite economic uncertainties.

   Since our last report six months ago, the fund's exposure to the volatile information technology sector has been reduced. Technology companies continued to struggle and hadn't yet entered the recovery phase at the close of the reporting period. We reduced our holdings in telecommunications and biotechnology stocks, a move that helped the fund because these stocks' prices plummeted during the reporting period.

   As of June 30, the fund had 127 holdings, with small and mid-cap stocks making up almost the entire fund portfolio. Historically, small and mid-size companies react quickly to a small amount of economic stimulus and do well coming out of economic downturns.

WHAT WERE SOME STOCKS THAT PERFORMED WELL FOR THE FUND?

Express Scripts is one of the country's leading pharmacy benefits management companies. The firm's more than 40 million members have access to a network of approximately 55,000 pharmacies, mail-order prescription services and an online pharmacy. Express Scripts processes more than 290 million prescriptions per year. Its customers include HMOs and other health insurers. Unlike its primary competitors, Express Scripts is not owned by a drug company, giving it wider purchasing latitude.

   Patterson-UTI Energy is the second-largest provider of onshore contract drilling services in North America. Its clients include oil and natural gas producers. The company operates about 320 rigs, including 300 in the United States, with most of the others in Canada.

   Microchip Technology makes specialized embedded semiconductors for 30,000 customers for use in automotive, computing, consumer, industrial and networking applications. The company's sales have remained strong, and the firm has grown at a faster pace than its competitors. Despite a struggling economy, the company met earnings expectations for the most recent quarters.


PORTFOLIO COMPOSITION

As of 6/30/02, based on total net assets

===================================================================================================
TOP 10 EQUITY HOLDINGS                            TOP 10 INDUSTRIES
---------------------------------------------------------------------------------------------------
 1. Robert Half International Inc.      2.4%       1. Health Care Distributors & Services      9.0%

 2. SunGard Data Systems Inc.           2.0        2. Application Software                     6.3

 3. Express Scripts, Inc.               1.9        3. Data Processing Services                 5.3

 4. Paychex, Inc.                       1.8        4. Semiconductors                           5.0

 5. CDW Computer Centers, Inc.          1.8        5. Oil & Gas Drilling                       4.3

 6. OM Group, Inc.                      1.7        6. Diversified Financial Services           4.2

 7. Jacobs Engineering Group Inc.       1.7        7. Specialty Stores                         3.7

 8. Patterson-UTI Energy, Inc.          1.6        8. Health Care Facilities                   3.5

 9. First Health Group Corp.            1.6        9. Diversified Commercial Services          3.3

10. Microchip Technology Inc.           1.5       10. Construction & Engineering               3.1

TOTAL NET ASSETS: $127.4 MILLION                  TOTAL HOLDINGS: 127

The fund's portfolio is subject to change, and there is no assurance the fund will continue to hold any particular security.
===================================================================================================

                         AIM V.I. AGGRESSIVE GROWTH FUND


================================================================================

COMPARISON OF PORTFOLIO COMPOSITION BY INDUSTRY

as of 12/31/01 and 6/30/02

================================================================================

                                       12/31/01      6/30/02

Auto Parts & Equipment                    0.8           2.1

Data Processing Services                  3.0           5.3

Health Care Distributors & Services       7.2           9.0

Health Care Equipment                     1.3           2.4

Networking Equipment                      0.4           0.2

Semiconductors                            6.3           5.0

Telecommunications Equipment              4.2           0.9

================================================================================

ARE THERE SOME STOCKS THAT DID NOT PERFORM AS WELL AS YOU HAD HOPED, BUT STILL HAVE LONGER-TERM POTENTIAL?

Circuit City - Though its stock price was up strongly as recently as mid-May, with a smaller crest in price in early June, subsequent market conditions led to a reduction in its share price. The company has undertaken a major remodeling of its superstores, the cost of which has temporarily affected its bottom line. However, we remain confident about this stock for the longer term.

   Pride International, Inc. is one of the world's largest drilling contractors. The company provides offshore drilling, land drilling, and related services in more than 30 countries. Like many other strong, durable companies, it has been affected by recent market conditions. Its stock price has declined from its one-year high on May 3, 2002.

WHAT WERE CONDITIONS LIKE AT THE CLOSE OF THE REPORTING PERIOD?

Markets were volatile as investors kept a close eye on developments at home and abroad. While the recession had apparently ended, economic recovery was tentative. Although the nation's GDP grew at an annualized rate of 5.0% in the first quarter of 2002, much of this expansion was due to businesses increasing production to replenish depleted inventories--a trend that was unlikely to continue. Moreover, business software acquisitions declined in the first quarter, an indication that the economy was still struggling. The nation's unemployment rate fluctuated modestly during the reporting period and stood at 5.9% in June, as companies were reluctant to expand their payrolls.

   Corporate profit margins, while disappointing in some cases, were improving, and interest rates and inflation were low. Consumer spending, which accounts for about two-thirds of economic activity, remained fairly healthy.

   There continued to be a considerable amount of cash in lower-returning money market accounts that could potentially be deployed back into equities. Investors, however, remained cautious as concerns persisted about the economy, the threat of terrorism, the Middle East and corporate accounting practices.

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 6/30/02

================================================================================

SERIES I SHARES
Inception (5/1/98)          -0.64%
 1 Year                    -23.11

SERIES II SHARES
Inception (3/26/02)         -9.53%*

* BECAUSE SERIES II SHARES HAVE BEEN AVAILABLE FOR LESS THAN A YEAR, TOTAL RETURN SHOWN IS CUMULATIVE TOTAL RETURN THAT HAS NOT BEEN ANNUALIZED.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

PORTFOLIO MANAGEMENT TEAM

ROBERT M. KIPPES (LEAD MANAGER)
RYAN E. CRANE
JAY K. RUSHIN

--------------------------------------------------------------------------------
AIM V.I. AGGRESSIVE GROWTH FUND SEEKS LONG-TERM GROWTH OF CAPITAL BY INVESTING IN A PORTFOLIO CONSISTING PRIMARILY OF SMALL AND MID-SIZE COMPANY STOCKS.

   THE PERFORMANCE FIGURES SHOWN HERE, WHICH REPRESENT AIM V.I. AGGRESSIVE GROWTH FUND SERIES I AND SERIES II SHARES, ARE NOT INTENDED TO REFLECT ACTUAL ANNUITY VALUES. THEY DO NOT REFLECT CHARGES AT THE SEPARATE-ACCOUNT LEVEL, AND THESE CHARGES WOULD LOWER THE TOTAL RETURN. THE FUND'S PERFORMANCE FIGURES ARE HISTORICAL, AND THEY REFLECT FUND EXPENSES, THE REINVESTMENT OF DISTRIBUTIONS AND CHANGES IN NET ASSET VALUE. THE FUND'S INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

   INVESTING IN SMALL AND MID-SIZE COMPANIES MAY INVOLVE RISKS NOT ASSOCIATED WITH INVESTING IN MORE ESTABLISHED COMPANIES. ALSO, MICRO AND SMALL COMPANIES MAY HAVE BUSINESS RISK, SIGNIFICANT STOCK-PRICE FLUCTUATIONS AND ILLIQUIDITY.

   THE UNMANAGED RUSSELL 2500 INDEX MEASURES THE PERFORMANCE OF THE 2,500 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX, WHICH MEASURES THE PERFORMANCE OF THE 3,000 LARGEST US. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION.

   THE UNMANAGED LIPPER MID-CAP GROWTH FUND INDEX REPRESENTS AN AVERAGE OF THE PERFORMANCE OF THE 30 LARGEST MID-CAPITALIZATION GROWTH FUNDS, TRACKED BY LIPPER, INC., AN INDEPENDENT MUTUAL FUND PERFORMANCE MONITOR.

   THE UNMANAGED STANDARD & POOR'S COMPOSITE INDEX OF 500 STOCKS (THE S&P 500) IS AN INDEX OF COMMON STOCKS FREQUENTLY USED AS A GENERAL MEASURE OF U.S. STOCK-MARKET PERFORMANCE.

   AN INVESTMENT CANNOT BE MADE IN AN INDEX. UNLESS OTHERWISE INDICATED, INDEX RESULTS INCLUDE REINVESTED DIVIDENDS, AND THEY DO NOT REFLECT SALES CHARGES OR FUND EXPENSES.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


                                                               MARKET
                                                SHARES         VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-93.67%

ADVERTISING-0.81%

Catalina Marketing Corp.(a)                       11,600    $    327,352
------------------------------------------------------------------------
Lamar Advertising Co.(a)                          19,000         706,990
========================================================================
                                                               1,034,342
========================================================================

AIR FREIGHT & LOGISTICS-1.24%

Expeditors International of Washington, Inc.      47,600       1,578,416
========================================================================

APPAREL RETAIL-2.29%

American Eagle Outfitters, Inc.(a)                15,300         323,442
------------------------------------------------------------------------
Genesco Inc.(a)                                   13,900         338,465
------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)                    25,900         660,450
------------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)            32,500         720,525
------------------------------------------------------------------------
Too Inc.(a)                                       28,600         880,880
========================================================================
                                                               2,923,762
========================================================================

APPLICATION SOFTWARE-6.31%

Activision, Inc.(a)                               40,500       1,176,930
------------------------------------------------------------------------
Advent Software, Inc.(a)                           7,000         179,900
------------------------------------------------------------------------
BARRA, Inc.(a)                                     9,300         345,774
------------------------------------------------------------------------
Cerner Corp.(a)                                   14,300         683,969
------------------------------------------------------------------------
Electronic Arts Inc.(a)                           19,000       1,254,950
------------------------------------------------------------------------
Henry (Jack) & Associates, Inc.                   24,700         412,243
------------------------------------------------------------------------
Intuit Inc.(a)                                    28,600       1,421,992
------------------------------------------------------------------------
Kronos Inc.(a)                                    12,450         379,588
------------------------------------------------------------------------
National Instruments Corp.(a)                     47,150       1,535,204
------------------------------------------------------------------------
Reynolds & Reynolds Co. (The)-Class A             23,200         648,440
========================================================================
                                                               8,038,990
========================================================================

AUTO PARTS & EQUIPMENT-2.10%

Gentex Corp.(a)                                   47,600       1,307,572
------------------------------------------------------------------------
Lear Corp.(a)                                     14,600         675,250
------------------------------------------------------------------------
Superior Industries International, Inc.           15,100         696,563
========================================================================
                                                               2,679,385
========================================================================

BANKS-2.83%

Investors Financial Services Corp.                57,200       1,918,488
------------------------------------------------------------------------
Southwest Bancorp. of Texas, Inc.(a)              23,800         862,036
------------------------------------------------------------------------
TCF Financial Corp.                               16,700         819,970
========================================================================
                                                               3,600,494
========================================================================

BIOTECHNOLOGY-0.28%

Techne Corp.(a)                                   12,500         352,750
========================================================================

BROADCASTING & CABLE TV-1.83%

Hispanic Broadcasting Corp.(a)                    30,200         788,220
------------------------------------------------------------------------

                                                               MARKET
                                                SHARES         VALUE

BROADCASTING & CABLE TV-(CONTINUED)

Univision Communications Inc.-Class A(a)          23,800    $    747,320
------------------------------------------------------------------------
Westwood One, Inc.(a)                             23,800         795,396
========================================================================
                                                               2,330,936
========================================================================

COMPUTER & ELECTRONICS RETAIL-1.75%

CDW Computer Centers, Inc.(a)                     47,600       2,228,156
========================================================================

CONSTRUCTION & ENGINEERING-3.13%

Insituform Technologies, Inc.-Class A(a)          27,800         588,804
------------------------------------------------------------------------
Jacobs Engineering Group Inc.(a)                  61,900       2,152,882
------------------------------------------------------------------------
Shaw Group Inc. (The)(a)                          40,500       1,243,350
========================================================================
                                                               3,985,036
========================================================================

CONSTRUCTION, FARM MACHINERY & HEAVY
  TRUCKS-0.36%

AGCO Corp.(a)                                     23,200         452,400
========================================================================

CONSUMER FINANCE-1.15%

AmeriCredit Corp.(a)                              23,800         667,590
------------------------------------------------------------------------
Doral Financial Corp.                             23,800         794,682
========================================================================
                                                               1,462,272
========================================================================

DATA PROCESSING SERVICES-5.32%

Concord EFS, Inc.(a)                              30,400         916,256
------------------------------------------------------------------------
DST Systems, Inc.(a)                              33,800       1,544,998
------------------------------------------------------------------------
FactSet Research Systems Inc.                     26,200         779,974
------------------------------------------------------------------------
Fiserv, Inc.(a)                                   35,550       1,305,040
------------------------------------------------------------------------
Paychex, Inc.                                     71,400       2,234,106
========================================================================
                                                               6,780,374
========================================================================

DEPARTMENT STORES-0.26%

Kohl's Corp.(a)                                    4,700         329,376
========================================================================

DIVERSIFIED COMMERCIAL SERVICES-3.28%

Apollo Group, Inc.-Class A(a)                     23,375         921,209
------------------------------------------------------------------------
Cintas Corp.                                      23,800       1,175,720
------------------------------------------------------------------------
Corporate Executive Board Co. (The)(a)            11,600         397,300
------------------------------------------------------------------------
DeVry, Inc.(a)                                    23,200         529,888
------------------------------------------------------------------------
Iron Mountain Inc.(a)                             37,500       1,156,875
========================================================================
                                                               4,180,992
========================================================================

DIVERSIFIED FINANCIAL SERVICES-4.22%

Affiliated Managers Group, Inc.(a)                11,900         731,850
------------------------------------------------------------------------
Federated Investors, Inc.-Class B                 23,800         822,766
------------------------------------------------------------------------
Investment Technology Group, Inc.(a)              16,750         547,725
------------------------------------------------------------------------
Legg Mason, Inc.                                  19,000         937,460
------------------------------------------------------------------------

                        AIM V.I. AGGRESSIVE GROWTH FUND


                                                               MARKET
                                                SHARES         VALUE
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Moody's Corp.                                     11,800    $    587,050
------------------------------------------------------------------------
SEI Investments Co.                               23,200         653,544
------------------------------------------------------------------------
Waddell & Reed Financial, Inc.-Class A            47,600       1,090,992
========================================================================
                                                               5,371,387
========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.02%

Molex Inc.-Class A                                47,600       1,305,668
========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.20%

Fisher Scientific International Inc.(a)           35,600         996,800
------------------------------------------------------------------------
Plexus Corp.(a)                                   11,600         209,960
------------------------------------------------------------------------
Waters Corp.(a)                                   12,200         325,740
========================================================================
                                                               1,532,500
========================================================================

EMPLOYMENT SERVICES-2.39%

Robert Half International Inc.(a)                130,900       3,049,970
========================================================================

ENVIRONMENTAL SERVICES-0.32%

Stericycle, Inc.(a)                               11,600         410,756
========================================================================

GENERAL MERCHANDISE STORES-0.99%

Dollar Tree Stores, Inc.(a)                       31,900       1,257,179
========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-8.95%

AmerisourceBergen Corp.                           14,300       1,086,800
------------------------------------------------------------------------
Express Scripts, Inc.(a)                          47,600       2,385,236
------------------------------------------------------------------------
Henry Schein, Inc.(a)                             16,700         743,150
------------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)           28,600       1,305,590
------------------------------------------------------------------------
Lincare Holdings Inc.(a)                          35,300       1,140,190
------------------------------------------------------------------------
McKesson Corp.                                    57,100       1,867,170
------------------------------------------------------------------------
Patterson Dental Co.(a)                           21,400       1,077,062
------------------------------------------------------------------------
Quest Diagnostics Inc.(a)                         20,900       1,798,445
========================================================================
                                                              11,403,643
========================================================================

HEALTH CARE EQUIPMENT-2.39%

Beckman Coulter, Inc.                             23,600       1,177,640
------------------------------------------------------------------------
Biomet, Inc.(a)                                   26,200         710,544
------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                   28,600       1,159,730
========================================================================
                                                               3,047,914
========================================================================

HEALTH CARE FACILITIES-3.46%

Community Health Systems Inc.(a)                  42,800       1,147,040
------------------------------------------------------------------------
Health Management Associates, Inc.-Class A(a)     71,400       1,438,710
------------------------------------------------------------------------
LifePoint Hospitals, Inc.(a)                      28,100       1,020,311
------------------------------------------------------------------------
Province Healthcare Co.(a)                        35,675         797,693
========================================================================
                                                               4,403,754
========================================================================

INDUSTRIAL MACHINERY-0.62%

Danaher Corp.                                     11,900         789,565
========================================================================

INSURANCE BROKERS-0.46%

Brown & Brown Inc.                                18,600         585,900
========================================================================

                                                               MARKET
                                                SHARES         VALUE


INTERNET RETAIL-0.80%

eBay Inc.(a)                                      16,600    $  1,022,892
========================================================================

IT CONSULTING & SERVICES-1.98%

SunGard Data Systems Inc.(a)                      95,200       2,520,896
========================================================================

LEISURE FACILITIES-0.51%

International Speedway Corp.-Class A              16,200         649,620
========================================================================

MANAGED HEALTH CARE-2.50%

Caremark Rx, Inc.(a)                              71,400       1,178,100
------------------------------------------------------------------------
First Health Group Corp.(a)                       71,400       2,002,056
========================================================================
                                                               3,180,156
========================================================================

MULTI-LINE INSURANCE-1.23%

HCC Insurance Holdings, Inc.                      59,500       1,567,825
========================================================================

NETWORKING EQUIPMENT-0.22%

Brocade Communications Systems, Inc.(a)           16,200         283,176
========================================================================

OIL & GAS DRILLING-4.32%

ENSCO International Inc.                          35,700         973,182
------------------------------------------------------------------------
Patterson-UTI Energy, Inc.(a)                     71,400       2,015,622
------------------------------------------------------------------------
Pride International, Inc.(a)                     107,100       1,677,186
------------------------------------------------------------------------
Varco International, Inc.(a)                      47,600         834,904
========================================================================
                                                               5,500,894
========================================================================

OIL & GAS EQUIPMENT & SERVICES-2.74%

Cal Dive International, Inc.(a)                   47,600       1,047,200
------------------------------------------------------------------------
Cooper Cameron Corp.(a)                           23,800       1,152,396
------------------------------------------------------------------------
Core Laboratories N.V. (Netherlands)(a)           23,900         287,278
------------------------------------------------------------------------
National-Oilwell, Inc.(a)                         47,600       1,001,980
========================================================================
                                                               3,488,854
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.69%

Newfield Exploration Co.(a)                       23,800         884,646
========================================================================

PHARMACEUTICALS-0.60%

Medicis Pharmaceutical Corp.-Class A(a)           17,900         765,404
========================================================================

PROPERTY & CASUALTY INSURANCE-0.59%

ACE Ltd. (Bermuda)                                23,800         752,080
========================================================================

RESTAURANTS-2.60%

CBRL Group, Inc.                                  23,800         726,376
------------------------------------------------------------------------
CEC Entertainment Inc.(a)                         16,650         687,645
------------------------------------------------------------------------
Cheesecake Factory Inc. (The)(a)                  13,900         493,172
------------------------------------------------------------------------
Sonic Corp.(a)                                    18,600         584,226
------------------------------------------------------------------------
Starbucks Corp.(a)                                33,300         827,505
========================================================================
                                                               3,318,924
========================================================================

SEMICONDUCTOR EQUIPMENT-1.89%

Axcelis Technologies, Inc.(a)                     49,500         568,260
------------------------------------------------------------------------
Lam Research Corp.(a)                             28,000         503,440
------------------------------------------------------------------------
LTX Corp.(a)                                      37,100         529,788
------------------------------------------------------------------------

                        AIM V.I. AGGRESSIVE GROWTH FUND


                                                               MARKET
                                                SHARES         VALUE
SEMICONDUCTOR EQUIPMENT-(CONTINUED)

Varian Semiconductor Equipment Associates,
  Inc.(a)                                         23,600    $    800,748
========================================================================
                                                               2,402,236
========================================================================

SEMICONDUCTORS-4.98%

Altera Corp.(a)                                   23,400         318,240
------------------------------------------------------------------------
Broadcom Corp.-Class A(a)                         32,100         563,034
------------------------------------------------------------------------
Intersil Corp.-Class A(a)                         23,200         496,016
------------------------------------------------------------------------
Lattice Semiconductor Corp.(a)                    24,700         215,878
------------------------------------------------------------------------
Linear Technology Corp.                           23,800         748,034
------------------------------------------------------------------------
Microchip Technology Inc.(a)                      71,400       1,958,502
------------------------------------------------------------------------
QLogic Corp.(a)                                   23,800         906,780
------------------------------------------------------------------------
RF Micro Devices, Inc.(a)                         19,800         150,876
------------------------------------------------------------------------
Semtech Corp.(a)                                  30,900         825,030
------------------------------------------------------------------------
Skyworks Solutions, Inc.(a)                       30,500         169,275
========================================================================
                                                               6,351,665
========================================================================

SPECIALTY CHEMICALS-2.58%

OM Group, Inc.                                    35,700       2,213,400
------------------------------------------------------------------------
Valspar Corp. (The)                               23,800       1,074,332
========================================================================
                                                               3,287,732
========================================================================

SPECIALTY STORES-3.74%

AutoZone, Inc.(a)                                 11,900         919,870
------------------------------------------------------------------------
Bed Bath & Beyond Inc.(a)                         21,800         822,732
------------------------------------------------------------------------

                                                               MARKET
                                                SHARES         VALUE

SPECIALTY STORES-(CONTINUED)

Circuit City Stores, Inc.-CarMax Group(a)         19,900    $    430,835
------------------------------------------------------------------------
Foot Locker, Inc.(a)                              29,600         427,720
------------------------------------------------------------------------
Staples, Inc.(a)                                  36,000         709,200
------------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                          47,600       1,459,416
========================================================================
                                                               4,769,773
========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.90%

UTStarcom, Inc.(a)                                57,100       1,151,707
========================================================================

TRADING COMPANIES & DISTRIBUTORS-1.84%

Fastenal Co.                                      42,200       1,625,122
------------------------------------------------------------------------
MSC Industrial Direct Co., Inc.-Class A(a)        36,800         717,600
========================================================================
                                                               2,342,722
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $115,685,558)                          119,357,119
========================================================================

MONEY MARKET FUNDS-6.07%

STIC Liquid Assets Portfolio(b)                3,864,560       3,864,560
------------------------------------------------------------------------
STIC Prime Portfolio(b)                        3,864,560       3,864,560
========================================================================
    Total Money Market Funds (Cost
      $7,729,120)                                              7,729,120
========================================================================
TOTAL INVESTMENTS-99.74% (Cost $123,414,678)                 127,086,239
========================================================================
OTHER ASSETS LESS LIABILITIES-0.26%                              337,369
========================================================================
NET ASSETS-100.00%                                          $127,423,608
________________________________________________________________________
========================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                        AIM V.I. AGGRESSIVE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $123,414,678)                                $127,086,239
-----------------------------------------------------------
Receivables for:
  Investments sold                                  279,351
-----------------------------------------------------------
  Fund shares sold                                  159,136
-----------------------------------------------------------
  Dividends                                          25,944
-----------------------------------------------------------
Investment for deferred compensation plan            23,321
===========================================================
    Total assets                                127,573,991
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                             13,756
-----------------------------------------------------------
  Deferred compensation plan                         23,321
-----------------------------------------------------------
Accrued administrative services fees                 77,999
-----------------------------------------------------------
Accrued distribution fees -- Series II                  232
-----------------------------------------------------------
Accrued transfer agent fees                           2,556
-----------------------------------------------------------
Accrued operating expenses                           32,519
===========================================================
    Total liabilities                               150,383
===========================================================
Net assets applicable to shares outstanding    $127,423,608
___________________________________________________________
===========================================================

NET ASSETS:

Series I                                       $124,613,466
___________________________________________________________
===========================================================
Series II                                      $  2,810,142
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                         12,870,509
___________________________________________________________
===========================================================
Series II                                           290,370
___________________________________________________________
===========================================================
Series I:
  Net asset value per share                    $       9.68
___________________________________________________________
===========================================================
Series II:
  Net asset value per share                    $       9.68
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax
  of $495)                                     $    123,153
-----------------------------------------------------------
Dividends from affiliated money market
  funds                                              55,285
-----------------------------------------------------------
Interest                                                 36
===========================================================
    Total investment income                         178,474
===========================================================

EXPENSES:

Advisory fees                                       512,351
-----------------------------------------------------------
Administrative services fees                        179,761
-----------------------------------------------------------
Custodian fees                                       30,693
-----------------------------------------------------------
Distribution fees -- Series II                          232
-----------------------------------------------------------
Transfer agent fees                                   6,122
-----------------------------------------------------------
Trustees' fees                                        4,399
-----------------------------------------------------------
Other                                                 5,974
===========================================================
    Total expenses                                  739,532
===========================================================
Less: Fees waived                                      (514)
-----------------------------------------------------------
    Expenses paid indirectly                           (135)
===========================================================
    Net expenses                                    738,883
===========================================================
Net investment income (loss)                       (560,409)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                     (9,100,828)
-----------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of
  investment securities                          (4,622,892)
-----------------------------------------------------------
Net gain (loss) from investment securities      (13,723,720)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                    $(14,284,129)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

                        AIM V.I. AGGRESSIVE GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND THE YEAR ENDED DECEMBER 31, 2001 (UNAUDITED)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2002            2001
                                                              ------------    ------------
OPERATIONS:

  Net investment income (loss)                                $   (560,409)   $   (960,489)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities           (9,100,828)    (37,314,213)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       (4,622,892)      6,249,715
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (14,284,129)    (32,024,987)
==========================================================================================
Share transactions-net:
  Series I                                                      16,997,789      50,732,875
------------------------------------------------------------------------------------------
  Series II                                                      2,821,194              --
==========================================================================================
    Net increase in net assets                                   5,534,854      18,707,888
==========================================================================================

NET ASSETS:

  Beginning of period                                          121,888,754     103,180,866
==========================================================================================
  End of period                                               $127,423,608    $121,888,754
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $177,817,369    $157,998,386
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (582,866)        (22,457)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                 (53,482,456)    (44,381,628)
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities               3,671,561       8,294,453
==========================================================================================
                                                              $127,423,608    $121,888,754
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

                        AIM V.I. AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Aggressive Growth Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating life insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

                        AIM V.I. AGGRESSIVE GROWTH FUND

       The Fund's capital loss carryforward of $37,302,537 as of December 31, 2001 expires as follows:

   CAPITAL LOSS
   CARRYFORWARD     EXPIRATION
   ------------     ----------
    $  354,222   December 31, 2006
   -------------------------------
        44,406   December 31, 2007
   -------------------------------
     1,780,366   December 31, 2008
   -------------------------------
    35,123,543   December 31, 2009
   -------------------------------
   $37,302,537
   _______________________________
   ===============================


E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the six months ended June 30, 2002, AIM waived fees of $514.

  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2002, the Fund paid AIM $179,761 of which AIM retained $24,795 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2002, AFS was paid $3,850 for such services.

  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2002, the Series II shares paid AIM Distributors $232 as compensation under the Plan.

  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.

  During the six months ended June 30, 2002, the Fund paid legal fees of $1,298 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2002, the Fund received reductions in custodian fees of $135 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $135.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--TAX COMPONENTS OF CAPITAL

As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforward  $(37,302,537)
---------------------------------------
Unrealized appreciation       1,192,905
=======================================
                           $(36,109,632)
_______________________________________
=======================================


  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, and other deferrals.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2002 was $65,253,620 and $45,481,671, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $11,681,683
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (9,672,406)
-----------------------------------------------------------
Net unrealized appreciation of investment
  securities                                    $ 2,009,277
___________________________________________________________
===========================================================
Cost of investments for tax purposes is
  $125,076,962.

                        AIM V.I. AGGRESSIVE GROWTH FUND

NOTE 8--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2002 and the year ended December 31, 2001 were as follows:

                                                                  SIX MONTHS ENDED                YEAR ENDED
                                                                   JUNE 30, 2002              DECEMBER 31, 2001
                                                              ------------------------    --------------------------
                                                               SHARES        AMOUNT         SHARES         AMOUNT
                                                              ---------    -----------    ----------    ------------
Sold:
  Series I                                                    2,281,533    $24,095,313    10,120,399    $120,647,678
--------------------------------------------------------------------------------------------------------------------
  Series II*                                                  1,231,407     12,511,974            --              --
====================================================================================================================
Reacquired:
  Series I                                                     (683,388)    (7,097,524)   (5,904,160)    (69,914,803)
--------------------------------------------------------------------------------------------------------------------
  Series II*                                                   (941,037)    (9,690,780)           --              --
====================================================================================================================
                                                              1,888,515    $19,818,983     4,216,239    $ 50,732,875
____________________________________________________________________________________________________________________
====================================================================================================================

* Series II shares commenced sales on March 26, 2002.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      SERIES I
                                                   ------------------------------------------------------------------------------
                                                                                                                   MAY 1, 1998,
                                                   SIX MONTHS                                                    (DATE OPERATIONS
                                                     ENDED                 YEAR ENDED DECEMBER 31,                COMMENCED) TO
                                                    JUNE 30,        --------------------------------------         DECEMBER 31,
                                                      2002            2001           2000           1999               1998
                                                   ----------       --------       --------        -------       ----------------
Net asset value, beginning of period                $  10.81        $  14.62       $  14.25        $  9.85            $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         (0.05)(a)       (0.10)(a)      (0.10)(a)      (0.04)(a)          0.04
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                           (1.08)          (3.71)          0.47           4.44             (0.14)
=================================================================================================================================
    Total from investment operations                   (1.13)          (3.81)          0.37           4.40             (0.10)
=================================================================================================================================
Less distributions from net investment income             --              --             --             --             (0.05)
=================================================================================================================================
Net asset value, end of period                      $   9.68        $  10.81       $  14.62        $ 14.25            $ 9.85
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                       (10.45)%        (26.06)%         2.60%         44.67%            (0.94)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $124,613        $121,889       $103,181        $17,326            $4,399
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                      1.15%(c)        1.21%          1.16%          1.19%             1.16%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                   1.15%(c)        1.21%          1.26%          2.42%             4.62%(d)
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                   (0.87)%(c)      (0.88)%        (0.59)%        (0.41)%            0.96%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                   37%             90%            65%            89%               30%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $129,105,405.
(d)  Annualized.

                        AIM V.I. AGGRESSIVE GROWTH FUND


                                                                  SERIES II
                                                                -------------
                                                                MARCH 26,
                                                                  2002
                                                                (DATE SALES
                                                                COMMENCED) TO
                                                                JUNE 30,
                                                                  2002
                                                                -------------
Net asset value, beginning of period                               $10.70
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.03)(a)
-----------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (0.99)
=============================================================================
    Total from investment operations                                (1.02)
=============================================================================
Net asset value, end of period                                     $ 9.68
_____________________________________________________________________________
=============================================================================
Total return(b)                                                     (9.53)%
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $2,810
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets:                             1.40%(c)
=============================================================================
Ratio of net investment income (loss) to average net assets         (1.12)%(c)
_____________________________________________________________________________
=============================================================================
Portfolio turnover rate                                                37%
_____________________________________________________________________________
=============================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(c)  Ratios are annualized and based on average daily net assets of $352,334.

                        AIM V.I. AGGRESSIVE GROWTH FUND

AS OF JUNE 30, 2002

BOARD OF TRUSTEES        OFFICERS                                OFFICE OF THE FUND
Robert H. Graham         Robert H. Graham                        11 Greenway Plaza
                         Chairman and President                  Suite 100
Frank S. Bayley                                                  Houston, TX 77046
                         Carol F. Relihan
Bruce L. Crockett        Senior Vice President and Secretary     INVESTMENT ADVISOR

Albert R. Dowden         Gary T. Crum                            A I M Advisors, Inc.
                         Senior Vice President                   11 Greenway Plaza
Edward K. Dunn, Jr.                                              Suite 100
                         Dana R. Sutton                          Houston, TX 77046
Jack M. Fields           Vice President and Treasurer
                                                                 TRANSFER AGENT
Carl Frischling          Robert G. Alley
                         Vice President                          A I M Fund Services, Inc.
Prema Mathai-Davis                                               P.O. Box 4739
                         Stuart W. Coco                          Houston, TX 77210-4739
Lewis F. Pennock         Vice President
                                                                 CUSTODIAN
Ruth H. Quigley          Melville B. Cox
                         Vice President                          State Street Bank and Trust Company
Louis S. Sklar                                                   225 Franklin Street
                         Karen Dunn Kelley                       Boston, MA 02110
                         Vice President
                                                                 COUNSEL TO THE FUNDS
                         Edgar M. Larsen
                         Vice President                          Foley & Lardner
                                                                 3000 K N.W., Suite 500
                                                                 Washington, D.C. 20007

                                                                 COUNSEL TO THE TRUSTEES

                                                                 Kramer, Levin, Naftalis & Frankel LLP
                                                                 919 Third Avenue
                                                                 New York, NY 10022

                                                                 DISTRIBUTOR

                                                                 A I M Distributors, Inc.
                                                                 11 Greenway Plaza
                                                                 Suite 100
                                                                 Houston, TX 77046



                        AIM V.I. AGGRESSIVE GROWTH FUND

                             AIM V.I. BALANCED FUND

FUND FARES BETTER THAN BENCHMARK AS MARKET SLIPS


WHAT WERE THE FUND'S RESULTS FOR THE PERIOD?

It was a challenging six months for the stock market, though the economy was growing. AIM V.I. Balanced Fund Series I shares returned -11.15% for the six months ended June 30, 2002. Series II shares returned -10.00% from their inception on January 24, 2002 to the end of the period.

   These results compare favorably with that of the fund's benchmark, the S&P 500, which returned -13.15%. The fund's outperformance was largely due to its bond component. Bonds rose modestly during the period, once again demonstrating the value of a diversified approach.

WHAT WERE THE STOCK MARKET AND ECONOMIC CONDITIONS?

The economy was growing, but stock performance generally did not reflect this growth. The nation's gross domestic product (GDP) grew at a 5.0% annualized rate in the first quarter of 2002, then dropped back in the second quarter to a more moderate and sustainable pace, estimated by the U.S. Commerce Department at about 1.1%.

   However, investor confidence was undermined by allegations of corporate misconduct, anemic corporate earnings, doubts about the reliability of analysts' advice, tensions in the Middle East and South Asia, and the ongoing threat of terrorism. As a result, most major stock market indexes posted negative returns for the reporting period.

HOW DID THESE CONDITIONS AFFECT THE FIXED-INCOME MARKET?

Bonds impressively outperformed stocks. The Lehman Aggregate Bond Index returned 3.79% for the six months.

   Corporations continued postponing capital expenditures despite favorable borrowing rates, but consumer spending remained remarkably strong through April, especially for cars and homes, as loan interest rates remained low.

   During the first quarter's rapid growth there was concern that inflation could rise and prompt the Fed to raise short-term interest rates -- a move detrimental to bonds, whose prices tend to decline as interest rates rise. Accordingly, bond prices sagged during March but rebounded as April's slowing growth made a rate increase appear less likely.

HOW DID THE FUND'S MANAGEMENT TEAM TAKE ACTION?

We continued to target approximately 60% stocks and 40% high-quality bonds, a mix that historically has provided optimal risk/return trade-off over the longer term. With the fixed-income portfolio, we sought to provide current income while preserving principal and growing capital. The equities were managed according to AIM's Growth at a Reasonable Price (GARP) style, which applies elements of both value and growth investing to identify companies with strong growth prospects and attractive valuations. Both the stocks and the bonds remained well diversified, with only about 11% of the fund's assets in its 10 largest holdings.

WHAT FACTORS MOST AFFECTED PERFORMANCE?

Our fixed-income component helped buoy results, while several stock market trends adversely affected them. It was an unfavorable period for large-caps, which under-

PORTFOLIO COMPOSITION

As of 6/30/02, based on total net assets

=======================================================================================================================
TOP 10 EQUITY HOLDINGS                             TOP 10 FIXED-INCOME HOLDINGS
-----------------------------------------------------------------------------------------------------------------------
                                                                                            COUPON   MATURITY   PERCENT
                                                                                            ------   --------   -------
 1. Citigroup Inc.                       1.7%      1. Transcontinental Gas Pipe Line Corp.   8.88%     7/12       0.6%

 2. American International Group, Inc.   1.2       2. Noble Energy, Inc.                     7.25      8/97       0.6

 3. General Electric Co.                 1.2       3. American Re Corp.- Series B            7.45      12/26      0.6

 4. Cooper Cameron Corp.                 1.1       4. Indiana Michigan Power Co. - Series C  6.13      12/06      0.5

 5. Target Corp.                         1.1       5. European  Investment Bank              4.00      8/05       0.5
                                                      (Luxembourg)
 6. Wal-Mart Stores, Inc.                1.0
                                                   6. Key Bank, N.A.                         4.10      6/05       0.5
 7. Bed Bath & Beyond Inc.               1.0
                                                   7. Cleveland Electric Illuminating Co.    7.88      11/17      0.4
 8. DST Systems, Inc.                    0.9          (The) - Series D

 9. Microsoft Corp.                      0.9       8. Citigroup Inc.                         6.63      6/32       0.4

10. United Technologies Corp.            0.9       9. Jackson National Life Insurance Co.    6.13      5/12       0.4

                                                  10. Raytheon Co.                           6.75      8/07       0.4

================================================================================
TOP 10 INDUSTRIES
--------------------------------------------------------------------------------
 1. Diversified Financial Services           9.9%

 2. US Treasury Notes                        8.4

 3. Federal National Mortgage Association    5.4
    (FNMA)

 4. Banks                                    4.5

 5. Pharmaceuticals                          4.0

 6. Electric Utilities                       3.7

 7. Federal Home Loan Mortgage Corp.         2.9
    (FHLMC)

 8. General Merchandise Stores               2.9

 9. Oil & Gas Exploration & Production       2.7

10. Integrated Oil & Gas                     2.5

The fund's portfolio is subject to change, and there is no assurance the fund will continue to hold any particular security.
================================================================================

                             AIM V.I. BALANCED FUND

================================================================================

PORTFOLIO COMPOSITION BY INVESTMENT TYPE

As of 6/30/02, based on total net assets

================================================================================

Corporate Bonds               21%

Government & Agency Bonds     20%

Cash & Other                   5%

Stocks                        54%

================================================================================

performed small- and mid-cap stocks. It was also a disadvantage that value stocks outperformed growth stocks during the six months, as the fund leans more toward growth than most other balanced funds.

   Compared with its index, the fund was overweight in the consumer discretionary and health care sectors, and was negatively affected by weak performance in both. Energy, retail and consumer staples stocks had reasonably good results, but our weightings in those areas were not large.

   Our bond portfolio was extremely helpful in reducing the negative impact of these stock-market trends and improving results. The fund holds primarily high-grade bonds, and these performed especially well during the period, as investors chose them for safety.

WHAT WERE SOME SPECIFIC HOLDINGS?

In the consumer-discretionary sector, home furnishings retailer Bed Bath & Beyond achieved impressive sales growth, benefiting from the period's strong home-buying trend.

   In the health care sector, health insurance provider Anthem grew its net income significantly, but we reduced our position in biotech giant Genzyme after an earnings disappointment. We carefully evaluated major financial-sector player Citigroup and concluded that despite lackluster results in the current period, it still had sound fundamentals and strong prospects for valuable future performance, and we retained it in the portfolio.

HOW DID THE MANAGEMENT TEAM POSITION THE FUND?

We shortened the fund's average maturity and increased its credit quality to AA, as bonds of shorter maturity or higher quality maintain more value when interest rates rise. Rates often do rise when the economy rebounds, but the timing of any rebound is uncertain. To be prepared without taking undue risks, we kept the fund's bond portfolio highly diversified by including Treasuries, agencies, high-quality corporates and mortgage-backed securities, and kept equity holdings broadly diversified by capitalization size, sector and industry. When adding new stocks to the portfolio, we sought less volatile ones. We also took advantage of lower prices by adding stocks in more `defensive' areas -- ones less vulnerable to reduced capital spending.

WHAT CONDITIONS PREVAILED AS THE PERIOD ENDED?

Many economic measures indicated growth had already returned, though the market did not keep pace. In June, the Federal Reserve commented that "overall economic activity expanded at a moderate pace in late April and May." However, a June decline in the University of Michigan's Index of Consumer Sentiment indicated that a consumer spending pullback might occur. Concerns about corporate accounting practices and geopolitical instability made people hesitant to invest. Bonds, however, were benefiting from investors' flight to safety. Over the near term, volatility appeared likely to continue.

================================================================================

PORTFOLIO STATISTICS

As of 6/30/02

================================================================================

Total Holdings                    241

Total Net Assets          $95,564,679

Average Credit Rating              AA

Average Maturity                 9.80

Av. Modified Duration           5.500

================================================================================

================================================================================
AVERAGE ANNUAL TOTAL RETURNS

As of 6/30/02

================================================================================

SERIES I SHARES
Inception (5/1/98)           0.40%
 1 Year                    -15.47

SERIES II SHARES
Inception (1/24/02)        -10.00%*


* BECAUSE SERIES II SHARES HAVE BEEN AVAILABLE FOR LESS THAN A YEAR, TOTAL RETURN SHOWN IS CUMULATIVE TOTAL RETURN THAT HAS NOT BEEN ANNUALIZED.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

PORTFOLIO MANAGEMENT TEAM

CO-MANAGERS:

ROBERT G. ALLEY
CLAUDE C. CODY, IV
JAN H. FRIEDLI
SCOT W. JOHNSON
CRAIG A. SMITH
MEGGAN M. WALSH

--------------------------------------------------------------------------------
AIM V.I. BALANCED FUND SEEKS A HIGH TOTAL RETURN CONSISTENT WITH PRESERVATION OF CAPITAL BY INVESTING IN A BROADLY DIVERSIFIED PORTFOLIO OF STOCKS AND BONDS.

   THE PERFORMANCE FIGURES SHOWN HERE, WHICH REPRESENT AIM V.I. BALANCED FUND SERIES I AND SERIES II SHARES, ARE NOT INTENDED TO REFLECT ACTUAL ANNUITY VALUES. THEY DO NOT REFLECT CHARGES AT THE SEPARATE-ACCOUNT LEVEL, AND THESE CHARGES WOULD LOWER THE TOTAL RETURN. THE FUND'S PERFORMANCE FIGURES ARE HISTORICAL, AND THEY REFLECT FUND EXPENSES, THE REINVESTMENT OF DISTRIBUTIONS AND CHANGES IN NET ASSET VALUE. THE FUND'S INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

   THE UNMANAGED LEHMAN AGGREGATE BOND INDEX, WHICH REPRESENTS THE U.S. INVESTMENT-GRADE FIXED-RATE BOND MARKET (INCLUDING GOVERNMENT AND CORPORATE SECURITIES, MORTGAGE PASS-THROUGH SECURITIES AND ASSET-BACKED SECURITIES), IS COMPILED BY LEHMAN BROTHERS, A WELL-KNOWN GLOBAL INVESTMENT BANK.

   THE UNMANAGED STANDARD & POOR'S COMPOSITE INDEX OF 500 STOCKS (THE S&P 500) IS AN INDEX OF COMMON STOCKS FREQUENTLY USED AS A GENERAL MEASURE OF U.S. STOCK MARKET PERFORMANCE.

   AN INVESTMENT CANNOT BE MADE IN AN INDEX. UNLESS OTHERWISE INDICATED, INDEX RESULTS INCLUDE REINVESTED DIVIDENDS, AND THEY DO NOT REFLECT SALES CHARGES OR FUND EXPENSES.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


                                               PRINCIPAL      MARKET
                                                AMOUNT         VALUE
BONDS & NOTES-19.74%

AEROSPACE & DEFENSE-0.37%

Raytheon Co., Notes, 6.75%, 08/15/07           $ 335,000    $   354,306
=======================================================================

ALTERNATIVE CARRIERS-0.05%

Intermedia Communications Inc.-Series B, Sr.
  Unsec. Notes, 9.50%, 03/01/09(a)               150,000         48,750
=======================================================================

AUTOMOBILE MANUFACTURERS-0.36%

Ford Holdings, Inc., Unsec. Gtd. Unsub. Deb.,
  9.30%, 03/01/30                                120,000        128,429
-----------------------------------------------------------------------
General Motors Corp., Putable Deb., 8.80%,
  03/01/21                                       200,000        218,066
=======================================================================
                                                                346,495
=======================================================================

BANKS-2.47%

Dresdner Funding Trust I, Notes, 8.15%,
  06/30/31 (Acquired 05/09/02; Cost
  $132,621)(b)                                   125,000        135,090
-----------------------------------------------------------------------
European Investment Bank (Luxembourg),
  Sr. Unsub. Yankee Notes, 4.00%, 08/30/05       500,000        503,955
-----------------------------------------------------------------------
  Yankee Notes, 4.63%, 03/01/07                  300,000        303,903
-----------------------------------------------------------------------
Huntington National Bank, Sub. Notes, 6.60%,
  06/15/18                                       100,000         94,961
-----------------------------------------------------------------------
Key Bank N. A., Sr. Notes, 4.10%, 06/30/05       470,000        469,976
-----------------------------------------------------------------------
Regions Financial Corp., Putable Sub. Notes,
  7.75%, 09/15/04                                200,000        219,376
-----------------------------------------------------------------------
St. Paul Bancorp, Inc., Sr. Unsec. Unsub.
  Notes, 7.13%, 02/15/04                          75,000         78,478
-----------------------------------------------------------------------
SunTrust Banks, Inc., Sr. Unsec. Deb. 6.00%,
  01/15/28                                       125,000        126,389
-----------------------------------------------------------------------
Swiss Bank Corp.-NY, Sub. Notes, 7.38%,
  06/15/17                                        50,000         54,375
-----------------------------------------------------------------------
U.S. Bank N.A., Sub. Notes, 6.30%, 02/04/14      175,000        177,261
-----------------------------------------------------------------------
Wachovia Corp., Unsec. Putable Sub. Deb.,
  6.55%, 10/15/35                                185,000        197,130
=======================================================================
                                                              2,360,894
=======================================================================

BREWERS-0.16%

Anheuser-Busch Cos., Inc., Bonds, 6.50%,
  02/01/43                                       150,000        148,462
=======================================================================

BROADCASTING & CABLE TV-1.36%

Comcast Cable Communications, Unsec. Notes,
  8.88%, 05/01/17                                150,000        144,388
-----------------------------------------------------------------------
Continental Cablevision, Inc., Sr. Deb.,
  9.50%, 08/01/13                                200,000        206,848
-----------------------------------------------------------------------
Lenfest Communications, Inc., Sr. Unsec. Sub.
  Notes, 8.25%, 02/15/08                         150,000        145,858
-----------------------------------------------------------------------
TCA Cable TV, Inc., Sr. Unsec. Deb., 6.53%,
  02/01/28                                       150,000        142,720
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                AMOUNT         VALUE

BROADCASTING & CABLE TV-(CONTINUED)

TCI Communications, Inc., Sr. Unsec. Deb.,
  7.88%, 02/15/26                              $ 175,000    $   160,914
-----------------------------------------------------------------------
Time Warner Inc.,
  Sr. Unsec. Gtd. Deb, 6.88%, 06/15/18           200,000        169,706
-----------------------------------------------------------------------
  Unsec. Notes, 7.75%, 06/15/05                  200,000        204,810
-----------------------------------------------------------------------
Turner Broadcasting System, Inc.-Class A, Sr.
  Notes, 8.38%, 07/01/13                         125,000        127,285
=======================================================================
                                                              1,302,529
=======================================================================

COMPUTER HARDWARE-0.03%

Candescent Technologies Corp., Sr. Conv.
  Unsec. Gtd. Sub. Deb., 8.00%, 05/01/03
  (Acquired 11/06/98-04/19/01; Cost
  $353,650)(a)(b)(c)                             548,000         29,044
=======================================================================

CONSUMER FINANCE-1.46%

CitiFinancial Credit Co., Putable Notes,
  6.63%, 06/01/15                                150,000        156,801
-----------------------------------------------------------------------
  Unsec. Notes, 6.75%, 07/01/07                  300,000        325,341
-----------------------------------------------------------------------
  Unsec. Putable Notes, 7.88%, 02/01/05          200,000        223,470
-----------------------------------------------------------------------
Ford Motor Credit Co., Notes, 7.88%, 06/15/10    100,000        104,507
-----------------------------------------------------------------------
  Unsec. Notes, 6.88%, 02/01/06                  250,000        255,640
-----------------------------------------------------------------------
  Unsec. Notes, 7.38%, 10/28/09                  160,000        163,917
-----------------------------------------------------------------------
Household Finance Corp., Sr. Unsec. Notes,
  8.00%, 07/15/10                                150,000        161,163
=======================================================================
                                                              1,390,839
=======================================================================

DIVERSIFIED FINANCIAL SERVICES-3.04%

Auburn Hills Trust, Unsec. Gtd. Deb., 12.38%,
  05/01/20                                       125,000        179,761
-----------------------------------------------------------------------
Bombardier Capital Ltd. (Canada), Yankee
  Notes, 7.50%, 08/15/04 (Acquired 06/19/02;
  Cost $234,223)(b)                              220,000        229,823
-----------------------------------------------------------------------
CIT Group Inc. (The), Sr. Notes, 7.13%,
  10/15/04                                       100,000         96,562
-----------------------------------------------------------------------
Citigroup Inc.,
  Sr. Unsec. Notes, 4.13%, 06/30/05              200,000        201,546
-----------------------------------------------------------------------
  Unsec. Sub. Notes, 6.63%, 06/15/32             390,000        378,097
-----------------------------------------------------------------------
Fidelity Investments, Bonds, 7.57%, 06/15/29
  (Acquired 04/10/01-05/01/02; Cost
  $264,973)(b)                                   250,000        267,592
-----------------------------------------------------------------------
General Electric Capital Corp., Gtd. Sub.
  Notes, 8.13%, 05/15/12                         140,000        159,540
-----------------------------------------------------------------------
General Motors Acceptance Corp., Medium Term
  Notes, 5.25%, 05/16/05                         200,000        201,650
-----------------------------------------------------------------------

                             AIM V.I. BALANCED FUND


                                               PRINCIPAL      MARKET
                                                AMOUNT         VALUE
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Heller Financial, Inc., Unsec. Notes, 7.38%,
  11/01/09                                     $ 200,000    $   217,918
-----------------------------------------------------------------------
Jackson National Life Insurance Co., Sec.
  Notes, 6.13%, 05/30/12 (Acquired 05/22/02;
  Cost $368,908)(b)                              370,000        373,685
-----------------------------------------------------------------------
Lehman Brothers Holdings Inc., Notes, 6.63%,
  01/18/12                                       200,000        203,942
-----------------------------------------------------------------------
  Sr. Bonds, 7.88%, 08/15/10                     125,000        137,737
-----------------------------------------------------------------------
National Rural Utilities Cooperative Finance
  Corp., Sr. Notes, 6.00%, 05/15/06              150,000        153,973
-----------------------------------------------------------------------
Prudential Funding, LLC, Medium Term Notes,
  6.60%, 05/15/08 (Acquired 05/09/01; Cost
  $49,942)(b)                                     50,000         52,454
-----------------------------------------------------------------------
Qwest Capital Funding Inc., Unsec. Gtd.
  Notes, 7.63%, 08/03/21                         100,000         48,500
=======================================================================
                                                              2,902,780
=======================================================================

ELECTRIC UTILITIES-3.49%

CILCORP, Inc., Sr. Unsec. Bonds, 9.38%,
  10/15/29                                       150,000        172,334
-----------------------------------------------------------------------
Cleveland Electric Illuminating Co. (The),
  First Mortgage Bonds, 6.86%, 10/01/08          100,000        103,515
-----------------------------------------------------------------------
  Series D, Sec. Notes, 7.88%, 11/01/17          350,000        380,209
-----------------------------------------------------------------------
El Paso Electric Co. Series D, Sec. First
  Mortgage Bonds, 8.90%, 02/01/06                150,000        163,946
-----------------------------------------------------------------------
  Series E, Sec. First Mortgage Bonds, 9.40%,
  05/01/11                                       200,000        219,718
-----------------------------------------------------------------------
Hydro-Quebec (Canada), Gtd. Yankee Bonds,
  9.40%, 02/01/21                                200,000        266,194
-----------------------------------------------------------------------
  Series B, Gtd. Medium Term Yankee Notes,
  8.62%, 12/15/11                                200,000        245,314
-----------------------------------------------------------------------
Indiana Michigan Power Co. -- Series C, Sr.
  Unsec. Notes, 6.13%, 12/15/06                  500,000        511,610
-----------------------------------------------------------------------
Niagara Mohawk Holdings Inc., First Mortgage
  Notes, 7.75%, 05/15/06                         100,000        108,481
-----------------------------------------------------------------------
Niagara Mohawk Power Corp.-Series H, Sr.
  Unsec. Disc. Notes, 8.50%, 07/01/10(d)         250,000        245,565
-----------------------------------------------------------------------
NRG Energy, Inc., Sr. Unsec. Notes,
  7.63%, 02/01/06 (Acquired 02/14/02; Cost
  $98,349)(b)                                    100,000         93,125
-----------------------------------------------------------------------
  8.25%, 09/15/10                                290,000        261,725
-----------------------------------------------------------------------
  8.63%, 04/01/31                                250,000        193,438
-----------------------------------------------------------------------
Public Service Company of New Mexico- Series
  A, Sr. Unsec. Notes, 7.10%, 08/01/05           130,000        136,530
-----------------------------------------------------------------------
Texas-New Mexico Power Co., Sr. Sec. Notes,
  6.25%, 01/15/09                                250,000        233,163
=======================================================================
                                                              3,334,867
=======================================================================

GAS UTILITIES-0.51%

El Paso Corp., Medium Term Notes, 8.05%,
  10/15/30                                       200,000        187,682
-----------------------------------------------------------------------
ONEOK, Inc., Unsec. Notes, 7.75%, 08/15/06       100,000        108,242
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                AMOUNT         VALUE

GAS UTILITIES-(CONTINUED)

Tennessee Gas Pipeline Co., Unsec. Deb.,
  7.63%, 04/01/37                              $ 200,000    $   192,606
=======================================================================
                                                                488,530
=======================================================================

INDUSTRIAL CONGLOMERATES-0.01%

Vodafone Finance B.V. (Netherlands), Unsec.
  Unsub. Gtd. Euro Bonds, 4.75%,
  05/27/09(e)                 EUR                 10,000          9,169
=======================================================================

INTEGRATED OIL & GAS-0.37%

El Paso CGP Co., Sr. Unsec. Putable Deb.,
  6.70%, 02/15/27                                250,000        248,013
-----------------------------------------------------------------------
Occidental Petroleum Corp., Sr. Unsec. Notes,
  7.38%, 11/15/08                                100,000        109,422
=======================================================================
                                                                357,435
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.24%

Olivetti International Finance N.V.
  (Netherlands)-Series E, Gtd. Medium Term
  Euro Notes, 6.13%, 07/30/09(e)       EUR        30,000         28,965
-----------------------------------------------------------------------
Sprint Corp., Putable Deb., 9.00%, 10/15/19      200,000        202,082
=======================================================================
                                                                231,047
=======================================================================

LIFE & HEALTH INSURANCE-0.79%

American General Finance Corp., Sr. Unsec.
  Putable Notes, 8.13%, 08/15/09                 100,000        111,409
-----------------------------------------------------------------------
American General Institute Capital-Series B,
  Gtd. Notes, 8.13%, 03/15/46 (Acquired
  02/07/02; Cost $186,171)(b)                    165,000        188,946
-----------------------------------------------------------------------
John Hancock Global Funding II, Notes, 5.00%,
  07/27/07 (Acquired 06/12/02; Cost
  $199,890)(b)                                   200,000        200,374
-----------------------------------------------------------------------
Sun Canada Financial Co., Gtd. Sub. Bonds,
  6.63%, 12/15/07 (Acquired 03/15/00; Cost
  $91,980)(b)                                    100,000        105,473
-----------------------------------------------------------------------
Torchmark Corp., Notes, 7.88%, 05/15/23          145,000        147,790
=======================================================================
                                                                753,992
=======================================================================

MULTI-LINE INSURANCE-0.30%

AIG SunAmerica Global Financing IX, Sr.
  Notes, 5.10%, 01/17/07 (Acquired 01/10/02;
  Cost $149,856)(b)                              150,000        152,288
-----------------------------------------------------------------------
AIG SunAmerica Global Financing VI, Sr. Sec.
  Notes, 6.30%, 05/10/11 (Acquired 04/12/02;
  Cost $126,169)(b)                              125,000        128,719
=======================================================================
                                                                281,007
=======================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.16%

Williams Cos., Inc. (The)-Series A, Sr.
  Unsec. PATS, 6.75%, 01/15/06                    75,000         58,781
-----------------------------------------------------------------------
Williams Gas Pipeline Central Inc., Sr.
  Notes, 7.38%, 11/15/06 (Acquired 02/15/01;
  Cost $103,280)(b)                              100,000         96,744
=======================================================================
                                                                155,525
=======================================================================

                             AIM V.I. BALANCED FUND


                                               PRINCIPAL      MARKET
                                                AMOUNT         VALUE

OIL & GAS-0.16%

Canadian Oil Sands Ltd., (Canada) Sr. Yankee
  Notes, 7.90%, 09/01/21 (Acquired 08/17/01;
  Cost $149,742)(b)                            $ 150,000    $   150,965
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-0.26%

Smith International, Inc., Notes, 6.75%,
  02/15/11                                       250,000        247,525
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.69%

Anadarko Petroleum Corp., Unsec. Putable
  Deb., 7.73%, 09/15/26                          150,000        161,189
-----------------------------------------------------------------------
Anderson Exploration Ltd. (Canada), Unsec.
  Sub. Yankee Notes, 6.75%, 03/15/11             250,000        253,670
-----------------------------------------------------------------------
Colorado Interstate Gas Co., Sr. Unsec. Deb.,
  10.00%, 06/15/05                               150,000        164,993
-----------------------------------------------------------------------
Devon Energy Corp., Sr. Unsec. Deb., 7.95%,
  04/15/32                                       100,000        108,059
-----------------------------------------------------------------------
Devon Financing Corp. ULC, Sr. Unsec. Gtd.
  Unsub. Notes, 7.88%, 09/30/31                  125,000        133,593
-----------------------------------------------------------------------
Louis Dreyfus Natural Gas Corp., Unsec.
  Notes, 6.88%, 12/01/07                         100,000        106,368
-----------------------------------------------------------------------
Nexen Inc. (Canada), Unsec. Yankee Notes,
  7.40%, 05/01/28                                150,000        144,538
-----------------------------------------------------------------------
Noble Energy, Inc., Sr. Unsec. Deb., 7.25%,
  08/01/97                                       650,000        544,635
=======================================================================
                                                              1,617,045
=======================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-0.95%

Petroleos Mexicanos (Mexico), Series P,
  Unsec. Putable Unsub. Yankee Notes, 9.50%,
  03/15/06                                       200,000        218,050
-----------------------------------------------------------------------
  Sr. Unsec. Gtd. Yankee Bonds, 9.38%,
  12/02/08                                       100,000        106,750
-----------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp., Notes,
  8.88%, 07/15/12 (Acquired 06/28/02; Cost
  $585,450)(b)                                   600,000        585,450
=======================================================================
                                                                910,250
=======================================================================

PHARMACEUTICALS-0.16%

Merck & Co., Inc., Unsec. Deb., 6.40%,
  03/01/28                                       150,000        150,528
=======================================================================

PROPERTY & CASUALTY INSURANCE-0.78%

American Re Corp.-Series B, Sr. Unsec. Notes,
  7.45%, 12/15/26                                500,000        532,500
-----------------------------------------------------------------------
Markel Corp., Unsec. Gtd. Notes, 7.20%,
  08/15/07                                        70,000         68,766
-----------------------------------------------------------------------
  Unsec. Notes, 7.00%, 05/15/08                  150,000        143,268
=======================================================================
                                                                744,534
=======================================================================

PUBLISHING-0.11%

News America Holdings, Inc., Putable Deb.,
  8.45%, 08/01/06                                100,000        107,549
=======================================================================

                                               PRINCIPAL      MARKET
                                                AMOUNT         VALUE


RAILROADS-0.17%

Norfolk Southern Corp., Notes, 7.05%,
  05/01/37                                     $ 150,000    $   158,475
=======================================================================

REAL ESTATE INVESTMENT TRUSTS-0.29%

EOP Operating L.P.,
  Sr. Unsec. Notes, 7.25%, 02/15/18               65,000         68,011
-----------------------------------------------------------------------
  Unsec. Gtd. Notes, 6.75%, 02/15/12             100,000        102,495
-----------------------------------------------------------------------
Spieker Properties, Inc., Unsec. Unsub. Deb.,
  7.35%, 12/01/17                                100,000        105,549
=======================================================================
                                                                276,055
=======================================================================
    Total Bonds & Notes (Cost $19,256,301)                   18,858,597
=======================================================================

                                                SHARES
STOCKS & OTHER EQUITY INTERESTS-53.75%

ADVERTISING-1.92%

Interpublic Group of Cos., Inc. (The)             23,500        581,860
-----------------------------------------------------------------------
Lamar Advertising Co.(f)                          17,700        658,617
-----------------------------------------------------------------------
Omnicom Group Inc.                                12,900        590,820
=======================================================================
                                                              1,831,297
=======================================================================

AEROSPACE & DEFENSE-1.73%

Honeywell International Inc.                      22,200        782,106
-----------------------------------------------------------------------
United Technologies Corp.                         12,800        869,120
=======================================================================
                                                              1,651,226
=======================================================================

APPAREL RETAIL-0.86%

Limited Brands                                    38,800        826,440
=======================================================================

BANKS-2.06%

Bank of America Corp.                             10,900        766,924
-----------------------------------------------------------------------
Bank of New York Co., Inc. (The)                  14,300        482,625
-----------------------------------------------------------------------
Northern Trust Corp.                              16,300        718,178
=======================================================================
                                                              1,967,727
=======================================================================

BIOTECHNOLOGY-0.16%

Genzyme Corp.(f)                                   8,100        155,844
=======================================================================

BROADCASTING & CABLE TV-1.07%

Clear Channel Communications, Inc.(f)             11,100        355,422
-----------------------------------------------------------------------
Univision Communications Inc.-Class A(f)          21,300        668,820
=======================================================================
                                                              1,024,242
=======================================================================

BUILDING PRODUCTS-0.67%

Masco Corp.                                       23,700        642,507
=======================================================================

COMPUTER HARDWARE-0.61%

International Business Machines Corp.              8,100        583,200
=======================================================================

CONSTRUCTION & ENGINEERING-0.45%

Quanta Services, Inc.(f)                          43,300        427,371
=======================================================================

DATA PROCESSING SERVICES-1.48%

Concord EFS, Inc.(f)                              17,500        527,450
-----------------------------------------------------------------------
DST Systems, Inc.(f)                              19,500        891,345
=======================================================================
                                                              1,418,795
=======================================================================

                             AIM V.I. BALANCED FUND

                                                              MARKET
                                                SHARES         VALUE

DIVERSIFIED FINANCIAL SERVICES-6.19%

American Express Co.                              13,300    $   483,056
-----------------------------------------------------------------------
Citigroup Inc.                                    42,000      1,627,500
-----------------------------------------------------------------------
Fannie Mae                                         7,400        545,750
-----------------------------------------------------------------------
Freddie Mac                                        9,600        587,520
-----------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                    9,300        682,155
-----------------------------------------------------------------------
Lehman Brothers Holdings Inc.                      9,700        606,444
-----------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         20,100        814,050
-----------------------------------------------------------------------
Morgan Stanley                                    13,200        568,656
=======================================================================
                                                              5,915,131
=======================================================================

FOOD RETAIL-1.39%

Kroger Co. (The)(f)                               36,500        726,350
-----------------------------------------------------------------------
Safeway Inc.(f)                                   20,500        598,395
=======================================================================
                                                              1,324,745
=======================================================================

GENERAL MERCHANDISE STORES-2.89%

BJ's Wholesale Club, Inc.(f)                      19,600        754,600
-----------------------------------------------------------------------
Target Corp.                                      28,100      1,070,610
-----------------------------------------------------------------------
Wal-Mart Stores, Inc.                             17,100        940,671
=======================================================================
                                                              2,765,881
=======================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-0.82%

Cardinal Health, Inc.                             12,750        782,978
=======================================================================

HEALTH CARE EQUIPMENT-0.68%

Baxter International Inc.                         14,700        653,415
=======================================================================

HEALTH CARE FACILITIES-1.33%

HCA Inc.                                          13,300        631,750
-----------------------------------------------------------------------
Tenet Healthcare Corp.(f)                          8,900        636,795
=======================================================================
                                                              1,268,545
=======================================================================

HEALTH CARE SUPPLIES-0.71%

Alcon, Inc. (Switzerland)(f)                      19,800        678,150
=======================================================================

HOME IMPROVEMENT RETAIL-1.54%

Home Depot, Inc. (The)                            18,300        672,159
-----------------------------------------------------------------------
Lowe's Cos., Inc.                                 17,600        799,040
=======================================================================
                                                              1,471,199
=======================================================================

HOUSEHOLD APPLIANCES-0.80%

Black & Decker Corp. (The)                        15,900        766,380
=======================================================================

HOUSEHOLD PRODUCTS-0.89%

Colgate-Palmolive Co.                             17,000        850,850
=======================================================================

INDUSTRIAL CONGLOMERATES-1.23%

General Electric Co.                              40,400      1,173,620
=======================================================================

INSURANCE BROKERS-0.63%

Marsh & McLennan Cos., Inc.                        6,200        598,920
=======================================================================

INTEGRATED OIL & GAS-2.10%

ChevronTexaco Corp.                                6,900        610,650
-----------------------------------------------------------------------

                                                              MARKET
                                                SHARES         VALUE
INTEGRATED OIL & GAS-(CONTINUED)

Exxon Mobil Corp.                                 20,300    $   830,676
-----------------------------------------------------------------------
TotalFinaElf S.A. (France)                         3,500        570,192
=======================================================================
                                                              2,011,518
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.96%

BellSouth Corp.                                   14,700        463,050
-----------------------------------------------------------------------
Verizon Communications Inc.                       11,200        449,680
=======================================================================
                                                                912,730
=======================================================================

IT CONSULTING & SERVICES-0.84%

SunGard Data Systems Inc.(f)                      30,300        802,344
=======================================================================

LIFE & HEALTH INSURANCE-1.08%

Prudential Financial, Inc.(f)                     14,800        493,728
-----------------------------------------------------------------------
Sun Life Financial Services of Canada
  (Canada)                                        24,700        536,185
=======================================================================
                                                              1,029,913
=======================================================================

MANAGED HEALTH CARE-0.47%

Anthem, Inc.(f)                                    6,700        452,116
=======================================================================

MOVIES & ENTERTAINMENT-1.26%

AOL Time Warner Inc.(f)                           33,600        494,256
-----------------------------------------------------------------------
Viacom Inc.-Class B(f)                            16,045        711,917
=======================================================================
                                                              1,206,173
=======================================================================

MULTI-LINE INSURANCE-1.76%

American International Group, Inc.                17,300      1,180,379
-----------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)      8,400        499,548
=======================================================================
                                                              1,679,927
=======================================================================

NETWORKING EQUIPMENT-0.74%

Cisco Systems, Inc.(f)                            50,400        703,080
=======================================================================

OIL & GAS DRILLING-0.51%

Noble Corp. (Cayman Islands)(f)                   12,500        482,500
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-1.15%

Cooper Cameron Corp.(f)                           22,600      1,094,292
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.00%

Apache Corp.                                      10,750        617,910
-----------------------------------------------------------------------
Kerr-McGee Corp.-$1.83 Pfd. DECS                   7,300        339,450
=======================================================================
                                                                957,360
=======================================================================

PACKAGED FOODS & MEATS-0.68%

Kraft Foods, Inc.-Class A                         15,800        647,010
=======================================================================

PERSONAL PRODUCTS-0.60%

Estee Lauder Cos. Inc. (The)-Class A              16,400        577,280
=======================================================================

PHARMACEUTICALS-3.87%

Abbott Laboratories                               10,800        406,620
-----------------------------------------------------------------------
Johnson & Johnson                                 13,600        710,736
-----------------------------------------------------------------------
Merck & Co., Inc.                                 12,100        612,744
-----------------------------------------------------------------------

                             AIM V.I. BALANCED FUND

                                                              MARKET
                                                SHARES         VALUE
PHARMACEUTICALS-(CONTINUED)

Pfizer Inc.                                       22,400    $   784,000
-----------------------------------------------------------------------
Pharmacia Corp.                                   18,800        704,060
-----------------------------------------------------------------------
Wyeth                                              9,400        481,280
=======================================================================
                                                              3,699,440
=======================================================================

PROPERTY & CASUALTY INSURANCE-0.81%

MGIC Investment Corp.                             11,400        772,920
=======================================================================

SEMICONDUCTOR EQUIPMENT-0.92%

Applied Materials, Inc.(f)                        23,200        441,264
-----------------------------------------------------------------------
Novellus Systems, Inc.(f)                         13,000        442,000
=======================================================================
                                                                883,264
=======================================================================

SEMICONDUCTORS-2.11%

Analog Devices, Inc.(f)                           20,300        602,910
-----------------------------------------------------------------------
Intel Corp.                                       25,800        471,366
-----------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Taiwan)                               33,550        436,150
-----------------------------------------------------------------------
Texas Instruments Inc.                            21,400        507,180
=======================================================================
                                                              2,017,606
=======================================================================

SPECIALTY STORES-0.97%

Bed Bath & Beyond Inc.(f)                         24,500        924,630
=======================================================================

SYSTEMS SOFTWARE-1.34%

Microsoft Corp.(f)                                16,200        886,140
-----------------------------------------------------------------------
Oracle Corp.(f)                                   41,500        393,005
=======================================================================
                                                              1,279,145
=======================================================================

TELECOMMUNICATIONS EQUIPMENT-0.47%

Nokia Oyj-ADR (Finland)                           31,300        453,224
=======================================================================
    Total Stocks & Other Equity Interests
      (Cost $55,090,239)                                     51,364,935
=======================================================================

                                               PRINCIPAL
                                                AMOUNT
ASSET-BACKED SECURITIES-1.43%

AIRLINES-0.55%

American Airlines, Inc.-Class A-1, Series
  2001-1, Pass Through Ctfs. 6.98%, 05/23/21   $ 215,410        212,106
-----------------------------------------------------------------------
Continental Airlines, Inc.,-Series 974A, Pass
  Through Ctfs., 6.90%, 01/02/18                  87,928         87,046
-----------------------------------------------------------------------
United Air Lines, Inc.-Class A-2, Series 002,
  Sec. Pass Through Ctfs., 7.19%, 04/01/11       250,302        228,814
=======================================================================
                                                                527,966
=======================================================================

DIVERSIFIED FINANCIAL SERVICES-0.65%

Citicorp Lease,
  Class A-1, Series 1999-1, Pass Through
    Ctfs., 7.22%, 06/15/05 (Acquired
    05/08/02; Cost $164,744)(b)                  156,252        168,360
-----------------------------------------------------------------------
  Class A-2, Series 1999-1, Pass Through
    Ctfs., 8.04%, 12/15/19 (Acquired
    06/01/00-07/14/00; Cost $198,931)(b)         200,000        219,406
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                AMOUNT         VALUE
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Premium Asset Trust-Series 2001-6, Sec.
  Notes, 5.25%, 07/19/04 (Acquired 07/11/01;
  Cost $219,710)(b)                            $ 220,000    $   227,282
=======================================================================
                                                                615,048
=======================================================================

ELECTRIC UTILITIES-0.23%

Beaver Valley II Funding Corp., SLOBS, Deb.,
  9.00%, 06/01/17                                200,000        222,478
=======================================================================
    Total Asset-Backed Securities (Cost
      $1,326,569)                                             1,365,492
=======================================================================

U.S. GOVERNMENT AGENCY SECURITIES-10.83%

FEDERAL HOME LOAN BANK-0.03%

Unsec. Bonds,
  4.88%, 04/16/04                                 30,000         31,020
=======================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-2.93%

Jr. Unsec. Sub. Notes,
  5.88%, 03/21/11                                200,000        204,076
-----------------------------------------------------------------------
Pass Through Ctfs.,
  6.00%, 05/01/17 to 05/01/32                    509,725        513,808
-----------------------------------------------------------------------
  7.50%, 11/01/30 to 05/01/31                    483,666        508,403
-----------------------------------------------------------------------
  7.00%, 04/01/32                                 99,929        103,613
-----------------------------------------------------------------------
  6.50%, 05/01/32                                199,850        204,221
-----------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.50%, 08/01/32(g)                           1,000,000      1,020,000
-----------------------------------------------------------------------
Unsec. Notes,
  5.50%, 09/15/11                                240,000        242,911
=======================================================================
                                                              2,797,032
=======================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-5.43%

Pass Through Ctfs.,
  6.50%, 04/01/14 to 11/01/28                    581,244        602,051
-----------------------------------------------------------------------
  7.50%, 11/01/15                                 50,005         52,911
-----------------------------------------------------------------------
  7.00%, 02/01/16 to 04/01/32                  1,172,977      1,218,053
-----------------------------------------------------------------------
  6.00%, 01/01/17 to 05/01/17                    431,128        440,423
-----------------------------------------------------------------------
  8.00%, 08/01/21 to 12/01/23                    198,146        212,311
-----------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.00%, 08/01/32                                835,000        832,391
-----------------------------------------------------------------------
  6.50%, 08/01/32(g)                             860,000        876,931
-----------------------------------------------------------------------
Unsec. Notes,
  5.25%, 06/15/06                                 20,000         20,791
-----------------------------------------------------------------------
  6.20%, 06/13/17                                300,000        300,858
-----------------------------------------------------------------------
Unsec. Notes,
  6.00%, 05/15/11                                 15,000         15,730
-----------------------------------------------------------------------
Unsec. Sub. Notes,
  5.50%, 05/02/06                                300,000        314,685
-----------------------------------------------------------------------
  4.75%, 01/02/07                                300,000        305,496
=======================================================================
                                                              5,192,631
=======================================================================

                             AIM V.I. BALANCED FUND

                                               PRINCIPAL      MARKET
                                                AMOUNT         VALUE

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-2.44%

Pass Through Ctfs.,
  8.50%, 11/15/24                              $ 423,491    $   459,353
-----------------------------------------------------------------------
  8.00%, 08/15/25                                 93,801        100,484
-----------------------------------------------------------------------
  6.50%, 03/15/29 to 06/15/32                    571,745        584,874
-----------------------------------------------------------------------
  7.00%, 09/15/31                                585,970        609,590
-----------------------------------------------------------------------
  7.50%, 10/15/31                                353,286        373,159
-----------------------------------------------------------------------
  6.00%, 12/15/31                                199,999        200,249
=======================================================================
                                                              2,327,709
=======================================================================
    Total U.S. Government Agency Securities
      (Cost $10,200,944)                                     10,348,392
=======================================================================

U.S. TREASURY SECURITIES-9.44%

U.S. TREASURY NOTES-8.44%

3.25%, 12/31/03                                   50,000         50,591
-----------------------------------------------------------------------
6.75%, 05/15/05(h)                             1,400,000      1,528,870
-----------------------------------------------------------------------
6.50%, 08/15/05 to 02/15/10                    2,470,000      2,717,326
-----------------------------------------------------------------------
6.88%, 05/15/06                                1,000,000      1,110,520
-----------------------------------------------------------------------
6.13%, 08/15/07                                2,050,000      2,235,689
-----------------------------------------------------------------------
4.75%, 11/15/08                                   25,000         25,462
-----------------------------------------------------------------------
5.00%, 08/15/11                                  390,000        395,519
=======================================================================
                                                              8,063,977
=======================================================================

                                               PRINCIPAL      MARKET
                                                AMOUNT         VALUE

U.S. TREASURY BONDS-1.00%

6.13%, 11/15/27 to 08/15/29                    $ 905,000    $   960,747
=======================================================================
    Total U.S. Treasury Securities (Cost
      $8,591,485)                                             9,024,724
=======================================================================

                                                SHARES
MONEY MARKET FUNDS-9.22%

STIC Liquid Assets Portfolio(i)                4,406,469      4,406,469
-----------------------------------------------------------------------
STIC Prime Portfolio(i)                        4,406,469      4,406,469
=======================================================================
    Total Money Market Funds (Cost
      $8,812,938)                                             8,812,938
=======================================================================
TOTAL INVESTMENTS-104.41% (Cost $103,278,476)                99,775,078
=======================================================================
OTHER ASSETS LESS LIABILITIES-(4.41%)                        (4,210,399)
=======================================================================
NET ASSETS-100.00%                                          $95,564,679
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
DECS    - Dividend Enhanced Convertible Stock
Disc.   - Discounted
EUR     - Euro
Gtd.    - Guaranteed
PATS    - Putable Asset Term Securities
Pfd.    - Preferred
Sec.    - Secured
SLOBS   - Secured Lease Obligation Bond Securities
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(b) Restricted securities. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 06/30/02 was $3,404,820, which represented 3.56% of the Fund's net assets.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e) Foreign denominated security. Par value is denominated in currency indicated.
(f) Non-income producing security.
(g) Security purchased on forward commitment basis. These securities are subject to dollar roll transactions. See Note 1 Section B.
(h) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 6.
(i) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                             AIM V.I. BALANCED FUND

                             AIM V.I. BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------
JUNE 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $103,278,476)                                $ 99,775,078
-----------------------------------------------------------
Foreign currencies, at value (cost $225,189)        235,238
-----------------------------------------------------------
Receivables for:
  Investments sold                                1,173,325
-----------------------------------------------------------
  Fund shares sold                                   49,495
-----------------------------------------------------------
  Dividends and interest                            581,805
-----------------------------------------------------------
Investment for deferred compensation plan            23,390
===========================================================
     Total assets                               101,838,331
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                           5,844,605
-----------------------------------------------------------
  Fund shares reacquired                            294,065
-----------------------------------------------------------
  Deferred compensation plan                         23,390
-----------------------------------------------------------
  Deferred interest income                              365
-----------------------------------------------------------
  Variation margin                                   13,300
-----------------------------------------------------------
Accrued administrative services fees                 57,978
-----------------------------------------------------------
Accrued distribution fees -- Series II                   78
-----------------------------------------------------------
Accrued transfer agent fees                           1,593
-----------------------------------------------------------
Accrued operating expenses                           38,278
===========================================================
     Total liabilities                            6,273,652
===========================================================
Net assets applicable to shares outstanding    $ 95,564,679
___________________________________________________________
===========================================================


NET ASSETS:

Series I                                       $ 95,378,323
___________________________________________________________
===========================================================
Series II                                      $    186,356
___________________________________________________________
===========================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                          9,899,445
___________________________________________________________
===========================================================
Series II                                            19,355
___________________________________________________________
===========================================================
Series I:
  Net asset value per share                    $       9.63
___________________________________________________________
===========================================================
Series II:
  Net asset value per share                    $       9.63
___________________________________________________________
===========================================================


STATEMENT OF OPERATIONS
---------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Interest                                       $  1,236,098
-----------------------------------------------------------
Dividends (net of foreign withholding tax of
  $4,072)                                           284,954
-----------------------------------------------------------
Dividends from affiliated money market funds         74,895
===========================================================
    Total investment income                       1,595,947
===========================================================

EXPENSES:

Advisory fees                                       385,581
-----------------------------------------------------------
Administrative services fees                        146,302
-----------------------------------------------------------
Custodian fees                                       37,203
-----------------------------------------------------------
Distribution fees -- Series II                           78
-----------------------------------------------------------
Transfer agent fees                                   5,580
-----------------------------------------------------------
Trustees' fees                                        4,771
-----------------------------------------------------------
Other                                                37,145
===========================================================
    Total expenses                                  616,660
===========================================================
Less: Fees waived                                      (586)
===========================================================
    Net expenses                                    616,074
===========================================================
Net investment income                               979,873
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FUTURES CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          (9,656,881)
-----------------------------------------------------------
  Foreign currencies                                  9,086
-----------------------------------------------------------
  Futures contracts                                (810,442)
-----------------------------------------------------------
  Option contracts written                            6,680
===========================================================
                                                (10,451,557)
===========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (2,553,658)
-----------------------------------------------------------
  Foreign currencies                                 10,427
-----------------------------------------------------------
  Futures contracts                                 (24,525)
===========================================================
                                                 (2,567,756)
===========================================================
Net gain (loss) from investment securities,
  foreign currencies, futures contracts and
  option contracts                              (13,019,313)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                    $(12,039,440)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

                             AIM V.I. BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND THE YEAR ENDED DECEMBER 31, 2001 (UNAUDITED)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2002            2001
                                                              ------------    ------------
OPERATIONS:

  Net investment income                                       $    979,873    $  2,291,059
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, foreign currency contracts, futures
    contracts and option contracts                             (10,451,557)     (9,282,433)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies, foreign
    currency contracts and futures contracts                    (2,567,756)     (4,254,811)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (12,039,440)    (11,246,185)
==========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                              --      (1,807,108)
------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                       2,010,380      32,754,770
------------------------------------------------------------------------------------------
  Series II                                                        198,982              --
==========================================================================================
    Net increase (decrease) in net assets                       (9,830,078)     19,701,477
==========================================================================================

NET ASSETS:

  Beginning of period                                          105,394,757      85,693,280
==========================================================================================
  End of period                                               $ 95,564,679    $105,394,757
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $118,726,437    $116,517,075
------------------------------------------------------------------------------------------
  Undistributed net investment income                            3,206,183       2,226,310
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, foreign currency
    contracts, futures contracts and option contracts          (22,849,663)    (12,398,106)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies, foreign currency
    contracts and futures contracts                             (3,518,278)       (950,522)
==========================================================================================
                                                              $ 95,564,679    $105,394,757
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

                             AIM V.I. BALANCED FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Balanced Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve as high a total return to investors as possible, consistent with preservation of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund may engage in dollar roll transactions with respect to mortgage backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the

                             AIM V.I. BALANCED FUND
income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold.


       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating life insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       The Fund's capital loss carryforward of $11,352,978 as of December 31, 2001 expires as follows:

   CAPITAL LOSS
   CARRYFORWARD     EXPIRATION
   ------------     ----------
   $ 2,283,751   December 31, 2008
   -------------------------------
     9,069,227   December 31, 2009
   ===============================
   $11,352,978
   _______________________________
   ===============================


E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

H. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

I. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.

J. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $150 million of the Fund's

                             AIM V.I. BALANCED FUND
average daily net assets, plus 0.50% of the Fund's average daily net assets in excess of $150 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the six months ended June 30, 2002, AIM waived fees of $586.

  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2002, the Fund paid AIM $146,302 of which AIM retained $24,795 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2002, AFS was paid $2,814 for such services.

  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%. For the period January 24, 2002 (date sales commenced) to June 30, 2002, the Series II shares paid AIM Distributors $78 as compensation under the Plan.

  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.

  During the six months ended June 30, 2002, the Fund paid legal fees of $1,298 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5--CALL OPTION CONTRACTS

Transactions in call options written during the six months ended June 30, 2002 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                    ---------------------
                                    NUMBER OF    PREMIUMS
                                    CONTRACTS    RECEIVED
                                    ---------    --------
Beginning of period                     --       $    --
---------------------------------------------------------
Written                                121        15,384
---------------------------------------------------------
Closed                                 (60)       (7,480)
---------------------------------------------------------
Exercised                              (61)       (7,904)
=========================================================
End of period                           --       $    --
_________________________________________________________
=========================================================


NOTE 6--FUTURES CONTRACTS

On June 30, 2002, $896,600 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of June 30, 2002 were as follows:

                                                                  UNREALIZED
                        NO. OF        MONTH/         MARKET      APPRECIATION
CONTRACT               CONTRACTS    COMMITMENT       VALUE      (DEPRECIATION)
--------               ---------   -------------   ----------   --------------
S&P 500 Index             28       Sept.-02/Long   $6,930,700      $(25,260)
______________________________________________________________________________
==============================================================================


NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                         2001         2000
                                      ----------    --------
Distributions paid from:
  Ordinary income                     $1,807,108    $132,691
------------------------------------------------------------
  Long-term capital gain                      --      21,804
============================================================
                                      $1,807,108    $154,495
____________________________________________________________
============================================================


  As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income                  $  2,285,314
-----------------------------------------------------------
Capital loss carryforward                       (11,352,978)
-----------------------------------------------------------
Unrealized appreciation (depreciation)           (2,054,654)
===========================================================
                                               $(11,122,318)
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the deferral of capital losses incurred after October 31, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and futures contracts and other deferrals.

                             AIM V.I. BALANCED FUND

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2002 was $49,672,188 and $49,426,799, respectively.

The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2002 is as follows:

Aggregate unrealized appreciation of investment securities    $ 3,874,869
-------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (7,525,640)
=========================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                  $(3,650,771)
_________________________________________________________________________
=========================================================================
Cost of investments for tax purposes is $103,425,849.


NOTE 9--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2002 and the year ended December 31, 2001 were as follows:

                                                                 SIX MONTHS ENDED               YEAR ENDED
                                                                   JUNE 30, 2002            DECEMBER 31, 2001
                                                              -----------------------    ------------------------
                                                               SHARES       AMOUNT        SHARES        AMOUNT
                                                              --------    -----------    ---------    -----------
Sold:
  Series I                                                     885,787    $ 9,271,571    3,315,299    $38,177,054
-----------------------------------------------------------------------------------------------------------------
  Series II*                                                    22,177        228,617           --             --
=================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                          --             --      170,643      1,807,109
=================================================================================================================
Reacquired:
  Series I                                                    (705,414)    (7,261,191)    (646,498)    (7,229,393)
-----------------------------------------------------------------------------------------------------------------
  Series II*                                                    (2,822)       (29,635)          --             --
=================================================================================================================
                                                               199,728    $ 2,209,362    2,839,444    $32,754,770
_________________________________________________________________________________________________________________
=================================================================================================================

* Series II shares commenced sales on January 24, 2002.

                             AIM V.I. BALANCED FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      SERIES I
                                                    -----------------------------------------------------------------------------
                                                                                                                   MAY 1, 1998
                                                    SIX MONTHS                                                   (DATE OPERATIONS
                                                      ENDED                   YEAR ENDED DECEMBER 31,             COMMENCED) TO
                                                     JUNE 30,         ---------------------------------------      DECEMBER 31,
                                                       2002             2001             2000          1999            1998
                                                    ----------        --------          -------       -------    ----------------
Net asset value, beginning of period                 $ 10.84          $  12.46          $ 13.04       $ 11.14        $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.10(a)           0.27(a)(b)       0.37(a)       0.31(a)        0.12
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                           (1.31)            (1.70)           (0.93)         1.83           1.18
=================================================================================================================================
    Total from investment operations                   (1.21)            (1.43)           (0.56)         2.14           1.30
=================================================================================================================================
Less distributions:
  Dividends from net investment income                    --             (0.19)           (0.02)        (0.17)         (0.14)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   --                --               --         (0.07)         (0.02)
=================================================================================================================================
    Total distributions                                   --             (0.19)           (0.02)        (0.24)         (0.16)
=================================================================================================================================
Net asset value, end of period                       $  9.63          $  10.84          $ 12.46       $ 13.04        $ 11.14
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                       (11.16)%          (11.43)%          (4.28)%       19.31%         13.02%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $95,378          $105,395          $85,693       $48,307        $10,343
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                      1.20%(d)          1.12%            1.10%         1.21%          1.18%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                   1.20%(d)          1.12%            1.10%         1.31%          2.83%(e)
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                1.91%(d)          2.37%(b)         2.80%         2.66%          3.71%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                   52%               55%              49%           57%             9%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.29 and the ratio of net investment income to average net assets would have been 2.52%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, Per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(d) Ratios are annualized and based on average daily net assets of $103,517,434.
(e)  Annualized.

                             AIM V.I. BALANCED FUND


                                                          SERIES II
                                                       ----------------
                                                       JANUARY 24, 2002
                                                       (DATE SALES
                                                       COMMENCED) TO
                                                        JUNE 30,
                                                          2002
                                                       ----------------
Net asset value, beginning of period                       $ 10.70
-----------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.07(a)
-----------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              (1.14)
=======================================================================
    Total from investment operations                         (1.07)
=======================================================================
Net asset value, end of period                             $  9.63
_______________________________________________________________________
=======================================================================
Total return(b)                                             (10.00)%
_______________________________________________________________________
=======================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $   186
_______________________________________________________________________
=======================================================================
Ratio of expenses to average net assets:                      1.45%(c)
=======================================================================
Ratio of net investment income to average net assets          1.65%(c)
_______________________________________________________________________
=======================================================================
Portfolio turnover rate                                         52%
_______________________________________________________________________
=======================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(c)  Ratios are annualized and based on average daily net assets of $72,698.

                             AIM V.I. BALANCED FUND

AS OF JUNE 30, 2002

BOARD OF TRUSTEES           OFFICERS                                 OFFICE OF THE FUND
Robert H. Graham            Robert H. Graham                         11 Greenway Plaza
                            Chairman and President                   Suite 100
Frank S. Bayley                                                      Houston, TX 77046
                            Carol F. Relihan
Bruce L. Crockett           Senior Vice President and Secretary      INVESTMENT ADVISOR

Albert R. Dowden            Gary T. Crum                             A I M Advisors, Inc.
                            Senior Vice President                    11 Greenway Plaza
Edward K. Dunn, Jr.                                                  Suite 100
                            Dana R. Sutton                           Houston, TX 77046
Jack M. Fields              Vice President and Treasurer
                                                                     TRANSFER AGENT
Carl Frischling             Robert G. Alley
                            Vice President                           A I M Fund Services, Inc.
Prema Mathai-Davis                                                   P.O. Box 4739
                            Stuart W. Coco                           Houston, TX 77210-4739
Lewis F. Pennock            Vice President
                                                                     CUSTODIAN
Ruth H. Quigley             Melville B. Cox
                            Vice President                           State Street Bank and Trust Company
Louis S. Sklar                                                       225 Franklin Street
                            Karen Dunn Kelley                        Boston, MA 02110
                            Vice President
                                                                     COUNSEL TO THE FUNDS
                            Edgar M. Larsen
                            Vice President                           Foley & Lardner
                                                                     3000 K N.W., Suite 500
                                                                     Washington, D.C. 20007

                                                                     COUNSEL TO THE TRUSTEES

                                                                     Kramer, Levin, Naftalis & Frankel LLP
                                                                     919 Third Avenue
                                                                     New York, NY 10022

                                                                     DISTRIBUTOR

                                                                     A I M Distributors, Inc.
                                                                     11 Greenway Plaza
                                                                     Suite 100
                                                                     Houston, TX 77046

                             AIM V.I. BALANCED FUND

                            AIM V.I. BASIC VALUE FUND

FUND SEEKS BETTER FOOTING IN HOSTILE MARKET



HOW DID THE FUND PERFORM?

Following early gains after its launch on September 10, 2001, AIM V.I. Basic Value Fund retreated in the face of a difficult stock market environment during the first six months of 2002.

   For the reporting period ending June 30, 2002, the fund reported total returns of -9.56% for Series I shares, and -9.66% for Series II shares. The benchmark index, the Russell 1000 Value Fund Index, was also down, returning -4.78%. Other relevant market indexes showed even sharper losses. The Lipper Multi Cap Value Fund Index returned -8.32%, and the Standard & Poor's 500 Index returned -13.15% for the six-month period.


WHAT WERE MARKET CONDITIONS OVER THE REPORTING PERIOD?

The major concerns of the stock market have been well documented--a loss of investor confidence in corporate governance and accounting procedures, business liquidity concerns, lagging job creation in the U.S. economy, and prolonged weakness in the technology sector.

   Nonetheless, economic statistical reports were largely positive, despite the market's slump.

   For example, the Institute for Supply Management (ISM) index rose one-half of one percent in June. The progress marked the fifth straight month of growth following 18 months of decline for this measure of strength in the manufacturing sector. Annualized first quarter gross domestic product (GDP) growth was 5.0%, meaning the economy grew at the fastest pace since the second quarter of 2000. GDP moved higher on the strength of improving business inventories, healthy consumer spending, and a large jump in defense spending. Also, motor vehicle production was up 2.9% in June, and unemployment claims fell to a 15-month low of 382,000 in June. New home construction was up 11.6% in May, the biggest percentage increase in seven years.

   Finally, after 11 interest rate cuts by the Federal Reserve Board during 2001, the central bank left rates unchanged at 1.75% during the first two quarters of 2002.


HOW DID THIS ENVIRONMENT AFFECT THE FUND?

Volatility increased in intensity during the six-month reporting period. Underperformance of AIM V.I. Basic Value Fund was concentrated in four sectors--industrials, technology, financials and consumer discretionary.

   But with only a few exceptions, we believe stocks in those sectors to retain their intrinsic value. The primary determinant of long-term stock prices is intrinsic value. The recent market losses in the technology sector have been so great because market prices had become temporarily disconnected from business value or intrinsic value. Today's market is very different from the market of 2000--now there are many quality businesses selling at discounts to their intrinsic value. In fact, we believe the companies most penalized in the recent sell-off are the very companies that will benefit from an improving economy and healthier markets.

   This hostile environment has enabled us to build a portfolio that is diversified across a variety of quality companies and has significant upside potential.

   In short, we see clear evidence the economy is recovering, and are optimistic about the portfolio's prospects in this environment. That does not mean the market or fund cannot decline further, but simply that this cost basis should prove rewarding for long-term investors.


HOW DID YOU MANAGE THE FUND IN THIS ENVIRONMENT?

We moved to take advantage of the current market sell-off, and as a result turnover was higher than normal. Companies added to the portfolio are believed to offer substantial upside potential and are expected to benefit from a stronger economy.

PORTFOLIO COMPOSITION

As of 6/30/02, based on total net assets

=====================================================================================================
TOP 10 HOLDINGS                                          TOP 10 INDUSTRIES
-----------------------------------------------------------------------------------------------------
 1. H&R Block, Inc.                            3.3%      1. Diversified Financial Services      12.6%
 2. Waste Management, Inc.                     3.0       2. Banks                                6.7
 3. J.P. Morgan Chase & Co.                    2.8       3. Oil & Gas Drilling                   6.2
 4. Kroger Co. (The)                           2.6       4. Property & Casualty Insurance        4.9
 5. Tyco International Ltd. (Bermuda)          2.6       5. Diversified Commercial Services      4.7
 6. Interpublic Group of Cos., Inc. (The)      2.5       6. Managed Health Care                  4.4
 7. Transocean Inc.                            2.4       7. Building Products                    4.2
 8. Gap, Inc. (The)                            2.4       8. Advertising                          4.1
 9. ENSCO International Inc.                   2.3       9. Data Processing Services             3.9
10. Weatherford International Ltd. (Bermuda)   2.3      10. Food Retail                          3.8

TOTAL NET ASSETS: $86.3 MILLION                         TOTAL HOLDINGS: 59

The fund's portfolio is subject to change, and there is no assurance the fund will continue to hold a particular security.
=====================================================================================================

                            AIM V.I. BASIC VALUE FUND

================================================================================

PORTFOLIO COMPOSITION BY INVESTMENT TYPE

As of 6/30/02, based on total net assets

[PIE CHART]

Cash & Other                  5.8%
Common Stock Domestic        84.3%
Common Stock International    9.9%

================================================================================

   Many investors have overreacted to recent market problems, and we see solid, predictable value in each company we've added to the fund's portfolio.

   We believe the time for a defensive portfolio was in 2000, when valuations were high and the economy was slowing. Twenty-seven months into a bear market and following substantial price declines, we believe the best valuation opportunities are in companies that will benefit from an economic and capital markets recovery.



CAN YOU DISCUSS SOME OF THE FUND'S HOLDINGS?

We have listed below four stocks. Two of them contributed positively to fund performance. Two were disappointments over the reporting period, but we continue to believe in their long-term potential.

   Bank of New York is a solid performer for the fund despite its weak sector. The bank is a leading retail and corporate bank in the suburban New York area, with nearly 350 branches. It is one of the world's largest managers of corporate trusts. BNY is building its corporate fee-based services through acquisitions across business lines.

   H&R Block continued as a strong performer for the fund, and is the number one holding. Block is the U.S.'s leading tax preparer. Operating from more than 10,000 locations, the company serves nearly 20 million U.S. taxpayers. The company also has tax operations in Canada, Australia, and the United Kingdom.

   Tyco International is a leading holding of the fund. The stock was affected by accounting concerns and senior management misdeeds, but we believe in its long-term business value. One of the key reasons this value can be determined despite the problems with Tyco financials is because, most of the intrinsic value is in previously public companies that had independent financial statements before being acquired by Tyco. The conglomerate's largest unit, electronics, makes electrical connectors, conduits, and printed circuit boards.

   Computer Associates is another holding hurt by investor overreaction to negative news. The substantial cash flow produced by the company during the past few years clearly confirms our assessment of value. Computer Associates offers more than 800 software products, including enterprise management, business intelligence, security, storage, and network management applications.

WHAT WERE CONDITIONS AT THE CLOSE OF THE REPORTING PERIOD?

Markets were volatile as investors kept a close eye on developments at home and abroad. Proposals were being discussed for increased and improved financial disclosure for all public companies, as well as possible reforms in the public accounting industry.

   Corporate profit margins, while disappointing in some cases, were improving, and the Federal Reserve Board appeared ready to leave interest rates unchanged for the near term. Consumer spending, which accounts for about two-thirds of economic growth, remained healthy.

   There continued to be a considerable amount of cash in lower-returning money market accounts that could potentially be deployed back into stocks. Moreover, stocks were more reasonably priced than they had been in recent years.


AVERAGE ANNUAL TOTAL RETURNS

As of 6/30/02

SERIES I SHARES
Inception (9/10/01)        -7.19%*

SERIES II SHARES
Inception (9/10/01)         7.33%*

* Because Series I and Series II shares have been available for less than a year, total return shown is cumulative total return that has not been annualized.

Past performance cannot guarantee future results. DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

PORTFOLIO MANAGEMENT TEAM

BRETT STANLEY (LEAD MANAGER)
MATTHEW W. SEINSHEIMER
MICHAEL J. SIMON

--------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND IS FOR SHAREHOLDERS WHO SEEK LONG-TERM GROWTH OF CAPITAL. THE FUND INVESTS IN STOCKS OF COMPANIES THAT ARE UNDERVALUED IN RELATION TO LONG-TERM EARNING POWER OR OTHER FACTORS.

   THE PERFORMANCE FIGURES SHOWN HERE, WHICH REPRESENT AIM V.I. BASIC VALUE FUND SERIES I AND SERIES II SHARES, ARE NOT INTENDED TO REFLECT ACTUAL ANNUITY VALUES. THEY DO NOT REFLECT CHARGES AT THE SEPARATE-ACCOUNT LEVEL, AND THESE CHARGES WOULD LOWER THE TOTAL RETURN. THE FUND'S PERFORMANCE FIGURES ARE HISTORICAL, AND THEY REFLECT FUND EXPENSES, THE REINVESTMENT OF DISTRIBUTIONS AND CHANGES IN NET ASSET VALUE. THE FUND'S INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

   THE UNMANAGED RUSSELL 1000 VALUE INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES.

   THE UNMANAGED LIPPER MULTI-CAP VALUE FUND INDEX REPRESENTS AN AVERAGE OF THE PERFORMANCE OF THE 30 LARGEST MULTI-CAPITALIZATION VALUE FUNDS TRACKED BY LIPPER, INC., AN INDEPENDENT MUTUAL FUND PERFORMANCE MONITOR.

   THE UNMANAGED STANDARD & POOR'S COMPOSITE INDEX OF 500 STOCKS (THE S&P 500) REPRESENTS THE PERFORMANCE OF THE STOCK MARKET.

   AN INVESTMENT CANNOT BE MADE IN AN INDEX. UNLESS OTHERWISE INDICATED, INDEX RESULTS INCLUDE REINVESTED DIVIDENDS, AND THEY DO NOT REFLECT SALES CHARGES OR FUND EXPENSES. HAD FEES AND EXPENSES NOT BEEN WAIVED, RETURNS WOULD HAVE BEEN LOWER.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)

                                                              MARKET
                                                SHARES         VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-94.21%

ADVERTISING-4.09%

Interpublic Group of Cos., Inc. (The)             87,650    $ 2,170,214
-----------------------------------------------------------------------
Omnicom Group Inc.                                29,750      1,362,550
=======================================================================
                                                              3,532,764
=======================================================================

ALUMINUM-0.77%

Alcoa Inc.                                        20,150        667,972
=======================================================================

APPAREL RETAIL-2.41%

Gap, Inc. (The)                                  146,400      2,078,880
=======================================================================

BANKS-6.74%

Bank of America Corp.                             23,900      1,681,604
-----------------------------------------------------------------------
Bank of New York Co., Inc. (The)                  25,800        870,750
-----------------------------------------------------------------------
Bank One Corp.                                    41,900      1,612,312
-----------------------------------------------------------------------
FleetBoston Financial Corp.                       51,100      1,653,085
=======================================================================
                                                              5,817,751
=======================================================================

BUILDING PRODUCTS-4.19%

American Standard Cos. Inc.(a)                    22,600      1,697,260
-----------------------------------------------------------------------
Masco Corp.                                       70,750      1,918,032
=======================================================================
                                                              3,615,292
=======================================================================

CONSUMER ELECTRONICS-1.31%

Koninklijke (Royal) Phillips Electronics
  N.V.-ADR (Netherlands)                          40,950      1,130,220
=======================================================================

DATA PROCESSING SERVICES-3.91%

Ceridian Corp.(a)                                 98,050      1,860,989
-----------------------------------------------------------------------
First Data Corp.                                  40,750      1,515,900
=======================================================================
                                                              3,376,889
=======================================================================

DIVERSIFIED COMMERCIAL SERVICES-4.68%

Cendant Corp.(a)                                  73,800      1,171,944
-----------------------------------------------------------------------
H&R Block, Inc.                                   62,100      2,865,915
=======================================================================
                                                              4,037,859
=======================================================================

DIVERSIFIED FINANCIAL SERVICES-12.59%

Citigroup Inc.                                    42,550      1,648,812
-----------------------------------------------------------------------
Freddie Mac                                       32,400      1,982,880
-----------------------------------------------------------------------
J.P. Morgan Chase & Co.                           71,100      2,411,712
-----------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         44,450      1,800,225
-----------------------------------------------------------------------
Morgan Stanley                                    40,400      1,740,432
-----------------------------------------------------------------------
Stilwell Financial, Inc.                          70,450      1,282,190
=======================================================================
                                                             10,866,251
=======================================================================

                                                              MARKET
                                                SHARES         VALUE

ELECTRIC UTILITIES-1.12%

PG&E Corp.(a)                                     54,300    $   971,427
=======================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-2.26%

Waters Corp.(a)                                   73,000      1,949,100
=======================================================================

EMPLOYMENT SERVICES-0.96%

Robert Half International Inc.(a)                 35,650        830,645
=======================================================================

ENVIRONMENTAL SERVICES-3.01%

Waste Management, Inc.                            99,900      2,602,395
=======================================================================

FOOD RETAIL-3.82%

Kroger Co. (The)(a)                              112,300      2,234,770
-----------------------------------------------------------------------
Safeway Inc.(a)                                   36,300      1,059,597
=======================================================================
                                                              3,294,367
=======================================================================

GENERAL MERCHANDISE STORES-1.69%

Target Corp.                                      38,250      1,457,325
=======================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-2.52%

IMS Health Inc.                                   86,400      1,550,880
-----------------------------------------------------------------------
McKesson Corp.                                    19,000        621,300
=======================================================================
                                                              2,172,180
=======================================================================

HEALTH CARE FACILITIES-0.44%

Health Management Associates, Inc.-Class A(a)     18,700        376,805
=======================================================================

HOTELS, RESORTS & CRUISE LINES-1.22%

Starwood Hotels & Resorts Worldwide, Inc.         32,100      1,055,769
=======================================================================

INDUSTRIAL CONGLOMERATES-2.58%

Tyco International Ltd. (Bermuda)                164,700      2,225,097
=======================================================================

INDUSTRIAL MACHINERY-1.38%

Parker-Hannifin Corp.                             24,950      1,192,361
=======================================================================

LEISURE PRODUCTS-1.80%

Mattel, Inc.                                      73,650      1,552,542
=======================================================================

LIFE & HEALTH INSURANCE-1.67%

UnumProvident Corp.                               56,750      1,444,288
=======================================================================

MANAGED HEALTH CARE-4.36%

Anthem, Inc.(a)                                    9,000        607,320
-----------------------------------------------------------------------
CIGNA Corp.                                       19,600      1,909,432
-----------------------------------------------------------------------
UnitedHealth Group Inc.                           13,600      1,245,080
=======================================================================
                                                              3,761,832
=======================================================================

MOVIES & ENTERTAINMENT-1.42%

Walt Disney Co. (The)                             64,850      1,225,665
=======================================================================

                           AIM V.I. BASIC VALUE FUND

                                                              MARKET
                                                SHARES         VALUE

MULTI-UTILITIES & UNREGULATED POWER-2.09%

Duke Energy Corp.                                 38,300    $ 1,191,130
-----------------------------------------------------------------------
Mirant Corp.(a)                                   83,650        610,645
=======================================================================
                                                              1,801,775
=======================================================================

OIL & GAS DRILLING-6.23%

Nabors Industries, Ltd. (Bermuda)(a)              35,800      1,258,370
-----------------------------------------------------------------------
ENSCO International Inc.                          74,200      2,022,692
-----------------------------------------------------------------------
Transocean Inc.                                   67,250      2,094,838
=======================================================================
                                                              5,375,900
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-2.34%

Weatherford International Ltd. (Bermuda)(a)       46,750      2,019,600
=======================================================================

PHARMACEUTICALS-1.19%

Bristol-Myers Squibb Co.                          40,100      1,030,570
=======================================================================

PROPERTY & CASUALTY INSURANCE-4.89%

ACE Ltd. (Bermuda)                                60,900      1,924,440
-----------------------------------------------------------------------
MGIC Investment Corp.                             14,350        972,930
-----------------------------------------------------------------------
Radian Group Inc.                                 27,100      1,323,835
=======================================================================
                                                              4,221,205
=======================================================================

RESTAURANTS-0.13%

Yum! Brands, Inc.(a)                               4,000        117,000
=======================================================================

SEMICONDUCTOR EQUIPMENT-1.00%

Novellus Systems, Inc.(a)                         25,350        861,900
=======================================================================

                                                              MARKET
                                                SHARES         VALUE

SEMICONDUCTORS-1.57%

Altera Corp.(a)                                   22,200    $   301,920
-----------------------------------------------------------------------
Integrated Device Technology, Inc.(a)             36,100        654,854
-----------------------------------------------------------------------
LSI Logic Corp.(a)                                45,200        395,500
=======================================================================
                                                              1,352,274
=======================================================================

SYSTEMS SOFTWARE-2.32%

Computer Associates International, Inc.          125,850      1,999,757
=======================================================================

TELECOMMUNICATIONS EQUIPMENT-1.51%

Motorola, Inc.                                    90,150      1,299,963
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $87,848,135)                           81,315,620
=======================================================================

MONEY MARKET FUNDS--7.12%

STIC Liquid Assets Portfolio(b)                3,073,880      3,073,880
-----------------------------------------------------------------------
STIC Prime Portfolio(b)                        3,073,880      3,073,880
=======================================================================
    Total Money Market Funds (Cost
      $6,147,760)                                             6,147,760
=======================================================================
TOTAL INVESTMENTS-101.33% (Cost $93,995,895)                 87,463,380
=======================================================================
OTHER ASSETS LESS LIABILITIES-(1.33%)                        (1,147,099)
=======================================================================
NET ASSETS-100.00%                                          $86,316,281
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.


                           AIM V.I. BASIC VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------
JUNE 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $93,995,895)                                  $87,463,380
-----------------------------------------------------------
Cash                                                 25,051
-----------------------------------------------------------
Receivables for:
  Investments sold                                  388,822
-----------------------------------------------------------
  Fund shares sold                                1,226,543
-----------------------------------------------------------
  Dividends                                          67,139
-----------------------------------------------------------
Investment for deferred compensation plan             2,313
===========================================================
     Total assets                                89,173,248
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                           2,679,708
-----------------------------------------------------------
  Fund shares reacquired                             91,544
-----------------------------------------------------------
  Deferred compensation plan                          2,313
-----------------------------------------------------------
Accrued advisory fees                                19,069
-----------------------------------------------------------
Accrued administrative services fees                 34,350
-----------------------------------------------------------
Accrued distribution fees -- Series II                3,172
-----------------------------------------------------------
Accrued transfer agent fees                           1,287
-----------------------------------------------------------
Accrued operating expenses                           25,524
===========================================================
     Total liabilities                            2,856,967
===========================================================
Net assets applicable to shares outstanding     $86,316,281
___________________________________________________________
===========================================================


NET ASSETS:

Series I                                        $66,937,665
___________________________________________________________
===========================================================
Series II                                       $19,378,616
___________________________________________________________
===========================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                          7,223,606
___________________________________________________________
===========================================================
Series II                                         2,092,187
___________________________________________________________
===========================================================
Series I:
  Net asset value per share                     $      9.27
___________________________________________________________
===========================================================
Series II:
  Net asset value per share                     $      9.26
___________________________________________________________
===========================================================


STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $1,823)                                       $   212,459
-----------------------------------------------------------
Dividends from affiliated money market funds         40,387
===========================================================
    Total investment income                         252,846
===========================================================

EXPENSES:

Advisory fees                                       170,864
-----------------------------------------------------------
Administrative services fees                         75,676
-----------------------------------------------------------
Custodian fees                                       28,438
-----------------------------------------------------------
Distribution fees -- Series II                        4,841
-----------------------------------------------------------
Transfer agent fees                                   4,691
-----------------------------------------------------------
Trustees' fees                                        4,609
-----------------------------------------------------------
Other                                                23,312
===========================================================
    Total expenses                                  312,431
===========================================================
Less: Fees waived                                    (2,067)
===========================================================
    Net expenses                                    310,364
===========================================================
Net investment income (loss)                        (57,518)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                       (859,634)
-----------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investment securities        (7,569,605)
===========================================================
Net gain (loss) from investment securities       (8,429,239)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                     $(8,486,757)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

                           AIM V.I. BASIC VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND THE PERIOD SEPTEMBER 10, 2001 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2001
(UNAUDITED)

                                                               JUNE 30,      DECEMBER 31,
                                                                 2002            2001
                                                              -----------    ------------
OPERATIONS:

  Net investment income (loss)                                $   (57,518)   $     7,048
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities            (859,634)      (112,647)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                      (7,569,605)     1,037,090
=========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (8,486,757)       931,491
=========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                             --        (18,751)
-----------------------------------------------------------------------------------------
  Series II                                                            --           (380)
-----------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                     54,300,033     18,738,090
-----------------------------------------------------------------------------------------
  Series II                                                    20,352,155        500,400
=========================================================================================
    Net increase in net assets                                 66,165,431     20,150,850
=========================================================================================

NET ASSETS:

  Beginning of period                                          20,150,850             --
=========================================================================================
  End of period                                               $86,316,281    $20,150,850
_________________________________________________________________________________________
=========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $93,879,317    $19,227,129
-----------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (58,240)          (722)
-----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                   (972,281)      (112,647)
-----------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                 (6,532,515)     1,037,090
=========================================================================================
                                                              $86,316,281    $20,150,850
_________________________________________________________________________________________
=========================================================================================

See Notes to Financial Statements.

                           AIM V.I. BASIC VALUE FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Basic Value Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating life insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       The Fund has a capital loss carryforward of $4,100 as of December 31, 2001 which may be carried forward to offset future gains, if any, which expires, if not previously utilized in the year 2009.

                           AIM V.I. BASIC VALUE FUND

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.725% of the first $500 million of the Fund's average daily net assets, plus 0.70% of the Fund's average daily net assets on the next $500 million, plus 0.675% of the Fund's average daily net assets on the next $500 million, plus 0.65% of the Fund's average daily nest assets in excess of $1.5 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the six months ended June 30, 2002, AIM waived fees of $174.

  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2002, the Fund paid AIM $75,676 of which AIM retained $24,795 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2002, AFS was paid $3,071 for such services.

  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%. For the six months ended June 30, 2002, the Series II shares paid AIM Distributors $4,841 as compensation under the Plan and reimbursed fees of $1,893.

  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.

  During the six months ended June 30, 2002, the Fund paid legal fees of $1,298 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 was as follows:

                                                    2001
                                                   -------
Distributions paid from:
Ordinary Income                                    $19,131
__________________________________________________________
==========================================================


  As of December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                     $    371
----------------------------------------------------------
Capital loss carryforward                           (4,100)
----------------------------------------------------------
Unrealized appreciation                            927,450
==========================================================
                                                  $923,721
__________________________________________________________
==========================================================


  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the deferral of capital losses incurred after October 31, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and futures contracts and other deferrals.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2002 was $78,644,460 and $7,830,310, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $ 1,206,645
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (7,740,921)
===========================================================
Net unrealized appreciation (depreciation) of
  investment securities                         $(6,534,276)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $93,997,656.

                           AIM V.I. BASIC VALUE FUND

NOTE 8--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2002 and the period September 10, 2001 (Date operations commenced) to December 31, 2001 were as follows:

                                                                                             SEPTEMBER 10, 2001
                                                                                              (DATE OPERATIONS
                                                                  SIX MONTHS ENDED             COMMENCED) TO
                                                                      JUNE 30,                  DECEMBER 31,
                                                                        2002                        2001
                                                              ------------------------    ------------------------
                                                               SHARES        AMOUNT        SHARES        AMOUNT
                                                              ---------    -----------    ---------    -----------
Sold:
  Series I                                                    5,710,122    $58,322,413    1,956,344    $19,139,289
------------------------------------------------------------------------------------------------------------------
  Series II                                                   2,117,718     21,115,726       50,002        500,020
==================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                           --             --        1,886         18,751
------------------------------------------------------------------------------------------------------------------
  Series II                                                          --             --           38            380
==================================================================================================================
Reacquired:
  Series I                                                     (402,183)    (4,022,380)     (42,563)      (419,950)
------------------------------------------------------------------------------------------------------------------
  Series II                                                     (75,571)      (763,571)          --             --
==================================================================================================================
                                                              7,350,086    $74,652,188    1,965,707    $19,238,490
__________________________________________________________________________________________________________________
==================================================================================================================


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                          SERIES I
                                                              --------------------------------
                                                                            SEPTEMBER 10, 2001
                                                              SIX MONTHS     (DATE OPERATIONS
                                                                 ENDED         COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,
                                                                 2002              2001
                                                              ----------    ------------------
Net asset value, beginning of period                           $ 10.25           $ 10.00
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.01)(a)          0.01
----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.97)             0.25
==============================================================================================
    Total from investment operations                             (0.98)             0.26
==============================================================================================
Less distributions from net investment income                       --             (0.01)
==============================================================================================
Net asset value, end of period                                 $  9.27           $ 10.25
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                  (9.56)%            2.63%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $66,938           $19,638
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.28%(c)          1.27%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers                                             1.28%(c)          2.61%(d)
==============================================================================================
Ratio of net investment income (loss) to average net assets      (0.23)%(c)         0.28%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate                                             17%                4%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $44,392,996.
(d)  Annualized.

                           AIM V.I. BASIC VALUE FUND


                                                                         SERIES II
                                                              --------------------------------
                                                                            SEPTEMBER 10, 2001
                                                              SIX MONTHS     (DATE OPERATIONS
                                                                ENDED         COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,
                                                                 2002              2001
                                                              ----------    ------------------
Net asset value, beginning of period                           $ 10.25            $10.00
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          (0.02)(a)          0.00
----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.97)             0.26
==============================================================================================
    Total from investment operations                             (0.99)             0.26
==============================================================================================
Less distributions from net investment income                       --             (0.01)
==============================================================================================
Net asset value, end of period                                 $  9.26            $10.25
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                  (9.66)%            2.58%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $19,379            $  513
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.43%(c)          1.44%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers                                             1.53%(c)          2.88%(d)
==============================================================================================
Ratio of net investment income (loss) to average net assets      (0.38)%(c)         0.12%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate                                             17%                4%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $3,904,812.
(d)  Annualized.

                           AIM V.I. BASIC VALUE FUND

AS OF JUNE 30, 2002

BOARD OF TRUSTEES                   OFFICERS                                     OFFICE OF THE FUND

Robert H. Graham                    Robert H. Graham                             11 Greenway Plaza
                                    Chairman and President                       Suite 100
Frank S. Bayley                                                                  Houston, TX 77046
                                    Carol F. Relihan
Bruce L. Crockett                   Senior Vice President and Secretary          INVESTMENT ADVISOR

Albert R. Dowden                    Gary T. Crum                                 A I M Advisors, Inc.
                                    Senior Vice President                        11 Greenway Plaza
Edward K. Dunn, Jr.                                                              Suite 100
                                    Dana R. Sutton                               Houston, TX 77046
Jack M. Fields                      Vice President and Treasurer
                                                                                 TRANSFER AGENT
Carl Frischling                     Robert G. Alley
                                    Vice President                               A I M Fund Services, Inc.
Prema Mathai-Davis                                                               P.O. Box 4739
                                    Stuart W. Coco                               Houston, TX 77210-4739
Lewis F. Pennock                    Vice President
                                                                                 CUSTODIAN
Ruth H. Quigley                     Melville B. Cox
                                    Vice President                               State Street Bank and Trust Company
Louis S. Sklar                                                                   225 Franklin Street
                                    Karen Dunn Kelley                            Boston, MA 02110
                                    Vice President
                                                                                 COUNSEL TO THE FUNDS
                                    Edgar M. Larsen
                                    Vice President                               Foley & Lardner
                                                                                 3000 K N.W., Suite 500
                                                                                 Washington, D.C. 20007

                                                                                 COUNSEL TO THE TRUSTEES

                                                                                 Kramer, Levin, Naftalis & Frankel LLP
                                                                                 919 Third Avenue
                                                                                 New York, NY 10022

                                                                                 DISTRIBUTOR

                                                                                 A I M Distributors, Inc.
                                                                                 11 Greenway Plaza
                                                                                 Suite 100
                                                                                 Houston, TX 77046

                           AIM V.I. BASIC VALUE FUND

                             AIM V.I. BLUE CHIP FUND

FUND STAYS FOCUSED ON MARKET-LEADING COMPANIES

HOW DID AIM V.I. BLUE CHIP  FUND PERFORM OVER THE LAST SIX MONTHS?

The past six months have continued to be difficult months for the economy and the fund. Though signs of an improved economy lifted some sectors in March, subsequent market activity resulted in a return of -12.82% for the Russell 1000 Index over the six months that ended June 30, 2002. For the same period, AIM V.I. Blue Chip Fund Series I shares returned -17.16%. Series II shares returned -15.86% since inception, March 13, 2002.

WHAT WERE THE MAJOR TRENDS IN THE FINANCIAL MARKETS?

The ongoing spotlight on questionable accounting practices of a number of high-profile companies continued to challenge investor confidence in the first half of 2002. Lackluster corporate earnings, doubts about the reliability of analysts' advice, tensions in the Middle East and the ongoing threat of terrorism also affected investor confidence. As a result, most major market indexes posted negative returns for the reporting period. For example, the S&P 500 returned -13.15%.

WERE THERE TRENDS IN THE MARKET THAT HURT LARGE-CAP FUNDS IN PARTICULAR?

For over a year now, markets have punished the large-cap stocks in which AIM V.I. Blue Chip Fund invests. However, during this reporting period, mounting concerns about the reliability of financial data further exacerbated investors' unwillingness to pay premium valuations for any stock, as all companies' quality and financial strength were drawn into question. Large-cap stocks have underperformed small- and mid-cap stocks. The largest market capitalization companies represented by the Russell Top 200 Index returned -15.01%.

GIVEN THESE DIFFICULT MARKET TRENDS, HOW DID YOU MANAGE THE FUND?

Although the market has not favored our large-cap stock focus, we have adhered to our consistently applied investment strategy. Though we haven't changed our portfolio structure in terms of relative sector allocation, we do manage the individual holdings inside the sectors. For example, in consumer staples, we added Coca-Cola, and in consumer discretionary, we added The Limited. To health care, we added Tenet and Forest Labs. We changed the health care focus to health care services and medical technology based on the earnings potential. In general, we are reacting to earnings, adding where they are rising.

   The fund continues to be broadly diversified across all 10 major market sectors, and across industries within the sectors. The diversity of the top 10 holdings reflects the diversity of the entire portfolio. We believe this stance will position us for recovery and for the next set of earnings revisions. The fund's underperformance to its benchmark, the Russell 1000 Index, has been due to the fact that large-cap stocks are out of favor. We believe that as the focus returns to earnings rather than emotion, the market will reward the strong, market-leading companies in which we are invested.

ARE THERE SOME STOCKS YOU LIKE IN PARTICULAR?

The fund continues to hold its largest overweighted position (relative to the Russell 1000 Index) in the health care sector, where such holdings as UnitedHealth Group and HCA benefited the fund over the last six months. The fund generally benefited from its broad diversification, and was also helped by holdings in the defense industry (General Dynamics and Lockheed Martin) and the retail industry (Target and Walgreen).

WHAT ARE SOME STOCKS THAT  DID NOT PERFORM AS WELL AS YOU HAD HOPED?

Telecommunications services was the worst performing sector for the S&P 500

PORTFOLIO COMPOSITION

As of 6/30/02, based on total net assets

==============================================================================================
TOP 10 HOLDINGS                                   TOP 10 INDUSTRIES
----------------------------------------------------------------------------------------------

 1. General Electric Co.                4.0%       1. Diversified Financial Services     12.0%

 2. Pfizer Inc.                         3.6        2. Pharmaceuticals                    10.3

 3. Exxon Mobil Corp.                   3.5        3. Systems Software                    4.6

 4. Microsoft Corp.                     3.4        4. General Merchandise Stores          4.5

 5. Citigroup Inc.                      3.4        5. Semiconductors                      4.4

 6. Johnson & Johnson                   2.9        6. Banks                               4.2

 7. American International Group, Inc.  2.8        7. Industrial Conglomerates            4.0

 8. Wal-Mart Stores, Inc.               2.7        8. Health Care Equipment               3.8

 9. Cisco Systems, Inc.                 2.1        9. Integrated Oil & Gas                3.5

10. Home Depot, Inc. (The)              2.0       10. Aerospace & Defense                 3.0

TOTAL NET ASSETS: $65.3 MILLION                   TOTAL HOLDINGS: 87

The fund's portfolio is subject to change, and there is no assurance the fund will continue to hold any particular security.
==============================================================================================

DISTRIBUTION OF TOP 10 HOLDINGS ACROSS S&P 500 SECTORS

As of 6/30/02

The fund's top 10 holdings are diversified across the S&P 5000 sectors. Of the 10 sectors, the fund's 10 largest holdings fall within six of the sectors.

======================================================================================
S&P 500 SECTORS                     FUND'S TOP 10 HOLDINGS WITHIN SECTOR
--------------------------------------------------------------------------------------

 1. Financials                      Citigroup Inc.; American International Group, Inc.

 2. Information Technology          Microsoft Corp.; Cisco Systems, Inc.

 3. Health Care                     Pfizer Inc.; Johnson & Johnson

 4. Consumer Discretionary          Wal-Mart Stores, Inc.; Home Depot, Inc. (The)

 5. Industrials                     General Electric Co.

 6. Consumer Staples                *

 7. Energy                          Exxon Mobil Corp.

 8. Telecommunications Services     *

 9. Materials                       *

10. Utilities                       *

* The fund has smaller holdings in this sector, but none of the top 10 holdings fall within the sector.
======================================================================================

and for the fund. The fund has a smaller percentage of telecommunications services stocks in its portfolio than the Russell 1000 Index, and our telecommunications stocks performed better than the sector in general. We do have some exposure through holdings in Vodafone, SBC Communications, and BellSouth. However, at the end of the reporting period, these holdings represented only 2.16% of the fund's portfolio.

WHAT WERE CONDITIONS LIKE AT THE CLOSE OF THE REPORTING PERIOD?

Markets were volatile as investors kept a close eye on developments at home and abroad. While the recession had apparently ended, economic recovery was modest. Although the nation's GDP grew at an annualized rate of 5.0% in the first quarter of 2002, much of this expansion was due to businesses increasing production to replenish depleted inventories--a trend that was unlikely to continue. Moreover, business software acquisition declined in the first quarter, an indication that the economy was still struggling. The nation's unemployment rate fluctuated modestly during the reporting period and stood at 5.9% in June, as companies were reluctant to expand their payrolls.

   Corporate profit margins, while disappointing in some cases, were improving, and interest rates and inflation were low. Consumer spending, which accounts for about two-thirds of economic activity, remained healthy.

   There continued to be a considerable amount of cash in lower-returning money market accounts that could potentially be deployed back into equities. Investors, however, remained cautious as concerns persisted about the economy, the threat of terrorism, the Middle East, and corporate accounting practices.

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 6/30/02

================================================================================

SERIES I SHARES
Inception (12/29/99)   -19.04%
 1 Year                -24.38

SERIES II SHARES
Inception (3/18/02)    -15.86%*

*BECAUSE SERIES II SHARES HAVE BEEN AVAILABLE FOR LESS THAN A YEAR, TOTAL RETURN SHOWN IS CUMULATIVE TOTAL RETURN THAT HAS NOT BEEN ANNUALIZED.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

PORTFOLIO MANAGEMENT TEAM

MONIKA H. DEGAN
JONATHAN C. SCHOOLAR

--------------------------------------------------------------------------------
AIM V.I. BLUE CHIP FUND SEEKS TO ACHIEVE LONG-TERM GROWTH OF CAPITAL WITH A SECONDARY OBJECTIVE OF CURRENT INCOME. THE FUND SEEKS TO MEET THESE OBJECTIVES BY INVESTING PRIMARILY IN MARKETABLE EQUITY SECURITIES OF BLUE CHIP COMPANIES.

   THE PERFORMANCE FIGURES SHOWN HERE, WHICH REPRESENT AIM V.I. BLUE CHIP FUND SERIES I AND SERIES II SHARES, ARE NOT INTENDED TO REFLECT ACTUAL ANNUITY VALUES. THEY DO NOT REFLECT CHARGES AT THE SEPARATE-ACCOUNT LEVEL, AND THESE CHARGES WOULD LOWER THE TOTAL RETURN. THE FUND'S PERFORMANCE FIGURES ARE HISTORICAL, AND THEY REFLECT FUND EXPENSES, THE REINVESTMENT OF DISTRIBUTIONS AND CHANGES IN NET ASSET VALUE. THE FUND'S INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

   THE UNMANAGED RUSSELL 1000 INDEX REPRESENTS THE PERFORMANCE OF THE STOCKS OF LARGE-CAPITALIZATION COMPANIES. THE UNMANAGED RUSSELL TOP 200 INDEX REPRESENTS THE PERFORMANCE OF THE STOCKS OF THE 200 LARGEST COMPANIES IN THE RUSSELL 1000 INDEX.

   THE UNMANAGED STANDARD & POOR'S COMPOSITE INDEX OF 500 STOCKS (THE S&P 500) IS AN INDEX OF COMMON STOCKS FREQUENTLY USED AS A GENERAL MEASURE OF U.S. STOCK-MARKET PERFORMANCE.

   AN INVESTMENT CANNOT BE MADE IN AN INDEX. UNLESS OTHERWISE INDICATED, INDEX RESULTS INCLUDE REINVESTED DIVIDENDS, AND THEY DO NOT REFLECT SALES CHARGES OR FUND EXPENSES.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


                                                               MARKET
                                                 SHARES         VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-95.64%

ADVERTISING-0.69%

Interpublic Group of Cos., Inc. (The)              18,100    $   448,156
========================================================================

AEROSPACE & DEFENSE-3.01%

General Dynamics Corp.                              4,700        499,845
------------------------------------------------------------------------
Lockheed Martin Corp.                              10,100        701,950
------------------------------------------------------------------------
United Technologies Corp.                          11,200        760,480
========================================================================
                                                               1,962,275
========================================================================

ALUMINUM-0.75%

Alcoa Inc.                                         14,800        490,620
========================================================================

APPAREL RETAIL-0.51%

Limited Brands                                     15,500        330,150
========================================================================

BANKS-4.15%

Bank of America Corp.                              11,000        773,960
------------------------------------------------------------------------
Fifth Third Bancorp                                12,900        859,785
------------------------------------------------------------------------
Wells Fargo & Co.                                  21,500      1,076,290
========================================================================
                                                               2,710,035
========================================================================

BIOTECHNOLOGY-1.08%

Amgen Inc.(a)                                      16,800        703,584
========================================================================

BREWERS-0.28%

Anheuser-Busch Cos., Inc.                           3,700        185,000
========================================================================

BROADCASTING & CABLE TV-0.66%

Clear Channel Communications, Inc.(a)              13,500        432,270
========================================================================

COMPUTER HARDWARE-1.76%

Dell Computer Corp.(a)                             24,300        635,202
------------------------------------------------------------------------
International Business Machines Corp.               7,100        511,200
========================================================================
                                                               1,146,402
========================================================================

DATA PROCESSING SERVICES-2.18%

First Data Corp.                                   23,500        874,200
------------------------------------------------------------------------
Fiserv, Inc.(a)                                    15,000        550,650
========================================================================
                                                               1,424,850
========================================================================

DEPARTMENT STORES-1.05%

Kohl's Corp.(a)                                     9,800        686,784
========================================================================

DIVERSIFIED FINANCIAL SERVICES-11.98%

American Express Co.                               18,200        661,024
------------------------------------------------------------------------
Citigroup Inc.                                     57,000      2,208,750
------------------------------------------------------------------------
Fannie Mae                                         14,700      1,084,125
------------------------------------------------------------------------
Freddie Mac                                        14,000        856,800
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES         VALUE

DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Goldman Sachs Group, Inc. (The)                     6,500    $   476,775
------------------------------------------------------------------------
J.P. Morgan Chase & Co.                            27,100        919,232
------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                          17,800        720,900
------------------------------------------------------------------------
Morgan Stanley                                     20,700        891,756
========================================================================
                                                               7,819,362
========================================================================

DRUG RETAIL-0.44%

Walgreen Co.                                        7,500        289,725
========================================================================

ELECTRIC UTILITIES-0.60%

FPL Group, Inc.                                     6,500        389,935
========================================================================

FOOD DISTRIBUTORS-1.17%

Sysco Corp.                                        28,100        764,882
========================================================================

FOOD RETAIL-0.50%

Safeway Inc.(a)                                    11,200        326,928
========================================================================

GAS UTILITIES-0.29%

El Paso Corp.                                       9,300        191,673
========================================================================

GENERAL MERCHANDISE STORES-4.45%

Costco Wholesale Corp.(a)                           9,300        359,166
------------------------------------------------------------------------
Target Corp.                                       20,300        773,430
------------------------------------------------------------------------
Wal-Mart Stores, Inc.                              32,200      1,771,322
========================================================================
                                                               2,903,918
========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-1.04%

Cardinal Health, Inc.                              11,100        681,651
========================================================================

HEALTH CARE EQUIPMENT-3.76%

Baxter International Inc.                          11,000        488,950
------------------------------------------------------------------------
Medtronic, Inc.                                    26,000      1,114,100
------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                           5,600        413,560
------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                           12,200        435,052
========================================================================
                                                               2,451,662
========================================================================

HEALTH CARE FACILITIES-2.08%

HCA Inc.                                           17,300        821,750
------------------------------------------------------------------------
Tenet Healthcare Corp.(a)                           7,500        536,625
========================================================================
                                                               1,358,375
========================================================================

HOME IMPROVEMENT RETAIL-2.03%

Home Depot, Inc. (The)                             36,000      1,322,280
========================================================================

HOTELS, RESORTS & CRUISE LINES-0.73%

Carnival Corp.                                     17,300        479,037
========================================================================

                            AIM V.I. BLUE CHIP FUND


                                                               MARKET
                                                 SHARES         VALUE

HOUSEHOLD PRODUCTS-2.33%

Colgate-Palmolive Co.                              14,000    $   700,700
------------------------------------------------------------------------
Procter & Gamble Co. (The)                          9,200        821,560
========================================================================
                                                               1,522,260
========================================================================

INDUSTRIAL CONGLOMERATES-3.98%

General Electric Co.                               89,300      2,594,165
========================================================================

INDUSTRIAL GASES-0.76%

Air Products & Chemicals, Inc.                      9,800        494,606
========================================================================

INTEGRATED OIL & GAS-3.54%

Exxon Mobil Corp.                                  56,500      2,311,980
------------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES-1.61%

BellSouth Corp.                                    10,800        340,200
------------------------------------------------------------------------
SBC Communications Inc.                            23,200        707,600
========================================================================
                                                               1,047,800
========================================================================

LIFE & HEALTH INSURANCE-0.64%

Prudential Financial, Inc.(a)                      12,500        417,000
========================================================================

MANAGED HEALTH CARE-1.36%

UnitedHealth Group Inc.                             9,700        888,035
========================================================================

MOVIES & ENTERTAINMENT-2.42%

AOL Time Warner Inc.(a)                            31,800        467,778
------------------------------------------------------------------------
Viacom Inc.-Class B(a)                             25,000      1,109,250
========================================================================
                                                               1,577,028
========================================================================

MULTI-LINE INSURANCE-2.81%

American International Group, Inc.                 26,900      1,835,387
========================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.89%

Duke Energy Corp.                                  18,700        581,570
========================================================================

NETWORKING EQUIPMENT-2.09%

Cisco Systems, Inc.(a)                             97,700      1,362,915
========================================================================

OIL & GAS DRILLING-1.40%

ENSCO International Inc.                           12,600        343,476
------------------------------------------------------------------------
Nabors Industries, Ltd. (Bermuda)(a)                7,500        263,625
------------------------------------------------------------------------
Transocean Inc.                                     9,800        305,270
========================================================================
                                                                 912,371
========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.66%

Schlumberger Ltd.                                   9,300        432,450
========================================================================

PHARMACEUTICALS-10.28%

Allergan, Inc.                                     10,600        707,550
------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                        4,600        325,680
------------------------------------------------------------------------
Johnson & Johnson                                  36,300      1,897,038
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES         VALUE

PHARMACEUTICALS-(CONTINUED)

Pfizer Inc.                                        66,800    $ 2,338,000
------------------------------------------------------------------------
Pharmacia Corp.                                    15,000        561,750
------------------------------------------------------------------------
Wyeth                                              17,200        880,640
========================================================================
                                                               6,710,658
========================================================================

PROPERTY & CASUALTY INSURANCE-0.43%

XL Capital Ltd.-Class A (Bermuda)                   3,300        279,510
========================================================================

RAILROADS-0.63%

Canadian National Railway Co. (Canada)              7,900        409,220
========================================================================

SEMICONDUCTOR EQUIPMENT-1.95%

Applied Materials, Inc.(a)                         43,100        819,762
------------------------------------------------------------------------
KLA-Tencor Corp.(a)                                10,300        453,097
========================================================================
                                                               1,272,859
========================================================================

SEMICONDUCTORS-4.38%

Altera Corp.(a)                                    18,700        254,320
------------------------------------------------------------------------
Analog Devices, Inc.(a)                            15,700        466,290
------------------------------------------------------------------------
Intel Corp.                                        32,100        586,467
------------------------------------------------------------------------
Microchip Technology Inc.(a)                       18,700        512,941
------------------------------------------------------------------------
Texas Instruments Inc.                             26,500        628,050
------------------------------------------------------------------------
Xilinx, Inc.(a)                                    18,200        408,226
========================================================================
                                                               2,856,294
========================================================================

SOFT DRINKS-2.47%

Coca-Cola Co. (The)                                11,000        616,000
------------------------------------------------------------------------
PepsiCo, Inc.                                      20,600        992,920
========================================================================
                                                               1,608,920
========================================================================

SPECIALTY STORES-0.65%

Bed Bath & Beyond Inc.(a)                          11,200        422,688
========================================================================

SYSTEMS SOFTWARE-4.58%

Microsoft Corp.(a)                                 40,400      2,209,880
------------------------------------------------------------------------
Oracle Corp.(a)                                    32,700        309,669
------------------------------------------------------------------------
VERITAS Software Corp.(a)                          23,700        469,023
========================================================================
                                                               2,988,572
========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.04%

Motorola, Inc.                                      1,900         27,398
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.55%

Vodafone Group PLC-ADR (United Kingdom)            26,200        357,630
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $71,878,954)                            62,410,870
========================================================================

                                               PRINCIPAL
                                                 AMOUNT
U.S. TREASURY BILLS-0.76%

1.67%, 09/19/02 (Cost $498,150)(b)(c)          $  500,000        498,310
========================================================================

                            AIM V.I. BLUE CHIP FUND

                                                               MARKET
                                                 SHARES         VALUE
MONEY MARKET FUNDS-3.13%

STIC Liquid Assets Portfolio(d)                 1,019,600    $ 1,019,600
------------------------------------------------------------------------
STIC Prime Portfolio(d)                         1,019,600    $ 1,019,600
========================================================================
    Total Money Market Funds (Cost
      $2,039,200)                                              2,039,200
========================================================================
TOTAL INVESTMENTS-99.53% (Cost $74,416,304)                   64,948,380
========================================================================
OTHER ASSETS LESS LIABILITIES-0.47%                              307,343
========================================================================
NET ASSETS-100.00%                                           $65,255,723
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The principal amount was pledged as collateral to cover margin requirements for open futures contracts. See Note 8.
(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                            AIM V.I. BLUE CHIP FUND

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $74,416,304)                                  $64,948,380
-----------------------------------------------------------
Receivables for:
  Investments sold                                  327,104
-----------------------------------------------------------
  Fund shares sold                                  154,882
-----------------------------------------------------------
  Dividends                                          38,029
-----------------------------------------------------------
Investment for deferred compensation plan            13,644
===========================================================
    Total assets                                 65,482,039
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                              54,896
-----------------------------------------------------------
  Fund shares reacquired                             88,741
-----------------------------------------------------------
  Deferred compensation plan                         13,644
-----------------------------------------------------------
  Variation margin                                      950
-----------------------------------------------------------
Accrued administrative services fees                 41,022
-----------------------------------------------------------
Accrued distribution fees -- Series II                   26
-----------------------------------------------------------
Accrued transfer agent fees                           1,388
-----------------------------------------------------------
Accrued operating expenses                           25,649
===========================================================
    Total liabilities                               226,316
===========================================================
Net assets applicable to shares outstanding     $65,255,723
___________________________________________________________
===========================================================

NET ASSETS:

Series I                                        $65,192,605
___________________________________________________________
===========================================================
Series II                                       $    63,118
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                         11,059,445
___________________________________________________________
===========================================================
Series II                                            10,713
___________________________________________________________
===========================================================
Series I:
  Net asset value per share                     $      5.89
___________________________________________________________
===========================================================
Series II:
  Net asset value per share                     $      5.89
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $1,499)                                      $    306,858
-----------------------------------------------------------
Dividends from affiliated money market funds         32,114
-----------------------------------------------------------
Interest                                              4,353
===========================================================
    Total investment income                         343,325
===========================================================

EXPENSES:

Advisory fees                                       248,547
-----------------------------------------------------------
Administrative services fees                        106,803
-----------------------------------------------------------
Custodian fees                                       16,390
-----------------------------------------------------------
Distribution fees -- Series II                           26
-----------------------------------------------------------
Transfer agent fees                                   4,880
-----------------------------------------------------------
Trustees' fees                                        4,671
-----------------------------------------------------------
Other                                                 4,258
===========================================================
    Total expenses                                  385,575
===========================================================
Less: Fees waived                                      (278)
-----------------------------------------------------------
    Expenses paid indirectly                             (3)
===========================================================
    Net expenses                                    385,294
===========================================================
Net investment income (loss)                        (41,969)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FUTURES
  CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          (7,801,028)
-----------------------------------------------------------
  Futures contracts                                 511,546
===========================================================
                                                 (7,289,482)
===========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (4,694,265)
-----------------------------------------------------------
  Futures contracts                                (722,732)
===========================================================
                                                 (5,416,997)
===========================================================
Net gain (loss) from investment securities
  and futures contracts                         (12,706,479)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                    $(12,748,448)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

                            AIM V.I. BLUE CHIP FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND THE YEAR ENDED DECEMBER 31, 2001 (UNAUDITED)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2002            2001
                                                              ------------    ------------
OPERATIONS:

  Net investment income (loss)                                $    (41,969)   $   (74,326)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    futures contracts                                           (7,289,482)    (7,619,531)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and futures contracts                 (5,416,997)    (2,129,492)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (12,748,448)    (9,823,349)
==========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                              --         (8,180)
------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                      17,804,968     40,173,563
------------------------------------------------------------------------------------------
  Series II                                                         70,471             --
==========================================================================================
    Net increase in net assets                                   5,126,991     30,342,034
==========================================================================================

NET ASSETS:

  Beginning of period                                           60,128,732     29,786,698
==========================================================================================
  End of period                                               $ 65,255,723    $60,128,732
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 90,601,570    $72,726,131
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (54,348)       (12,379)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and futures contracts                           (15,840,876)    (8,551,394)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and futures contracts                            (9,450,623)    (4,033,626)
==========================================================================================
                                                              $ 65,255,723    $60,128,732
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

                            AIM V.I. BLUE CHIP FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Blue Chip Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital, with a secondary objective of current income.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating life insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

                            AIM V.I. BLUE CHIP FUND

       The Fund's capital loss carryforward of $5,819,749 as of December 31, 2001 expires as follows:

   CAPITAL LOSS
   CARRYFORWARD     EXPIRATION
   ------------     ----------
    $ 427,121    December 31, 2008
   -------------------------------
     5,392,628   December 31, 2009
   ===============================
    $5,819,749
    ______________________________
   ===============================


E. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

F. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the six months ended June 30, 2002, AIM waived fees of $278.

  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2002, the Fund paid AIM $106,803 of which AIM retained $24,795 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2002, AFS was paid $3,296 for such services.

  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. For the period March 13, 2002 (date sales commenced) through June 30, 2002, the Series II shares paid AIM Distributors $26 as compensation under the Plan.

  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.

  During the six months ended June 30, 2002, the Fund paid legal fees of $1,298 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2002, the Fund received reductions in custodian fees of $3 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $3.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

                            AIM V.I. BLUE CHIP FUND

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                            2001      2000
                                           ------    ------
Distributions paid from ordinary income    $8,180    $5,295
___________________________________________________________
===========================================================


  As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforward                      $ (5,819,749)
-----------------------------------------------------------
Unrealized appreciation (depreciation)           (6,777,650)
===========================================================
                                               $(12,597,399)
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts, futures contracts and other deferrals.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2002 was $30,831,375 and $12,223,844, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $  1,794,072
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (12,029,596)
===========================================================
Net unrealized appreciation (depreciation) of
  investment securities                        $(10,235,524)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $75,183,904.


NOTE 8--FUTURES CONTRACTS

On June 30, 2002, $500,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of June 30, 2002 were as follows:

           NO. OF       MONTH/       MARKET     UNREALIZED
CONTRACT  CONTRACTS   COMMITMENT     VALUE     APPRECIATION
--------  ---------   ----------    --------   ------------
S&P 500       2       Sep-02/Long   $495,050     $17,300
___________________________________________________________
===========================================================


NOTE 9--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2002 and the year ended December 31, 2001 were as follows:

                                                                  SIX MONTHS ENDED               YEAR ENDED
                                                                   JUNE 30, 2002              DECEMBER 31, 2001
                                                              ------------------------    -------------------------
                                                               SHARES        AMOUNT         SHARES        AMOUNT
                                                              ---------    -----------    ----------    -----------
Sold:
  Series I                                                    3,464,995    $23,385,362     6,509,601    $49,761,632
-------------------------------------------------------------------------------------------------------------------
  Series II*                                                     13,581         89,936            --             --
===================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                           --             --         1,178          8,180
===================================================================================================================
Reacquired:
  Series I                                                     (867,950)    (5,580,394)   (1,292,618)    (9,596,249)
-------------------------------------------------------------------------------------------------------------------
  Series II*                                                     (2,868)       (19,465)           --             --
===================================================================================================================
                                                              2,607,758    $17,875,439     5,218,161    $40,173,563
___________________________________________________________________________________________________________________
===================================================================================================================

* Series II shares commenced sales on March 13, 2002.

                            AIM V.I. BLUE CHIP FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                    SERIES I
                                                              -----------------------------------------------------
                                                                                                  DECEMBER 29, 1999
                                                              SIX MONTHS        YEAR ENDED        (DATE OPERATIONS
                                                                ENDED          DECEMBER 31,         COMMENCED) TO
                                                               JUNE 30,     ------------------      DECEMBER 31,
                                                                 2002        2001       2000            1999
                                                              ----------    -------    -------    -----------------
Net asset value, beginning of period                           $  7.11      $  9.18    $ 10.00         $10.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      --(a)     (0.01)      0.02(a)          --
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (1.22)       (2.06)     (0.84)            --
===================================================================================================================
    Total from investment operations                             (1.22)       (2.07)     (0.82)            --
===================================================================================================================
Net asset value, end of period                                 $  5.89      $  7.11    $  9.18         $10.00
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                                 (17.16)%     (22.54)%    (8.18)%           --
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $65,193      $60,129    $29,787         $1,000
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.16%(c)     1.26%      1.31%          1.30%(d)
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             1.16%(c)     1.26%      2.13%         12.49%(d)
===================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.13)%(c)   (0.17)%     0.07%          3.07%(d)
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate                                             20%          19%        15%            --
___________________________________________________________________________________________________________________
===================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total return for the period shown.
(c) Ratios are annualized and based on average daily net assets of $66,888,324.
(d)  Annualized.

                                                                 SERIES II
                                                              --------------
                                                              MARCH 13, 2002
                                                               (DATE SALES
                                                              COMMENCED) TO
                                                                 JUNE 30,
                                                                   2002
                                                              --------------
Net asset value, beginning of period                             $  7.00
----------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.01)(a)
----------------------------------------------------------------------------
  Net gain (losses) on securities (both realized and
    unrealized)                                                    (1.10)
============================================================================
    Total from investment operations                               (1.11)
============================================================================
Net asset value, end of period                                   $  5.89
____________________________________________________________________________
============================================================================
Total return(b)                                                   (15.86)%
____________________________________________________________________________
============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $    63
____________________________________________________________________________
============================================================================
Ratio of expenses to average net assets                             1.41%(c)
============================================================================
Ratio of net investment income (loss) to average net assets        (0.38)%(c)
____________________________________________________________________________
============================================================================
Portfolio turnover rate                                               20%
____________________________________________________________________________
============================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total return for the period shown.
(c)  Ratios are annualized and based on average daily net assets of $34,340.

                            AIM V.I. BLUE CHIP FUND

                            AIM V.I. BLUE CHIP FUND

AS OF JUNE 30, 2002

BOARD OF TRUSTEES        OFFICERS                               OFFICE OF THE FUND
Robert H. Graham         Robert H. Graham                       11 Greenway Plaza
                         Chairman and President                 Suite 100
Frank S. Bayley                                                 Houston, TX 77046
                         Carol F. Relihan
Bruce L. Crockett        Senior Vice President and Secretary    INVESTMENT ADVISOR

Albert R. Dowden         Gary T. Crum                           A I M Advisors, Inc.
                         Senior Vice President                  11 Greenway Plaza
Edward K. Dunn, Jr.                                             Suite 100
                         Dana R. Sutton                         Houston, TX 77046
Jack M. Fields           Vice President and Treasurer
                                                                TRANSFER AGENT
Carl Frischling          Robert G. Alley
                         Vice President                         A I M Fund Services, Inc.
Prema Mathai-Davis                                              P.O. Box 4739
                         Stuart W. Coco                         Houston, TX 77210-4739
Lewis F. Pennock         Vice President
                                                                CUSTODIAN
Ruth H. Quigley          Melville B. Cox
                         Vice President                         State Street Bank and Trust Company
Louis S. Sklar                                                  225 Franklin Street
                         Karen Dunn Kelley                      Boston, MA 02110
                         Vice President
                                                                COUNSEL TO THE FUNDS
                         Edgar M. Larsen
                         Vice President                         Foley & Lardner
                                                                3000 K N.W., Suite 500
                                                                Washington, D.C. 20007

                                                                COUNSEL TO THE TRUSTEES

                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                919 Third Avenue
                                                                New York, NY 10022

                                                                DISTRIBUTOR

                                                                A I M Distributors, Inc.
                                                                11 Greenway Plaza
                                                                Suite 100
                                                                Houston, TX 77046

                       ----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                       ----------------------------------

FUND DEALS WITH CONTINUING MARKET MALAISE


MOST STOCK INDEXES SUSTAINED SIGNIFICANT LOSSES DURING THE REPORTING PERIOD. HOW DID AIM V.I. CAPITAL APPRECIATION FUND PERFORM?

Concerns about corporate ethics, the threat of terrorism, and the Middle East situation negatively affected stock markets and the fund's performance. For the six months ended June 30, 2002, total returns for Series I and Series II shares were -14.18% and -14.29%, respectively. Over the same period, the Lipper Multi-Cap Growth Fund Index returned -20.13% while the Russell 1000 Growth Index returned -20.78%.

   The fund's long-term performance remained solid as illustrated by the chart to the right.

================================================================================

FUND VS. INDEX

Average annual total returns
from 5/5/93 to 6/30/02*

================================================================================

                                  [BAR CHART]

Series I Shares                              9.23%

Lipper Multi-Cap Growth Fund Index           8.40%

*Index return is from 4/30/93-6/30/02

Source: Lipper, Inc.

================================================================================

WHAT WERE SOME OF THE MAJOR TRENDS IN THE STOCK MARKET?

Despite an improving economy, stocks struggled for most of the reporting period. The nation's gross domestic product (GDP) grew at a 5.0% annualized rate in the first quarter of 2002, and interest rates and inflation were low. However, investors seemed more concerned about several high-profile companies' questionable accounting practices, which were in the spotlight throughout the reporting period. Investors also shied away from stocks because of anemic corporate earnings, doubts about the reliability of analysts' advice, tensions in the Middle East and South Asia, and the ongoing threat of terrorism. As a result, most major market indexes posted negative returns for the reporting period. For example, the S&P 500 returned -13.15%.

   Small-cap stocks fared better than mid- and large-cap stocks, and value stocks outperformed growth stocks by a wide margin. But only mid- and small-cap value stocks had positive returns for the reporting period.

   Materials and consumer staples were the best-performing market sectors, as investors favored more defensive stocks. At the opposite end of the spectrum, information technology and telecommunications were the poorest-performing sectors.

HOW DID YOU MANAGE THE FUND?

We adhered to our investment strategy, which has produced attractive, long-term returns for investors. The fund seeks to own the stocks of companies with strong earnings growth potential. We continue to emphasize the stocks of companies that we believe have the potential to benefit from new products or services that could enhance the firm's earnings-growth prospects.

   In the difficult market environment, we managed the portfolio as a blend of defensive "core growth" holdings and the stocks of economically sensitive companies. Defensive stocks, such as industrial holdings, may provide downside protection during market sell-offs. The stocks of economically sensitive companies, such as consumer-discretionary firms, may provide upside potential during market rallies.

   At the close of the reporting period, the fund had significant exposure to the information technology, consumer-discretionary, financial, health-care and industrial sectors. Within the industrial sector, the fund benefited from its exposure to

PORTFOLIO COMPOSITION

As of June 30, 2002, based on total net assets

========================================================================================================
TOP 10 HOLDINGS                                       TOP 10 INDUSTRIES
--------------------------------------------------------------------------------------------------------
 1. Microsoft Corp.                          3.0%      1. Semiconductors                            7.3%

 2. Fiserv, Inc.                             2.4       2. Diversified Financial Services            6.6

 3. Lockheed Martin Corp.                    2.3       3. Pharmaceuticals                           6.1

 4. Pfizer Inc.                              1.9       4. Specialty Stores                          4.5

 5. Intuit Inc.                              1.9       5. Semiconductor Equipment                   4.4

 6. American International Group, Inc.       1.8       6. Aerospace & Defense                       4.2

 7. Microchip Technology Inc.                1.6       7. Restaurants                               3.5

 8. Wellpoint Health Networks Inc.           1.6       8. Data Processing Services                  3.5

 9. Analog Devices, Inc.                     1.5       9. Managed Health Care                       3.4

10. Applied Materials, Inc.                  1.4      10. Application Software                      3.4

TOTAL NET ASSETS: $961 MILLION                        TOTAL HOLDINGS: 130

The fund's portfolio is subject to change, and there is no assurance the fund will continue to hold a particular security.
========================================================================================================

                       ----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                       ----------------------------------

defense-industry stocks, which performed well because of the war on terrorism. Within the health-care sector, the fund's pharmaceutical-industry stocks detracted from performance. Certain firms had drug applications rejected--a development that adversely affected pharmaceutical stocks.

   To enhance diversification, we increased the number of fund holdings from 106 to 130 between the beginning and close of the reporting period. Most of the fund's exposure was to large- and giant-cap stocks. We believe the fund was well positioned in the current market environment.

CAN YOU NAME SOME STOCKS THAT PERFORMED WELL FOR THE FUND?

Lockheed Martin, the world's top defense contractor, makes fighter planes, missiles and other items. With the U.S. government accounting for 80% of its sales, the company is in a favorable position to benefit from the increase in defense spending stemming from the war against terrorism.

   Microchip Technology makes specialized embedded semiconductors for 30,000 customers for use in automotive, computing, consumer, industrial and networking applications. The company's sales have remained strong, and the firm has grown at a faster pace than its competitors. Despite a struggling economy, the company met earnings expectations for the most recent quarters.

   Kohl's, a rapidly expanding mid-priced department store chain, has benefited from recent consumer preference for bargains. The chain offers certain brand-name items at reduced prices that are generally not available at discount stores. The company's sales have grown impressively and it operates 420 stores, up from 354 a year ago.

   Pfizer is the largest U.S. drug maker. While its stock has declined in the short-term, we believe the company has solid long-term prospects. It offers eight different billion-dollar products, including cholesterol-reducing agent Lipitor. The company spends a considerable amount annually on research and development, so its product line has the potential to expand.

WHAT WERE CONDITIONS LIKE AT THE CLOSE OF THE REPORTING PERIOD?

Markets were volatile as investors kept a close eye on developments at home and abroad. On the more positive side, proposals were being discussed for increased and improved financial disclosure for all public companies as well as possible reforms in the public accounting industry. Corporate profit margins, while disappointing in some cases, were improving, and the Federal Reserve Board appeared prepared to leave interest rates unchanged for the near term. Consumer spending, which accounts for about two-thirds of economic growth, remained fairly healthy.

   There continued to be a considerable amount of cash in lower-returning money market accounts that could potentially be deployed back into stocks. Moreover, stocks were more reasonably priced than they had been in recent years.

================================================================================

PORTFOLIO MANAGEMENT TEAM

Kenneth A. Zschappel (Lead Manager)
Robert M. Kippes

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 6/30/02

================================================================================

SERIES I SHARES
Inception (5/5/93)          9.23%
 5 Years                    1.18
 1 Year                   -21.87

SERIES II SHARES
Inception (8/21/01)       -12.62%*

*Because Series II shares have been available for less than a year, total return shown is cumulative total return that has not been annualized.

Past performance cannot guarantee future results. DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

AIM V.I. Capital Appreciation Fund seeks growth of capital by investing principally in common stocks of companies likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average long-term growth in earnings and have excellent prospects for future growth.

   The performance figures shown here, which represent AIM V.I. Capital Appreciation Fund Series I and Series II shares, are not intended to reflect actual annuity values. They do not reflect charges at the separate-account level, and these charges would lower the total return. The fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value. The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

   Investing in small and mid-size companies may involve risks not associated with investing in more established companies. Also, micro and small companies may have business risk, significant stock-price fluctuations and illiquidity.

   The unmanaged Lipper Multi-Cap Growth Fund Index represents an average of the performance of the 30 largest multi-cap growth funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

   The unmanaged Russell 1000 Index represents the performance of the stocks of large capitalization companies. The unmanaged Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

   The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

   An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses.

================================================================================
CALENDAR YEAR TOTAL RETURNS (%)                                  SERIES I SHARES
--------------------------------------------------------------------------------
1992     1993    1994    1995    1996    1997    1998    1999    2000     2001
 --     19.49%*  2.50%  35.69%  17.58%  13.50%  19.30%  44.61%  -10.91%  -23.28%
================================================================================

*return is from fund inception 5/5/93

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


                                                                MARKET
                                                 SHARES         VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-97.00%

ADVERTISING-1.84%

Interpublic Group of Cos., Inc. (The)             155,000    $  3,837,800
-------------------------------------------------------------------------
Lamar Advertising Co.(a)                          311,200      11,579,752
-------------------------------------------------------------------------
Omnicom Group Inc.                                 49,300       2,257,940
=========================================================================
                                                               17,675,492
=========================================================================

AEROSPACE & DEFENSE-4.16%

General Dynamics Corp.                             76,600       8,146,410
-------------------------------------------------------------------------
L-3 Communications Holdings, Inc.(a)              188,800      10,195,200
-------------------------------------------------------------------------
Lockheed Martin Corp.                             311,200      21,628,400
=========================================================================
                                                               39,970,010
=========================================================================

AIR FREIGHT & LOGISTICS-0.57%

FedEx Corp.                                       102,200       5,457,480
=========================================================================

APPAREL RETAIL-1.87%

Limited Brands                                    311,200       6,628,560
-------------------------------------------------------------------------
Ross Stores, Inc.                                 127,700       5,203,775
-------------------------------------------------------------------------
TJX Cos., Inc. (The)                              311,200       6,102,632
=========================================================================
                                                               17,934,967
=========================================================================

APPLICATION SOFTWARE-3.41%

Electronic Arts Inc.(a)                           169,300      11,182,265
-------------------------------------------------------------------------
Intuit Inc.(a)                                    360,000      17,899,200
-------------------------------------------------------------------------
Mercury Interactive Corp.(a)                      159,200       3,655,232
=========================================================================
                                                               32,736,697
=========================================================================

BANKS-2.27%

Bank of America Corp.                             103,100       7,254,116
-------------------------------------------------------------------------
Fifth Third Bancorp                               103,700       6,911,605
-------------------------------------------------------------------------
Washington Mutual, Inc.                           207,400       7,696,614
=========================================================================
                                                               21,862,335
=========================================================================

BIOTECHNOLOGY-2.14%

Amgen Inc.(a)                                     244,000      10,218,720
-------------------------------------------------------------------------
Cephalon, Inc.(a)                                  99,900       4,515,480
-------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                     164,500       5,831,525
=========================================================================
                                                               20,565,725
=========================================================================

BROADCASTING & CABLE TV-1.08%

Clear Channel Communications, Inc.(a)             104,900       3,358,898
-------------------------------------------------------------------------
Hispanic Broadcasting Corp.(a)                     78,500       2,048,850
-------------------------------------------------------------------------
Univision Communications Inc.-Class A(a)          157,200       4,936,080
=========================================================================
                                                               10,343,828
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE


BUILDING PRODUCTS-0.59%

Masco Corp.                                       210,300    $  5,701,233
=========================================================================

CASINOS & GAMBLING-0.36%

MGM Mirage(a)                                     102,700       3,466,125
=========================================================================

COMPUTER & ELECTRONICS RETAIL-0.97%

CDW Computer Centers, Inc.(a)                     200,100       9,366,681
=========================================================================

COMPUTER HARDWARE-1.13%

Dell Computer Corp.(a)                            414,900      10,845,486
=========================================================================

CONSTRUCTION, FARM MACHINERY & HEAVY
  TRUCKS-0.64%

Deere & Co.                                       127,700       6,116,830
=========================================================================

CONSUMER FINANCE-1.34%

Capital One Financial Corp.                       142,900       8,724,045
-------------------------------------------------------------------------
MBNA Corp.                                        126,700       4,189,969
=========================================================================
                                                               12,914,014
=========================================================================

DATA PROCESSING SERVICES-3.52%

Concord EFS, Inc.(a)                              148,100       4,463,734
-------------------------------------------------------------------------
Fiserv, Inc.(a)                                   622,312      22,845,073
-------------------------------------------------------------------------
Paychex, Inc.                                     206,818       6,471,335
=========================================================================
                                                               33,780,142
=========================================================================

DEPARTMENT STORES-1.26%

Kohl's Corp.(a)                                   172,200      12,067,776
=========================================================================

DIVERSIFIED CHEMICALS-0.38%

Eastman Chemical Co.                               78,100       3,662,890
=========================================================================

DIVERSIFIED FINANCIAL SERVICES-6.58%

Citigroup Inc.                                    183,300       7,102,875
-------------------------------------------------------------------------
Fannie Mae                                         76,600       5,649,250
-------------------------------------------------------------------------
Freddie Mac                                        81,900       5,012,280
-------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                   129,700       9,513,495
-------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         274,700      11,125,350
-------------------------------------------------------------------------
Moody's Corp.                                     155,400       7,731,150
-------------------------------------------------------------------------
Morgan Stanley                                    273,300      11,773,764
-------------------------------------------------------------------------
SLM Corp.                                          27,300       2,645,370
-------------------------------------------------------------------------
State Street Corp.                                 60,100       2,686,470
=========================================================================
                                                               63,240,004
=========================================================================

DRUG RETAIL-0.83%

Walgreen Co.                                      207,400       8,011,862
=========================================================================

                       AIM V.I. CAPITAL APPRECIATION FUND


                                                                MARKET
                                                 SHARES         VALUE

ELECTRICAL COMPONENTS & EQUIPMENT-0.87%

Emerson Electric Co.                               76,600    $  4,098,866
-------------------------------------------------------------------------
Molex Inc.                                        127,600       4,278,428
=========================================================================
                                                                8,377,294
=========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.21%

Celestica Inc. (Canada)(a)                        311,200       7,067,352
-------------------------------------------------------------------------
Vishay Intertechnology, Inc.(a)                   207,400       4,562,800
=========================================================================
                                                               11,630,152
=========================================================================

EMPLOYMENT SERVICES-0.38%

Robert Half International Inc.(a)                 155,600       3,625,480
=========================================================================

FOOD DISTRIBUTORS-0.37%

Sysco Corp.                                       129,700       3,530,434
=========================================================================

GENERAL MERCHANDISE STORES-1.85%

Family Dollar Stores, Inc.                        181,500       6,397,875
-------------------------------------------------------------------------
Wal-Mart Stores, Inc.                             207,400      11,409,074
=========================================================================
                                                               17,806,949
=========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-1.16%

Cardinal Health, Inc.                             181,500      11,145,915
=========================================================================

HEALTH CARE EQUIPMENT-2.33%

Biomet, Inc.(a)                                   414,925      11,252,766
-------------------------------------------------------------------------
Medtronic, Inc.                                   259,300      11,111,005
=========================================================================
                                                               22,363,771
=========================================================================

HEALTH CARE FACILITIES-2.13%

HCA Inc.                                          138,300       6,569,250
-------------------------------------------------------------------------
Health Management Associates, Inc.- Class
  A(a)                                            323,200       6,512,480
-------------------------------------------------------------------------
Tenet Healthcare Corp.(a)                         103,700       7,419,735
=========================================================================
                                                               20,501,465
=========================================================================

HOME IMPROVEMENT RETAIL-1.67%

Home Depot, Inc. (The)                            181,500       6,666,495
-------------------------------------------------------------------------
Lowe's Cos., Inc.                                 207,400       9,415,960
=========================================================================
                                                               16,082,455
=========================================================================

HOMEBUILDING-1.80%

Centex Corp.                                       60,800       3,513,632
-------------------------------------------------------------------------
D.R. Horton, Inc.                                 122,600       3,191,278
-------------------------------------------------------------------------
Lennar Corp.                                       60,500       3,702,600
-------------------------------------------------------------------------
NVR, Inc.(a)                                       10,200       3,294,600
-------------------------------------------------------------------------
Pulte Homes, Inc.                                  62,000       3,563,760
=========================================================================
                                                               17,265,870
=========================================================================

HOTELS, RESORTS & CRUISE LINES-0.45%

Hilton Hotels Corp.                               311,200       4,325,680
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE


HOUSEHOLD APPLIANCES-0.45%

Maytag Corp.                                      101,500    $  4,328,975
=========================================================================

HOUSEHOLD PRODUCTS-0.95%

Procter & Gamble Co. (The)                        102,200       9,126,460
=========================================================================

HOUSEWARES & SPECIALTIES-0.53%

Newell Rubbermaid Inc.                            145,800       5,111,748
=========================================================================

INDUSTRIAL MACHINERY-1.10%

Danaher Corp.                                      51,100       3,390,485
-------------------------------------------------------------------------
Ingersoll-Rand Co.-Class A (Bermuda)               76,600       3,497,556
-------------------------------------------------------------------------
Parker-Hannifin Corp.                              76,600       3,660,714
=========================================================================
                                                               10,548,755
=========================================================================

INTEGRATED OIL & GAS-0.40%

Exxon Mobil Corp.                                  94,000       3,846,480
=========================================================================

INTERNET RETAIL-0.66%

eBay Inc.(a)                                      102,200       6,297,564
=========================================================================

IT CONSULTING & SERVICES-2.20%

Accenture Ltd.-Class A (Bermuda)(a)               155,600       2,956,400
-------------------------------------------------------------------------
Affiliated Computer Services, Inc.-Class A(a)      20,800         987,584
-------------------------------------------------------------------------
Computer Sciences Corp.(a)                        129,700       6,199,660
-------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                      414,900      10,986,552
=========================================================================
                                                               21,130,196
=========================================================================

LIFE & HEALTH INSURANCE-0.66%

AFLAC Inc.                                        197,100       6,307,200
=========================================================================

MANAGED HEALTH CARE-3.42%

Caremark Rx, Inc.(a)                              518,600       8,556,900
-------------------------------------------------------------------------
UnitedHealth Group Inc.                           103,700       9,493,735
-------------------------------------------------------------------------
WellPoint Health Networks Inc.(a)                 191,000      14,861,710
=========================================================================
                                                               32,912,345
=========================================================================

MOTORCYCLE MANUFACTURERS-0.97%

Harley-Davidson, Inc.                             181,500       9,305,505
=========================================================================

MULTI-LINE INSURANCE-1.79%

American International Group, Inc.                252,800      17,248,544
=========================================================================

NETWORKING EQUIPMENT-1.21%

Cisco Systems, Inc.(a)                            834,800      11,645,460
=========================================================================

OIL & GAS DRILLING-0.79%

Nabors Industries, Ltd. (Bermuda)(a)              102,900       3,616,935
-------------------------------------------------------------------------
Transocean Inc.                                   126,800       3,949,820
=========================================================================
                                                                7,566,755
=========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.34%

Weatherford International Ltd. (Bermuda)(a)        76,100       3,287,520
=========================================================================

PERSONAL PRODUCTS-0.74%

Estee Lauder Cos. Inc. (The)-Class A              103,000       3,625,600
-------------------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND


                                                                MARKET
                                                 SHARES         VALUE
PERSONAL PRODUCTS-(CONTINUED)

Gillette Co. (The)                                103,700    $  3,512,319
=========================================================================
                                                                7,137,919
=========================================================================

PHARMACEUTICALS-6.05%

Biovail Corp. (Canada)(a)                          98,900       2,864,144
-------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                      155,600      11,016,480
-------------------------------------------------------------------------
Johnson & Johnson                                  73,000       3,814,980
-------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(a)           207,400       8,868,424
-------------------------------------------------------------------------
Pfizer Inc.                                       518,600      18,151,000
-------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                        139,500       9,315,810
-------------------------------------------------------------------------
Wyeth                                              79,600       4,075,520
=========================================================================
                                                               58,106,358
=========================================================================

PROPERTY & CASUALTY INSURANCE-1.54%

ACE Ltd. (Bermuda)                                260,300       8,225,480
-------------------------------------------------------------------------
XL Capital Ltd.-Class A (Bermuda)                  77,800       6,589,660
=========================================================================
                                                               14,815,140
=========================================================================

RESTAURANTS-3.54%

Brinker International, Inc.(a)                    279,500       8,874,125
-------------------------------------------------------------------------
Darden Restaurants, Inc.                          232,300       5,737,810
-------------------------------------------------------------------------
McDonald's Corp.                                  129,700       3,689,965
-------------------------------------------------------------------------
Outback Steakhouse, Inc.(a)                       177,100       6,216,210
-------------------------------------------------------------------------
Wendy's International, Inc.                       107,700       4,289,691
-------------------------------------------------------------------------
Yum! Brands, Inc.(a)                              177,600       5,194,800
=========================================================================
                                                               34,002,601
=========================================================================

SEMICONDUCTOR EQUIPMENT-4.39%

Applied Materials, Inc.(a)                        698,800      13,291,176
-------------------------------------------------------------------------
KLA-Tencor Corp.(a)                               180,400       7,935,796
-------------------------------------------------------------------------
Lam Research Corp.(a)                             259,300       4,662,214
-------------------------------------------------------------------------
Novellus Systems, Inc.(a)                         274,700       9,339,800
-------------------------------------------------------------------------
Teradyne, Inc.(a)                                 297,900       7,000,650
=========================================================================
                                                               42,229,636
=========================================================================

SEMICONDUCTORS-7.30%

Altera Corp.(a)                                   414,900       5,642,640
-------------------------------------------------------------------------
Analog Devices, Inc.(a)                           483,100      14,348,070
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE

SEMICONDUCTORS-(CONTINUED)

Integrated Device Technology, Inc.(a)             279,500    $  5,070,130
-------------------------------------------------------------------------
Intel Corp.                                       363,000       6,632,010
-------------------------------------------------------------------------
Linear Technology Corp.                           258,400       8,121,512
-------------------------------------------------------------------------
Maxim Integrated Products, Inc.(a)                149,100       5,715,003
-------------------------------------------------------------------------
Microchip Technology Inc.(a)                      548,225      15,037,812
-------------------------------------------------------------------------
Micron Technology, Inc.(a)                        259,300       5,243,046
-------------------------------------------------------------------------
Texas Instruments Inc.                            181,000       4,289,700
=========================================================================
                                                               70,099,923
=========================================================================

SOFT DRINKS-0.90%

Coca-Cola Co. (The)                               154,100       8,629,600
=========================================================================

SPECIALTY STORES-4.54%

AutoZone, Inc.(a)                                 102,200       7,900,060
-------------------------------------------------------------------------
Bed Bath & Beyond Inc.(a)                         311,200      11,744,688
-------------------------------------------------------------------------
Borders Group, Inc.(a)                            209,000       3,845,600
-------------------------------------------------------------------------
Circuit City Stores, Inc.-CarMax Group(a)         155,000       3,355,750
-------------------------------------------------------------------------
Office Depot, Inc.(a)                             414,900       6,970,320
-------------------------------------------------------------------------
Staples, Inc.(a)                                  496,500       9,781,050
=========================================================================
                                                               43,597,468
=========================================================================

SYSTEMS SOFTWARE-2.95%

Microsoft Corp.(a)                                519,000      28,389,300
=========================================================================

TOBACCO-0.42%

Philip Morris Cos. Inc.                            92,300       4,031,664
=========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $907,042,269)                           932,078,158
=========================================================================

MONEY MARKET FUNDS-2.29%

STIC Liquid Assets Portfolio(b)                10,996,513      10,996,513
-------------------------------------------------------------------------
STIC Prime Portfolio(b)                        10,996,513      10,996,513
=========================================================================
    Total Money Market Funds (Cost
      $21,993,026)                                             21,993,026
=========================================================================
TOTAL INVESTMENTS-99.29% (Cost $929,035,295)                  954,071,184
=========================================================================
OTHER ASSETS LESS LIABILITIES-0.71%                             6,804,981
=========================================================================
NET ASSETS-100.00%                                           $960,876,165
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.


See Notes to Financial Statements.


                       AIM V.I. CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $929,035,295)                                $954,071,184
-----------------------------------------------------------
Receivables for:
  Investments sold                               10,629,441
-----------------------------------------------------------
  Fund shares sold                                  309,245
-----------------------------------------------------------
  Dividends and interest                            419,433
-----------------------------------------------------------
Investment for deferred compensation plan            54,892
-----------------------------------------------------------
Other assets                                         23,168
===========================================================
    Total assets                                965,507,363
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           2,510,196
-----------------------------------------------------------
  Fund shares reacquired                          1,437,235
-----------------------------------------------------------
  Deferred compensation plan                         54,892
-----------------------------------------------------------
Accrued administrative services fees                523,292
-----------------------------------------------------------
Accrued distribution fees -- Series II               10,496
-----------------------------------------------------------
Accrued transfer agent fees                           3,774
-----------------------------------------------------------
Accrued operating expenses                           91,313
===========================================================
    Total liabilities                             4,631,198
===========================================================
Net assets applicable to shares outstanding    $960,876,165
___________________________________________________________
===========================================================

NET ASSETS:

Series I                                       $949,409,704
___________________________________________________________
===========================================================
Series II                                      $ 11,466,461
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                         50,945,509
___________________________________________________________
===========================================================
Series II                                           616,594
___________________________________________________________
===========================================================
Series I:
  Net asset value per share                    $      18.64
___________________________________________________________
===========================================================
Series II:
  Net asset value per share                    $      18.60
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax
  of $12,203)                                 $   2,560,744
-----------------------------------------------------------
Dividends from affiliated money market
  funds                                             356,171
-----------------------------------------------------------
Interest                                                114
===========================================================
    Total investment income                       2,917,029
===========================================================

EXPENSES:

Advisory fees                                     3,349,036
-----------------------------------------------------------
Administrative services fees                      1,155,781
-----------------------------------------------------------
Custodian fees                                       52,958
-----------------------------------------------------------
Distribution fees -- Series II                        9,178
-----------------------------------------------------------
Transfer agent fees                                  29,840
-----------------------------------------------------------
Trustees' fees                                        7,372
-----------------------------------------------------------
Other                                                43,451
===========================================================
    Total expenses                                4,647,616
===========================================================
Less: Fees waived                                    (3,842)
===========================================================
    Net expenses                                  4,643,774
===========================================================
Net investment income (loss)                     (1,726,745)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                   (103,221,537)
===========================================================
Change in net unrealized appreciation
  (depreciation) of investment securities       (58,590,754)
===========================================================
Net gain (loss) from investment securities     (161,812,291)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                   $(163,539,036)
___________________________________________________________
===========================================================

See Notes to Financial Statements.


                       AIM V.I. CAPITAL APPRECIATION FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND THE YEAR ENDED DECEMBER 31, 2001 (UNAUDITED)

                                                                 JUNE 30,        DECEMBER 31,
                                                                   2002              2001
                                                              --------------    --------------
OPERATIONS:

  Net investment income (loss)                                $   (1,726,745)   $   (2,701,518)
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                          (103,221,537)     (228,295,601)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                 (58,590,754)     (130,556,561)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (163,539,036)     (361,553,680)
==============================================================================================
Distributions to shareholders from net realized gains:
  Series I                                                                --       (93,353,689)
----------------------------------------------------------------------------------------------
  Series II                                                               --          (235,797)
----------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                       (48,673,651)       81,141,922
----------------------------------------------------------------------------------------------
  Series II                                                        9,325,029         3,556,366
==============================================================================================
    Net increase (decrease) in net assets                       (202,887,658)     (370,444,878)
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,163,763,823     1,534,208,701
==============================================================================================
  End of period                                               $  960,876,165    $1,163,763,823
______________________________________________________________________________________________
==============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $1,305,549,391    $1,344,898,013
----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (1,800,378)          (73,633)
----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                           (367,908,738)     (264,687,201)
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                            25,035,890        83,626,644
==============================================================================================
                                                              $  960,876,165    $1,163,763,823
______________________________________________________________________________________________
==============================================================================================

See Notes to Financial Statements.


                       AIM V.I. CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Capital Appreciation Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating life insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       The Fund has a capital loss carryforward of $254,717,808 as of December 31, 2001 which may be carried forward to offset future gains, if any, which expires, if not previously utilized, in the year 2009.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. All other expenses are allocated among the classes based on relative net assets.

                       AIM V.I. CAPITAL APPRECIATION FUND

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the six months ended June 30, 2002, AIM waived fees of $3,842.

  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2002, the Fund paid AIM $1,155,781 of which AIM retained $84,538 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2002, AFS was paid $25,558 for such services.

  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%. For the six months ended June 30, 2002, the Series II shares paid AIM Distributors $9,178 as compensation under the Plan.

  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.

  During the six months ended June 30, 2002, the Fund paid legal fees of $2,148 services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                      2001           2000
                                   -----------    -----------
Distributions paid from:
  Ordinary income                  $        --    $10,248,473
-------------------------------------------------------------
  Long-term capital gain            93,589,486     31,496,424
=============================================================
                                   $93,589,486    $41,744,897
_____________________________________________________________
=============================================================


  As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforward                      (254,717,808)
-----------------------------------------------------------
Unrealized appreciation                          73,583,618
===========================================================
                                              $(181,134,190)
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the deferral of capital losses incurred after October 31, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and futures contracts and other deferrals.

NOTE 6--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2002 was $434,792,587 and $482,409,640, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                       $ 137,448,020
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (113,855,062)
===========================================================
Net unrealized appreciation of investment
  securities                                  $  23,592,958
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $930,478,226.

                       AIM V.I. CAPITAL APPRECIATION FUND

NOTE 7--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2002 and the year ended December 31, 2001 were as follows:

                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                     JUNE 30, 2002                DECEMBER 31, 2001
                                                              ---------------------------    ----------------------------
                                                                SHARES         AMOUNT          SHARES          AMOUNT
                                                              ----------    -------------    -----------    -------------
Sold:
  Series I                                                     5,036,147    $ 105,555,236     11,408,354    $ 289,501,205
-------------------------------------------------------------------------------------------------------------------------
  Series II*                                                     464,819        9,542,668        154,482        3,376,463
=========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                            --               --      4,384,861       93,353,689
-------------------------------------------------------------------------------------------------------------------------
  Series II*                                                          --               --         11,086          235,797
=========================================================================================================================
Reacquired:
  Series I                                                    (7,514,381)    (154,228,887)   (12,117,352)    (301,712,972)
-------------------------------------------------------------------------------------------------------------------------
  Series II*                                                     (10,799)        (217,639)        (2,994)         (55,894)
=========================================================================================================================
                                                              (2,024,214)   $ (39,348,622)     3,838,437    $  84,698,288
_________________________________________________________________________________________________________________________
=========================================================================================================================

* Series II shares commenced sales on August 21, 2001.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                    SERIES I
                                                  ----------------------------------------------------------------------------
                                                  SIX MONTHS                              YEAR ENDED
                                                    ENDED                                DECEMBER 31,
                                                  JUNE 30,      --------------------------------------------------------------
                                                    2002           2001          2000          1999         1998        1997
                                                  ----------    ----------    ----------    ----------    --------    --------
Net asset value, beginning of period               $  21.72     $    30.84    $    35.58    $    25.20    $  21.75    $  19.43
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        (0.03)(a)      (0.05)(a)     (0.05)        (0.02)       0.02        0.03
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                          (3.05)         (7.17)        (3.79)        11.17        4.12        2.58
==============================================================================================================================
    Total from investment operations                  (3.08)         (7.22)        (3.84)        11.15        4.14        2.61
==============================================================================================================================
Less distributions:
  Dividends from net investment income                   --             --            --         (0.02)      (0.04)      (0.02)
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  --          (1.90)        (0.90)        (0.75)      (0.65)      (0.27)
==============================================================================================================================
    Total distributions                                  --          (1.90)        (0.90)        (0.77)      (0.69)      (0.29)
==============================================================================================================================
Net asset value, end of period                     $  18.64     $    21.72    $    30.84    $    35.58    $  25.20    $  21.75
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                      (14.18)%       (23.28)%      (10.91)%       44.61%      19.30%      13.51%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $949,410     $1,160,236    $1,534,209    $1,131,217    $647,248    $522,642
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets                0.85%(c)       0.85%         0.82%         0.73%       0.67%       0.68%
==============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                  (0.31)%(c)     (0.22)%       (0.17)%       (0.06)%      0.11%       0.18%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                  41%            65%           98%           65%         83%         65%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total Returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $1,095,443,770.

                       AIM V.I. CAPITAL APPRECIATION FUND


                                                                              SERIES II
                                                                -------------------------------------
                                                                                 AUGUST 21, 2001
                                                                SIX MONTHS         (DATE SALES
                                                                  ENDED           COMMENCED) TO
                                                                 JUNE 30,          DECEMBER 31,
                                                                   2002                2001
                                                                ----------    -----------------------
Net asset value, beginning of period                             $ 21.70              $23.19
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.06)(a)           (0.04)(a)
-----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (3.04)               0.45
=====================================================================================================
    Total from investment operations                               (3.10)               0.41
=====================================================================================================
Less distributions from net realized gains                            --               (1.90)
=====================================================================================================
Net asset value, end of period                                   $ 18.60              $21.70
_____________________________________________________________________________________________________
=====================================================================================================
Total return(b)                                                   (14.29)%              1.94%
_____________________________________________________________________________________________________
=====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $11,466              $3,527
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of expenses to average net assets                             1.10%(c)            1.09%(d)
=====================================================================================================
Ratio of net investment income (loss) to average net assets        (0.56)%(c)          (0.46)%(d)
_____________________________________________________________________________________________________
=====================================================================================================
Portfolio turnover rate                                               41%                 65%
_____________________________________________________________________________________________________
=====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $7,403,118.
(d)  Annualized.

                       AIM V.I. CAPITAL APPRECIATION FUND

AS OF JUNE 30, 2002

BOARD OF TRUSTEES                   OFFICERS                                     OFFICE OF THE FUND

Robert H. Graham                    Robert H. Graham                             11 Greenway Plaza
                                    Chairman and President                       Suite 100
Frank S. Bayley                                                                  Houston, TX 77046
                                    Carol F. Relihan
Bruce L. Crockett                   Senior Vice President and Secretary          INVESTMENT ADVISOR

Albert R. Dowden                    Gary T. Crum                                 A I M Advisors, Inc.
                                    Senior Vice President                        11 Greenway Plaza
Edward K. Dunn, Jr.                                                              Suite 100
                                    Dana R. Sutton                               Houston, TX 77046
Jack M. Fields                      Vice President and Treasurer
                                                                                 TRANSFER AGENT
Carl Frischling                     Robert G. Alley
                                    Vice President                               A I M Fund Services, Inc.
Prema Mathai-Davis                                                               P.O. Box 4739
                                    Stuart W. Coco                               Houston, TX 77210-4739
Lewis F. Pennock                    Vice President
                                                                                 CUSTODIAN
Ruth H. Quigley                     Melville B. Cox
                                    Vice President                               State Street Bank and Trust Company
Louis S. Sklar                                                                   225 Franklin Street
                                    Karen Dunn Kelley                            Boston, MA 02110
                                    Vice President
                                                                                 COUNSEL TO THE FUNDS
                                    Edgar M. Larsen
                                    Vice President                               Foley & Lardner
                                                                                 3000 K N.W., Suite 500
                                                                                 Washington, D.C. 20007

                                                                                 COUNSEL TO THE TRUSTEES

                                                                                 Kramer, Levin, Naftalis & Frankel LLP
                                                                                 919 Third Avenue
                                                                                 New York, NY 10022

                                                                                 DISTRIBUTOR

                                                                                 A I M Distributors, Inc.
                                                                                 11 Greenway Plaza
                                                                                 Suite 100
                                                                                 Houston, TX 77046


                       AIM V.I. CAPITAL APPRECIATION FUND

                        AIM V.I. CAPITAL DEVELOPMENT FUND

IN FLAGGING MARKET, FUND OUTPERFORMS INDEXES

HOW DID THE MARKET TREAT GROWTH STOCKS, AND HOW DID THE FUND PERFORM?

The AIM V.I. Capital Development Fund invests in small- and mid-cap growth stocks. Only small- and mid-cap value stocks showed a positive return for the six-month reporting period that ended June 30, 2002. For the period ended June 30, the fund's benchmark index, the Russell 2500 Index, returned -5.22%. For the same period, AIM V.I. Capital Development Fund Series I shares returned -4.86%, and Series II shares returned -5.03%.

WHAT WERE THE MAJOR TRENDS IN THE FINANCIAL MARKETS?

The ongoing spotlight on the questionable accounting practices of a number of high-profile companies continued to challenge investor confidence in the first half of 2002. Lackluster corporate earnings, doubts about the reliability of analysts' advice, tensions in the Middle East and the ongoing threat of terrorism also affected investor confidence. As a result, most major market indexes posted negative returns for the reporting period. The S&P 500 returned -13.15%, and the Lipper Mid-Cap Core Index returned -7.31%.

GIVEN THESE DIFFICULT MARKET TRENDS, HOW DID YOU MANAGE THE FUND?

We continued to apply our investment strategy, outlined in the fund's prospectus, purchasing small- and mid-cap stocks based upon AIM's growth-at-a-reasonable-price (GARP) discipline. We target undervalued companies in addition to those companies with catalysts for growth and stock price appreciation. We rely on the analysis of individual companies as well as market sectors and economic trends to find attractive holdings. Growing companies with reasonable valuations are kept in the portfolio. Companies are sold when they become overvalued or when they have realized the benefits of their catalyst for growth.

    During this reporting period the fund has been helped by our decision to avoid certain sectors and industries. The fund's portfolio hasn't had many biotech stocks, and it has had no telecommunications stocks since early in the year. The fund's portfolio contains a smaller percentage of technology stocks than its comparison index (the Russell 2500 Index). In the health care sector, we concentrated on health care services companies, hospitals, and health maintenance organizations. In the industrial sector, we focused on such service providers as data processing and transaction support. These decisions helped the fund's performance--enabling it to outperform the Russell 2500 Index and several other indexes.

    As of June 30, the fund had 120 holdings, with small- and mid-cap stocks making up almost the entire fund portfolio. Historically, small- and mid-sized companies react quickly to a small amount of economic stimulus and do well coming out of economic downturns.

WHAT ARE SOME STOCKS THAT PERFORMED WELL FOR THE FUND?

Lincare Holdings provides oxygen and respiratory services and equipment to home-based patients in 46 states. Since 1993, it has grown in both revenue and earnings per share.

    Triad Hospitals operates 47 hospitals and 14 outpatient facilities in 16 southern and southwestern states. Most of the hospitals are in smaller cities where they have little competition. The company's share price has risen steadily from March through June 30, 2002.

    Ross Stores is a discount clothing chain with more than 450 outlets. The company reported that comparable store sales for the month of June 2002 increased 12% over the prior year period, and its share price has risen steadily since October 2001.

    Dollar Tree Stores has a market capitalization of more than $4 billion and operates more than 2,000 stores in 37 states. In June it became a component of the Nasdaq 100 Index.

PORTFOLIO COMPOSITION

As of June 30, 2002, based on total net assets

========================================================================================================
TOP 10 EQUITY HOLDINGS                                  TOP 10 INDUSTRIES
--------------------------------------------------------------------------------------------------------
 1. Alliance Data Systems Corp.             1.4%         1. Data Processing Services                5.5%

 2. Laboratory Corp. of America Holdings    1.2          2. Pharmaceuticals                         4.8

 3. Huntington Bancshares Inc.              1.2          3. Real Estate Investment Trusts           4.6

 4. Bowater Inc.                            1.2          4. Banks                                   4.0

 5. Anthem, Inc.                            1.2          5. Specialty Stores                        3.9

 6. Black & Decker Corp. (The)              1.2          6. Air Freight & Logistics                 2.7

 7. BISYS Group, Inc. (The)                 1.1          7. Health Care Distributors & Services     2.6

 8. Pride International, Inc.               1.1          8. Electronic Equipment & Instruments      2.6

 9. Plum Creek Timber Co., Inc.             1.1          9. Industrial Machinery                    2.6

10. DST Systems, Inc.                       1.1         10. Semiconductors                          2.5


TOTAL NET ASSETS: $102.0 MILLION    TOTAL HOLDINGS: 120

The fund's portfolio is subject to change, and there is no assurance the fund will continue to hold any particular security.
========================================================================================================

                        AIM V.I. CAPITAL DEVELOPMENT FUND

ARE THERE SOME STOCKS THAT DID NOT PERFORM AS WELL AS YOU HAD HOPED, BUT THEY STILL HAVE LONGER-TERM POTENTIAL?

Snap-on is a leading manufacturer and distributor of high-quality hand tools, as well as auto diagnostic equipment and "under-car" shop implements such as hydraulic lifts and tire changers. Over the short term, company revenues have been affected by lower equipment sales and unfavorable currency translations.

    Polycom produces the ViewStation videoconferencing device and its software. The company also produces an audio-conferencing speakerphone system and a line of voice and data access devices for DSL networks. Polycom sells its products directly and through resellers including Lucent and Office Depot. The slump in corporate spending on technology adversely affected its stock price during the reporting period.

WHAT WERE CONDITIONS LIKE AT THE CLOSE OF THE REPORTING PERIOD?

Markets were volatile as investors kept a close eye on developments at home and abroad. While the recession had apparently ended, economic recovery was tentative. Although the nation's GDP grew at an annualized rate of 5.0% in the first quarter of 2002, much of this expansion was due to businesses increasing production to replenish depleted inventories--a trend that was unlikely to continue. Moreover, business software acquisition declined in the first quarter, an indication that the economy was still struggling. The nation's unemployment rate fluctuated modestly during the reporting period and stood at 5.9% in June, as companies were reluctant to expand their payrolls.

    Corporate profit margins, while disappointing in some cases, were improving, and interest rates and inflation were low. Consumer spending, which accounts for about two-thirds of economic activity, remained healthy.

    There continued to be a considerable amount of cash in lower-returning money market accounts that could potentially be deployed back into equities. Investors, however, remained cautious as concerns persisted about the economy, the threat of terrorism, and corporate accounting practices.

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 6/30/02

================================================================================

SERIES I SHARES
Inception (5/01/98)           3.21%
  1 Year                    -11.53

SERIES II SHARES
Inception (8/21/01)          -4.55%*

* BECAUSE SERIES II SHARES HAVE BEEN AVAILABLE FOR LESS THAN A YEAR, TOTAL RETURN SHOWN IS CUMULATIVE TOTAL RETURN THAT HAS NOT BEEN ANNUALIZED.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

PORTFOLIO COMPOSITION BY INVESTMENT

As of 6/30/02, based on total net assets

================================================================================

COMMON STOCK DOMESTIC               89.7%

COMMON STOCK INTERNATIONAL           7.5%

CASH & OTHER                         2.8%

================================================================================

PORTFOLIO MANAGEMENT TEAM

PAUL RASPLICKA (LEAD MANAGER)
MICHAEL CHAPMAN
JAMES GASSMAN

--------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND SEEKS LONG-TERM GROWTH OF CAPITAL THROUGH INVESTMENTS IN THE STOCKS OF SMALL AND MEDIUM-SIZED COMPANIES.

   THE PERFORMANCE FIGURES SHOWN HERE, WHICH REPRESENT AIM V.I. CAPITAL DEVELOPMENT FUND SERIES I AND SERIES II SHARES, ARE NOT INTENDED TO REFLECT ACTUAL ANNUITY VALUES. THEY DO NOT REFLECT CHARGES AT THE SEPARATE-ACCOUNT LEVEL, AND THESE CHARGES WOULD LOWER THE TOTAL RETURN. THE FUND'S PERFORMANCE FIGURES ARE HISTORICAL, AND THEY REFLECT FUND EXPENSES, THE REINVESTMENT OF DISTRIBUTIONS AND CHANGES IN NET ASSET VALUE. THE FUND'S INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEM-ED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

   INVESTING IN SMALL AND MID-SIZE COMPANIES MAY INVOLVE GREATER RISK AND POTENTIAL REWARD THAN INVESTING IN MORE ESTABLISHED COMPANIES. ALSO, SMALL COMPANIES MAY HAVE BUSINESS RISK, SIGNIFICANT STOCK-PRICE FLUCTUATIONS AND ILLIQUIDITY.

   THE UNMANAGED RUSSELL 2500 INDEX MEASURES THE PERFORMANCE OF THE 2,500 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX, WHICH MEASURES THE PERFORMANCE OF THE 3,000 LARGEST US. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION.

   THE UNMANAGED LIPPER MID-CAP CORE FUND INDEX REPRESENTS AN AVERAGE OF THE PERFORMANCE OF THE 30 LARGEST MID-CAPITALIZATION CORE FUNDS TRACKED BY LIPPER, INC., AN INDEPENDENT MUTUAL FUND PERFORMANCE MONITOR.

   THE UNMANAGED STANDARD & POOR'S COMPOSITE INDEX OF 500 STOCKS (THE S&P 500) IS AN INDEX OF COMMON STOCKS FREQUENTLY USED AS A GENERAL MEASURE OF U.S. STOCK-MARKET PERFORMANCE.

   AN INVESTMENT CANNOT BE MADE IN AN INDEX. UNLESS OTHERWISE INDICATED, INDEX RESULTS INCLUDE REINVESTED DIVIDENDS, AND THEY DO NOT REFLECT SALES CHARGES OR FUND EXPENSES.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


                                                              MARKET
                                                SHARES        VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-97.16%

ADVERTISING-0.90%

Lamar Advertising Co.(a)                          24,750   $    920,948
=======================================================================

AEROSPACE & DEFENSE-0.99%

Goodrich Corp.                                    37,100      1,013,572
=======================================================================

AGRICULTURAL PRODUCTS-0.93%

Bunge Ltd.                                        44,700        943,170
=======================================================================

AIR FREIGHT & LOGISTICS-2.74%

C.H. Robinson Worldwide, Inc.                     34,100      1,143,373
-----------------------------------------------------------------------
Hunt (J.B.) Transport Services, Inc.(a)           21,900        646,488
-----------------------------------------------------------------------
Ryder System, Inc.                                36,900        999,621
=======================================================================
                                                              2,789,482
=======================================================================

APPAREL RETAIL-1.55%

Abercrombie & Fitch Co.-Class A(a)                21,000        506,520
-----------------------------------------------------------------------
Ross Stores, Inc.                                 26,400      1,075,800
=======================================================================
                                                              1,582,320
=======================================================================

APPLICATION SOFTWARE-2.08%

Advent Software, Inc.(a)                          41,600      1,069,120
-----------------------------------------------------------------------
Intuit Inc.(a)                                    11,100        551,892
-----------------------------------------------------------------------
Secure Computing Corp.(a)                         65,900        497,545
=======================================================================
                                                              2,118,557
=======================================================================

AUTO PARTS & EQUIPMENT-1.52%

Dana Corp.                                        26,200        485,486
-----------------------------------------------------------------------
Lear Corp.(a)                                     23,100      1,068,375
=======================================================================
                                                              1,553,861
=======================================================================

BANKS-3.98%

AmSouth Bancorp.                                  26,900        602,022
-----------------------------------------------------------------------
Compass Bancshares, Inc.                          33,100      1,112,160
-----------------------------------------------------------------------
Huntington Bancshares Inc.                        64,800      1,258,416
-----------------------------------------------------------------------
Sovereign Bancorp, Inc.                           72,400      1,082,380
=======================================================================
                                                              4,054,978
=======================================================================

BROADCASTING & CABLE TV-1.46%

Cox Radio, Inc.-Class A(a)                        28,200        679,620
-----------------------------------------------------------------------
Entercom Communications Corp.(a)                   8,200        376,380
-----------------------------------------------------------------------
Lin TV Corp.-Class A(a)                           16,000        432,640
=======================================================================
                                                              1,488,640
=======================================================================

BUILDING PRODUCTS-0.97%

American Standard Cos. Inc.(a)                    13,100        983,810
=======================================================================

                                                              MARKET
                                                SHARES        VALUE


CASINOS & GAMBLING-0.48%

Harrah's Entertainment, Inc.(a)                   11,100   $    492,285
=======================================================================

CATALOG RETAIL-0.50%

Insight Enterprises, Inc.(a)                      20,112        506,621
=======================================================================

COMPUTER & ELECTRONICS RETAIL-1.04%

CDW Computer Centers, Inc.(a)                     22,700      1,062,587
=======================================================================

COMPUTER HARDWARE-0.69%

Apple Computer, Inc.(a)                           39,800        705,256
=======================================================================

CONSTRUCTION & ENGINEERING-1.05%

Fluor Corp.                                       27,500      1,071,125
=======================================================================

CONSUMER ELECTRONICS-0.99%

Garmin Ltd. (Cayman Islands)(a)                   45,600      1,005,480
=======================================================================

CONSUMER FINANCE-2.16%

AmeriCredit Corp.(a)                              40,200      1,127,610
-----------------------------------------------------------------------
Countrywide Credit Industries, Inc.               11,400        550,050
-----------------------------------------------------------------------
Metris Cos. Inc.                                  22,200        184,482
-----------------------------------------------------------------------
Saxon Capital Acquisition Corp. (Acquired
  07/27/01; Cost $212,100)(a)(b)                  21,000        341,670
=======================================================================
                                                              2,203,812
=======================================================================

DATA PROCESSING SERVICES-5.48%

Alliance Data Systems Corp.(a)                    56,200      1,435,910
-----------------------------------------------------------------------
BISYS Group, Inc. (The)(a)                        34,900      1,162,170
-----------------------------------------------------------------------
Ceridian Corp.(a)                                 48,200        914,836
-----------------------------------------------------------------------
Certegy Inc.(a)                                   25,050        929,606
-----------------------------------------------------------------------
DST Systems, Inc.(a)                              25,100      1,147,321
=======================================================================
                                                              5,589,843
=======================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.05%

Iron Mountain Inc.(a)                             34,525      1,065,096
=======================================================================

DIVERSIFIED FINANCIAL SERVICES-0.98%

Affiliated Managers Group, Inc.(a)                16,300      1,002,450
=======================================================================

DRUG RETAIL-1.04%

CVS Corp.                                         34,800      1,064,880
=======================================================================

ELECTRIC UTILITIES-1.08%

Constellation Energy Group, Inc.                  37,600      1,103,184
=======================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.00%

Rockwell Automation, Inc.                         51,000      1,018,980
=======================================================================

                       AIM V.I. CAPITAL DEVELOPMENT FUND


                                                              MARKET
                                                SHARES        VALUE

ELECTRONIC EQUIPMENT & INSTRUMENTS-2.63%

Itron, Inc.(a)                                    11,900   $    312,137
-----------------------------------------------------------------------
Mettler-Toledo International Inc.
  (Switzerland)(a)                                13,300        490,371
-----------------------------------------------------------------------
Tektronix, Inc.(a)                                46,900        877,499
-----------------------------------------------------------------------
Varian Inc.(a)                                    30,500      1,004,975
=======================================================================
                                                              2,684,982
=======================================================================

ENVIRONMENTAL SERVICES-0.73%

Republic Services, Inc.(a)                        38,900        741,823
=======================================================================

FOOD DISTRIBUTORS-0.61%

Performance Food Group Co.(a)                     18,400        623,024
=======================================================================

FOOD RETAIL-0.99%

Winn-Dixie Stores, Inc.                           64,500      1,005,555
=======================================================================

GENERAL MERCHANDISE STORES-1.55%

BJ's Wholesale Club, Inc.(a)                      26,700      1,027,950
-----------------------------------------------------------------------
Dollar Tree Stores, Inc.(a)                       14,000        551,740
=======================================================================
                                                              1,579,690
=======================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-2.63%

Express Scripts, Inc.(a)                          14,300        716,573
-----------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)           27,700      1,264,505
-----------------------------------------------------------------------
Lincare Holdings Inc.(a)                          21,800        704,140
=======================================================================
                                                              2,685,218
=======================================================================

HEALTH CARE EQUIPMENT-1.08%

Bard (C.R.), Inc.                                 19,500      1,103,310
=======================================================================

HEALTH CARE FACILITIES-1.48%

LifePoint Hospitals, Inc.(a)                      13,400        486,554
-----------------------------------------------------------------------
Triad Hospitals, Inc.(a)                          24,100      1,021,358
=======================================================================
                                                              1,507,912
=======================================================================

HOUSEHOLD APPLIANCES-2.25%

Black & Decker Corp. (The)                        24,900      1,200,180
-----------------------------------------------------------------------
Snap-on Inc.                                      36,700      1,089,623
=======================================================================
                                                              2,289,803
=======================================================================

INDUSTRIAL MACHINERY-2.56%

Flowserve Corp.(a)                                32,600        971,480
-----------------------------------------------------------------------
Pall Corp.                                        28,000        581,000
-----------------------------------------------------------------------
SPX Corp.(a)                                       9,000      1,057,500
=======================================================================
                                                              2,609,980
=======================================================================

INSURANCE BROKERS-0.52%

Willis Group Holdings Ltd. (United
  Kingdom)(a)                                     16,100        529,851
=======================================================================

IT CONSULTING & SERVICES-2.44%

Affiliated Computer Services, Inc.-Class A(a)      8,300        394,084
-----------------------------------------------------------------------
SunGard Data Systems Inc.(a)                      38,700      1,024,776
-----------------------------------------------------------------------

                                                              MARKET
                                                SHARES        VALUE

IT CONSULTING & SERVICES-(CONTINUED)

Titan Corp. (The)(a)                              58,500   $  1,069,965
=======================================================================
                                                              2,488,825
=======================================================================

LEISURE PRODUCTS-2.07%

Brunswick Corp.                                   40,700      1,139,600
-----------------------------------------------------------------------
Hasbro, Inc.                                      71,800        973,608
=======================================================================
                                                              2,113,208
=======================================================================

LIFE & HEALTH INSURANCE-0.76%

Nationwide Financial Services, Inc.-Class A       19,700        778,150
=======================================================================

MANAGED HEALTH CARE-2.34%

Anthem, Inc.(a)                                   18,100      1,221,388
-----------------------------------------------------------------------
Caremark Rx, Inc.(a)                              34,000        561,000
-----------------------------------------------------------------------
Coventry Health Care, Inc.(a)                     21,300        605,346
=======================================================================
                                                              2,387,734
=======================================================================

MOVIES & ENTERTAINMENT-0.36%

Macrovision Corp.(a)                              28,300        371,013
=======================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.93%

Aquila, Inc.                                     118,000        944,000
=======================================================================

OFFICE ELECTRONICS-1.38%

IKON Office Solutions, Inc.                      101,500        954,100
-----------------------------------------------------------------------
Zebra Technologies Corp.-Class A(a)                9,300        448,446
=======================================================================
                                                              1,402,546
=======================================================================

OIL & GAS DRILLING-2.09%

GlobalSantaFe Corp.                               35,600        973,660
-----------------------------------------------------------------------
Pride International, Inc.(a)                      73,900      1,157,274
=======================================================================
                                                              2,130,934
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-1.52%

BJ Services Co.(a)                                30,900      1,046,892
-----------------------------------------------------------------------
Key Energy Services, Inc.(a)                      47,700        500,850
=======================================================================
                                                              1,547,742
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.35%

Devon Energy Corp.                                23,100      1,138,368
-----------------------------------------------------------------------
Kerr-McGee Corp.                                  10,700        572,985
-----------------------------------------------------------------------
Murphy Oil Corp.                                   8,300        684,750
=======================================================================
                                                              2,396,103
=======================================================================

PACKAGED FOODS & MEATS-1.02%

Tyson Foods, Inc.-Class A                         67,300      1,043,823
=======================================================================

PAPER PRODUCTS-1.21%

Bowater Inc.                                      22,600      1,228,762
=======================================================================

PHARMACEUTICALS-4.79%

Altana A.G. (Germany)                             20,200      1,099,744
-----------------------------------------------------------------------
Biovail Corp. (Canada)(a)                         28,900        836,944
-----------------------------------------------------------------------
ICN Pharmaceuticals, Inc.                         42,200      1,021,662
-----------------------------------------------------------------------

                       AIM V.I. CAPITAL DEVELOPMENT FUND


                                                              MARKET
                                                SHARES        VALUE
PHARMACEUTICALS-(CONTINUED)

King Pharmaceuticals, Inc.(a)                     38,600   $    858,850
-----------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR (United
  Kingdom)(a)                                     41,300      1,065,953
=======================================================================
                                                              4,883,153
=======================================================================

PROPERTY & CASUALTY INSURANCE-1.75%

ACE Ltd. (Bermuda)                                30,307        957,701
-----------------------------------------------------------------------
XL Capital Ltd.-Class A (Bermuda)                  9,800        830,060
=======================================================================
                                                              1,787,761
=======================================================================

PUBLISHING-2.01%

Belo Corp.-Class A                                45,400      1,026,494
-----------------------------------------------------------------------
New York Times Co. (The)-Class A                  19,800      1,019,700
=======================================================================
                                                              2,046,194
=======================================================================

REAL ESTATE INVESTMENT TRUSTS-4.60%

Annaly Mortgage Management Inc.                   46,800        907,920
-----------------------------------------------------------------------
Apartment Investment & Management Co.-
  Class A                                         15,900        782,280
-----------------------------------------------------------------------
CarrAmerica Realty Corp.                          36,200      1,116,770
-----------------------------------------------------------------------
FBR Asset Investment Corp.                        22,000        733,700
-----------------------------------------------------------------------
Plum Creek Timber Co., Inc.                       37,500      1,151,250
=======================================================================
                                                              4,691,920
=======================================================================

REINSURANCE-0.76%

Everest Re Group, Ltd. (Bermuda)                  13,800        772,110
=======================================================================

RESTAURANTS-1.97%

Brinker International, Inc.(a)                    18,800        596,900
-----------------------------------------------------------------------
CEC Entertainment Inc.(a)                          6,925        286,003
-----------------------------------------------------------------------
Outback Steakhouse, Inc.(a)                       32,000      1,123,200
=======================================================================
                                                              2,006,103
=======================================================================

SEMICONDUCTOR EQUIPMENT-1.57%

Cabot Microelectronics Corp.(a)                   13,000        561,080
-----------------------------------------------------------------------
Novellus Systems, Inc.(a)                         15,900        540,600
-----------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(a)                                         14,800        502,164
=======================================================================
                                                              1,603,844
=======================================================================

                                                              MARKET
                                                SHARES        VALUE


SEMICONDUCTORS-2.53%

Fairchild Semiconductor Corp.-Class A(a)          33,200   $    806,760
-----------------------------------------------------------------------
International Rectifier Corp.(a)                  19,100        556,765
-----------------------------------------------------------------------
Microchip Technology Inc.(a)                      36,800      1,009,424
-----------------------------------------------------------------------
Semtech Corp.(a)                                   7,700        205,590
=======================================================================
                                                              2,578,539
=======================================================================

SPECIALTY CHEMICALS-1.08%

International Flavors & Fragrances Inc.           34,000      1,104,660
=======================================================================

SPECIALTY STORES-3.93%

Advance Auto Parts, Inc.(a)                       19,500      1,062,945
-----------------------------------------------------------------------
Copart, Inc.(a)                                   69,000      1,119,870
-----------------------------------------------------------------------
Foot Locker, Inc.(a)                              28,400        410,380
-----------------------------------------------------------------------
Linens 'n Things, Inc.(a)                         16,700        547,927
-----------------------------------------------------------------------
United Rentals, Inc.(a)                           39,500        861,100
=======================================================================
                                                              4,002,222
=======================================================================

SYSTEMS SOFTWARE-0.82%

Adobe Systems Inc.                                29,300        835,050
=======================================================================

TELECOMMUNICATIONS EQUIPMENT-0.26%

Polycom, Inc.(a)                                  21,900        262,581
=======================================================================

TOBACCO-0.93%

Loews Corp.-Carolina Group                        35,200        952,160
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $91,854,007)                           99,061,222
=======================================================================

MONEY MARKET FUNDS-8.54%

STIC Liquid Assets Portfolio(c)                4,351,822      4,351,822
-----------------------------------------------------------------------
STIC Prime Portfolio(c)                        4,351,822      4,351,822
=======================================================================
    Total Money Market Funds (Cost
      $8,703,644)                                             8,703,644
=======================================================================
TOTAL INVESTMENTS-105.70% (Cost $100,557,651)               107,764,866
=======================================================================
OTHER ASSETS LESS LIABILITIES-(5.70%)                        (5,809,315)
=======================================================================
NET ASSETS-100.00%                                         $101,955,551
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The market value of this security at 06/30/02 represented 0.34% of the Fund's net assets.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.


                       AIM V.I. CAPITAL DEVELOPMENT FUND

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------
JUNE 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $100,557,651)                                $107,764,866
-----------------------------------------------------------
Cash                                                  6,317
-----------------------------------------------------------
Receivables for:
  Investments sold                                1,866,342
-----------------------------------------------------------
  Fund shares sold                                  360,834
-----------------------------------------------------------
  Dividends                                          79,933
-----------------------------------------------------------
Investment for deferred compensation plan            23,205
===========================================================
     Total assets                               110,101,497
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                           7,822,207
-----------------------------------------------------------
  Fund shares reacquired                            195,290
-----------------------------------------------------------
  Deferred compensation plan                         23,205
-----------------------------------------------------------
Accrued administrative services fees                 63,643
-----------------------------------------------------------
Accrued distribution fees -- Series II                7,690
-----------------------------------------------------------
Accrued transfer agent fees                           2,841
-----------------------------------------------------------
Accrued operating expenses                           31,070
===========================================================
     Total liabilities                            8,145,946
===========================================================
Net assets applicable to shares outstanding    $101,955,551
___________________________________________________________
===========================================================


NET ASSETS:

Series I                                       $ 92,487,667
___________________________________________________________
===========================================================
Series II                                      $  9,467,884
___________________________________________________________
===========================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                          8,144,053
___________________________________________________________
===========================================================
Series II                                           835,080
___________________________________________________________
===========================================================
Series I:
  Net asset value per share                    $      11.36
___________________________________________________________
===========================================================
Series II:
  Net asset value per share                    $      11.34
___________________________________________________________
===========================================================


STATEMENT OF OPERATIONS
---------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $1,918)                                       $   428,763
-----------------------------------------------------------
Dividends from affiliated money market funds         50,966
===========================================================
    Total investment income                         479,729
===========================================================

EXPENSES:

Advisory fees                                       376,735
-----------------------------------------------------------
Administrative services fees                        147,529
-----------------------------------------------------------
Custodian fees                                       19,511
-----------------------------------------------------------
Distribution fees -- Series II                        6,616
-----------------------------------------------------------
Transfer agent fees                                   7,821
-----------------------------------------------------------
Trustees' fees                                        4,760
-----------------------------------------------------------
Other                                                18,814
===========================================================
    Total expenses                                  581,786
===========================================================
Less: Fees waived                                      (541)
===========================================================
    Net expenses                                    581,245
===========================================================
Net investment income (loss)                       (101,516)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain from:
  Investment securities                             351,650
-----------------------------------------------------------
  Foreign currencies                                    492
-----------------------------------------------------------
  Option contracts written                           10,640
===========================================================
                                                    362,782
===========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (5,693,050)
-----------------------------------------------------------
  Foreign currencies                                     75
===========================================================
                                                 (5,692,975)
===========================================================
Net gain (loss) from investment securities,
  foreign currencies and option contracts        (5,330,193)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                     $(5,431,709)
___________________________________________________________
===========================================================

See Notes to Financial Statements.


                       AIM V.I. CAPITAL DEVELOPMENT FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND THE YEAR ENDED DECEMBER 31, 2001 (UNAUDITED)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2002            2001
                                                              ------------    ------------
OPERATIONS:

  Net investment income (loss)                                $   (101,516)   $   (138,787)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                        362,782     (11,864,022)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                (5,692,975)      5,254,554
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (5,431,709)     (6,748,255)
==========================================================================================
Share transactions-net:
  Series I                                                       4,611,041      24,793,289
------------------------------------------------------------------------------------------
  Series II                                                      7,277,462       2,579,665
==========================================================================================
    Net increase in net assets                                   6,456,794      20,624,699
==========================================================================================

NET ASSETS:

  Beginning of period                                           95,498,757      74,874,058
==========================================================================================
  End of period                                               $101,955,551    $ 95,498,757
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $111,999,596    $100,111,093
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (123,780)        (22,264)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and option contracts        (17,127,554)    (17,490,336)
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                           7,207,289      12,900,264
==========================================================================================
                                                              $101,955,551    $ 95,498,757
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.


                       AIM V.I. CAPITAL DEVELOPMENT FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Capital Development Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating life insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

       The Fund's capital loss carryforward of $16,909,778 as of December 31, 2001 expires as follows:

   CAPITAL LOSS
   CARRYFORWARD                                           EXPIRATION
   ------------                                           ----------
    $  204,323                                          December 31, 2006
   ----------------------------------------------------------------------
        82,869                                          December 31, 2007
   ----------------------------------------------------------------------
     2,661,143                                          December 31, 2008
   ----------------------------------------------------------------------
    13,961,443                                          December 31, 2009
   ======================================================================
   $16,909,778
   ______________________________________________________________________
   ======================================================================


E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

H. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from affiliated money market funds of which the Fund has invested. For the six months ended June 30, 2002, AIM waived fees of $541.

  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2002, the Fund paid AIM $147,529 of which AIM retained $24,795 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2002, AFS was paid $4,991 for such services.

  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2002, the Series II shares paid AIM Distributors $6,616 as compensation under the Plan.

  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.

  During the six months ended June 30, 2002, the Fund paid legal fees of $1,298 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2002, the Fund received no reductions in transfer agent fees or custodian fees.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--TAX COMPONENTS OF CAPITAL

As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforward                      $(16,909,778)
-----------------------------------------------------------
Unrealized appreciation                          12,297,442
===========================================================
                                               $ (4,612,336)
___________________________________________________________
===========================================================


The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and other deferrals.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2002 was $60,847,540 and $48,605,212, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $11,694,352
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (4,845,259)
===========================================================
Net unrealized appreciation of investment
  securities                                    $ 6,849,093
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $100,915,773.


NOTE 8--CALL OPTION CONTRACTS

Transactions in call options written during the six months ended June 30, 2002 are summarized as follows:

                                                              CALL OPTION CONTRACTS
                                                              ---------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
                                                              ---------    --------
Beginning of period                                               --       $     --
-----------------------------------------------------------------------------------
Written                                                          152         17,024
-----------------------------------------------------------------------------------
Exercised                                                       (152)       (17,024)
===================================================================================
End of period                                                     --       $     --
___________________________________________________________________________________
===================================================================================


NOTE 9--SHARE INFORMATION


Changes in shares outstanding during the six months ended June 30, 2002 and the year ended December 31, 2001 were as follows:

                                                                  SIX MONTHS ENDED               YEAR ENDED
                                                                   JUNE 30, 2002             DECEMBER 31, 2001
                                                              ------------------------    ------------------------
                                                               SHARES        AMOUNT        SHARES        AMOUNT
                                                              ---------    -----------    ---------    -----------
Sold:
  Series I                                                    1,154,810    $13,909,066    2,664,233    $32,507,353
------------------------------------------------------------------------------------------------------------------
  Series II*                                                    619,636      7,469,460      241,623      2,682,821
==================================================================================================================
Reacquired:
  Series I                                                     (775,892)    (9,298,025)    (661,439)    (7,714,064)
------------------------------------------------------------------------------------------------------------------
  Series II*                                                    (16,351)      (191,998)      (9,828)      (103,156)
==================================================================================================================
                                                                982,203    $11,888,503    2,234,589    $27,372,954
__________________________________________________________________________________________________________________
==================================================================================================================

* Series II shares commenced sales on August 21, 2001.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                         SERIES I
                                                            ------------------------------------------------------------------
                                                                                                                 MAY 1, 1998
                                                            SIX MONTHS                                        (DATE OPERATIONS
                                                              ENDED             YEAR ENDED DECEMBER 31,        COMMENDED) TO
                                                             JUNE 30,         -----------------------------      DECEMBER 31,
                                                              2002            2001       2000       1999            1998
                                                            ----------       -------    -------    -------    ----------------
Net asset value, beginning of period                         $ 11.94         $ 12.99    $ 11.89    $  9.21         $10.00
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.01)(a)       (0.02)     (0.01)(a)  (0.03)(a)       0.03(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                (0.57)          (1.03)      1.11       2.71          (0.78)
==============================================================================================================================
    Total from investment operations                           (0.58)          (1.05)      1.10       2.68          (0.75)
==============================================================================================================================
Less dividends from net investment income                         --              --         --         --          (0.04)
==============================================================================================================================
Net asset value, end of period                               $ 11.36         $ 11.94    $ 12.99    $ 11.89         $ 9.21
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                                (4.86)%         (8.08)%     9.25%     29.10%         (7.51)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $92,488         $92,732    $74,874    $11,035         $3,172
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              1.14%(c)        1.16%      1.19%      1.23%          1.21%(d)
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                           1.14%(c)        1.16%      1.38%      3.42%          5.80%(d)
==============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                       (0.19)%(c)      (0.16)%    (0.07)%    (0.32)%         0.62%(d)
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                           50%            125%       110%       132%            45%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $96,068,520.
(d)  Annualized.


                                                                            SERIES II
                                                              -------------------------------------
                                                                                   AUGUST 21, 2001
                                                               SIX MONTHS           (DATE SALES
                                                                  ENDED            COMMENCED) TO
                                                              JUNE 30, 2002       DECEMBER 31, 2001
                                                              -------------       -----------------
Net asset value, beginning of period                             $11.94                $11.88
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.03)(a)             (0.01)
---------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (0.57)                 0.07
===================================================================================================
    Total from investment operations                              (0.60)                 0.06
===================================================================================================
Net asset value, end of period                                   $11.34                $11.94
___________________________________________________________________________________________________
===================================================================================================
Total return(b)                                                   (5.03)%                0.50%
___________________________________________________________________________________________________
===================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $9,468                $2,767
___________________________________________________________________________________________________
===================================================================================================
Ratio of expenses to average net assets:                           1.39%(c)              1.41%(d)
===================================================================================================
Ratio of net investment income (loss) to average net assets       (0.44)%(c)            (0.41)%(d)
___________________________________________________________________________________________________
===================================================================================================
Portfolio turnover rate                                              50%                  125%
___________________________________________________________________________________________________
===================================================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $5,336,302.
(d)  Annualized.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

AS OF JUNE 30, 2002



BOARD OF TRUSTEES         OFFICERS                                OFFICE OF THE FUND
Robert H. Graham          Robert H. Graham                        11 Greenway Plaza
                          Chairman and President                  Suite 100
Frank S. Bayley                                                   Houston, TX 77046
                          Carol F. Relihan
Bruce L. Crockett         Senior Vice President and Secretary     INVESTMENT ADVISOR

Albert R. Dowden          Gary T. Crum                            A I M Advisors, Inc.
                          Senior Vice President                   11 Greenway Plaza
Edward K. Dunn, Jr.                                               Suite 100
                          Dana R. Sutton                          Houston, TX 77046
Jack M. Fields            Vice President and Treasurer
                                                                  TRANSFER AGENT
Carl Frischling           Robert G. Alley
                          Vice President                          A I M Fund Services, Inc.
Prema Mathai-Davis                                                P.O. Box 4739
                          Stuart W. Coco                          Houston, TX 77210-4739
Lewis F. Pennock          Vice President
                                                                  CUSTODIAN
Ruth H. Quigley           Melville B. Cox
                          Vice President                          State Street Bank and Trust Company
Louis S. Sklar                                                    225 Franklin Street
                          Karen Dunn Kelley                       Boston, MA 02110
                          Vice President
                                                                  COUNSEL TO THE FUNDS
                          Edgar M. Larsen
                          Vice President                          Foley & Lardner
                                                                  3000 K N.W., Suite 500
                                                                  Washington, D.C. 20007

                                                                  COUNSEL TO THE TRUSTEES

                                                                  Kramer, Levin, Naftalis & Frankel LLP
                                                                  919 Third Avenue
                                                                  New York, NY 10022

                                                                  DISTRIBUTOR

                                                                  A I M Distributors, Inc.
                                                                  11 Greenway Plaza
                                                                  Suite 100
                                                                  Houston, TX 77046

                       AIM V.I. CAPITAL DEVELOPMENT FUND

                            AIM V.I. CORE EQUITY FUND

IN TRYING MARKET, FUND FARES BETTER THAN BENCHMARK


HOW DID AIM V.I. CORE EQUITY FUND PERFORM DURING THE REPORTING PERIOD?

Series I shares returned -7.38% for the six months ended June 30, 2002, and Series II shares returned -7.48%. While disappointing, these returns are considerably more attractive than that of the S&P 500, which returned -13.15% over the same period. The fund's relative stability compared to the market at large may be attributable to changes to the fund's investment style that are described later in this report.

WHAT WERE THE TRENDS IN THE ECONOMY AND THE STOCK MARKET?

News was mixed. Gross domestic product grew at an annualized rate of 5.0% in the first quarter of 2002, with both services and manufacturing expanding. A strong housing sector, spurred by low mortgage rates, continued to buoy the economy, and the index of mortgage applications, a harbinger of future trends in housing, remained strong late in June. However, the job market remained lackluster; and consumer spending, as well as consumers' future expectations, declined somewhat during May.

    At its late June meeting, the Federal Reserve Board held short-term interest rates steady at historically low levels and observed that risks to the economy were evenly weighted between weakness and inflation.

    Despite signals of economic recovery, the stock market remained in decline. Investor sentiment was shaky throughout the reporting period, partly because of reports of questionable corporate behavior by a few large companies.

HOW HAVE YOU MANAGED THE FUND?

Early in the reporting period, we repositioned the fund's investment style from growth to growth-at-a-reasonable-price (GARP) in an effort to temper the fund's volatility. In keeping with this repositioning, we made significant changes to the fund's holdings, selling many earnings momentum growth stocks with high valuations and replacing them with stocks with better value relative to their growth potential.

    In addition, late in the reporting period, the fund's board of trustees voted to remove the fund's secondary investment objective of income. As a result of this change, effective September 30, 2002, we will not necessarily seek dividend-paying stocks as fund holdings.

WHAT DO YOU HAVE IN MIND FOR THE FUND?

We want AIM V.I. Core Equity Fund to be a relatively conservative fund that can perform well in a strong market and provide reasonable downside protection in a declining market. We believe that shifting from a growth to a GARP investment strategy may accomplish this.

    In shifting to a GARP strategy, we are trying to use fundamental and cash-flow analysis to identify undervalued growth companies that will perform well whether growth or value investing is in favor. We also believe that a prudent use of cash may allow us to temper fund performance, especially when markets become volatile.

    We want shareholders to realize that the fund may not be a top-performing fund in any given market environment. Only over time--and through a complete market cycle, where one style falls out of favor and returns to favor--may this strategy prove successful.

WHAT SPECIFIC STEPS HAVE MANAGERS TAKEN TO TEMPER VOLATILITY?

We took several:

    - We have eliminated or significantly reduced holdings that contributed to the fund's higher-than-expected volatility in recent years.

    - We have invested most of the fund's assets in large, industry-leading companies that we believe will re-emerge as stronger competitors in their respective industries as the U.S. economy recovers.

PORTFOLIO COMPOSITION

As of 6/30/02, based on total net assets

========================================================================================================
TOP 10 HOLDINGS                                       TOP 10 INDUSTRIES
--------------------------------------------------------------------------------------------------------
 1.  MICROSOFT CORP                                  2.3%     1. Packaged Foods & Meats             8.0%

 2.  NORTHROP GRUMMAN CORP                           2.0      2. Pharmaceuticals                    5.1

 3.  GENERAL MILLS, INC                              2.0      3. Systems Software                   5.0

 4.  COCA-COLA CO. (THE)                             1.9      4. Aerospace & Defense                4.3

 5.  RAYTHEON CO                                     1.9      5. Semiconductors                     3.7

 6.  PROCTER & Gamble Co. (The)                      1.9      6. Personal Products                  3.6

 7.  ConAgra Foods, Inc.                             1.8      7. Diversified Financial Services     3.4

 8.  Gillette Co. (The)                              1.8      8. Integrated Oil & Gas               2.7

 9.  Computer Associates International, Inc.         1.8      9. Industrial Machinery               2.7

10.  Avon Products, Inc.                             1.8      10. General Merchandise Stores        2.7

The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.
========================================================================================================

                            AIM V.I. CORE EQUITY FUND

    - We intend to reduce portfolio turnover by focusing on long-term holdings, not short-term trading opportunities. (Portfolio changes related to the fund's transition from a growth to a GARP fund have created a short-term increase in portfolio turnover.)

CAN YOU DISCUSS SOME PARTICULAR FUND HOLDINGS?

We added holdings in the packaged foods and meats industry during the reporting period: Kellogg, General Mills, Kraft, and Smuckers. These did well, as consumer spending remained healthy.

    Consumers also continued to buy products from Coca-Cola, for example, a substantial portfolio holding whose stock performed well during the reporting period.

    We increased our holdings of aerospace and defense stocks Lockheed Martin and Northrop Grumman, and we added Raytheon to the portfolio during the reporting period. These holdings benefited the fund and seem likely to continue to do well, given geopolitical uncertainty.

    Intel, by contrast, has not done well recently. Many semiconductor stocks performed well in early 2002, when analysts were predicting growth in demand for chips. That demand hadn't materialized as of the close of the reporting period, causing Intel and many other semiconductor stocks to be flat. Nevertheless, we increased some of our semiconductor holdings as weakness of the entire technology sector made prices of some companies attractive.

WHAT WERE CONDITIONS LIKE AT THE CLOSE OF THE REPORTING PERIOD?

All the major domestic market indexes were down year-to-date as of June 30. This could be attributed chiefly to investor unease about questionable corporate ethics and accounting practices, which led to serious doubts about the validity of information on which investing decisions are based. Continuing turmoil in the Middle East also contributed to this poor performance.

    Nonetheless, economic recovery was under way, inflation was virtually nonexistent, corporate profit margins were improving, and short-term interest rates remained low. Consumer spending,which accounts for two-thirds of economic activity, remained healthy. Though consumer confidence declined somewhat during June, the Conference Board, which compiles the statistic, reported that the reading still indicates continued moderate economic growth.

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 6/30/02

================================================================================

SERIES I SHARES
Inception (5/2/94)                 9.60%
 5 Years                           2.43
 1 Year                          -16.88

SERIES II SHARES
Inception (10/24/01)              -1.48%*

* BECAUSE SERIES II SHARES HAVE BEEN AVAILABLE FOR LESS THAN A YEAR, TOTAL RETURN SHOWN IS CUMULATIVE TOTAL RETURN THAT HAS NOT BEEN ANNUALIZED.

PAST PERFORMANCE CANNOT GUARANTEE COMPARABLE FUTURE RESULTS. DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

PORTFOLIO MANAGEMENT TEAM

Effective January 24, Ron Sloan and Mike Yellen assumed management of AIM V.I. Core Equity Fund.

    RON SLOAN, a senior portfolio manager with AIM Capital Management, has more than 30 years of experience in the investment industry. He came to AIM in 1998 from a financial research and management firm where he served as president. Mr. Sloan holds a bachelor's and a master's degree in business administration from the University of Missouri and is a chartered financial analyst.

    MIKE YELLEN joined AIM in 1994 and is a senior portfolio manager for AIM Capital Management. A former health care investment analyst for an asset management firm, Mr. Yellen graduated from Stanford University.

--------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND SEEKS GROWTH OF CAPITAL BY INVESTING IN SECURITIES OF COMPANIES THAT HAVE THE POTENTIAL FOR LONG-TERM ABOVE-AVERAGE GROWTH IN EARNINGS AND DIVIDENDS.

    EFFECTIVE MAY 1, 2002, AIM V.I. GROWTH AND INCOME FUND WAS RENAMED AIM V.I. CORE EQUITY FUND.

    THE PERFORMANCE FIGURES SHOWN HERE, WHICH REPRESENT AIM V.I. CORE EQUITY FUND SERIES I AND SERIES II SHARES, ARE NOT INTENDED TO REFLECT ACTUAL ANNUITY VALUES. THEY DO NOT REFLECT CHARGES AT THE SEPARATE-ACCOUNT LEVEL, AND THESE CHARGES WOULD LOWER THE TOTAL RETURN. THE FUND'S PERFORMANCE FIGURES ARE HISTORICAL, AND THEY REFLECT FUND EXPENSES, THE REINVESTMENT OF DISTRIBUTIONS AND CHANGES IN NET ASSET VALUE. THE FUND'S INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

    THE UNMANAGED STANDARD & POOR'S COMPOSITE INDEX OF 500 STOCKS (THE S&P 500) IS AN INDEX OF COMMON STOCKS FREQUENTLY USED AS A GENERAL MEASURE OF U.S. STOCK MARKET PERFORMANCE.

    AN INVESTMENT CANNOT BE MADE IN AN INDEX. UNLESS OTHERWISE INDICATED, INDEX RESULTS INCLUDE REINVESTED DIVIDENDS, AND THEY DO NOT REFLECT SALES CHARGES OR FUND EXPENSES.

================================================================================
 CALENDAR YEAR TOTAL RETURNS (%)                                 SERIES I SHARES
--------------------------------------------------------------------------------

  1992  1993   1994    1995    1996    1997    1998    1999     2000    2001
   --    --   -0.01*  33.86   19.94   25.72   27.68   34.25   -14.56  -22.83
================================================================================

*return is from fund inception 5/2/94

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)

                                                                 MARKET
                                                 SHARES          VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-89.98%

ADVERTISING-1.28%

Omnicom Group Inc.                                 470,000   $   21,526,000
===========================================================================

AEROSPACE & DEFENSE-4.32%

Lockheed Martin Corp.                              102,300        7,109,850
---------------------------------------------------------------------------
Northrop Grumman Corp.                             265,000       33,125,000
---------------------------------------------------------------------------
Raytheon Co.                                       793,000       32,314,750
===========================================================================
                                                                 72,549,600
===========================================================================

APPAREL RETAIL-1.48%

Limited Brands                                   1,169,000       24,899,700
===========================================================================

BANKS-2.35%

Bank of America Corp.                              260,000       18,293,600
---------------------------------------------------------------------------
Washington Mutual, Inc.                            570,000       21,152,700
===========================================================================
                                                                 39,446,300
===========================================================================

BIOTECHNOLOGY-0.57%

Amgen Inc.(a)                                      230,000        9,632,400
===========================================================================

BREWERS-1.77%

Anheuser-Busch Cos., Inc.                          595,000       29,750,000
===========================================================================

BUILDING PRODUCTS-2.12%

American Standard Cos. Inc.(a)                     230,000       17,273,000
---------------------------------------------------------------------------
Masco Corp.                                        675,700       18,318,227
===========================================================================
                                                                 35,591,227
===========================================================================

COMPUTER HARDWARE-1.48%

International Business Machines Corp.              345,000       24,840,000
===========================================================================

CONSTRUCTION MATERIALS-0.99%

Vulcan Materials Co.                               380,000       16,644,000
===========================================================================

DATA PROCESSING SERVICES-2.31%

Automatic Data Processing, Inc.                    480,000       20,904,000
---------------------------------------------------------------------------
Convergys Corp.(a)                                 920,000       17,921,600
===========================================================================
                                                                 38,825,600
===========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.91%

H&R Block, Inc.                                    330,000       15,229,500
===========================================================================

DIVERSIFIED FINANCIAL SERVICES-3.44%

Citigroup Inc.                                     525,000       20,343,750
---------------------------------------------------------------------------
Morgan Stanley                                     285,000       12,277,800
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Principal Financial Group, Inc. (The)(a)           813,000   $   25,203,000
===========================================================================
                                                                 57,824,550
===========================================================================

ELECTRIC UTILITIES-1.26%

TXU Corp.                                          410,000       21,135,500
===========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.74%

Emerson Electric Co.                               548,000       29,323,480
===========================================================================

ENVIRONMENTAL SERVICES-1.30%

Waste Management, Inc.                             840,000       21,882,000
===========================================================================

FOOD RETAIL-2.30%

Kroger Co. (The)(a)                              1,110,000       22,089,000
---------------------------------------------------------------------------
Safeway Inc.(a)                                    570,000       16,638,300
===========================================================================
                                                                 38,727,300
===========================================================================

FOOTWEAR-1.08%

NIKE, Inc.-Class B                                 340,000       18,241,000
===========================================================================

GENERAL MERCHANDISE STORES-2.65%

Target Corp.                                       620,000       23,622,000
---------------------------------------------------------------------------
Wal-Mart Stores, Inc.                              380,000       20,903,800
===========================================================================
                                                                 44,525,800
===========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-2.17%

IMS Health Inc.                                  1,118,000       20,068,100
---------------------------------------------------------------------------
Quest Diagnostics Inc.(a)                          190,000       16,349,500
===========================================================================
                                                                 36,417,600
===========================================================================

HEALTH CARE EQUIPMENT-2.42%

St. Jude Medical, Inc.(a)                          250,000       18,462,500
---------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                           625,000       22,287,500
===========================================================================
                                                                 40,750,000
===========================================================================

HEALTH CARE SUPPLIES-1.22%

Alcon, Inc. (Switzerland)(a)                       600,000       20,550,000
===========================================================================

HOTELS, RESORTS & CRUISE LINES-0.94%

Carnival Corp.                                     570,000       15,783,300
===========================================================================

HOUSEHOLD PRODUCTS-1.86%

Procter & Gamble Co. (The)                         350,000       31,255,000
===========================================================================

HOUSEWARES & SPECIALTIES-1.13%

Newell Rubbermaid Inc.                             540,000       18,932,400
===========================================================================

                           AIM V.I. CORE EQUITY FUND

                                                                 MARKET
                                                 SHARES          VALUE

INDUSTRIAL CONGLOMERATES-0.50%

Tyco International Ltd. (Bermuda)                  620,000   $    8,376,200
===========================================================================

INDUSTRIAL MACHINERY-2.65%

Dover Corp.                                        690,000       24,150,000
---------------------------------------------------------------------------
Illinois Tool Works Inc.                           300,000       20,490,000
===========================================================================
                                                                 44,640,000
===========================================================================

INTEGRATED OIL & GAS-2.67%

ChevronTexaco Corp.                                225,000       19,912,500
---------------------------------------------------------------------------
Exxon Mobil Corp.                                  610,000       24,961,200
===========================================================================
                                                                 44,873,700
===========================================================================

LEISURE PRODUCTS-1.43%

Mattel, Inc.                                     1,140,000       24,031,200
===========================================================================

LIFE & HEALTH INSURANCE-1.69%

Prudential Financial, Inc.(a)                      695,000       23,185,200
---------------------------------------------------------------------------
Prudential Financial, Inc.,-$3.38 Conv. Pfd.(b)    90,000         5,184,000
===========================================================================
                                                                 28,369,200
===========================================================================

OIL & GAS DRILLING-1.04%

GlobalSantaFe Corp.                                640,000       17,504,000
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.89%

Baker Hughes Inc.                                  450,000       14,980,500
===========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-0.76%

Valero Energy Corp.                                340,000       12,722,800
===========================================================================

PACKAGED FOODS & MEATS-8.02%

ConAgra Foods, Inc.                              1,120,000       30,968,000
---------------------------------------------------------------------------
General Mills, Inc.                                745,000       32,839,600
---------------------------------------------------------------------------
J. M. Smucker Co. (The)                              9,600          327,648
---------------------------------------------------------------------------
Kellogg Co.                                        680,000       24,384,800
---------------------------------------------------------------------------
Kraft Foods, Inc.-Class A                          550,000       22,522,500
---------------------------------------------------------------------------
Sara Lee Corp.                                   1,152,000       23,777,280
===========================================================================
                                                                134,819,828
===========================================================================

PAPER PRODUCTS-0.96%

International Paper Co.                            370,000       16,124,600
===========================================================================

PERSONAL PRODUCTS-3.60%

Avon Products, Inc.                                570,000       29,776,800
---------------------------------------------------------------------------
Gillette Co. (The)                                 910,000       30,821,700
===========================================================================
                                                                 60,598,500
===========================================================================

PHARMACEUTICALS-5.13%

Abbott Laboratories                                275,000       10,353,750
---------------------------------------------------------------------------
Johnson & Johnson                                  308,000       16,096,080
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
PHARMACEUTICALS-(CONTINUED)

Pfizer Inc.                                        500,000   $   17,500,000
---------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                         320,000       21,369,600
---------------------------------------------------------------------------
Wyeth                                              410,000       20,992,000
===========================================================================
                                                                 86,311,430
===========================================================================

PROPERTY & CASUALTY INSURANCE-2.14%

MGIC Investment Corp.                              243,500       16,509,300
---------------------------------------------------------------------------
Travelers Property Casualty Corp.- Class A(a)      289,700        5,127,690
---------------------------------------------------------------------------
XL Capital Ltd.-Class A (Bermuda)                  170,000       14,399,000
===========================================================================
                                                                 36,035,990
===========================================================================

PUBLISHING-1.04%

New York Times Co. (The)-Class A                   340,000       17,510,000
===========================================================================

RAILROADS-1.87%

Norfolk Southern Corp.                             697,000       16,295,860
---------------------------------------------------------------------------
Union Pacific Corp.                                240,000       15,187,200
===========================================================================
                                                                 31,483,060
===========================================================================

SEMICONDUCTOR EQUIPMENT-0.97%

KLA-Tencor Corp.(a)                                370,000       16,276,300
===========================================================================

SEMICONDUCTORS-3.65%

Altera Corp.(a)                                    635,000        8,636,000
---------------------------------------------------------------------------
Intel Corp.                                      1,140,000       20,827,800
---------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Taiwan)                                858,000       11,154,000
---------------------------------------------------------------------------
Texas Instruments Inc.                             440,000       10,428,000
---------------------------------------------------------------------------
Xilinx, Inc.(a)                                    460,000       10,317,800
===========================================================================
                                                                 61,363,600
===========================================================================

SOFT DRINKS-1.93%

Coca-Cola Co. (The)                                580,000       32,480,000
===========================================================================

SPECIALTY CHEMICALS-1.04%

Rohm & Haas Co.                                    430,000       17,410,700
===========================================================================

SYSTEMS SOFTWARE-4.77%

Computer Associates International, Inc.          1,885,000       29,952,650
---------------------------------------------------------------------------
Microsoft Corp.(a)                                 720,000       39,384,000
---------------------------------------------------------------------------
Oracle Corp.(a)                                  1,140,000       10,795,800
===========================================================================
                                                                 80,132,450
===========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.14%

Lucent Technologies Inc.,-$80 Conv. Pfd. (Acquired
  08/01/01; Cost $5,000,000)(c)       5,000                       2,418,750
===========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,518,273,096)                         1,512,745,065
===========================================================================

                           AIM V.I. CORE EQUITY FUND

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
CONVERTIBLE BONDS & NOTES-0.32%

COMPUTER HARDWARE-0.06%

Candescent Technologies Corp., Sr. Conv.
  Unsec. Gtd. Sub. Deb., 8.00%, 05/01/03
  (Acquired 04/17/98-04/19/01; Cost
  $10,463,765)(c)(d)(e)                        $18,500,000   $      980,886
===========================================================================

SYSTEMS SOFTWARE-0.26%

VERITAS Software Corp., Conv. Unsec. Notes,
  5.25%, 11/01/04                                2,100,000        4,454,239
===========================================================================
    Total Convertible Bonds & Notes (Cost
      $17,359,569)                                                5,435,125
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
MONEY MARKET FUNDS-10.59%

STIC Liquid Assets Portfolio(f)                 88,994,482   $   88,994,482
---------------------------------------------------------------------------
STIC Prime Portfolio(f)                         88,994,482       88,994,482
===========================================================================
    Total Money Market Funds (Cost
      $177,988,964)                                             177,988,964
===========================================================================
TOTAL INVESTMENTS-100.89% (Cost
  $1,713,621,629)                                             1,696,169,154
===========================================================================
OTHER ASSETS LESS LIABILITIES-(0.89%)                           (15,036,688)
===========================================================================
NET ASSETS-100.00%                                           $1,681,132,466
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
Conv.   - Convertible
Deb.    - Debentures
Gtd.    - Guaranteed
Pfd.    - Preferred
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Consists of more than one class of securities traded together as a unit. In addition to the security listed, each unit includes warrants to purchase common or preferred shares of the issuer.
(c) Restricted securities. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 06/30/02 was $3,399,636, which represented 0.20% of the Fund's net assets.
(d) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(e) Security fair valued in accordance with the procedures established by the Board of Trustees.
(f) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.
                           AIM V.I. CORE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------
JUNE 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $1,713,621,629)                            $1,696,169,154
-----------------------------------------------------------
Receivables for:
  Investments sold                                2,131,022
-----------------------------------------------------------
  Fund shares sold                                  135,042
-----------------------------------------------------------
  Dividends and interest                          1,314,747
-----------------------------------------------------------
Investment for deferred compensation plan            65,061
===========================================================
     Total assets                             1,699,815,026
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                          15,155,123
-----------------------------------------------------------
  Fund shares reacquired                          2,505,791
-----------------------------------------------------------
  Deferred compensation plan                         65,061
-----------------------------------------------------------
Accrued administrative services fees                707,845
-----------------------------------------------------------
Accrued distribution fees -- Series II                1,000
-----------------------------------------------------------
Accrued transfer agent fees                           5,337
-----------------------------------------------------------
Accrued operating expenses                          242,403
===========================================================
     Total liabilities                           18,682,560
===========================================================
Net assets applicable to shares
  outstanding                                $1,681,132,466
___________________________________________________________
===========================================================


NET ASSETS:

Series I                                     $1,679,933,666
___________________________________________________________
===========================================================
Series II                                    $    1,198,800
___________________________________________________________
===========================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                         89,803,764
___________________________________________________________
===========================================================
Series II                                            64,184
___________________________________________________________
===========================================================
Series I:
  Net asset value per share                  $        18.71
___________________________________________________________
===========================================================
Series II:
  Net asset value per share                  $        18.68
___________________________________________________________
===========================================================


STATEMENT OF OPERATIONS
---------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax
  of $9,710)                                  $  10,519,287
-----------------------------------------------------------
Dividends from affiliated money market
  funds                                           1,794,574
-----------------------------------------------------------
Interest                                             24,113
===========================================================
    Total investment income                      12,337,974
===========================================================

EXPENSES:

Advisory fees                                     5,572,739
-----------------------------------------------------------
Administrative services fees                      1,499,016
-----------------------------------------------------------
Distribution fees -- Series II                          933
-----------------------------------------------------------
Trustees' fees                                        9,306
===========================================================
    Total expenses                                7,081,994
===========================================================
Less: Fees waived                                   (10,410)
-----------------------------------------------------------
    Expenses paid indirectly                           (586)
===========================================================
    Net expenses                                  7,070,998
===========================================================
Net investment income                             5,266,976
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                         102,950,702
-----------------------------------------------------------
  Foreign currencies                                   (688)
===========================================================
                                                102,950,014
===========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                        (245,521,404)
-----------------------------------------------------------
  Foreign currencies                                  8,546
===========================================================
                                               (245,512,858)
===========================================================
Net gain (loss) from investment securities
  and foreign currencies                       (142,562,844)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                   $(137,295,868)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

                           AIM V.I. CORE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND THE YEAR ENDED DECEMBER 31, 2001 (UNAUDITED)

                                                                 JUNE 30,        DECEMBER 31,
                                                                   2002              2001
                                                              --------------    --------------
OPERATIONS:

  Net investment income                                       $    5,266,976    $    2,586,850
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                      102,950,014      (392,380,514)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                (245,512,858)     (199,092,964)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (137,295,868)     (588,886,628)
==============================================================================================
Distributions to shareholders from net investment income:
  Series I                                                                --          (948,866)
----------------------------------------------------------------------------------------------
  Series II                                                               --              (176)
----------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                       (99,722,395)       (7,547,466)
----------------------------------------------------------------------------------------------
  Series II                                                          875,546           396,298
==============================================================================================
    Net increase (decrease) in net assets                       (236,142,717)     (596,986,838)
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,917,275,183     2,514,262,021
==============================================================================================
  End of period                                               $1,681,132,466    $1,917,275,183
______________________________________________________________________________________________
==============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $2,042,699,377    $2,141,546,226
----------------------------------------------------------------------------------------------
  Undistributed net investment income                              7,614,973         2,347,997
----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and option contracts         (351,729,908)     (454,679,922)
----------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and foreign currencies                            (17,451,976)      228,060,882
==============================================================================================
                                                              $1,681,132,466    $1,917,275,183
______________________________________________________________________________________________
==============================================================================================

See Notes to Financial Statements.

                           AIM V.I. CORE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Core Equity Fund, formerly AIM V.I. Growth and Income Fund, (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is growth of capital with a secondary objective of current income.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating life insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

                           AIM V.I. CORE EQUITY FUND

       The Fund's capital loss carryforward of $381,066,339 as of December 31, 2001 expires as follows:

   CAPITAL LOSS
   CARRYFORWARD                            EXPIRATION
   ------------                            ----------
   $ 10,413,052                                                December 31, 2008
   -----------------------------------------------------------------------------
    370,653,287                                                December 31, 2009
   =============================================================================
   $381,066,339
   _____________________________________________________________________________
   =============================================================================


E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the six months ended June 30, 2002, AIM waived fees of $10,410.

  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2002, the Fund paid AIM $1,499,016 of which AIM retained $121,599 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2002, AFS was paid $10,641 for such services.

  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2002, the Series II shares paid AIM Distributors $933 as compensation under the Plan.

  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.

  During the six months ended June 30, 2002, the Fund paid legal fees of $2,690 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2002, the Fund received reductions in custodian fees of $586 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $586.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

                           AIM V.I. CORE EQUITY FUND

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                       2001         2000
                                     --------    -----------
Distributions paid from:
  Ordinary income                    $949,042    $18,680,075
------------------------------------------------------------
  Long-term capital gain                   --     59,588,992
============================================================
                                     $949,042    $78,269,067
____________________________________________________________
============================================================


  As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income                 $   2,841,749
-----------------------------------------------------------
Capital loss carryforward                      (381,066,339)
-----------------------------------------------------------
Unrealized appreciation                         153,953,547
===========================================================
                                              $(224,271,043)
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of capital losses incurred after October 31, and other deferrals.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2002 was $1,417,343,517 and $1,639,002,506, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                    $ 117,530,220
--------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                     (138,533,507)
========================================================
Net unrealized appreciation
  (depreciation) of
  investment securities                    $ (21,003,287)
________________________________________________________
========================================================
Cost of investments for tax purposes is $1,717,172,441.


NOTE 8--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2002 and the year ended December 31, 2001 were as follows:

                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                     JUNE 30, 2002                DECEMBER 31, 2001
                                                              ---------------------------    ---------------------------
                                                                SHARES         AMOUNT          SHARES         AMOUNT
                                                              ----------    -------------    ----------    -------------
Sold:
  Series I                                                     1,706,703    $  34,045,015     7,365,570    $ 166,787,363
------------------------------------------------------------------------------------------------------------------------
  Series II*                                                      50,401          993,536        21,324          426,369
========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                            --               --        48,068          948,866
------------------------------------------------------------------------------------------------------------------------
  Series II*                                                          --               --             9              176
========================================================================================================================
Reacquired:
  Series I                                                    (6,798,145)    (133,767,410)   (8,516,539)    (175,283,695)
------------------------------------------------------------------------------------------------------------------------
  Series II*                                                      (6,030)        (117,990)       (1,520)         (30,247)
========================================================================================================================
                                                              (5,047,071)   $ (98,846,849)   (1,083,088)   $  (7,151,168)
________________________________________________________________________________________________________________________
========================================================================================================================

* Series II shares commenced sales on October 24, 2001.

                           AIM V.I. CORE EQUITY FUND

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 SERIES I
                                          ---------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                                 YEAR ENDED DECEMBER 31,
                                           JUNE 30,          --------------------------------------------------------------------
                                             2002               2001              2000          1999          1998         1997
                                          -----------        ----------        ----------    ----------    ----------    --------
Net asset value, beginning of period      $    20.20         $    26.19        $    31.59    $    23.75    $    18.87    $  15.03
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         0.06(a)            0.03(b)           0.01(a)       0.06(a)       0.26(a)     0.13
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   (1.55)             (6.01)            (4.56)         8.05          4.95        3.74
=================================================================================================================================
    Total from investment operations           (1.49)             (5.98)            (4.55)         8.11          5.21        3.87
=================================================================================================================================
Less distributions:
  Dividends from net investment income            --              (0.01)            (0.04)        (0.16)        (0.09)      (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains           --                 --             (0.81)        (0.11)        (0.24)      (0.02)
=================================================================================================================================
    Total distributions                           --              (0.01)            (0.85)        (0.27)        (0.33)      (0.03)
=================================================================================================================================
Net asset value, end of period            $    18.71         $    20.20        $    26.19    $    31.59    $    23.75    $  18.87
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                (7.38)%           (22.83)%          (14.56)%       34.25%        27.68%      25.72%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $1,679,934         $1,916,875        $2,514,262    $2,443,264    $1,262,059    $639,113
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets         0.77%(d)           0.82%             0.84%         0.77%         0.65%       0.69%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            0.57%(d)           0.12%(b)          0.04%         0.22%         1.34%       1.15%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                           87%                73%               75%           93%          140%        135%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been remained unchanged and the ratio of net investment income to average net assets would have been 0.13%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(d) Ratios are annualized and based on average daily net assets of $1,849,030,768.

                           AIM V.I. CORE EQUITY FUND

                                                                          SERIES II
                                                                ------------------------------
                                                                              OCTOBER 24, 2001
                                                                SIX MONTHS      (DATE SALES
                                                                  ENDED        COMMENCED) TO
                                                                 JUNE 30,       DECEMBER 31,
                                                                   2002             2001
                                                                ----------    ----------------
Net asset value, beginning of period                              $20.19           $18.97
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.03(a)          0.00
----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (1.54)            1.23
==============================================================================================
    Total from investment operations                               (1.51)            1.23
==============================================================================================
Less dividends from net investment income                             --            (0.01)
==============================================================================================
Net asset value, end of period                                    $18.68           $20.19
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                    (7.48)%           6.49%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $1,199           $  400
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets                             1.02%(c)         1.03%(d)
==============================================================================================
Ratio of net investment income (loss) to average net assets         0.32%(c)        (0.10)%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate                                               87%              73%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(c)  Ratios are annualized and based on average daily net assets of $752,112.
(d)  Annualized.

                           AIM V.I. CORE EQUITY FUND

AS OF JUNE 30, 2002



BOARD OF TRUSTEES          OFFICERS                                  OFFICE OF THE FUND
Robert H. Graham           Robert H. Graham                          11 Greenway Plaza
                           Chairman and President                    Suite 100
Frank S. Bayley                                                      Houston, TX 77046
                           Carol F. Relihan
Bruce L. Crockett          Senior Vice President and Secretary       INVESTMENT ADVISOR

Albert R. Dowden           Gary T. Crum                              A I M Advisors, Inc.
                           Senior Vice President                     11 Greenway Plaza
Edward K. Dunn, Jr.                                                  Suite 100
                           Dana R. Sutton                            Houston, TX 77046
Jack M. Fields             Vice President and Treasurer
                                                                     TRANSFER AGENT
Carl Frischling            Robert G. Alley
                           Vice President                            A I M Fund Services, Inc.
Prema Mathai-Davis                                                   P.O. Box 4739
                           Stuart W. Coco                            Houston, TX 77210-4739
Lewis F. Pennock           Vice President
                                                                     CUSTODIAN
Ruth H. Quigley            Melville B. Cox
                           Vice President                            State Street Bank and Trust Company
Louis S. Sklar                                                       225 Franklin Street
                           Karen Dunn Kelley                         Boston, MA 02110
                           Vice President
                                                                     COUNSEL TO THE FUNDS
                           Edgar M. Larsen
                           Vice President                            Foley & Lardner
                                                                     3000 K N.W., Suite 500
                                                                     Washington, D.C. 20007

                                                                     COUNSEL TO THE TRUSTEES

                                                                     Kramer, Levin, Naftalis & Frankel LLP
                                                                     919 Third Avenue
                                                                     New York, NY 10022

                                                                     DISTRIBUTOR

                                                                     A I M Distributors, Inc.
                                                                     11 Greenway Plaza
                                                                     Suite 100
                                                                     Houston, TX 77046

                           AIM V.I. CORE EQUITY FUND

                      AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

GENERAL MARKET MALAISE WEIGHS ON FUND PERFORMANCE



HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

The broad U.S. stock market declined for most of the six months ended June 30, 2002, with the fund's benchmark index, the Russell 3000 Growth Index, returning -20.54%. The fund performed in line with its benchmark index. For the same period, the fund's Series I shares and Series II shares returned -20.04% and -19.89%, respectively. Growth stocks, the type of stocks in which the fund invests, were out of favor for much of the reporting period.


WHAT WERE THE TRENDS IN THE ECONOMY AND THE STOCK MARKET?

The economy showed signs of improvement throughout the reporting period. Gross domestic product (GDP), the broadest measure of U.S. economic activity, grew at an annualized rate of 5.0% in the first quarter of 2002, and retail sales and consumer confidence generally remained strong. The government's initial estimate of GDP growth for the second quarter was 1.1%. The U.S. Federal Reserve (the
Fed) held short-term interest rates at 40-year lows as it waited for more definitive signs of recovery; it was able to do so in part because inflation remained under control and energy prices moderated somewhat.

   But investors ignored generally positive economic news. The possibility of additional terrorist attacks and geopolitical developments in the Middle East and on the Indian subcontinent put investors on edge. Also, a series of high-profile accounting scandals and alleged corporate misdeeds seriously undermined investor confidence and caused some investors to seek safety in fixed income or money market investments. This lack of investor confidence caused the major market indexes to decline for most of the reporting period, with large-cap stocks and growth stocks being hardest hit.


HOW DID YOU MANAGE THE FUND?

Despite short-term market volatility, we maintained our long-term investment perspective--emphasizing stocks that we believe are positioned to benefit from secular demographic, economic and political trends. We also emphasized stocks poised to benefit from the recovery in the U.S. economy. As always, we relied on bottom-up research to determine whether or not to buy, sell or hold individual stocks.

   Additionally, during the first quarter of 2002, we added several new Asian companies--and stocks of U.S. companies with considerable exposure to Asia--to the fund. Asian economies and stock markets were strong during the first six months of the year. They performed welldue in part to upward revisions in economic growth estimates and corporate earnings and interest rate reductions in some countries. We continued to find compelling growth stocks, at attractive valuations, throughout Asia. Adding Asian holdings to the fund also helped us to reduce our exposure to the volatile U.S. stock market.


HOW WAS THE FUND POSITIONED AT THE CLOSE OF THE REPORTING PERIOD?

At the close of the reporting period, the fund had 97 holdings. Approximately one-half of fund assets were invested in large-cap stocks; approximately one-third of fund assets were invested in mid-cap stocks; and approximately one-tenth of fund assets were invested in small-cap stocks.

   Our bottom-up research caused us to emphasize selected stocks in the information technology, financial services, health care and consumer discretionary sectors.

   Semiconductor stocks often are among the first technology-related equities to benefit from an economic turnaround. Semiconductors are an integral part of more and more of the products we use daily, from toys to automobiles--a trend that shows no sign of lessening.

PORTFOLIO COMPOSITION

As of 6/30/02, based on total net assets

==========================================================================================
TOP 10 HOLDINGS                                     TOP 10 INDUSTRIES
------------------------------------------------------------------------------------------
 1. Microsoft Corp.                          2.8%   1. Semiconductors                 7.9%

 2. Applied Materials, Inc.                  2.6    2. Diversified Financial Services 7.8

 3. Cisco Systems, Inc.                      2.3    3. Pharmaceuticals                6.4

 4. Johnson & Johnson                        2.3    4. Semiconductor Equipment        4.9

 5. Nasdaq-100 Index Tracking Stock          2.2    5. Banks                          4.5

 6. American International Group, Inc.       2.2    6. Systems Software               4.5

 7. Microchip Technology Inc.                1.9    7. Biotechnology                  4.1

 8. Pfizer Inc.                              1.9    8. Networking Equipment           3.1

 9. Univision Communications Inc. - Class A  1.8    9. Speciality Stores              2.9

10. VERITAS Software Corp.                   1.7   10. Application Software           2.9

TOTAL NET ASSETS: $41.2 MILLION              TOTAL HOLDINGS: 97

The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.
==========================================================================================

                      AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

   Financial services stocks stand to benefit as baby boomers save for their children's college expenses and invest for their own retirement. These stocks also are poised to benefit from long-term growth in the stock market, from a growing middle class and from greater economic democratization around the world.

   Health care stocks have the potential to do well as baby boomers age. Despite their current short-term difficulties, pharmaceutical and other health-care-related companies stand to benefit from new drug discoveries, new medical procedures and an aging population, both in the United States and abroad.

   Consumer discretionary stocks have performed well throughout the reporting period. Retail and restaurant stocks in particular have shown strength as consumers have continued to spend despite uncertain economic conditions.


WHAT ARE SOME INDIVIDUAL STOCKS THAT AFFECTED FUND PERFORMANCE?

We'll mention three stocks--two of which helped performance and one that has lagged but still has long-term appeal.

   o Bank of America is the nation's third-largest, and first coast-to-coast, bank. Its leadership position in fast-growing markets (including California and Florida), its presence in nearly 40 countries and its expansion into the credit card services and asset management industries makes this an appealing long-term investment.

   o Kohl's has been a standout in the strong retail apparel industry. By selling name-brand products at discounted prices, it has managed to lure shoppers from traditional department stores and malls. Kohl's operates 420 stores in 32 states and has reported earnings growth of more than 30% per year for six straight years.

   o Pfizer ranks among the five largest drug makers in the world, and the company offers a number of blockbuster prescription drugs as well as a host of consumer products. Pfizer seems well positioned to benefit from an aging population, but like many large pharmaceutical companies, its stock price has been under pressure as investors worry about some popular prescription drugs losing patent protection.


WHAT WERE CONDITIONS LIKE AT THE CLOSE OF THE REPORTING PERIOD?

In June, the Fed acknowledged that the economy was growing, albeit moderately and somewhat unevenly. The Fed cited continued improvement in the manufacturing sector, increased semiconductor orders, and continued strength in the residential real estate market. But it also found that manufacturing gains were uneven across industries, telecommunications equipment sales remained weak, and commercial real estate markets were sluggish.

   Unemployment, a lagging economic indicator, rose to 5.9% in June and revised figures showed that May was the first month with job gains in this recovery. Job creation is important because consumers account for two-thirds of the economy; if spending slows, the recovery could falter.

   In the last several weeks of the reporting period, a lack of investor confidence overshadowed generally improving economic statistics. What corporations, investment firms and government officials do in the months ahead to bolster investor confidence will help determine stock market performance going forward.

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 6/30/02

================================================================================

SERIES I SHARES
Inception (12/29/99)       -27.50%
 1 Year                    -30.59

SERIES II SHARES
Inception (11/7/01)        -16.14%*

* Because Series II shares have been available for less than a year, total return shown is cumulative total return that has not been annualized.

Past performance cannot guarantee comparable future results. DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

PORTFOLIO MANAGEMENT TEAM

LANNY H. SACHNOWITZ (LEAD MANAGER)
EDGAR M. LARSEN

--------------------------------------------------------------------------------
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND SEEKS LONG-TERM GROWTH OF CAPITAL.

   THE PERFORMANCE FIGURES SHOWN HERE, WHICH REPRESENT AIM V.I. DENT DEMOGRAPHIC TRENDS FUND SERIES I AND SERIES II SHARES, ARE NOT INTENDED TO REFLECT ACTUAL ANNUITY VALUES. THEY DO NOT REFLECT CHARGES AT THE SEPARATE-ACCOUNT LEVEL, AND THESE CHARGES WOULD LOWER THE TOTAL RETURN. THE FUND'S PERFORMANCE FIGURES ARE HISTORICAL, AND THEY REFLECT FUND EXPENSES, THE REINVESTMENT OF DISTRIBUTIONS AND CHANGES IN NET ASSET VALUE. THE FUND'S INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

   HARRY S. DENT JR.'S STOCK MARKET SCENARIO IS BASED ON HISTORICAL DATA AND REPRESENTS HIS OPINION. UNFORESEEN EVENTS SUCH AS RISING INFLATION, DECLINING PRODUCTIVITY, IRREGULAR SPENDING AND SERVICE PATTERNS AND OTHER SOCIAL, POLITICAL AND ECONOMIC UNCERTAINTY COULD AFFECT CORPORATE EARNINGS AND THE STOCK MARKET, NEGATIVELY ALTERING DENT'S VIEW.

   INVESTING IN SMALL AND MID-SIZE COMPANIES MAY INVOLVE RISKS NOT ASSOCIATED WITH INVESTING IN MORE ESTABLISHED COMPANIES. ALSO, SMALL COMPANIES MAY HAVE BUSINESS RISK, SIGNIFICANT STOCK-PRICE FLUCTUATIONS AND ILLIQUIDITY.

   THE UNMANAGED RUSSELL 3000 INDEX REPRESENTS THE PERFORMANCE OF THE BROAD MARKET. THE GROWTH SEGMENT OF THIS INDEX INCLUDES COMPANIES WITH HIGHER PRICE/BOOK RATIOS AND FORECASTED GROWTH VALUES, WHILE THE VALUE SEGMENT INCLUDES COMPANIES WITH LOWER PRICE/BOOK RATIOS AND FORECASTED GROWTH VALUES.

   AN INVESTMENT CANNOT BE MADE IN AN INDEX. UNLESS OTHERWISE INDICATED, INDEX RESULTS INCLUDE REINVESTED DIVIDENDS, AND THEY DO NOT REFLECT SALES CHARGES OR FUND EXPENSES.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)

                                                              MARKET
                                                SHARES         VALUE
DOMESTIC COMMON STOCKS-83.70%

ADVERTISING-2.20%

Lamar Advertising Co.(a)                          17,000    $   632,570
-----------------------------------------------------------------------
Omnicom Group Inc.                                 6,000        274,800
=======================================================================
                                                                907,370
=======================================================================

APPAREL RETAIL-1.69%

AnnTaylor Stores Corp.(a)                         12,000        304,680
-----------------------------------------------------------------------
Limited, Inc. (The)                               18,500        394,050
=======================================================================
                                                                698,730
=======================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.73%

Coach, Inc.(a)                                     5,500        301,950
=======================================================================

APPLICATION SOFTWARE-2.89%

Activision, Inc.(a)(b)                            12,000        348,720
-----------------------------------------------------------------------
BEA Systems, Inc.(a)                              30,000        282,300
-----------------------------------------------------------------------
Electronic Arts Inc.(a)(b)                         8,500        561,425
=======================================================================
                                                              1,192,445
=======================================================================

BANKS-2.51%

Bank of America Corp.                              8,500        598,060
-----------------------------------------------------------------------
Investors Financial Services Corp.                13,000        436,020
=======================================================================
                                                              1,034,080
=======================================================================

BIOTECHNOLOGY-4.07%

Amgen Inc.(a)                                     14,000        586,320
-----------------------------------------------------------------------
BioMarin Pharmaceuticals Inc.(a)                  13,500         70,456
-----------------------------------------------------------------------
Cephalon, Inc.(a)                                  7,000        316,400
-----------------------------------------------------------------------
Gilead Sciences, Inc.(a)                           9,500        312,360
-----------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                      5,500        194,975
-----------------------------------------------------------------------
Transkaryotic Therapies, Inc.(a)                   5,500        198,275
=======================================================================
                                                              1,678,786
=======================================================================

BREWERS-0.76%

Coors (Adolph) Co.-Class B                         5,000        311,500
=======================================================================

BROADCASTING & CABLE TV-2.64%

Univision Communications Inc.-Class A(a)          23,000        722,200
-----------------------------------------------------------------------
Westwood One, Inc.(a)                             11,000        367,620
=======================================================================
                                                              1,089,820
=======================================================================

COMPUTER & ELECTRONICS RETAIL-0.66%

Best Buy Co., Inc.(a)                              7,500        272,250
=======================================================================

COMPUTER HARDWARE-2.07%

Dell Computer Corp.(a)                            21,500        562,010
-----------------------------------------------------------------------

                                                              MARKET
                                                SHARES         VALUE
COMPUTER HARDWARE-(CONTINUED)

Hewlett-Packard Co.                               19,000    $   290,320
=======================================================================
                                                                852,330
=======================================================================

COMPUTER STORAGE & PERIPHERALS-1.35%

EMC Corp.(a)                                      37,500        283,125
-----------------------------------------------------------------------
Lexmark International, Inc.(a)                     5,000        272,000
=======================================================================
                                                                555,125
=======================================================================

CONSUMER FINANCE-0.89%

Capital One Financial Corp.                        6,000        366,300
=======================================================================

DATA PROCESSING SERVICES-2.74%

BISYS Group, Inc. (The)(a)                        21,000        699,300
-----------------------------------------------------------------------
Sabre Holdings Corp.                              12,000        429,600
=======================================================================
                                                              1,128,900
=======================================================================

DEPARTMENT STORES-0.51%

Kohl's Corp.(a)                                    3,000        210,240
=======================================================================

DERIVATIVES-2.18%

Nasdaq-100 Index Tracking Stock(a)                34,500        900,105
=======================================================================

DIVERSIFIED FINANCIAL SERVICES-7.84%

American Express Co.                              11,500        417,680
-----------------------------------------------------------------------
Citigroup Inc.                                    14,000        542,500
-----------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                    6,500        476,775
-----------------------------------------------------------------------
J.P. Morgan Chase & Co.                            7,500        254,400
-----------------------------------------------------------------------
Morgan Stanley                                     8,500        366,180
-----------------------------------------------------------------------
Schwab (Charles) Corp. (The)                      23,000        257,600
-----------------------------------------------------------------------
SLM Corp.                                          6,000        581,400
-----------------------------------------------------------------------
Stilwell Financial, Inc.                          18,500        336,700
=======================================================================
                                                              3,233,235
=======================================================================

FOOD RETAIL-0.53%

Whole Foods Market, Inc.(a)                        4,500        216,990
=======================================================================

GENERAL MERCHANDISE STORES-1.25%

Target Corp.                                      13,500        514,350
=======================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-1.83%

AmerisourceBergen Corp.                            4,500        342,000
-----------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)            9,000        410,850
=======================================================================
                                                                752,850
=======================================================================

HEALTH CARE EQUIPMENT-2.11%

Baxter International Inc.                          8,500        377,825
-----------------------------------------------------------------------
St. Jude Medical, Inc.(a)                          3,500        258,475
-----------------------------------------------------------------------

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

                                                              MARKET
                                                SHARES         VALUE
HEALTH CARE EQUIPMENT-(CONTINUED)

Zimmer Holdings, Inc.(a)                           6,500    $   231,790
=======================================================================
                                                                868,090
=======================================================================

HEALTH CARE FACILITIES-1.56%

Tenet Healthcare Corp.(a)                          2,500        178,875
-----------------------------------------------------------------------
Triad Hospitals, Inc.(a)                          11,000        466,180
=======================================================================
                                                                645,055
=======================================================================

HOMEBUILDING-1.00%

KB HOME                                            4,000        206,040
-----------------------------------------------------------------------
Toll Brothers, Inc.(a)                             7,000        205,100
=======================================================================
                                                                411,140
=======================================================================

HOTELS, RESORTS & CRUISE LINES-1.74%

Royal Caribbean Cruises Ltd.                      25,000        487,500
-----------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.          7,000        230,230
=======================================================================
                                                                717,730
=======================================================================

HOUSEHOLD PRODUCTS-1.19%

Procter & Gamble Co. (The)                         5,500        491,150
=======================================================================

IT CONSULTING & SERVICES-0.69%

Affiliated Computer Services, Inc.-Class A(a)      1,500         71,220
-----------------------------------------------------------------------
SunGard Data Systems Inc.(a)                       8,000        211,840
=======================================================================
                                                                283,060
=======================================================================

MANAGED HEALTH CARE-1.82%

Anthem, Inc.(a)                                    3,000        202,440
-----------------------------------------------------------------------
UnitedHealth Group Inc.                            6,000        549,300
=======================================================================
                                                                751,740
=======================================================================

MOTORCYCLE MANUFACTURERS-0.99%

Harley-Davidson, Inc.                              8,000        410,160
=======================================================================

MULTI-LINE INSURANCE-2.80%

American International Group, Inc.                13,000        886,990
-----------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)      4,500        267,615
=======================================================================
                                                              1,154,605
=======================================================================

NETWORKING EQUIPMENT-3.08%

Brocade Communications Systems, Inc.(a)           18,000        314,640
-----------------------------------------------------------------------
Cisco Systems, Inc.(a)                            68,500        955,575
=======================================================================
                                                              1,270,215
=======================================================================

PHARMACEUTICALS-5.21%

ICN Pharmaceuticals, Inc.                         18,000        435,780
-----------------------------------------------------------------------
Johnson & Johnson                                 18,000        940,680
-----------------------------------------------------------------------
Pfizer Inc.                                       22,000        770,000
=======================================================================
                                                              2,146,460
=======================================================================

RESTAURANTS-2.08%

Brinker International, Inc.(a)                     9,500        301,625
-----------------------------------------------------------------------
Starbucks Corp.(a)                                 9,500        236,075
-----------------------------------------------------------------------

                                                              MARKET
                                                SHARES         VALUE
RESTAURANTS-(CONTINUED)

Yum! Brands, Inc.(a)                              11,000    $   321,750
=======================================================================
                                                                859,450
=======================================================================

SEMICONDUCTOR EQUIPMENT-4.20%

Applied Materials, Inc.(a)                        56,000      1,065,120
-----------------------------------------------------------------------
Lam Research Corp.(a)                             37,000        665,260
=======================================================================
                                                              1,730,380
=======================================================================

SEMICONDUCTORS-6.31%

Analog Devices, Inc.(a)                           14,500        430,650
-----------------------------------------------------------------------
Integrated Circuit Systems, Inc.(a)               11,500        232,185
-----------------------------------------------------------------------
Linear Technology Corp.                            7,500        235,725
-----------------------------------------------------------------------
Microchip Technology Inc.(a)(b)                   28,500        781,755
-----------------------------------------------------------------------
Micron Technology, Inc.(a)                        21,000        424,620
-----------------------------------------------------------------------
Texas Instruments Inc.                            21,000        497,700
=======================================================================
                                                              2,602,635
=======================================================================

SOFT DRINKS-0.70%

PepsiCo, Inc.                                      6,000        289,200
=======================================================================

SPECIALTY STORES-2.89%

Bed Bath & Beyond Inc.(a)                          7,000        264,180
-----------------------------------------------------------------------
Blockbuster Inc.-Class A                          10,000        269,000
-----------------------------------------------------------------------
Staples, Inc.(a)                                  21,000        413,700
-----------------------------------------------------------------------
Tiffany & Co.                                      7,000        246,400
=======================================================================
                                                              1,193,280
=======================================================================

SYSTEMS SOFTWARE-4.49%

Microsoft Corp.(a)                                21,000      1,148,700
-----------------------------------------------------------------------
VERITAS Software Corp.(a)                         35,500        702,545
=======================================================================
                                                              1,851,245
=======================================================================

TELECOMMUNICATIONS EQUIPMENT-1.50%

Motorola, Inc.                                    43,000        620,060
=======================================================================
    Total Domestic Common Stocks (Cost
      $36,852,509)                                           34,513,011
=======================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-11.18%

AUSTRALIA-0.49%

CSL Ltd. (Pharmaceuticals)                        11,000        199,485
=======================================================================

BERMUDA-1.50%

Accenture Ltd.-Class A (IT Consulting &
  Services)(a)                                    19,000        361,000
-----------------------------------------------------------------------
Marvell Technology Group Ltd.
  (Semiconductors)(a)                             13,000        258,570
=======================================================================
                                                                619,570
=======================================================================

GERMANY-1.04%

Porsche A.G.-Pfd. (Automobile Manufacturers)         900        430,320
=======================================================================

ISRAEL-0.69%

Taro Pharmaceutical Industries Ltd.
  (Pharmaceuticals)(a)                            11,500        281,980
=======================================================================

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

                                                              MARKET
                                                SHARES         VALUE

MEXICO-0.98%

Wal-Mart de Mexico S.A. de C.V.-Series V
  (General Merchandise Stores)                   175,000    $   404,767
=======================================================================

SOUTH KOREA-2.17%

Kookmin Bank (Banks)                              10,000        485,453
-----------------------------------------------------------------------
Samsung Electronics Co., Ltd. (Electronic
  Equipment & Instruments)                         1,500        410,224
=======================================================================
                                                                895,677
=======================================================================

SWITZERLAND-1.04%

Alcon, Inc. (Health Care Supplies)(a)             12,500        428,125
=======================================================================

TAIWAN-1.70%

ASE Test Ltd. (Semiconductor Equipment)(a)        30,000        291,000
-----------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Semiconductors)                       31,500        409,500
=======================================================================
                                                                700,500
=======================================================================

                                                              MARKET
                                                SHARES         VALUE

UNITED KINGDOM-1.57%

Reckitt Benckiser PLC (Household Products)        17,000    $   306,418
-----------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks)          12,000        341,809
=======================================================================
                                                                648,227
=======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $5,119,035)                             4,608,651
=======================================================================

MONEY MARKET FUNDS-5.44%

STIC Liquid Assets Portfolio(c)                1,122,092      1,122,092
-----------------------------------------------------------------------
STIC Prime Portfolio(c)                        1,122,092      1,122,092
=======================================================================
    Total Money Market Funds (Cost
      $2,244,184)                                             2,244,184
=======================================================================
TOTAL INVESTMENTS-100.32% (Cost $44,215,728)                 41,365,846
=======================================================================
OTHER ASSETS LESS LIABILITIES-(0.32%)                          (133,462)
=======================================================================
NET ASSETS-100.00%                                          $41,232,384
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt
Pfd. - Preferred

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 8.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $44,215,728)                                  $41,365,846
-----------------------------------------------------------
Foreign currencies, at value (cost $208,359)        215,317
-----------------------------------------------------------
Receivables for:
  Investments sold                                1,045,782
-----------------------------------------------------------
  Fund shares sold                                   78,515
-----------------------------------------------------------
  Dividends                                           7,459
-----------------------------------------------------------
Investment for deferred compensation plan            13,692
===========================================================
    Total assets                                 42,726,611
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           1,388,164
-----------------------------------------------------------
  Fund shares reacquired                              9,561
-----------------------------------------------------------
  Options written (premiums received
    $25,689)                                         21,775
-----------------------------------------------------------
  Deferred compensation plan                         13,692
-----------------------------------------------------------
Accrued administrative services fees                 19,480
-----------------------------------------------------------
Accrued distribution fees -- Series II                6,228
-----------------------------------------------------------
Accrued transfer agent fees                           2,623
-----------------------------------------------------------
Accrued trustees' fees                                2,069
-----------------------------------------------------------
Accrued operating expenses                           30,635
===========================================================
    Total liabilities                             1,494,227
===========================================================
Net assets applicable to shares outstanding     $41,232,384
___________________________________________________________
===========================================================

NET ASSETS:

Series I                                        $32,298,356
___________________________________________________________
===========================================================
Series II                                       $ 8,934,028
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                          7,221,535
___________________________________________________________
===========================================================
Series II                                         2,000,969
___________________________________________________________
===========================================================
Series I:
  Net asset value per share                     $      4.47
___________________________________________________________
===========================================================
Series II:
  Net asset value per share                     $      4.46
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax
  of $637)                                     $     94,402
-----------------------------------------------------------
Dividends from affiliated money market
  funds                                              20,365
-----------------------------------------------------------
Interest                                                299
===========================================================
    Total investment income                         115,066
===========================================================

EXPENSES:

Advisory fees                                       191,719
-----------------------------------------------------------
Administrative services fees                         74,651
-----------------------------------------------------------
Custodian fees                                       24,466
-----------------------------------------------------------
Distribution fees -- Series II                        9,945
-----------------------------------------------------------
Transfer agent fees                                   8,723
-----------------------------------------------------------
Trustees' fees                                        4,619
-----------------------------------------------------------
Other                                                 2,324
===========================================================
    Total expenses                                  316,447
===========================================================
Less: Fees waived                                   (17,075)
-----------------------------------------------------------
    Expenses paid indirectly                           (120)
===========================================================
    Net expenses                                    299,252
===========================================================
Net investment income (loss)                       (184,186)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          (5,691,846)
-----------------------------------------------------------
  Foreign currencies                                    895
-----------------------------------------------------------
  Option contracts written                           19,814
===========================================================
                                                 (5,671,137)
===========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (4,158,789)
-----------------------------------------------------------
  Foreign currencies                                  6,958
-----------------------------------------------------------
  Option contracts written                            3,914
===========================================================
                                                 (4,147,917)
===========================================================
Net gain (loss) from investment securities,
  foreign currencies and option contracts        (9,819,054)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                    $(10,003,240)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND THE YEAR ENDED DECEMBER 31, 2001 (UNAUDITED)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2002            2001
                                                                --------      ------------
OPERATIONS:

  Net investment income (loss)                                $   (184,186)   $   (300,500)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                     (5,671,137)    (19,619,786)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                   (4,147,917)      4,534,865
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (10,003,240)    (15,385,421)
==========================================================================================
Share transactions-net:
  Series I                                                       1,167,494      13,305,828
------------------------------------------------------------------------------------------
  Series II                                                      7,289,827       3,558,308
==========================================================================================
    Net increase (decrease) in net assets                       (1,545,919)      1,478,715
==========================================================================================

NET ASSETS:

  Beginning of period                                           42,778,303      41,299,588
==========================================================================================
  End of period                                               $ 41,232,384    $ 42,778,303
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 75,865,129    $ 67,407,808
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (196,664)        (12,478)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and option contracts        (31,597,071)    (25,925,934)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies and option contracts         (2,839,010)      1,308,907
==========================================================================================
                                                              $ 41,232,384    $ 42,778,303
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Dent Demographic Trends Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to seek growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating life insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

       The Fund's capital loss carryforward of $24,127,497 as of December 31, 2001 expires as follows:

   CAPITAL LOSS
   CARRYFORWARD     EXPIRATION
   ------------     ----------
   $ 3,120,883   December 31, 2008
   -------------------------------
    21,006,614   December 31, 2009
   ===============================
   $24,127,497
   _______________________________
   ===============================


E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

H. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). H.S. Dent Advisors, Inc. ("H.S. Dent") is the Fund's subadvisor. Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the first $2 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily net assets in excess of $2 billion. Under the terms of a subadvisory agreement between AIM and H.S. Dent, AIM pays H.S. Dent at the annual rate of 0.13% of the first $1 billion of the Fund's average daily net assets, plus 0.10% of the next $1 billion of the Fund's average daily net assets, plus 0.07% of the Fund's average daily net assets exceeding $2 billion. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from affiliated money market funds of which the Fund has invested. For the six months ended June 30, 2002, AIM waived fees of $13,097.

  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2002, the Fund paid AIM $74,651 of which AIM retained $24,795 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2002, AFS was paid $6,172 for such services.

  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%. For the six months ended June 30, 2002, the Series II shares paid AIM Distributors $5,967 as compensation under the Plan and reimbursed fees of $3,978.

  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.

  During the six months ended June 30, 2002, the Fund paid legal fees of $1,298 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2002, the Fund received reductions in custodian fees of $120 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $120.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.


NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                            2001     2000
                                            -----    ----
Distributions paid from ordinary income     $ --     $477
_________________________________________________________
=========================================================


  As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforward                      $(24,127,497)
-----------------------------------------------------------
Unrealized appreciation (depreciation)             (502,008)
===========================================================
                                               $(24,629,505)
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and futures contracts, and other deferrals.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2002 was $50,019,788 and $41,630,711, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $ 1,883,663
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (4,984,542)
===========================================================
Net unrealized appreciation (depreciation)
  of investment securities                      $(3,100,879)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $44,466,725.


NOTE 8--CALL OPTION CONTRACTS

Transactions in call options written during the six months ended June 30, 2002 are summarized as follows:

                                                              CALL OPTION CONTRACTS
                                                              ---------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
                                                              ---------    --------
Beginning of period                                               --       $     --
-----------------------------------------------------------------------------------
Written                                                          540         60,510
-----------------------------------------------------------------------------------
Closed                                                          (380)       (34,821)
===================================================================================
End of period                                                    160       $ 25,689
___________________________________________________________________________________
===================================================================================


  Open call option contracts written at June 30, 2002 were as follows:

                                                                                                   JUNE 30,       UNREALIZED
                                                      CONTRACT   STRIKE   NUMBER OF   PREMIUMS       2002        APPRECIATION
ISSUE                                                  MONTH     PRICE    CONTRACTS   RECEIVED   MARKET VALUE   (DEPRECIATION)
-----                                                 --------   ------   ---------   --------   ------------   --------------
Activision, Inc.                                       Jul-02     $30         60      $10,037      $ 5,250         $ 4,787
------------------------------------------------------------------------------------------------------------------------------
Electronic Arts Inc.                                   Jul-02      65         35        9,345       10,675          (1,330)
------------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                              Jul-02      30         65        6,307        5,850             457
==============================================================================================================================
                                                                             160      $25,689      $21,775         $ 3,914
______________________________________________________________________________________________________________________________
==============================================================================================================================

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

NOTE 9--SHARE INFORMATION


Changes in shares outstanding during the six months ended June 30, 2002 and the year ended December 31, 2001 were as follows:

                                                                  SIX MONTHS ENDED                YEAR ENDED
                                                                    JUNE 30, 2002              DECEMBER 31, 2001
                                                              -------------------------    -------------------------
                                                                SHARES        AMOUNT         SHARES        AMOUNT
                                                              ----------    -----------    ----------    -----------
Sold:
  Series I                                                     1,508,608    $ 7,975,508     3,450,817    $22,216,215
--------------------------------------------------------------------------------------------------------------------
  Series II*                                                   1,861,721      9,883,144       652,411      3,648,439
====================================================================================================================
Reacquired:
  Series I                                                    (1,304,482)    (6,808,014)   (1,465,801)    (8,910,387)
--------------------------------------------------------------------------------------------------------------------
  Series II*                                                    (496,877)    (2,593,317)      (16,286)       (90,131)
====================================================================================================================
                                                               1,568,970    $ 8,457,321     2,621,141    $16,864,136
____________________________________________________________________________________________________________________
====================================================================================================================

* Series II shares commenced sales on November 7, 2001.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         SERIES I
                                                              --------------------------------------------------------------
                                                                                                           DECEMBER 29, 1999
                                                              SIX MONTHS            YEAR ENDED             (DATE OPERATIONS
                                                                ENDED              DECEMBER 31,              COMMENCED) TO
                                                               JUNE 30,        ---------------------         DECEMBER 31,
                                                                 2002           2001          2000               1999
                                                              ----------       -------       -------       -----------------
Net asset value, beginning of period                           $  5.59         $  8.21       $ 10.00            $10.00
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)          (0.05)(a)     (0.07)(a)            --
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (1.10)          (2.57)        (1.72)               --
============================================================================================================================
    Total from investment operations                             (1.12)          (2.62)        (1.79)               --
============================================================================================================================
Net asset value, end of period                                 $  4.47         $  5.59       $  8.21            $10.00
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                 (20.04)%        (31.91)%      (17.90)%              --
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $32,298         $39,226       $41,300            $1,000
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.30%(c)        1.38%         1.40%             1.40%(d)
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             1.36%(c)        1.44%         1.63%            12.58%(d)
============================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.79)%(c)      (0.79)%       (0.69)%            2.96%(d)
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                             98%            144%           92%               --
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $37,463,826.
(d)  Annualized.

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

                                                                          SERIES II
                                                              ---------------------------------
                                                                               NOVEMBER 7, 2001
                                                              SIX MONTHS         (DATE SALES
                                                                ENDED           COMMENCED) TO
                                                               JUNE 30,          DECEMBER 31,
                                                                 2002                2001
                                                              ----------       ----------------
Net asset value, beginning of period                           $  5.58              $ 5.33
-----------------------------------------------------------------------------------------------

Income from investment operations:
  Net investment income (loss)                                   (0.02)              (0.01)(a)
-----------------------------------------------------------------------------------------------

  Net gains (losses) on securities (both realized and
    unrealized)                                                  (1.10)               0.26
===============================================================================================

    Total from investment operations                             (1.12)               0.25
===============================================================================================



Net asset value, end of period                                 $  4.46              $ 5.58
_______________________________________________________________________________________________
===============================================================================================

Total return(b)                                                 (20.07)%              4.69%
_______________________________________________________________________________________________
===============================================================================================

Ratios/supplemental data:

Net assets, end of period (000s omitted)                       $ 8,934              $3,552
_______________________________________________________________________________________________
===============================================================================================

Ratio of expenses to average net assets:
  With fee waivers                                                1.45%(c)            1.45%(d)
-----------------------------------------------------------------------------------------------

  Without fee waivers                                             1.61%(c)            1.61%(d)
===============================================================================================

Ratio of net investment income (loss) to average net assets      (0.94)%(c)          (0.85)%(d)
_______________________________________________________________________________________________
===============================================================================================

Portfolio turnover rate                                             98%                144%
_______________________________________________________________________________________________
===============================================================================================


(a)  Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $8,022,080.
(d)  Annualized.

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

AS OF JUNE 30, 2002

BOARD OF TRUSTEES       OFFICERS                              OFFICE OF THE FUND

Robert H. Graham        Robert H. Graham                      11 Greenway Plaza
                        Chairman and President                Suite 100
Frank S. Bayley                                               Houston, TX 77046
                        Carol F. Relihan
Bruce L. Crockett       Senior Vice President and Secretary   INVESTMENT ADVISOR

Albert R. Dowden        Gary T. Crum                          A I M Advisors, Inc.
                        Senior Vice President                 11 Greenway Plaza
Edward K. Dunn, Jr.                                           Suite 100
                        Dana R. Sutton                        Houston, TX 77046
Jack M. Fields          Vice President and Treasurer
                                                              SUB-ADVISOR
Carl Frischling         Robert G. Alley
                        Vice President                        H.S. Dent Advisors, Inc.
Prema Mathai-Davis                                            6515 Gwin Road
                        Stuart W. Coco                        Oakland, CA 94611
Lewis F. Pennock        Vice President
                                                              TRANSFER AGENT
Ruth H. Quigley         Melville B. Cox
                        Vice President                        A I M Fund Services, Inc.
Louis S. Sklar                                                P.O. Box 4739
                        Karen Dunn Kelley                     Houston, TX 77210-4739
                        Vice President
                                                              CUSTODIAN
                        Edgar M. Larsen
                        Vice President                        State Street Bank and Trust Company
                                                              225 Franklin Street
                                                              Boston, MA 02110

                                                              COUNSEL TO THE FUNDS

                                                              Foley & Lardner
                                                              3000 K N.W., Suite 500
                                                              Washington, D.C. 20007

                                                              COUNSEL TO THE TRUSTEES

                                                              Kramer, Levin, Naftalis & Frankel LLP
                                                              919 Third Avenue
                                                              New York, NY 10022

                                                              DISTRIBUTOR

                                                              A I M Distributors, Inc.
                                                              11 Greenway Plaza
                                                              Suite 100
                                                              Houston, TX 77046



                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

                        AIM V.I. DIVERSIFIED INCOME FUND

FUND STRUGGLES AS MARKET REMAINS UNSETTLED

HOW DID THE FUND PERFORM DURING THE PERIOD?

After a spurt of rapid growth in the first quarter of 2002, the U.S. economy dropped back to a slower expansion rate in the second quarter. Bond prices slid as investors moved money into stocks during the early months, then improved as they retrenched later. For the six months ended June 30, 2002, AIM V.I. Diversified Income Fund returned -1.53% for Series I shares. Series II shares, which have been offered only since March 14, 2002, returned 0.11%.

   The Lehman Aggregate Bond Index, a broad market index that returned 3.79% for the reporting period, is used as the fund's benchmark. However, it is an inexact fit for the fund's portfolio, as it contains only domestic investment-grade bonds, while the fund also holds lower-rated and foreign bonds. Lower-rated bonds, as measured by the Lehman High Yield Index, returned -4.84%. The fund and these indexes performed far better than the stock market, where sharp losses left the S&P 500's return at -13.15% year to date as of June 30, 2002.

WHAT SHAPED THE ECONOMIC CLIMATE DURING THE PERIOD?

The U.S. economy expanded at an unexpectedly vigorous 5.0% annual rate in the first quarter, then dropped back in the second quarter to a more moderate pace, estimated by the U.S. Commerce Department at 1.1%.

   Companies replenished inventory during the first quarter but continued postponing capital expenditures, as nervous executives waited to see stronger profit margins before incurring additional costs. However, consumer spending remained remarkably strong, especially for cars and homes, as loan interest rates remained low.

   Interest rates for auto loans and mortgages are strongly affected by the target federal funds rate. Having lowered that key interest rate to 1.75% during 2001, the Federal Reserve Board (the Fed) left it unchanged through the first two quarters of 2002, since inflation remained low. This was a favorable condition for fixed-income securities, whose values move inversely to interest rates.

HOW DID THESE CONDITIONS AFFECT THE BOND MARKET?

During the first quarter's rapid growth, there was concern that inflation would rise, prompting the Fed to raise short-term interest rates. Accordingly, the prices of investment-grade bonds sagged during March but rebounded as April's slowing growth made a Fed rate increase appear less likely.
For the period as a whole, the areas of the domestic bond market that did best were investment-grade corporate bonds and especially Treasury and municipal bonds. Foreign bonds in general outperformed their domestic counterparts. Non-U.S.-dollar denominated bonds did better than those denominated in U.S. dollars, which were undercut as the dollar weakened in the latter part of the period. High-yield bonds, which have many stock-like characteristics, had a couple of good months but otherwise declined sharply along with stocks.

PORTFOLIO COMPOSITION

As of 6/30/02, based on total net assets


===================================================================================================================================
TOP 10 HOLDINGS                        COUPON   MATURITY  PERCENT                      TOP 10 INDUSTRIES
-----------------------------------------------------------------------------------------------------------------------------------

 1.  Waste Management, Inc.              7.10      8/26      1.5%    1.  Electric Utilities                               11.7

 2.  CSX Corp.                           7.25      5/27      1.5     2.  Broadcasting & Cable TV                          10.4

 3.  Germany (Federal Republic of)       5.25      1/11      1.3     3.  Diversified Financial Services                    8.6

 4.  AIG SunAmerica Global Financing VI  6.30      5/11      1.3     4.  Banks                                             6.9

 5.  News America Holdings, Inc.         9.25      2/13      1.2     5.  Oil & Gas Exploration & Production                5.6

 6.  Niagara Mohawk Power Corp.          8.50      7/10      1.2     6.  Gas Utilities                                     3.2

 7.  Wachovia Corp.                      7.50      4/35      1.2     7.  Real Estate Investment Trusts                     3.2

 8.  CSC Holdings Inc.                   7.88     12/07      1.1     8.  Oil & Gas Refining, Marketing & Transportation    2.9

 9.  Pennzoil - Quaker State Co.         7.38      4/29      1.1     9.  Publishing                                        2.8

10. Citigroup Inc.                      6.63      6/32       1.1    10. Environmental Services                            2.3
===================================================================================================================================
PORTFOLIO STATISICS
-----------------------------------------------------------------------------------------------------------------------------------
Total Holdings                    227

Total Net Assets          $73,677,987

Average Credit Rating               A

Average Maturity          13.66 years

Av. Mod. Duration         6.480 years

Percent Investment-Grade        79.74%

Percent High-Yield              19.23%

The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.
===================================================================================================================================

                        AIM V.I. DIVERSIFIED INCOME FUND

WHAT CHANGES DID YOU MAKE IN THE FUND?

Within the corporate segment of the portfolio, we increased industrials substantially because they were the period's strongest performers, and pared back financial and utility holdings.

   We stood firm in the fund's ongoing strategy of seeking income consistent with capital preservation. To achieve this, we maintained an average investment-grade rating with broad diversification. The majority of our holdings (usually 75-80%) are either high-quality corporate bonds or fixed-income securities issued by U.S. and foreign governments. In addition, we offer exposure to bonds rated below investment grade (typically about 20% of the portfolio) to obtain their higher yields.

   During this period, the investment-grade portion performed well, but the high-yield market did poorly and detracted from the fund's performance. Indeed, the high-yield holdings were the primary reason the fund's returns slipped into the negative during the period. In response, we increased our higher-quality holdings, raising the portfolio's average credit rating to A. This helps position the fund for an economic recovery, which is likely to spur rising interest rates eventually.

COULD YOU DISCUSS SOME SPECIFIC HOLDINGS?

Here are two with which we have been particularly impressed during the current period.

   o CSX Corp. is a global freight transportation company with principal business units providing rail, ship and intermodal container shipping. Since September 11, CSX and other providers of surface transportation have benefited from increased demand to carry goods that previously traveled by air.

   o Waste Management, Inc., formerly WMX Technologies, is a major player in the waste-management industry, operating in the continental United States and parts of Canada. Along with landfills for solid waste disposal, it operates recycling facilities and waste-to-energy conversion plants. As consumers and industry generate increasing amounts of refuse, its transportation and disposal have become a critical service.

HOW DID THE ECONOMY AND THE MARKET STAND AT THE END OF THE PERIOD?

Economic conditions were improving, but markets remained unsettled. In June, the Fed commented that "overall economic activity expanded at a moderate pace in late April and May." However, a June decline in the University of Michigan's Index of Consumer Sentiment indicated that a consumer spending pullback might occur.

   Investors remained anxious about global terrorism and questionable corporate accounting practices. Bond prices benefited as jittery investors moved money from stocks to bonds. Favoring Treasuries because they distrusted corporations, they drove up the yield spread for corporate bonds.

   Over the near term, investor overreaction to any news, good or bad, appears likely to cause continued volatility. However, the Fed's recent statements indicate no haste to raise the fed funds rate, and bonds typically benefit from stable interest rates and moderate growth.

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 6/30/02

================================================================================
SERIES I SHARES

Inception (5/5/93)         4.58%
 5 Years                   2.11
 1 Year                    0.62

SERIES II SHARES
Inception (3/14/02)        0.11%*

* BECAUSE SERIES II SHARES HAVE BEEN AVAILABLE FOR LESS THAN A YEAR, TOTAL RETURN SHOWN IS CUMULATIVE TOTAL RETURN THAT HAS NOT BEEN ANNUALIZED.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

PORTFOLIO MANAGEMENT TEAM

CO-MANAGERS:

ROBERT G. ALLEY
JAN H. FRIEDLI
CAROLYN L. GIBBS

--------------------------------------------------------------------------------
AIM V.I. DIVERSIFIED INCOME FUND SEEKS A HIGH LEVEL OF CURRENT INCOME BY INVESTING IN DOMESTIC AND FOREIGN BONDS, U.S. AND FOREIGN GOVERNMENT SECURITIES, AND LOWER-RATED U.S. CORPORATE BONDS (ALSO KNOWN AS "JUNK BONDS").

   THE PERFORMANCE FIGURES SHOWN HERE, WHICH REPRESENT AIM V.I. DIVERSIFIED INCOME FUND SERIES I AND SERIES II SHARES, ARE NOT INTENDED TO REFLECT ACTUAL ANNUITY VALUES. THEY DO NOT REFLECT CHARGES AT THE SEPARATE-ACCOUNT LEVEL, AND THESE CHARGES WOULD LOWER THE TOTAL RETURN. THE FUND'S PERFORMANCE FIGURES ARE HISTORICAL, AND THEY REFLECT FUND EXPENSES, THE REINVESTMENT OF DISTRIBUTIONS AND CHANGES IN NET ASSET VALUE. THE FUND'S INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

   U.S. TREASURY SECURITIES SUCH AS BILLS, NOTES AND BONDS OFFER A HIGH DEGREE OF SAFETY, AND THEY GUARANTEE THE TIMELY PAYMENT OF PRINCIPAL AND INTEREST IF HELD TO MATURITY. FUND SHARES ARE NOT INSURED, AND THEIR VALUE AND YIELD WILL VARY WITH MARKET CONDITIONS.

   INTERNATIONAL INVESTING PRESENTS CERTAIN RISKS NOT ASSOCIATED WITH INVESTING SOLELY IN THE UNITED STATES. THESE INCLUDE RISKS RELATING TO FLUCTUATIONS IN THE VALUE OF THE U.S. DOLLAR RELATIVE TO THE VALUES OF OTHER CURRENCIES, THE CUSTODY ARRANGEMENTS MADE FOR THE FUND'S FOREIGN HOLDINGS, DIFFERENCES IN ACCOUNTING, POLITICAL RISKS AND THE LESSER DEGREE OF PUBLIC INFORMATION REQUIRED TO BE PROVIDED BY NON-U.S. COMPANIES. THE FUND INVESTS IN HIGHER-YIELDING, LOWER-RATED CORPORATE BONDS, COMMONLY KNOWN AS JUNK BONDS, WHICH HAVE A GREATER RISK OF PRICE FLUCTUATION AND LOSS OF PRINCIPAL AND INCOME THAN DO U.S. GOVERNMENT SECURITIES (SUCH AS U.S. TREASURY BILLS AND BONDS, THE REPAYMENT OF PRINCIPAL AND INTEREST OF WHICH ARE GUARANTEED BY THE GOVERNMENT IF HELD TO MATURITY).

   THE FUND MAY PARTICIPATE IN THE INITIAL PUBLIC OFFERING (IPO) MARKET IN SOME MARKET CYCLES. BECAUSE OF THE FUND'S SMALL ASSET BASE, ANY INVESTMENT THE FUND MAY MAKE IN IPOS MAY SIGNIFICANTLY INCREASE THE FUND'S TOTAL RETURN. AS THE FUND'S ASSETS GROW, THE IMPACT OF IPO INVESTMENTS WILL DECLINE, WHICH MAY REDUCE THE EFFECT OF IPO INVESTMENTS ON THE FUND'S TOTAL RETURN.

   THE UNMANAGED LEHMAN AGGREGATE BOND INDEX, WHICH REPRESENTS THE U.S. INVESTMENT-GRADE FIXED-RATE BOND MARKET (INCLUDING GOVERNMENT AND CORPORATE SECURITIES, MORTGAGE PASS-THROUGH SECURITIES AND ASSET-BACKED SECURITIES), IS COMPILED BY LEHMAN BROTHERS, A WELL-KNOWN GLOBAL INVESTMENT BANK. THE UNMANAGED LEHMAN HIGH YIELD BOND INDEX, WHICH REPRESENTS THE PERFORMANCE OF HIGH-YIELD DEBT SECURITIES, IS COMPILED BY LEHMAN BROTHERS, A WELL-KNOWN GLOBAL INVESTMENT BANK. THE UNMANAGED STANDARD & POOR'S COMPOSITE INDEX OF 500 STOCKS (THE S&P
500) IS AN INDEX OF COMMON STOCKS FREQUENTLY USED AS A GENERAL MEASURE OF U.S. STOCK MARKET PERFORMANCE. AN INVESTMENT CANNOT BE MADE IN AN INDEX. UNLESS OTHER-WISE INDICATED, INDEX RESULTS INCLUDE REINVESTED DIVIDENDS, AND THEY DO NOT REFLECT SALES CHARGES OR FUND EXPENSES.

================================================================================
CALENDAR YEAR TOTAL RETURNS (%)                                  SERIES I SHARES
--------------------------------------------------------------------------------

1992     1993     1994     1995    1996    1997    1998    1999    2000   2001
----     ----     ----     ----    ----    ----    ----    ----    ----   ----
  --     6.05*   -5.07    19.02   10.19    9.39    3.58   -1.92    0.69   3.59
================================================================================

*return is from fund inception 5/5/93

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


                                               PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
U.S. DOLLAR DENOMINATED BONDS & NOTES-73.30%

AEROSPACE & DEFENSE-0.74%

Dunlop Standard Aerospace Holdings PLC
  (United Kingdom), Sr. Unsec. Sub. Yankee
  Notes, 11.88%, 05/15/09                      $  290,000    $   306,675
------------------------------------------------------------------------
Raytheon Co., Notes, 6.75%, 08/15/07              225,000        237,967
========================================================================
                                                                 544,642
========================================================================

AIRLINES-0.58%

Air 2 US-Series C, Equipment Trust Ctfs.,
  10.13%, 10/01/20 (Acquired 10/28/99; Cost
  $550,000)(a)                                    550,000        428,857
========================================================================

ALTERNATIVE CARRIERS-0.38%

Intermedia Communications Inc.-Series B, Sr.
  Unsec. Notes, 9.50%, 03/01/09(b)                850,000        276,250
========================================================================

ALUMINUM-0.12%

Jorgensen (Earle M.) Co., Sr. Sec. Notes,
  9.75%, 06/01/12(c)                               90,000         89,688
========================================================================

APPAREL RETAIL-0.39%

Big 5 Corp.-Series B, Sr. Unsec. Notes,
  10.88%, 11/15/07                                200,000        211,000
------------------------------------------------------------------------
Gap, Inc. (The), Unsec. Notes, 9.90%,
  12/15/05                                         75,000         75,937
========================================================================
                                                                 286,937
========================================================================

AUTOMOBILE MANUFACTURERS-1.00%

Ford Holdings, Inc., Unsec. Gtd. Unsub. Deb.,
  9.30%, 03/01/30                                 180,000        192,643
------------------------------------------------------------------------
General Motors Corp., Putable Deb., 8.80%,
  03/01/21                                        500,000        545,165
========================================================================
                                                                 737,808
========================================================================

BANKS-5.88%

Bank United-Series A, Medium Term Notes,
  8.00%, 03/15/09                                 300,000        327,825
------------------------------------------------------------------------
BB&T Corp., RAPS Sub. Notes, 6.38%, 06/30/05      300,000        315,447
------------------------------------------------------------------------
Dresdner Funding Trust I, Notes, 8.15%,
  06/30/31 (Acquired 05/09/02; Cost
  $318,291)(a)                                    300,000        324,216
------------------------------------------------------------------------
European Investment Bank, Yankee Notes,
  4.63%, 03/01/07                                 150,000        151,951
------------------------------------------------------------------------
Huntington National Bank, Sub. Notes, 6.60%,
  06/15/18                                        150,000        142,441
------------------------------------------------------------------------
Key Bank N. A., Sr. Notes, 4.10%, 06/30/05        210,000        209,989
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT         VALUE

BANKS-(CONTINUED)

Regions Financial Corp., Putable Sub. Notes,
  7.75%, 09/15/04                              $  500,000    $   548,440
------------------------------------------------------------------------
St. Paul Bancorp, Inc., Sr. Unsec. Unsub.
  Notes, 7.13%, 02/15/04                          245,000        256,363
------------------------------------------------------------------------
SunTrust Banks, Inc., Sr. Unsec. Deb. 6.00%,
  01/15/28                                        200,000        202,222
------------------------------------------------------------------------
U.S. Bank N.A., Sub. Notes, 6.30%, 02/04/14       400,000        405,168
------------------------------------------------------------------------
Wachovia Corp., Unsec. Putable Sub. Deb.,
  6.55%, 10/15/35                                 100,000        106,557
------------------------------------------------------------------------
  7.50%, 04/15/35                                 800,000        858,000
------------------------------------------------------------------------
Washington Mutual, Inc., Jr. Unsec. Sub.
  Notes, 8.25%, 04/01/10                          375,000        421,567
------------------------------------------------------------------------
Western Financial Bank, Unsec. Sub. Deb.,
  9.63%, 05/15/12                                  60,000         59,700
========================================================================
                                                               4,329,886
========================================================================

BREWERS-0.30%

Anheuser-Busch Cos., Inc., Sr. Unsec. Deb.,
  6.50%, 02/01/43                                 225,000        222,694
========================================================================

BROADCASTING & CABLE TV-9.35%

Adelphia Communications Corp., Sr. Unsec.
  Notes, 10.88%, 10/01/10(b)                      350,000        145,250
------------------------------------------------------------------------
British Sky Broadcasting Group PLC
  (United Kingdom),
  Sr. Unsec. Gtd. Yankee Notes,
  8.20%, 07/15/09                                 550,000        557,909
------------------------------------------------------------------------
  Unsec. Gtd. Yankee Notes
  7.30%, 10/15/06                                 400,000        401,792
------------------------------------------------------------------------
Charter Communications Holdings,
  LLC/Charter Communications Holdings Capital
  Corp., Sr. Notes,
  9.63%, 11/15/09 (Acquired 01/08/02; Cost
  $228,392)(a)                                    230,000        154,100
------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes,
  10.75%, 10/01/09                                290,000        204,450
------------------------------------------------------------------------
  11.13%, 01/15/11                                150,000        105,750
------------------------------------------------------------------------
CSC Holdings Inc.,
  Sr. Unsec. Deb.,
  7.63%, 07/15/18                                 550,000        404,250
------------------------------------------------------------------------
  7.88%, 02/15/18                                 500,000        374,500
------------------------------------------------------------------------
  Sr. Unsec. Notes,
  7.25%, 07/15/08                                 900,000        715,500
------------------------------------------------------------------------
  7.88%, 12/15/07                               1,000,000        815,000
------------------------------------------------------------------------
Fox Family Worldwide, Inc., Sr. Unsec. Notes,
  10.25%, 11/01/07(d)                             280,510        299,795
------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND


                                               PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
BROADCASTING & CABLE TV-(CONTINUED)

Knology Holdings, Inc., Sr. Unsub. Disc.
  Notes, 11.88%, 10/15/07(d)                   $  260,000    $    70,850
------------------------------------------------------------------------
Lenfest Communications, Inc., Sr. Unsec. Sub.
  Notes, 8.25%, 02/15/08                          800,000        777,912
------------------------------------------------------------------------
Shaw Communications Inc. (Canada), Sr. Unsec.
  Unsub. Yankee Notes, 8.25%, 04/11/10            150,000        155,706
------------------------------------------------------------------------
TCI Communications, Inc., Sr. Unsec. Deb.,
  7.88%, 02/15/26                                 150,000        137,926
------------------------------------------------------------------------
Time Warner Inc.,
  Sr. Unsec. Gtd. Deb,
  6.88%, 06/15/18                                 275,000        233,346
------------------------------------------------------------------------
  7.57%, 02/01/24                                 200,000        175,560
------------------------------------------------------------------------
  Unsec. Deb., 9.15%, 02/01/23                    600,000        599,916
------------------------------------------------------------------------
  Unsec. Notes, 7.75%, 06/15/05                   150,000        153,607
------------------------------------------------------------------------
Turner Broadcasting System, Inc.-Class A, Sr.
  Notes, 8.38%, 07/01/13                          400,000        407,312
========================================================================
                                                               6,890,431
========================================================================

BUILDING PRODUCTS-0.29%

MMI Products, Inc.-Series B, Sr. Unsec. Sub.
  Notes, 11.25%, 04/15/07                         210,000        216,300
========================================================================

CASINOS & GAMBLING-0.87%

Ameristar Casinos, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 10.75%, 02/15/09                          40,000         43,000
------------------------------------------------------------------------
Boyd Gaming Corp., Sr. Sub. Notes, 8.75%,
  04/15/12(c)                                     155,000        155,775
------------------------------------------------------------------------
Hollywood Casino Corp.-Class A, Sr. Sec. Gtd.
  Notes, 11.25%, 05/01/07                         125,000        135,312
------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, Sr. Sub.
  Notes, 8.00%, 04/01/12(c)                       200,000        201,000
------------------------------------------------------------------------
Park Place Entertainment Corp., Sr. Unsec.
  Notes, 7.50%, 09/01/09                          110,000        107,525
========================================================================
                                                                 642,612
========================================================================

CONSTRUCTION & ENGINEERING-0.20%

Shaw Group Inc. (The), Sr. Unsec. Conv.
  Putable LYONS, 3.30%, 05/01/21 (Acquired
  12/06/01; Cost $135,000)(a)(e)                  250,000        144,062
========================================================================

CONSUMER FINANCE-2.19%

CitiFinancial Credit Co.,
  Putable Notes, 6.63%, 06/01/15                  250,000        261,335
------------------------------------------------------------------------
  Unsec. Notes, 6.75%, 07/01/07                   150,000        162,670
------------------------------------------------------------------------
Ford Motor Credit Co.,
  Notes, 7.88%, 06/15/10                          200,000        209,014
------------------------------------------------------------------------
  Unsec. GLOBALS, 7.38%, 10/28/09                 530,000        542,974
------------------------------------------------------------------------
  Unsec. Notes, 6.88%, 02/01/06                   110,000        112,482
------------------------------------------------------------------------
Household Finance Corp., Sr. Unsec. Notes,
  8.00%, 07/15/10                                 300,000        322,326
========================================================================
                                                               1,610,801
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT         VALUE


DISTRIBUTORS-0.55%

Ferrellgas Partners L.P.,-Series B, Sr. Sec.
  Gtd. Notes, 9.38%, 06/15/06                  $  390,000    $   407,550
========================================================================

DIVERSIFIED CHEMICALS-0.13%

Equistar Chemicals LP/Equistar Funding Corp.,
  Sr. Unsec. Gtd. Notes, 10.13%, 09/01/08         100,000         96,000
========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.18%

Tekni-Plex, Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 12.75%, 06/15/10                    125,000        130,000
========================================================================

DIVERSIFIED FINANCIAL SERVICES-7.33%

AIG SunAmerica Global Financing VI, Sr. Sec.
  Notes, 6.30%, 05/10/11 (Acquired
  05/24/01-04/12/02; Cost $906,466)(a)            900,000        926,775
------------------------------------------------------------------------
Auburn Hills Trust, Unsec. Gtd. Deb., 12.38%,
  05/01/20                                        300,000        431,427
------------------------------------------------------------------------
Bombardier Capital Ltd. (Canada), Yankee
  Notes, 7.50%, 08/15/04 (Acquired 06/19/02;
  Cost $159,698)(a)                               150,000        156,697
------------------------------------------------------------------------
CIT Group Inc. (The), Sr. Notes, 7.13%,
  10/15/04                                         75,000         72,421
------------------------------------------------------------------------
Citigroup Inc.,
  Sr. Unsec. Notes, 4.13%, 06/30/05               225,000        226,739
------------------------------------------------------------------------
  Unsec. Sub. Notes, 6.63%, 06/15/32              830,000        804,668
------------------------------------------------------------------------
Fidelity Investments, Bonds,
  7.57%, 06/15/29
  (Acquired 04/10/01-05/01/02;
  Cost $572,306)(a)                               545,000        583,352
------------------------------------------------------------------------
General Motors Acceptance Corp., Medium Term
  Notes, 5.25%, 05/16/05                          230,000        231,897
------------------------------------------------------------------------
Heller Financial, Inc., Unsec. Notes, 7.38%,
  11/01/09                                        200,000        217,918
------------------------------------------------------------------------
Lehman Brothers Holdings Inc.-Series E,
  Medium Term Disc. Notes, 9.75%, 02/10/28(e)   1,300,000        173,758
------------------------------------------------------------------------
National Rural Utilities Cooperative Finance
  Corp., Sr. Notes, 6.00%, 05/15/06               250,000        256,623
------------------------------------------------------------------------
Premium Asset Trust-Series 2001-6,
  Sec. Notes, 5.25%, 07/19/04
  (Acquired 07/11/01; Cost $239,683)(a)           240,000        247,944
------------------------------------------------------------------------
Prudential Funding, LLC, Medium Term Notes,
  6.60%, 05/15/08 (Acquired 05/09/01; Cost
  $199,768)(a)                                    200,000        209,814
------------------------------------------------------------------------
Qwest Capital Funding Inc.,
  Unsec. Gtd. Notes,
  6.88%, 07/15/28                                 225,000        109,125
------------------------------------------------------------------------
  7.63%, 08/03/21                                 300,000        145,500
------------------------------------------------------------------------
Salomon Smith Barney Holdings Inc., Unsec.
  Notes, 7.13%, 10/01/06                          550,000        602,619
========================================================================
                                                               5,397,277
========================================================================

                        AIM V.I. DIVERSIFIED INCOME FUND


                                               PRINCIPAL       MARKET
                                                 AMOUNT         VALUE

DIVERSIFIED METALS & MINING-0.55%

Centaur Mining and Exploration Ltd.
  (Australia), Sr. Gtd. Yankee Notes, 11.00%,
  12/01/07(b)(c)                               $  380,000    $    23,750
------------------------------------------------------------------------
Rio Algom Ltd. (Canada), Unsec. Yankee Deb.,
  7.05%, 11/01/05                                 370,000        384,393
========================================================================
                                                                 408,143
========================================================================

ELECTRIC UTILITIES-10.30%

AES Corp. (The),
  Sr. Unsec. Notes,
  8.75%, 12/15/02                                 700,000        654,500
------------------------------------------------------------------------
  9.50%, 06/01/09                                 200,000        133,000
------------------------------------------------------------------------
  Unsec. Putable Unsub. Notes, 7.38%,
  06/15/03                                        200,000        169,000
------------------------------------------------------------------------
Calpine Canada Energy Finance ULC (Canada),
  Sr. Unsec. Gtd. Yankee Notes, 8.50%,
  05/01/08                                        400,000        270,000
------------------------------------------------------------------------
CILCORP, Inc., Sr. Unsec. Bonds, 9.38%,
  10/15/29                                        450,000        517,001
------------------------------------------------------------------------
Cleveland Electric Illuminating Co. (The),
  First Mortgage Bonds, 6.86%, 10/01/08           270,000        279,491
------------------------------------------------------------------------
  Series D, Sec. Notes, 7.88%, 11/01/17           700,000        760,417
------------------------------------------------------------------------
CMS Energy Corp., Sr. Unsec. Unsub. Notes,
  8.90%, 07/15/08                                 350,000        274,750
------------------------------------------------------------------------
Cogentrix Energy, Inc., Sr. Unsec. Gtd.
  Notes, 8.75%, 10/15/08                          400,000        373,000
------------------------------------------------------------------------
El Paso Electric Co.
  Series D, Sec. First Mortgage Bonds, 8.90%,
  02/01/06                                        400,000        437,188
------------------------------------------------------------------------
  Series E, Sec. First Mortgage Bonds, 9.40%,
  05/01/11                                        150,000        164,789
------------------------------------------------------------------------
Hydro-Quebec (Canada), Gtd. Yankee Bonds,
  9.40%, 02/01/21                                 275,000        366,017
------------------------------------------------------------------------
Indiana Michigan Power Co.-Series C, Sr.
  Unsec. Notes, 6.13%, 12/15/06                   400,000        409,288
------------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Notes,
  13.50%, 07/15/08                                150,000        150,750
------------------------------------------------------------------------
Niagara Mohawk Holdings Inc., First Mortgage
  Notes, 7.75%, 05/15/06                          500,000        542,405
------------------------------------------------------------------------
Niagara Mohawk Power Corp.-Series H, Sr.
  Unsec. Disc. Notes, 8.50%, 07/01/10(d)          900,000        884,034
------------------------------------------------------------------------
NRG Energy, Inc., Sr. Unsec. Notes,
  8.25%, 09/15/10                                 235,000        212,088
------------------------------------------------------------------------
  8.63%, 04/01/31                                 350,000        270,813
------------------------------------------------------------------------
Public Service Company of New Mexico- Series
  A, Sr. Unsec. Notes, 7.10%, 08/01/05            140,000        147,032
------------------------------------------------------------------------
Texas-New Mexico Power Co., Sr. Sec. Notes,
  6.25%, 01/15/09                                 615,000        573,580
========================================================================
                                                               7,589,143
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT         VALUE


ELECTRONIC EQUIPMENT & INSTRUMENTS-0.08%

Fisher Scientific International Inc., Sr.
  Sub. Notes, 8.13%, 05/01/12(c)               $   55,000    $    55,138
========================================================================

EMPLOYMENT SERVICES-0.11%

MSX International, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 11.38%, 01/15/08                         110,000         77,550
========================================================================

ENVIRONMENTAL SERVICES-2.25%

Allied Waste North America Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 10.00%, 08/01/09        195,000        193,538
------------------------------------------------------------------------
Browning-Ferris Industries, Inc., Deb.,
  9.25%, 05/01/21                                 350,000        327,250
------------------------------------------------------------------------
Waste Management, Inc., Unsec. Putable Notes,
  7.10%, 08/01/26                               1,100,000      1,138,137
========================================================================
                                                               1,658,925
========================================================================

GAS UTILITIES-2.77%

El Paso Corp., Medium Term Notes, 8.05%,
  10/15/30                                        150,000        140,762
------------------------------------------------------------------------
ONEOK, Inc., Unsec. Notes, 7.75%, 08/15/06        400,000        432,968
------------------------------------------------------------------------
Tennessee Gas Pipeline Co., Unsec. Deb.,
  7.63%, 04/01/37                                 500,000        481,515
------------------------------------------------------------------------
TransCanada Pipelines Ltd. (Canada), Yankee
  Deb., 8.63%, 05/15/12                           430,000        494,440
------------------------------------------------------------------------
Transcontinental Gas Pipe Line, Notes, 8.88%,
  07/15/12 (Acquired 06/28/02; Cost
  $487,875)(a)                                    500,000        487,875
========================================================================
                                                               2,037,560
========================================================================

HEALTH CARE FACILITIES-0.34%

Hanger Orthopedic Group, Inc., Sr. Sub.
  Notes, 10.38%, 02/15/09                         240,000        252,600
========================================================================

HOME FURNISHINGS-0.00%

Glenoit Corp., Sr. Unsec. Gtd. Sub. Notes,
  11.00%, 04/15/07(b)                             340,000              3
========================================================================

HOMEBUILDING-0.52%

K Hovnanian Enterprises, Inc., Sr. Unsec.
  Gtd. Notes, 10.50%, 10/01/07                    210,000        231,000
------------------------------------------------------------------------
WCI Communities, Inc., Sr. Unsec. Sub Notes,
  9.13%, 05/01/12                                 155,000        154,225
========================================================================
                                                                 385,225
========================================================================

INTEGRATED OIL & GAS-1.99%

El Paso CGP Co, Sr. Unsec. Putable Deb.,
  6.70%, 02/15/27                                 450,000        446,423
------------------------------------------------------------------------
Husky Oil Ltd. (Canada), Sr. Unsec. Yankee
  Notes, 7.13%, 11/15/06                          300,000        320,361
------------------------------------------------------------------------
Occidental Petroleum Corp.,
  Sr. Putable Deb., 9.25%, 08/01/19               350,000        423,063
------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.38%, 11/15/08               250,000        273,555
========================================================================
                                                               1,463,402
========================================================================

                        AIM V.I. DIVERSIFIED INCOME FUND


                                               PRINCIPAL       MARKET
                                                 AMOUNT         VALUE

INTEGRATED TELECOMMUNICATION SERVICES-0.78%

Sprint Capital Corp., Sr. Unsec. Gtd. Notes,
  6.13%, 11/15/08                              $  300,000    $   254,190
------------------------------------------------------------------------
Sprint Corp., Putable Deb., 9.00%, 10/15/19       320,000        323,331
========================================================================
                                                                 577,521
========================================================================

LIFE & HEALTH INSURANCE-1.31%

American General Finance Corp., Sr. Unsec.
  Putable Notes, 8.13%, 08/15/09                  200,000        222,818
------------------------------------------------------------------------
American General Institute Capital-Series B,
  Gtd. Notes, 8.13%, 03/15/46 (Acquired
  02/07/02; Cost $197,454)(a)                     175,000        200,398
------------------------------------------------------------------------
Americo Life, Inc., Sr. Sub. Notes, 9.25%,
  06/01/05                                         75,000         75,375
------------------------------------------------------------------------
Conseco, Inc., Sr. Unsec. Gtd. Notes, 8.75%,
  08/09/06 (Acquired 07/19/01; Cost
  $75,400)(a)                                      80,000         38,800
------------------------------------------------------------------------
John Hancock Global Funding II, Notes, 5.00%,
  07/27/07 (Acquired 06/12/02; Cost
  $224,876)(a)                                    225,000        225,421
------------------------------------------------------------------------
Torchmark Corp., Notes, 7.88%, 05/15/23           200,000        203,848
========================================================================
                                                                 966,660
========================================================================

MOVIES & ENTERTAINMENT-0.06%

Tribune Co., Unsec. Sub. PHONES, 2.00%,
  05/18/29                                            700         46,813
========================================================================

MULTI-LINE INSURANCE-0.28%

AIG SunAmerica Global Financing IX, Sr.
  Notes, 5.10%, 01/17/07 (Acquired 01/10/02;
  Cost $199,808)(a)                               200,000        203,050
========================================================================

MULTI-UTILITIES & UNREGULATED POWER-1.35%

Dynegy Inc., Sr. Unsec. Deb., 7.13%, 05/15/18     600,000        440,250
------------------------------------------------------------------------
Williams Cos., Inc. (The)-Series A, Sr.
  Unsec. PATS, 6.75%, 01/15/06                    340,000        266,475
------------------------------------------------------------------------
Williams Gas Pipeline Central Inc., Sr.
  Notes, 7.38%, 11/15/06 (Acquired 02/15/01;
  Cost $309,840)(a)                               300,000        290,232
========================================================================
                                                                 996,957
========================================================================

OIL & GAS-0.31%

Canadian Oil Sands Ltd. (Canada), Sr. Yankee
  Notes, 7.90%, 09/01/21 (Acquired 08/17/01;
  Cost $224,613)(a)                               225,000        226,447
========================================================================

OIL & GAS DRILLING-0.89%

Transocean Sedco Forex Inc., Unsec. Notes,
  6.95%, 04/15/08                                 620,000        657,181
========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.67%

Smith International, Inc., Notes, 6.75%,
  02/15/11                                        500,000        495,050
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT         VALUE


OIL & GAS EXPLORATION & PRODUCTION-5.61%

Anadarko Petroleum Corp., Unsec. Putable
  Deb., 7.73%, 09/15/26                        $  200,000    $   214,918
------------------------------------------------------------------------
Anderson Exploration Ltd. (Canada), Unsec.
  Sub. Yankee Notes, 6.75%, 03/15/11              250,000        253,670
------------------------------------------------------------------------
Chesapeake Energy Corp., Sr. Unsec. Gtd.
  Notes, 8.38%, 11/01/08                          160,000        160,000
------------------------------------------------------------------------
Colorado Interstate Gas Co., Sr. Unsec. Deb.,
  10.00%, 06/15/05                                300,000        329,985
------------------------------------------------------------------------
Devon Energy Corp., Sr. Unsec. Deb., 7.95%,
  04/15/32                                        100,000        108,059
------------------------------------------------------------------------
Devon Financing Corp. ULC, Unsec. Gtd. Unsub.
  Deb., 7.88%, 09/30/31                           280,000        299,247
------------------------------------------------------------------------
Louis Dreyfus Natural Gas Corp., Unsec.
  Notes, 6.88%, 12/01/07                          500,000        531,840
------------------------------------------------------------------------
Newfield Exploration Co., Sr. Unsec. Unsub.
  Notes, 7.63%, 03/01/11                          765,000        768,825
------------------------------------------------------------------------
Nexen Inc. (Canada), Unsec. Yankee Notes,
  7.40%, 05/01/28                                 470,000        452,887
------------------------------------------------------------------------
Noble Energy, Inc., Sr. Unsec. Deb., 7.25%,
  08/01/97                                        890,000        745,731
------------------------------------------------------------------------
Union Pacific Resources Group Inc., Unsec.
  Notes, 6.75%, 05/15/08                          250,000        264,275
========================================================================
                                                               4,129,437
========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-2.88%

Husky Oil Ltd. (Canada), Yankee Bonds, 8.90%,
  08/15/28                                        340,000        364,113
------------------------------------------------------------------------
Pennzoil-Quaker State Co., Unsec. Deb.,
  7.38%, 04/01/29                                 765,000        814,633
------------------------------------------------------------------------
Petroleos Mexicanos (Mexico),
  Sr. Unsec. Gtd. Yankee Bonds, 9.38%,
  12/02/08                                        325,000        346,938
------------------------------------------------------------------------
  Series P, Unsec. Putable Unsub. Yankee
  Notes, 9.50%, 03/15/06                          550,000        599,638
========================================================================
                                                               2,125,322
========================================================================

PAPER PRODUCTS-0.16%

Appleton Papers Inc., Sr. Sub. Notes, 12.50%,
  12/15/08(c)                                     120,000        120,600
========================================================================

PROPERTY & CASUALTY INSURANCE-1.12%

Allstate Financial Global Funding, Notes,
  6.50%, 06/14/11 (Acquired 06/07/01; Cost
  $399,388)(a)                                    400,000        416,644
------------------------------------------------------------------------
American Re Corp.-Series B, Sr. Unsec. Notes,
  7.45%, 12/15/26                                 385,000        410,025
========================================================================
                                                                 826,669
========================================================================

                        AIM V.I. DIVERSIFIED INCOME FUND


                                               PRINCIPAL       MARKET
                                                 AMOUNT         VALUE

PUBLISHING-2.80%

News America Holdings, Inc.,
  Putable Deb., 8.45%, 08/01/06                $  600,000    $   645,294
------------------------------------------------------------------------
  Sr. Gtd. Deb., 9.25%, 02/01/13                  800,000        897,184
------------------------------------------------------------------------
  Sr. Unsec. Gtd. Putable Bonds, 7.43%,
  10/01/06                                        500,000        521,245
========================================================================
                                                               2,063,723
========================================================================

RAILROADS-1.76%

CSX Corp., Sr. Unsec. Putable Deb., 7.25%,
  05/01/27                                      1,000,000      1,077,200
------------------------------------------------------------------------
Railamerica Transportation Corp., Sr. Unsec.
  Gtd. Sub. Notes, 12.88%, 08/15/10               200,000        218,000
========================================================================
                                                               1,295,200
========================================================================

REAL ESTATE INVESTMENT TRUSTS-2.15%

EOP Operating L.P.,
  Sr. Unsec. Notes, 7.25%, 02/15/18                80,000         83,706
------------------------------------------------------------------------
  Unsec. Gtd. Notes, 6.75%, 02/15/12               80,000         81,996
------------------------------------------------------------------------
HealthCare REIT, Inc., Sr. Unsec. Notes,
  7.50%, 08/15/07                                 500,000        509,235
------------------------------------------------------------------------
Host Marriott L.P.,
  Sr. Notes, 9.50%, 01/15/07(c)                   200,000        202,000
------------------------------------------------------------------------
  Class E, Sr. Sec. Gtd. Notes,
  8.38%, 02/15/06                                 125,000        123,125
------------------------------------------------------------------------
iStar Financial Inc., Sr. Unsec. Notes,
  8.75%, 08/15/08                                 100,000        100,500
------------------------------------------------------------------------
RFS Partnership LP, Sr. Unsec. Notes, 9.75%,
  03/01/12                                         60,000         60,600
------------------------------------------------------------------------
Spieker Properties, Inc., Unsec. Unsub. Deb.,
  7.35%, 12/01/17                                 400,000        422,196
========================================================================
                                                               1,583,358
========================================================================

SOVEREIGN DEBT-0.27%

Swiss Bank Corp.-NY, Sub. Notes, 7.38%,
  06/15/17                                        180,000        195,752
========================================================================

SPECIALTY CHEMICALS-0.06%

OM Group, Inc., Sr. Unsec. Gtd. Sub. Notes,
  9.25%, 12/15/11                                  40,000         41,600
========================================================================

SPECIALTY STORES-0.58%

CSK Auto Inc., Sr. Unsec. Gtd. Notes, 12.00%,
  06/15/06(c)                                     200,000        215,000
------------------------------------------------------------------------
United Rentals, Inc.-Series B, Sr. Unsec.
  Gtd. Notes, 10.75%, 04/15/08                    200,000        214,000
========================================================================
                                                                 429,000
========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.23%

SBA Communications Corp., Sr. Unsec. Notes,
  10.25%, 02/01/09                                300,000        172,500
========================================================================

TRUCKING-0.07%

Avis Group Holdings, Inc., Sr. Unsec. Gtd.
  Sub. Notes, 11.00%, 05/01/09                     50,000         52,625
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT         VALUE


WIRELESS TELECOMMUNICATION SERVICES-0.57%

Crown Castle International Corp., Sr. Unsec.
  Notes, 10.75%, 08/01/11                      $  250,000    $   163,750
------------------------------------------------------------------------
Nextel Communications, Inc., Sr. Unsec.
  Notes, 9.50%, 02/01/11                          300,000        151,500
------------------------------------------------------------------------
Triton PCS Inc., Sr. Unsec. Gtd. Sub. Notes,
  8.75%, 11/15/11                                 170,000        104,550
========================================================================
                                                                 419,800
========================================================================
    Total U.S. Dollar Denominated Bonds &
      Notes (Cost $57,262,021)                                54,004,749
========================================================================


                                               PRINCIPAL
                                               AMOUNT(F)
NON-U.S. DOLLAR DENOMINATED BONDS &
  NOTES-6.71%

CANADA-2.13%

Bell Mobility Cellular Inc. (Wireless
  Telecommunication Services),
  Unsec. Deb., 6.55%, 06/02/08       CAD          750,000        496,444
------------------------------------------------------------------------
Ontario (Province of) (Sovereign Debt),
  Unsec. Unsub. Notes,
  6.25%, 12/03/08                  NZD            700,000        327,727
------------------------------------------------------------------------
Rogers Cablesystems Ltd. (Broadcasting &
  Cable TV), Sr. Sec. Second Priority Deb.,
  9.65%, 01/15/14                  CAD            600,000        400,594
------------------------------------------------------------------------
Westcoast Energy Inc. (Gas Utilities)-Series
  V, Unsec. Deb.,
  6.45%, 12/18/06                  CAD            500,000        344,873
========================================================================
                                                               1,569,638
========================================================================

GERMANY-2.47%

Bundesrepublik Deutschland (Sovereign Debt),
  Bonds,
  6.50%, 10/14/05                  EUR            100,000        105,349
------------------------------------------------------------------------
Germany (Federal Republic of)
  (Sovereign Debt), Bonds,
  5.25%, 01/04/11                  EUR            950,000        963,402
------------------------------------------------------------------------
Kreditanstalt fuer Wiederaufbau (Banks), Sr.
  Unsec. Unsub. Notes, 5.25%, 07/04/12    EUR     750,000        748,356
========================================================================
                                                               1,817,107
========================================================================

NETHERLANDS-0.35%

Olivetti International Finance N.V.
  (Integrated Telecommunication Services)-
  Series E, Gtd. Medium Term Euro Notes,
  6.13%, 07/30/09                  EUR            270,000        260,689
========================================================================

UNITED KINGDOM-1.76%

British Sky Broadcasting Group PLC
  (Broadcasting & Cable TV),
  Sr. Unsec. Gtd. Unsub. Euro Bonds,
  7.75%, 07/09/09                  GBP            270,000        393,823
------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                               PRINCIPAL       MARKET
                                               AMOUNT(F)        VALUE
UNITED KINGDOM-(CONTINUED)

Sutton Bridge Financing Ltd. (Electric
  Utilities), Gtd. Euro Bonds, 8.63%,
  06/30/22(c)                GBP                  450,000    $   736,498
------------------------------------------------------------------------
Treasury (Department of)
  (Sovereign Debt), Bonds, 7.25%, 12/07/07GBP     100,000        169,193
========================================================================
                                                               1,299,514
========================================================================
    Total Non-U.S. Dollar Denominated Bonds &
      Notes (Cost $4,915,321)                                  4,946,948
========================================================================


                                               SHARES
DOMESTIC STOCKS & OTHER EQUITY
  INTERESTS-1.03%

BROADCASTING & CABLE TV-0.00%

Knology Inc.-Wts., expiring 10/22/07
  (Acquired 03/12/98; Cost $0)(a)(g)            1,000              10
=====================================================================

RAILROADS-0.01%

Railamerica Inc.-Wts., expiring 08/15/10
  (Acquired 10/05/00; Cost $0)(a)(g)              200           7,050
=====================================================================

REAL ESTATE INVESTMENT TRUSTS-1.02%

First Republic Capital Corp.-Series A-Pfd.
  (Acquired 05/26/99; Cost $750,000)(a)           750         750,000
=====================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.00%

NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
  11/15/00; Cost $0)(a)(g)                        275             619
=====================================================================
    Total Domestic Stocks & Other Equity
      Interests (Cost $750,000)                               757,679
=====================================================================

                                               PRINCIPAL
                                                 AMOUNT


ASSET-BACKED SECURITIES-3.65%

AIRLINES-1.96%

American Airlines, Inc.-Class A-1-Series
  2001-1, Pass Through Ctfs. 6.98%, 05/23/21   $  646,231        636,318
------------------------------------------------------------------------
Continental Airlines, Inc.,-Series 974A, Pass
  Through Ctfs., 6.90%, 01/02/18                  439,639        435,229
------------------------------------------------------------------------
United Air Lines, Inc.-Class A-2, Pass
  Through Ctfs., 7.73%, 07/01/10                  400,000        374,012
========================================================================
                                                               1,445,559
========================================================================

DIVERSIFIED FINANCIAL SERVICES-1.31%

Citicorp Lease,
  Class A1, Series 1999-1,
  Pass Through Ctfs., 7.22%, 06/15/05
  (Acquired 05/08/02-06/19/02; Cost
  $413,581)(a)                                    390,629        420,899
------------------------------------------------------------------------
  Class A2, Series 1999-1,
  Pass Through Ctfs., 8.04%, 12/15/19
  (Acquired 06/01/00-07/14/00; Cost
  $498,725)(a)                                    500,000        548,515
========================================================================
                                                                 969,414
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT         VALUE


ELECTRIC UTILITIES-0.38%

Beaver Valley II Funding Corp., SLOBS Deb.,
  9.00%, 06/01/17                              $  250,000    $   278,098
========================================================================
    Total Asset-Backed Securities (Cost
      $2,587,350)                                              2,693,071
========================================================================

U.S. GOVERNMENT AGENCY SECURITIES-5.72%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-1.12%

Jr. Unsec. Sub. Notes,
  5.88%, 03/21/11                                 125,000        127,547
------------------------------------------------------------------------
Pass Through Ctfs.,
  8.50%, 03/01/10                                  11,847         12,616
------------------------------------------------------------------------
  6.50%, 04/01/17                                  25,000         25,946
------------------------------------------------------------------------
  6.00%, 06/01/17                                 100,000        102,187
------------------------------------------------------------------------
Pass Through Ctfs., TBA(h)
  6.00%, 08/01/32                                  77,000         76,807
------------------------------------------------------------------------
  6.50%, 08/01/32                                 150,000        153,000
------------------------------------------------------------------------
Unsec. Notes,
  5.50%, 09/15/11                                 325,000        328,942
========================================================================
                                                                 827,045
========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-3.95%

Pass Through Ctfs.,
  7.00%, 02/01/16 to 11/01/31                     324,409        336,814
------------------------------------------------------------------------
  6.50%, 05/01/16                                  43,754         45,409
------------------------------------------------------------------------
  6.00%, 05/01/17                                  99,283        101,424
------------------------------------------------------------------------
  7.50%, 04/01/29 to 10/01/29                     469,965        494,827
------------------------------------------------------------------------
Pass Through Ctfs., TBA(h)
  6.00%, 08/01/32                                 254,000        253,206
------------------------------------------------------------------------
  6.50%, 08/01/32                                 525,000        535,336
------------------------------------------------------------------------
Unsec. Notes,
  6.20%, 06/13/17                                 250,000        250,715
------------------------------------------------------------------------
Unsec. Sub. Notes,
  5.50%, 05/02/06                                 250,000        262,238
------------------------------------------------------------------------
  6.25%, 02/01/11                                 600,000        627,282
========================================================================
                                                               2,907,251
========================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-0.65%

Pass Through Ctfs.,
  8.50%, 11/15/24                                  92,462        100,292
------------------------------------------------------------------------
  7.00%, 07/15/31 to 08/15/31                     142,024        147,749
------------------------------------------------------------------------
  6.50%, 11/15/31 to 03/15/32                      97,599         99,780
------------------------------------------------------------------------
  6.00%, 12/15/31                                  25,000         25,031
------------------------------------------------------------------------
  7.50%, 01/15/32                                  99,826        105,441
========================================================================
                                                                 478,293
========================================================================
    Total U.S. Government Agency Securities
      (Cost $4,116,586)                                        4,212,589
========================================================================

                        AIM V.I. DIVERSIFIED INCOME FUND


                                               PRINCIPAL       MARKET
                                                 AMOUNT         VALUE

U.S. TREASURY NOTES-7.12%

6.13%, 08/15/07                                $  700,000    $   763,406
------------------------------------------------------------------------
4.75%, 11/15/08                                 1,050,000      1,069,425
------------------------------------------------------------------------
6.50%, 02/15/10                                   400,000        447,296
------------------------------------------------------------------------
5.75%, 08/15/10                                   400,000        428,144
------------------------------------------------------------------------
5.00%, 08/15/11                                 2,500,000      2,535,375
========================================================================
    Total U.S. Treasury Securities (Cost
      $5,222,757)                                              5,243,646
========================================================================

                                                               MARKET
                                                 SHARES         VALUE
MONEY MARKET FUNDS-0.56%

STIC Liquid Assets Portfolio(i)                   206,365    $   206,365
------------------------------------------------------------------------
STIC Prime Portfolio(i)                           206,365        206,365
========================================================================
    Total Money Market Funds (Cost $412,730)                     412,730
========================================================================
TOTAL INVESTMENTS-98.09% (Cost $75,266,765)                   72,271,412
========================================================================
OTHER ASSETS LESS LIABILITIES-1.91%                            1,406,575
========================================================================
NET ASSETS-100.00%                                           $73,677,987
________________________________________________________________________
========================================================================

Investment Abbreviations:

CAD      - Canadian Dollars
Conv.    - Convertible
Ctfs.    - Certificates
Deb.     - Debentures
Disc.    - Discounted
EUR      - Euro
GBP      - British Pound Sterling
GLOBALS  - Global Landmark Securities
Gtd.     - Guaranteed
Jr.      - Junior
LYONS    - Liquid Yield Option Notes
NZD      - New Zealand Dollar
PATS     - Putable Asset Term Securities
Pfd.     - Preferred
PHONES   - Participation Hybrid Option Notes Exchangeable Securities
RAPS     - Redeemable and Putable Securities
Sec.     - Secured
SLOBS    - Secured Lease Obligation Bonds
Sr.      - Senior
Sub.     - Subordinated
TBA      - To Be Announced
Unsec.   - Unsecured
Unsub.   - Unsubordinated
Wts.     - Warrants

Notes to Schedule of Investments:

(a) Restricted securities. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 06/30/02 was $6,991,777, which represented 9.49% of the Fund's net assets.
(b) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(c) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.
(d) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(f) Foreign denominated security. Par value is denominated in currency indicated.
(g) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(h) Security purchased on forward commitment basis. These securities are subject to dollar roll transactions. See Note 1 Section B.
(i) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.


                        AIM V.I. DIVERSIFIED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $75,266,765)                                  $72,271,412
-----------------------------------------------------------
Foreign currencies, at value (cost $5,292)            5,551
-----------------------------------------------------------
Receivables for:
  Investments sold                                2,003,988
-----------------------------------------------------------
  Fund shares sold                                   98,461
-----------------------------------------------------------
  Dividends and interest                          1,431,735
-----------------------------------------------------------
Investment for deferred compensation plan            42,258
-----------------------------------------------------------
Other assets                                            369
===========================================================
    Total assets                                 75,853,774
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           1,939,920
-----------------------------------------------------------
  Fund shares reacquired                             72,241
-----------------------------------------------------------
  Foreign currency contracts outstanding             49,688
-----------------------------------------------------------
  Deferred compensation plan                         42,258
-----------------------------------------------------------
  Deferred interest income                              548
-----------------------------------------------------------
Accrued administrative services fees                 28,578
-----------------------------------------------------------
Accrued distribution fees -- Series II                    5
-----------------------------------------------------------
Accrued trustees' fees                                  803
-----------------------------------------------------------
Accrued transfer agent fees                           2,292
-----------------------------------------------------------
Accrued operating expenses                           39,454
===========================================================
    Total liabilities                             2,175,787
===========================================================
Net assets applicable to shares outstanding     $73,677,987
___________________________________________________________
===========================================================

NET ASSETS:

Series I                                        $73,670,583
___________________________________________________________
===========================================================
Series II                                       $     7,404
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                          8,197,428
___________________________________________________________
===========================================================
Series II                                               825
___________________________________________________________
===========================================================
Series I:
  Net asset value per share                     $      8.99
___________________________________________________________
===========================================================
Series II:
  Net asset value per share                     $      8.98
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Interest                                        $ 2,856,343
-----------------------------------------------------------
Dividends                                            40,474
-----------------------------------------------------------
Dividends from affiliated money market funds         16,087
===========================================================
    Total investment income                       2,912,904
===========================================================

EXPENSES:

Advisory fees                                       231,279
-----------------------------------------------------------
Administrative services fees                         81,696
-----------------------------------------------------------
Custodian fees                                       15,819
-----------------------------------------------------------
Distribution fees -- Series II                            5
-----------------------------------------------------------
Transfer agent fees                                   6,398
-----------------------------------------------------------
Trustees' fees                                        5,509
-----------------------------------------------------------
Other                                                19,744
===========================================================
    Total expenses                                  360,450
===========================================================
Less: Fees waived                                      (149)
===========================================================
    Net expenses                                    360,301
===========================================================
Net investment income                             2,552,603
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND FOREIGN CURRENCY CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          (3,598,041)
-----------------------------------------------------------
  Foreign currencies                                   (320)
-----------------------------------------------------------
  Foreign currency contracts                         (4,393)
===========================================================
                                                 (3,602,754)
===========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                             (72,805)
-----------------------------------------------------------
  Foreign currencies                                  9,217
-----------------------------------------------------------
  Foreign currency contracts                        (72,809)
===========================================================
                                                   (136,397)
===========================================================
Net gain (loss) from investment securities,
  foreign currencies and foreign currency
  contracts                                      (3,739,151)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                     $(1,186,548)
___________________________________________________________
===========================================================

See Notes to Financial Statements.


                        AIM V.I. DIVERSIFIED INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND THE YEAR ENDED DECEMBER 31, 2001 (UNAUDITED)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2002            2001
                                                              ------------    ------------
OPERATIONS:

  Net investment income                                       $  2,552,603    $  5,827,598
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and foreign currency contracts           (3,602,754)     (5,485,868)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and foreign
    currency contracts                                            (136,397)      2,576,613
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (1,186,548)      2,918,343
==========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                              --      (5,585,065)
------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                      (5,017,656)     (1,180,566)
------------------------------------------------------------------------------------------
  Series II                                                          7,392              --
==========================================================================================
    Net increase (decrease) in net assets                       (6,196,812)     (3,847,288)
==========================================================================================

NET ASSETS:

  Beginning of period                                           79,874,799      83,722,087
==========================================================================================
  End of period                                               $ 73,677,987    $ 79,874,799
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 88,656,628    $ 93,666,892
------------------------------------------------------------------------------------------
  Undistributed net investment income                            7,977,222       5,424,619
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and foreign currency
    contracts                                                  (19,919,922)    (16,317,168)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies and foreign currency
    contracts                                                   (3,035,941)     (2,899,544)
==========================================================================================
                                                              $ 73,677,987    $ 79,874,799
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

                        AIM V.I. DIVERSIFIED INCOME FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Diversified Income Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to seek to achieve a high level of current income. The Fund will seek to achieve its objective by investing primarily in a diversified portfolio of foreign and U.S. government and corporate debt securities, including lower rated high yield debt securities (commonly known as "junk bonds"). These high yield bonds may involve special risks in addition to the risks associated with investment in higher rated debt securities. High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. Also, the secondary market in which high yield bonds are traded may be less liquid than the market for higher grade bonds.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. The Fund may engage in dollar roll transactions with respect to mortgage backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from

                        AIM V.I. DIVERSIFIED INCOME FUND
     these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

       Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating life insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       The Fund's capital loss carryforward of $16,093,464 as of December 31, 2001 expires as follows:

   CAPITAL LOSS
   CARRYFORWARD     EXPIRATION
   ------------     ----------
   $  353,306    December 31, 2001
   -------------------------------
      190,054    December 31, 2002
   -------------------------------
      972,722    December 31, 2005
   -------------------------------
    1,451,891    December 31, 2006
   -------------------------------
    2,582,661    December 31, 2007
   -------------------------------
    4,437,762    December 31, 2008
   -------------------------------
    6,105,068    December 31, 2009
   ===============================
   $16,093,464
   _______________________________
   ===============================

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

       Outstanding foreign currency contracts at June 30, 2002 were as follows:

                                                                            CONTRACT TO                    UNREALIZED
                         SETTLEMENT                                      ------------------               APPRECIATION
                            DATE                              CURRENCY   DELIVER   RECEIVE     VALUE     (DEPRECIATION)
                         ----------                           --------   -------   --------   --------   --------------
07/10/02                                                        EUR      450,000   $396,000   $445,688      $(49,688)
_______________________________________________________________________________________________________________________
=======================================================================================================================


G. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.60% of the first $250 million of the Fund's average daily net assets, plus 0.55% of the Fund's average daily net assets in excess of $250 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the six months ended June 30, 2002, AIM waived fees of $149.

  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2002, the Fund paid AIM $81,696 of which AIM retained $24,795 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2002, AFS was paid $4,025 for such services.

  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. For the period March 14, 2002 (date sales commenced) to June 30, 2002, the Series II shares paid AIM Distributors $5 as compensation under the Plan.

                        AIM V.I. DIVERSIFIED INCOME FUND

  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.

  During the six months ended June 30, 2002, the Fund paid legal fees of $1,298 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                        2001          2000
                                     ----------    ----------
Distributions paid from ordinary
  Income                             $5,585,065    $5,315,891
_____________________________________________________________
=============================================================


  As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

  Undistributed ordinary income                $  5,543,800
-----------------------------------------------------------
  Capital loss carryforward                     (16,093,464)
-----------------------------------------------------------
  Unrealized appreciation (depreciation)         (3,242,429)
===========================================================
                                               $(13,792,093)
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the deferral of capital losses incurred after October 31, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and futures contracts and other deferrals.

NOTE 6--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2002 was $36,156,402 and $36,666,041, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $   377,702
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (3,373,055)
===========================================================
Net unrealized appreciation (depreciation)
  of investment securities                      $(2,995,353)
___________________________________________________________
===========================================================
Investments have the same costs for tax and financial
statement purposes.


NOTE 7--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2002 and the year ended December 31, 2001 were as follows:

                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    JUNE 30, 2002               DECEMBER 31, 2001
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    ------------
Sold:
  Series I                                                       639,945    $  5,820,656     1,522,060    $ 14,801,914
----------------------------------------------------------------------------------------------------------------------
  Series II*                                                         876           7,855            --              --
======================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                            --              --       617,134       5,585,065
======================================================================================================================
Reacquired:
  Series I                                                    (1,193,052)    (10,838,312)   (2,215,322)    (21,567,545)
----------------------------------------------------------------------------------------------------------------------
  Series II*                                                         (51)           (463)           --              --
======================================================================================================================
                                                                (552,282)   $ (5,010,264)      (76,128)   $ (1,180,566)
______________________________________________________________________________________________________________________
======================================================================================================================

* Series II shares commenced sales as of March 14, 2002.


                        AIM V.I. DIVERSIFIED INCOME FUND

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                      SERIES I
                                                          -----------------------------------------------------------------
                                                          SIX MONTHS
                                                          ENDED JUNE                  YEAR ENDED DECEMBER 31,
                                                            30,         ---------------------------------------------------
                                                            2002         2001       2000       1999       1998       1997
                                                          ----------    -------    -------    -------    -------    -------
Net asset value, beginning of period                       $  9.13      $  9.49    $ 10.06    $ 10.94    $ 11.29    $ 10.33
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.30(a)      0.67(a)(b)    0.76(a)    0.64    0.75       0.73
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              (0.44)       (0.35)     (0.69)     (0.85)     (0.35)      0.24
===========================================================================================================================
    Total from investment operations                         (0.14)        0.32       0.07      (0.21)      0.40       0.97
===========================================================================================================================
Less distributions:
  Dividends from net investment income                          --        (0.68)     (0.64)     (0.67)     (0.57)     (0.01)
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         --           --         --         --      (0.18)        --
===========================================================================================================================
    Total distributions                                         --        (0.68)     (0.64)     (0.67)     (0.75)     (0.01)
===========================================================================================================================
Net asset value, end of period                             $  8.99      $  9.13    $  9.49    $ 10.06    $ 10.94    $ 11.29
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(c)                                              (1.53)%       3.48%      0.80%     (1.92)%     3.58%      9.39%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $73,671      $79,875    $83,722    $99,509    $96,445    $89,319
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets                       0.94%(d)     0.93%      0.90%      0.83%      0.77%      0.80%
===========================================================================================================================
Ratio of net investment income to average net assets          6.63%(d)     6.87%(b)    7.84%     7.20%      6.99%      6.90%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                                         48%          79%        74%        83%        50%        52%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortizing premiums on debt securities. Had the fund not amortized premiums on debt securities, the net investment income per share would have been $0.70 and the ratio of net investment income to average net assets would have been 7.19%. In accordance with the AICPA Audit Guide for Investment Companies, per share and ratios prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Total returns are not annualized for periods less than one year and do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(d) Ratios are annualized and based on average daily net assets of $77,649,463.


                                                                    SERIES II
                                                              ----------------------
                                                              MARCH 14, 2002
                                                              (DATE SALES COMMENCED)
                                                               TO JUNE 30,
                                                                   2002
                                                              ----------------------
Net asset value, beginning of period                                  $ 8.97
------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.17(a)
------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                        (0.16)
====================================================================================
    Total from investment operations                                    0.01
====================================================================================
Net asset value, end of period                                        $ 8.98
____________________________________________________________________________________
====================================================================================
Total return(b)                                                         0.11%
____________________________________________________________________________________
====================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $    7
____________________________________________________________________________________
====================================================================================
Ratio of expenses to average net assets                                 1.19%(c)
====================================================================================
Ratio of net investment income to average net assets                    6.38%(c)
____________________________________________________________________________________
====================================================================================
Portfolio turnover rate                                                   48%
____________________________________________________________________________________
====================================================================================

(a)  Calculated using average shares outstanding.
(b) Total return is not annualized for periods less than one year and does not reflect charges at the separate account level and these charges would reduce total return shown.
(c)  Ratios are based and annualized on average daily net assets of $7,187.

                        AIM V.I. DIVERSIFIED INCOME FUND

AS OF JUNE 30, 2002

BOARD OF TRUSTEES

Robert H. Graham

Frank S. Bayley

Bruce L. Crockett

Albert R. Dowden

Edward K. Dunn, Jr.

Jack M. Fields

Carl Frischling

Prema Mathai-Davis

Lewis F. Pennock

Ruth H. Quigley

Louis S. Sklar
OFFICERS

Robert H. Graham
Chairman and President

Carol F. Relihan
Senior Vice President and Secretary

Gary T. Crum
Senior Vice President

Dana R. Sutton
Vice President and Treasurer

Robert G. Alley
Vice President

Stuart W. Coco
Vice President

Melville B. Cox
Vice President

Karen Dunn Kelley
Vice President

Edgar M. Larsen
Vice President
OFFICE OF THE FUND

11 Greenway Plaza
Suite 100
Houston, TX 77046

INVESTMENT ADVISOR

A I M Advisors, Inc.
11 Greenway Plaza
Suite 100
Houston, TX 77046

TRANSFER AGENT

A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

COUNSEL TO THE FUNDS

Foley & Lardner
3000 K N.W., Suite 500
Washington, D.C. 20007

COUNSEL TO THE TRUSTEES

Kramer, Levin, Naftalis & Frankel LLP
919 Third Avenue
New York, NY 10022

DISTRIBUTOR

A I M Distributors, Inc.
11 Greenway Plaza
Suite 100
Houston, TX 77046

                        AIM V.I. DIVERSIFIED INCOME FUND

                         -------------------------------
                         AIM V.I. GLOBAL UTILITIES FUND
                         -------------------------------

DIFFICULT CONDITIONS HAMPER FUND'S RESULTS


HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

It was a very challenging six months for the stock market in general and particularly for utility stocks. Major indexes experienced declines, as did the fund. For the six months ended June 30, 2002, AIM V.I. Global Utilities Fund Series I shares returned -15.20%. Series II shares, which have been offered only since March 26, 2002, returned -15.21% per share. This performance closely tracked the Lipper Utility Fund Index's -14.82% return. The fund's broad-market index, the S&P 500, reflected the wide variety of industries represented in it (only about 3% of which are utilities) with a return of -13.15%.


WHAT WERE CONDITIONS LIKE IN THE ECONOMY AND THE STOCK MARKET?

The economy was growing, but stock performance generally did not reflect this growth. The nation's gross domestic product (GDP) grew at a 5% annualized rate in the first quarter of 2002, then dropped back in the second quarter to a more moderate and sustainable pace, estimated by the U.S. Commerce Department at 1.1%.

   However, investor confidence was undermined by allegations of corporate misconduct, anemic corporate earnings, doubts about the reliability of analysts' advice, tensions in the Middle East and South Asia, and the ongoing threat of terrorism.


WHAT MADE THE PERIOD DIFFICULT FOR UTILITY FUNDS IN PARTICULAR?

So many utility industries faced difficulties that there were virtually no profitable places for a utility fund to invest. First, decreased economic growth tends to reduce the usage of utility services such as electricity, gas, water, and communication services, and thus to lower the earnings of utility companies.

   Secondly, during the booming 1990s, many telecommunications firms borrowed heavily to build new capacity. The end of the boom left excess capacity and a price war among the surviving competitors, many struggling to service large loans.

   Thirdly, a crisis of confidence undercut even the soundest energy stocks after news that some energy firms may have engaged in questionable practices.


HOW DID THE PORTFOLIO MANAGEMENT TEAM RESPOND?

In the electric industry, we favored the more heavily regulated companies, whose earnings are less sensitive to price swings, and reduced our exposure to companies whose earnings depended more on unregulated power.

   We continued to reduce our telecom exposure. As with electrics, we retained only those companies we felt had manageable levels of debt and a dominant position that gave them some pricing power. We also increased our exposure to foreign firms. These represented only about 15% of holdings, but contributed positively to performance.

   We applied AIM's Growth at a Reasonable Price (GARP) discipline, which blends the Growth and Value investing strategies to identify companies with strong growth prospects while their stocks are available at attractive valuations.


WHAT MARKET FACTORS MOST AFFECTED PERFORMANCE?

Value stocks outperformed growth stocks--a disadvantage to the fund, which


PORTFOLIO COMPOSITION

As of 6/30/02, based on total net assets

=========================================================================================================================
TOP 10 HOLDINGS                           TOP 10 INDUSTRIES                                       TOP 10 COUNTRIES
--------------------------------------------------------------------------------------------------------------------------
 1. Energy East Corp.            5.4%      1. Electric Utilities                       45.3%      1. U.S.A.           84.3%

 2. FPL Group, Inc.              5.3       2. Multi-Utilities & Unregulated Power      14.5       2. United Kingdom    5.3

 3. NiSource Inc.                4.2       3. Integrated Telecommunication Services    11.1       3. Spain             2.7

 4. Pinnacle West Capital Corp.  4.2       4. Gas Utilities                            10.8       4. Italy             2.3

 5. DTE Energy Co.               3.9       5. Integrated Oil & Gas                      2.0       5. France            2.1

 6. BellSouth Corp.              3.3       6. Industrial Conglomerates                  1.8       6. Germany           1.5

 7. Southern Co. (The)           3.1       7. Water Utilities                           1.8       7. Brazil            0.7

 8. SBC Communications Inc.      2.9       8. Broadcasting & Cable TV                   1.5       8. Finland           0.6

 9. Xcel Energy, Inc.            2.7       9. Oil & Gas Exploration & Production        1.3       9. Greece            0.5

10. Verizon Communications Inc.  2.4      10. Diversified Metals & Mining               0.9

TOTAL NET ASSETS: $28.3 MILLION           TOTAL HOLDINGS: 75

The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.
=========================================================================================================================

                         -------------------------------
                         AIM V.I. GLOBAL UTILITIES FUND
                         -------------------------------

takes a more growth-oriented approach than many utility funds. Our telecom and energy holdings are solid companies, but they reduced fund results, as even excellent stocks in those industries were negatively affected by allegations against a few high-profile firms. Electrics had an extremely difficult six months, as mild weather reduced usage and overcapacity depressed prices. We missed some opportunity with our relatively small exposure to international markets, where results turned out better, largely due to currency translations as the dollar weakened.

WHAT ARE SOME SPECIFIC HOLDINGS THAT AFFECTED PERFORMANCE?

Energy East, a positive contributor, has avoided most of the problems of less-regulated electric companies. It has sold its generating assets and focuses on selling electricity in the northeastern states under a regulated plan.

   Southern Company, primarily an electricity producer in four U.S. states, also buoyed fund results. It spun off its unregulated businesses to concentrate on regulated business.

   Fund results were adversely affected by American Electric Power because milder weather affected wholesale power prices.

But as AEP is among the nation's largest electrics, with a large regulated segment, we think it has good chances of recovering.

HOW DID THE FUND POSITION ITSELF FOR THE COMING PERIOD?

We continued to focus on companies with strong balance sheets and strong competitive positions--the types of firms we currently hold, such as the regional Bells, Southern Company and Energy East--which should be able to weather the current difficulties. Among electrics, we moved increasingly into firms concentrating on regulated business, where earnings are more stable. We also increased our foreign holdings, which benefited from positive currency translations and less turbulent markets. An economic rebound should improve fund results by increasing utility usage.

HOW DID CONDITIONS STAND AT THE END OF THE PERIOD?

The market remained unsettled though the economy was improving. In June, the Federal Reserve commented that "overall economic activity expanded at a moderate pace in late April and May." However, a June decline in the University of Michigan's Index of Consumer Sentiment indicated that a consumer spending pullback might occur.

   Investors remained hesitant because of concerns about corporate accounting and business practices and anxiety about global political instability. However, recent events have demonstrated that unsound business practices result in destructive consequences. We anticipate that company management and accounting firms will take vigorous measures to improve corporate governance and restore investors' confidence.

================================================================================

PORTFOLIO COMPOSITION BY INVESTMENT TYPE

As of 6/30/02, based on total net assets

                                  [PIE CHART]

Common Stock, Domestic          75%
Common Stock,  International    14%
Money Market Funds & Other       8%
Bonds, Domestic                  3%

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 6/30/02

================================================================================

SERIES I SHARES
Inception (5/2/94)            5.59%
 5 Years                      0.89
 1 Year                     -30.21

SERIES II SHARES
Inception (3/26/02)         -15.21%*

* BECAUSE SERIES II SHARES HAVE BEEN AVAILABLE FOR LESS THAN A YEAR, TOTAL RETURN SHOWN IS CUMULATIVE TOTAL RETURN THAT HAS NOT BEEN ANNUALIZED.

PAST PERFORMANCE CANNOT GUARANTEE COMPARABLE FUTURE RESULTS. DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

PORTFOLIO MANAGEMENT TEAM

ROBERT G. ALLEY
CLAUDE C. CODY, IV
JAN H. FRIEDLI
CRAIG A. SMITH
MEGGAN M. WALSH

--------------------------------------------------------------------------------
AIM V.I. GLOBAL UTILITIES FUND SEEKS TO ACHIEVE A HIGH TOTAL RETURN. THE FUND INVESTS IN SECURITIES OF DOMESTIC AND FOREIGN UTILITY COMPANIES.

   THE PERFORMANCE FIGURES SHOWN HERE, WHICH REPRESENT AIM V.I. GLOBAL UTILITIES FUND SERIES I AND SERIES II SHARES, ARE NOT INTENDED TO REFLECT ACTUAL ANNUITY VALUES. THEY DO NOT REFLECT CHARGES AT THE SEPARATE-ACCOUNT LEVEL, AND THESE CHARGES WOULD LOWER THE TOTAL RETURN. THE FUND'S PERFORMANCE FIGURES ARE HISTORICAL, AND THEY REFLECT FUND EXPENSES, THE REINVESTMENT OF DISTRIBUTIONS AND CHANGES IN NET ASSET VALUE. THE FUND'S INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

   INTERNATIONAL INVESTING PRESENTS CERTAIN RISKS NOT ASSOCIATED WITH INVESTING SOLELY IN THE UNITED STATES. THESE INCLUDE RISKS RELATING TO FLUCTUATIONS IN THE VALUE OF THE U.S. DOLLAR RELATIVE TO THE VALUES OF OTHER CURRENCIES, THE CUSTODY ARRANGEMENTS MADE FOR THE FUND'S FOREIGN HOLDINGS, DIFFERENCES IN ACCOUNTING, POLITICAL RISKS AND THE LESSER DEGREE OF PUBLIC INFORMATION REQUIRED TO BE PROVIDED BY NON-U.S. COMPANIES.

   THE FUND MAY PARTICIPATE IN THE INITIAL PUBLIC OFFERING (IPO) MARKET IN SOME MARKET CYCLES. BECAUSE OF THE FUND'S SMALL ASSET BASE, ANY INVESTMENT THE FUND MAY MAKE IN IPOS MAY SIGNIFICANTLY INCREASE THE FUND'S TOTAL RETURN. AS THE FUND'S ASSETS GROW, THE IMPACT OF IPO INVESTMENTS WILL DECLINE, WHICH MAY DECREASE THE FUND'S TOTAL RETURN.

   INVESTING IN A SINGLE-SECTOR OR SINGLE-REGION MUTUAL FUND MAY INVOLVE GREATER RISK AND POTENTIAL REWARD THAN INVESTING IN A MORE DIVERSIFIED FUND.

   THE UNMANAGED LIPPER UTILITY FUND INDEX REPRESENTS AN AVERAGE OF THE 30 LARGEST UTILITY FUNDS TRACKED BY LIPPER, INC., AN INDEPENDENT MUTUAL FUND PERFORMANCE MONITOR.

   THE UNMANAGED STANDARD & POOR'S COMPOSITE INDEX OF 500 STOCKS (THE S&P 500) IS AN INDEX OF COMMON STOCKS FREQUENTLY USED AS A GENERAL MEASURE OF U.S. STOCK MARKET PERFORMANCE.

   AN INVESTMENT CANNOT BE MADE IN AN INDEX. UNLESS OTHERWISE INDICATED, INDEX RESULTS INCLUDE REINVESTED DIVIDENDS, AND THEY DO NOT REFLECT SALES CHARGES OR FUND EXPENSES.

===============================================================================
CALENDAR YEAR TOTAL RETURNS (%)                                SERIES I SHARES
-------------------------------------------------------------------------------

1992    1993    1994    1995    1996     1997    1998    1999    2000    2001
 --      --    -2.92*   26.74   12.07   21.63   16.49   33.56  -2.28   -27.93
===============================================================================

* return is from fund inception 5/2/94

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


                                                             MARKET
                                                SHARES        VALUE
DOMESTIC STOCKS-76.53%

BROADCASTING & CABLE TV-1.16%

Univision Communications Inc.-Class A(a)         10,500    $   329,700
======================================================================

CONSTRUCTION & ENGINEERING-0.73%

Quanta Services, Inc.(a)                         20,800        205,296
======================================================================

DIVERSIFIED METALS & MINING-0.87%

Peabody Energy Corp.                              8,700        246,210
======================================================================

ELECTRIC UTILITIES-38.44%

American Electric Power Co., Inc.                 8,000        320,160
----------------------------------------------------------------------
CMS Energy Corp.                                 25,300        277,794
----------------------------------------------------------------------
Consolidated Edison, Inc.                         9,200        384,100
----------------------------------------------------------------------
Constellation Energy Group, Inc.                 12,300        360,882
----------------------------------------------------------------------
DTE Energy Co.                                   24,400      1,089,216
----------------------------------------------------------------------
Edison International(a)                           7,200        122,400
----------------------------------------------------------------------
Entergy Corp.                                     8,800        373,472
----------------------------------------------------------------------
Exelon Corp.                                      9,700        507,310
----------------------------------------------------------------------
FirstEnergy Corp.                                13,000        433,940
----------------------------------------------------------------------
FPL Group, Inc.                                  24,900      1,493,751
----------------------------------------------------------------------
Northeast Utilities                              18,000        338,580
----------------------------------------------------------------------
OGE Energy Corp.                                 15,000        342,900
----------------------------------------------------------------------
PG&E Corp.(a)                                    10,200        182,478
----------------------------------------------------------------------
Pinnacle West Capital Corp.                      29,800      1,177,100
----------------------------------------------------------------------
PPL Corp.                                        10,700        353,956
----------------------------------------------------------------------
Public Service Enterprise Group Inc.              8,500        368,050
----------------------------------------------------------------------
Puget Energy, Inc.                               13,500        278,775
----------------------------------------------------------------------
Reliant Energy, Inc.                             29,100        491,790
----------------------------------------------------------------------
Southern Co. (The)                               31,900        874,060
----------------------------------------------------------------------
Teco Energy, Inc.                                13,900        344,025
----------------------------------------------------------------------
Xcel Energy, Inc.                                45,150        757,166
======================================================================
                                                            10,871,905
======================================================================

GAS UTILITIES-8.92%

El Paso Corp.                                    11,000        226,710
----------------------------------------------------------------------
El Paso Energy Cap Trust I-$2.38 Conv. Pfd.       8,000        294,400
----------------------------------------------------------------------
KeySpan Corp.                                     8,000        301,200
----------------------------------------------------------------------
NiSource Inc.                                    54,300      1,185,369
----------------------------------------------------------------------
Sempra Energy                                    23,300        515,629
======================================================================
                                                             2,523,308
======================================================================

HEAVY ELECTRICAL EQUIPMENT-0.10%

Active Power, Inc.(a)                             8,100         29,241
======================================================================

INDUSTRIAL CONGLOMERATES-1.79%

General Electric Co.                             17,400        505,470
======================================================================

                                                             MARKET
                                                SHARES        VALUE


INTEGRATED OIL & GAS-1.53%

ChevronTexaco Corp.                               4,900    $   433,650
======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-8.57%

BellSouth Corp.                                  30,000        945,000
----------------------------------------------------------------------
SBC Communications Inc.                          26,397        805,109
----------------------------------------------------------------------
Verizon Communications Inc.                      16,786        673,958
======================================================================
                                                             2,424,067
======================================================================

MOVIES & ENTERTAINMENT-0.85%

Viacom Inc.-Class B(a)                            5,400        239,598
======================================================================

MULTI-UTILITIES & UNREGULATED POWER-10.88%

Aquila, Inc.                                     31,654        253,232
----------------------------------------------------------------------
Calpine Corp.(a)                                 17,500        123,025
----------------------------------------------------------------------
Duke Energy Corp.                                13,544        421,218
----------------------------------------------------------------------
Dynegy Inc.-Class A                              36,600        263,520
----------------------------------------------------------------------
Energy East Corp.                                67,500      1,525,500
----------------------------------------------------------------------
Mirant Corp.(a)                                  26,064        190,267
----------------------------------------------------------------------
Mirant Trust I-Series A, $3.13 Conv. Pfd.         3,200         94,848
----------------------------------------------------------------------
Williams Cos., Inc. (The)                        28,200        168,918
----------------------------------------------------------------------
Williams Cos., Inc. (The), $2.25 Conv. Pfd.       3,000         37,740
======================================================================
                                                             3,078,268
======================================================================

NETWORKING EQUIPMENT-0.51%

Cisco Systems, Inc.(a)                           10,300        143,685
======================================================================

OIL & GAS EQUIPMENT & SERVICES-0.55%

Cooper Cameron Corp.(a)                           3,200        154,944
======================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.34%

Apache Corp.                                      6,590        378,793
======================================================================

TELECOMMUNICATIONS EQUIPMENT-0.13%

JDS Uniphase Corp.(a)                            13,600         36,584
======================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.16%

MediaOne Group, Inc.-$3.04 Conv. Pfd.             3,000         44,880
======================================================================
    Total Domestic Stocks (Cost $25,808,194)                21,645,599
======================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-14.00%

BRAZIL-0.72%

Companhia Paranaense de Energia-Copel-ADR
  (Electric Utilities)                           50,200        203,310
======================================================================

FINLAND-0.62%

Nokia Oyj-ADR (Telecommunications Equipment)     12,200        176,656
======================================================================

                         AIM V.I. GLOBAL UTILITIES FUND


                                                             MARKET
                                                SHARES        VALUE

FRANCE-2.14%

Suez S.A. (Multi-Utilities & Unregulated
  Power)                                         17,700    $   473,575
----------------------------------------------------------------------
TotalFinaElf S.A. (Integrated Oil & Gas)            800        130,330
======================================================================
                                                               603,905
======================================================================

GERMANY-1.49%

E.ON A.G. (Electric Utilities)                    7,220        420,336
======================================================================

GREECE-0.54%

Public Power Corp.-GDR (Electric
  Utilities)(b)(c)                               10,700        153,110
======================================================================

ITALY-2.33%

ACEA S.p.A. (Multi-Utilities & Unregulated
  Power)(b)                                      50,000        269,043
----------------------------------------------------------------------
Snam Rete Gas S.p.A. (Gas Utilities)(b)          29,900         88,592
----------------------------------------------------------------------
Telecom Italia S.p.A. (Integrated
  Telecommunication Services)                    56,900        302,788
======================================================================
                                                               660,423
======================================================================

SPAIN-2.67%

Endesa, S.A. (Electric Utilities)                32,300        470,833
----------------------------------------------------------------------
Telefonica, S.A. (Integrated
  Telecommunication Services)(a)                 33,705        283,900
======================================================================
                                                               754,733
======================================================================

UNITED KINGDOM-3.49%

Kelda Group PLC (Water Utilities)                76,474        500,069
----------------------------------------------------------------------
National Grid Group PLC (Electric Utilities)     18,713        133,542
----------------------------------------------------------------------
United Utilities PLC (Multi-Utilities &
  Unregulated Power)                             21,600        202,108
----------------------------------------------------------------------
Vodafone Group PLC (Wireless
  Telecommunication Services)                   109,994        151,600
======================================================================
                                                               987,319
======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $4,841,375)                            3,959,792
======================================================================

                                               PRINCIPAL
                                                AMOUNT
U.S. DOLLAR DENOMINATED BONDS & NOTES-3.03%

BROADCASTING & CABLE TV-0.33%

TCI Communications, Inc., Sr. Unsec. Deb.,
  7.88%, 02/15/26                              $100,000         91,951
======================================================================

COMPUTER HARDWARE-0.10%

Candescent Technologies Corp., Sr. Conv.
  Unsec. Gtd. Sub. Deb., 8.00%, 05/01/03
  (Acquired 04/17/98-04/19/01; Cost
  $440,425)(c)(d)(e)                            527,000         27,931
======================================================================

                                               PRINCIPAL      MARKET
                                                AMOUNT         VALUE

ELECTRIC UTILITIES-0.27%

Arizona Public Service Co., SLOBS, 8.00%,
  12/30/15                                     $ 75,000     $    76,116
=======================================================================

GAS UTILITIES-1.58%

Limestone Electron Trust, Sr. Unsec. Gtd.
  Notes, 8.63%, 03/15/03 (Acquired 03/15/00;
  Cost $450,000)(d)                             450,000         448,312
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.49%

AT&T Corp., Unsec. Notes, 7.75%, 03/01/07       150,000         138,938
=======================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.26%

Dynegy Inc., Sr. Unsec. Deb., 7.13%, 05/15/18   100,000          73,375
=======================================================================
    Total U.S. Dollar Denominated Bonds &
      Notes (Cost $1,317,891)                                   856,623
=======================================================================

                                               PRINCIPAL
                                               AMOUNT(f)
NON-U.S. DOLLAR DENOMINATED BONDS-1.75%

UNITED KINGDOM-1.75%

National Grid Co. PLC (Electric Utilities),
  Conv. Bonds, 4.25%, 02/17/08
  (Acquired 02/05/98;
  Cost $397,800)(d)                   GBP        240,000         437,215
------------------------------------------------------------------------
National Grid Co. PLC-Series RG (Electric
  Utilities), Conv. Bonds,
  4.25%, 02/17/08                   GBP           32,000          58,295
========================================================================
    Total Non-U.S. Dollar Denominated Bonds
      (Cost $454,328)                                            495,510
========================================================================

                                                SHARES
MONEY MARKET FUNDS-6.21%

STIC Liquid Assets Portfolio(g)                  877,297         877,297
------------------------------------------------------------------------
STIC Prime Portfolio(g)                          877,297         877,297
========================================================================
    Total Money Market Funds (Cost
      $1,754,594)                                              1,754,594
========================================================================
TOTAL INVESTMENTS-101.52% (Cost $34,176,382)                  28,712,118
========================================================================
OTHER ASSETS LESS LIABILITIES-(1.52%)                           (429,188)
========================================================================
NET ASSETS-100.00%                                           $28,282,930
________________________________________________________________________
========================================================================

                         AIM V.I. GLOBAL UTILITIES FUND

Investment Abbreviations:

ADR     - American Depositary Receipt
Conv.   - Convertible
Deb.    - Debentures
GBP     - British Pound Sterling
GDR     - Global Depositary Receipt
Gtd.    - Guaranteed
Pfd.    - Preferred
SLOBS   - Security Lease Obligation Bond Securities
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of restricted securities at 06/30/02 was $913,458, which represented 3.23% of the Fund's net assets.
(e) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(f) Foreign denominated security. Par value is denominated in currency indicated.
(g) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.


                         AIM V.I. GLOBAL UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $34,176,382)                                  $28,712,118
-----------------------------------------------------------
Foreign currencies, at value (cost $9,682)            9,746
-----------------------------------------------------------
Receivables for:
  Investments sold                                1,161,730
-----------------------------------------------------------
  Fund shares sold                                      411
-----------------------------------------------------------
  Dividends and interest                             95,753
-----------------------------------------------------------
Investment for deferred compensation plan            38,250
===========================================================
    Total assets                                 30,018,008
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           1,637,968
-----------------------------------------------------------
  Fund shares reacquired                             22,628
-----------------------------------------------------------
  Deferred compensation plan                         38,250
-----------------------------------------------------------
Accrued administrative services fees                 12,566
-----------------------------------------------------------
Accrued distribution fees - Series II                     1
-----------------------------------------------------------
Accrued transfer agent fees                             837
-----------------------------------------------------------
Accrued operating expenses                           22,828
===========================================================
    Total liabilities                             1,735,078
===========================================================
Net assets applicable to shares outstanding     $28,282,930
___________________________________________________________
===========================================================

NET ASSETS:

Series I                                        $28,280,608
___________________________________________________________
===========================================================
Series II                                       $     2,322
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                          2,460,865
___________________________________________________________
===========================================================
Series II                                               202
___________________________________________________________
===========================================================
Series I:
  Net asset value per share                     $     11.49
___________________________________________________________
===========================================================
Series II:
  Net asset value per share                     $     11.48
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $9,199)                                       $   551,309
-----------------------------------------------------------
Dividends from affiliated money market funds         27,092
-----------------------------------------------------------
Interest                                             49,269
===========================================================
    Total investment income                         627,670
===========================================================

EXPENSES:

Advisory fees                                       109,203
-----------------------------------------------------------
Administrative services fees                         51,331
-----------------------------------------------------------
Custodian fees                                        4,790
-----------------------------------------------------------
Distribution fees -- Series II                            1
-----------------------------------------------------------
Professional Fees                                     9,852
-----------------------------------------------------------
Transfer agent fees                                   3,246
-----------------------------------------------------------
Trustees' fees                                        4,592
-----------------------------------------------------------
Other                                                 3,002
===========================================================
    Total expenses                                  186,017
===========================================================
Less: Fees waived                                      (332)
===========================================================
    Net expenses                                    185,685
===========================================================
Net investment income                               441,985
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          (1,500,985)
-----------------------------------------------------------
  Foreign currencies                                  8,530
-----------------------------------------------------------
  Option contracts written                           23,240
===========================================================
                                                 (1,469,215)
===========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (4,333,496)
-----------------------------------------------------------
  Foreign currencies                                  2,012
===========================================================
                                                 (4,331,484)
===========================================================
Net gain (loss) from investment securities,
  foreign currencies and option contracts        (5,800,699)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                     $(5,358,714)
___________________________________________________________
===========================================================

See Notes to Financial Statements.


                         AIM V.I. GLOBAL UTILITIES FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND THE YEAR ENDED DECEMBER 31, 2001 (UNAUDITED)

                                                               JUNE 30,       DECEMBER 31,
                                                                 2002             2001
                                                              -----------    ---------------
OPERATIONS:

  Net investment income                                       $   441,985     $    720,613
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                    (1,469,215)      (4,732,808)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies               (4,331,484)     (10,714,354)
============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (5,358,714)     (14,726,549)
--------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Series I                                                             --         (529,849)
--------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Series I                                                             --       (3,464,881)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                     (3,190,355)       6,014,370
--------------------------------------------------------------------------------------------
  Series II                                                         2,686               --
============================================================================================
    Net increase (decrease) in net assets                      (8,546,383)     (12,706,909)
============================================================================================

NET ASSETS:

  Beginning of period                                          36,829,313       49,536,222
============================================================================================
  End of period                                               $28,282,930     $ 36,829,313
____________________________________________________________________________________________
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $38,830,401     $ 42,018,070
--------------------------------------------------------------------------------------------
  Undistributed net investment income                           1,136,862          694,877
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and option contracts        (6,221,526)      (4,752,311)
--------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and foreign currencies                          (5,462,807)      (1,131,323)
============================================================================================
                                                              $28,282,930     $ 36,829,313
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.


                         AIM V.I. GLOBAL UTILITIES FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Global Utilities Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high total return.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating life insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       The Fund has a capital loss carryforward of $3,082,903 as of December 31, 2001 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2009.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are

                         AIM V.I. GLOBAL UTILITIES FUND
     translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

H. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the six months ended June 30, 2002, AIM waived fees of $332.

  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2002, the Fund paid AIM $51,331 of which AIM retained $24,795 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2002, AFS was paid $2,934 for such services.

  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. For the period March 26, 2002 (date sales commenced) to June 30, 2002, the Series II shares paid AIM Distributors $1 as compensation under the Plan.

  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.

  During the six months ended June 30, 2002, the Fund paid legal fees of $1,298 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2002, the Fund received no reductions in transfer agent fees or custodian fees.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

                         AIM V.I. GLOBAL UTILITIES FUND

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                        2001          2000
                                     ----------    ----------
Distributions paid from:
Ordinary Income                      $2,521,868    $1,267,991
-------------------------------------------------------------
Long-Term Capital Gain                1,472,862     1,202,523
=============================================================
                                     $3,994,730    $2,470,514
_____________________________________________________________
=============================================================


  As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income                   $   737,116
-----------------------------------------------------------
Capital loss carryforward                        (3,082,903)
-----------------------------------------------------------
Unrealized appreciation (depreciation)           (2,842,970)
===========================================================
                                                $(5,188,757)
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, and other deferrals.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2002 was $11,147,511 and $11,856,754, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $ 2,033,291
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (7,535,670)
-----------------------------------------------------------
Net unrealized appreciation (depreciation)
  of investment securities                      $(5,502,379)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $34,214,497.


NOTE 8--CALL OPTION CONTRACTS

Transactions in call options written during the six months ended June 30, 2002 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                    ---------------------
                                    NUMBER OF    PREMIUMS
                                    CONTRACTS    RECEIVED
                                    ---------    --------
Beginning of period                     --       $     --
---------------------------------------------------------
Written                                470         30,169
---------------------------------------------------------
Exercised                             (110)        (6,930)
---------------------------------------------------------
Expired                               (360)       (23,239)
=========================================================
End of period                           --       $     --
_________________________________________________________
=========================================================


NOTE 9--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2002 and the year ended December 31, 2001 were as follows:

                                                                 SIX MONTHS ENDED               YEAR ENDED
                                                                   JUNE 30, 2002            DECEMBER 31, 2001
                                                              -----------------------    ------------------------
                                                               SHARES       AMOUNT        SHARES        AMOUNT
                                                              --------    -----------    --------    ------------
Sold:
  Series I                                                     126,162    $ 1,661,748     732,845    $ 13,569,191
-----------------------------------------------------------------------------------------------------------------
  Series II*                                                       203          2,693          --              --
=================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                          --             --     304,477       3,994,730
=================================================================================================================
Reacquired:
  Series I                                                    (383,015)    (4,852,103)   (660,993)    (11,549,551)
-----------------------------------------------------------------------------------------------------------------
  Series II*                                                        (1)            (7)         --              --
=================================================================================================================
                                                              (256,651)   $(3,187,669)    376,329    $  6,014,370
_________________________________________________________________________________________________________________
=================================================================================================================

* Series II shares commenced sales on March 26, 2002.

                         AIM V.I. GLOBAL UTILITIES FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                        SERIES I
                                                        -------------------------------------------------------------------------
                                                        SIX MONTHS
                                                         ENDED                          YEAR ENDED DECEMBER 31,
                                                        JUNE 30,      -----------------------------------------------------------
                                                          2002           2001             2000       1999       1998       1997
                                                        ----------    ---------------    -------    -------    -------    -------
Net asset value, beginning of period                     $ 13.55          $ 21.16        $ 22.80    $ 17.36    $ 15.26    $ 12.55
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.17(a)          0.29(a)(b)     0.29(a)    0.32(a)    0.35       0.32
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                        (2.23)           (6.25)         (0.80)      5.49       2.15       2.40
=================================================================================================================================
    Total from investment operations                       (2.06)           (5.96)         (0.51)      5.81       2.50       2.72
=================================================================================================================================
Less distributions:
  Dividends from net investment income                        --            (0.22)         (0.23)     (0.37)     (0.28)        --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       --            (1.43)         (0.90)        --      (0.12)     (0.01)
=================================================================================================================================
    Total distributions                                       --            (1.65)         (1.13)     (0.37)     (0.40)     (0.01)
=================================================================================================================================
Net asset value, end of period                           $ 11.49          $ 13.55        $ 21.16    $ 22.80    $ 17.36    $ 15.26
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                           (15.20)%         (27.93)%        (2.28)%    33.56%     16.49%     21.63%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $28,281          $36,829        $49,536    $39,772    $28,134    $22,079
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                     1.11%(d)         1.07%          1.10%      1.14%      1.11%      1.28%
=================================================================================================================================
Ratio of net investment income to average net assets        2.64%(d)         1.59%(b)       1.23%      1.72%      2.46%      2.81%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                       11%              32%            50%        45%        32%        28%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.30 and the ratio of net investment income to average net assets would have been 1.63%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(d) Ratios are annualized and based on average daily net assets of $33,792,157.

                                                                  SERIES II
                                                                --------------
                                                                MARCH 26, 2002
                                                                 (DATE SALES
                                                                COMMENCED) TO
                                                                JUNE 30, 2002
                                                                --------------
Net asset value, beginning of period                               $ 13.54
------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.08(a)
------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (2.14)
==============================================================================
    Total from investment operations                                 (2.06)
==============================================================================
Net asset value, end of period                                     $ 11.48
______________________________________________________________________________
==============================================================================
Total return(b)                                                     (15.21)%
______________________________________________________________________________
==============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $     2
______________________________________________________________________________
==============================================================================
Ratio of expenses to average net assets                               1.36%(c)
==============================================================================
Ratio of net investment income to average net assets                  2.39%(c)
______________________________________________________________________________
==============================================================================
Portfolio turnover rate                                                 11%
______________________________________________________________________________
==============================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total return for the period shown.
(c)  Ratios are annualized and based on average daily net assets of $1,916.

                         AIM V.I. GLOBAL UTILITIES FUND

AS OF JUNE 30, 2002

BOARD OF TRUSTEES                   OFFICERS                                     OFFICE OF THE FUND

Robert H. Graham                    Robert H. Graham                             11 Greenway Plaza
                                    Chairman and President                       Suite 100
Frank S. Bayley                                                                  Houston, TX 77046
                                    Carol F. Relihan
Bruce L. Crockett                   Senior Vice President and Secretary          INVESTMENT ADVISOR

Albert R. Dowden                    Gary T. Crum                                 A I M Advisors, Inc.
                                    Senior Vice President                        11 Greenway Plaza
Edward K. Dunn, Jr.                                                              Suite 100
                                    Dana R. Sutton                               Houston, TX 77046
Jack M. Fields                      Vice President and Treasurer
                                                                                 TRANSFER AGENT
Carl Frischling                     Robert G. Alley
                                    Vice President                               A I M Fund Services, Inc.
Prema Mathai-Davis                                                               P.O. Box 4739
                                    Stuart W. Coco                               Houston, TX 77210-4739
Lewis F. Pennock                    Vice President
                                                                                 CUSTODIAN
Ruth H. Quigley                     Melville B. Cox
                                    Vice President                               State Street Bank and Trust Company
Louis S. Sklar                                                                   225 Franklin Street
                                    Karen Dunn Kelley                            Boston, MA 02110
                                    Vice President
                                                                                 COUNSEL TO THE FUNDS
                                    Edgar M. Larsen
                                    Vice President                               Foley & Lardner
                                                                                 3000 K N.W., Suite 500
                                                                                 Washington, D.C. 20007

                                                                                 COUNSEL TO THE TRUSTEES

                                                                                 Kramer, Levin, Naftalis & Frankel LLP
                                                                                 919 Third Avenue
                                                                                 New York, NY 10022

                                                                                 DISTRIBUTOR

                                                                                 A I M Distributors, Inc.
                                                                                 11 Greenway Plaza
                                                                                 Suite 100
                                                                                 Houston, TX 77046


                         AIM V.I. GLOBAL UTILITIES FUND

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

RISK-AVERSE INVESTORS CONTINUE TO FAVOR BONDS

THE FIRST HALF OF 2002 WAS DIFFICULT FOR STOCKS, BUT GENERALLY GOOD FOR BONDS. HOW DID THE FUND PERFORM?

A preference for lower-risk investments helped many types of fixed income securities do well--particularly debt securities issued, guaranteed or otherwise backed by the U.S. government, including Treasury, agency and mortgage-backed securities.

   For the six months ended June 30, 2002,the fund's Series I shares returned 3.47% and its Series II shares returned 3.39%--in line with the fund's benchmark index, the Lehman Intermediate Government Bond Index, which returned 3.59% for the same period.

WHAT WERE THE TRENDS IN THE ECONOMY?

The economy showed signs of improvement throughout the reporting period. Gross domestic product (GDP), the broadest measure of U.S. economic activity, grew at an annualized rate of 5.0% in the first quarter of 2002, and retail sales and consumer confidence generally remained strong. The government's initial estimate of GDP growth for the second quarter was 1.1%. After reducing interest rates an unprecedented 11 times in 2001, the U.S. Federal Reserve (the Fed) held rates steady at 40-year lows as it waited for more definitive signs of recovery. It was able to do so in part because inflation remained under control and energy prices moderated somewhat. At its March meeting, the Fed adopted a neutral bias, expressing its belief that risks to the economy were evenly weighted between weakness and inflation.

WHAT WERE THE TRENDS IN THE GOVERNMENT BOND MARKET?

The Fed's hesitancy to raise short-term interest rates meant that yields on Treasuries, agencies and mortgage-backed bonds remained low, particularly on the shorter end of the yield curve.

   In the first half of the reporting period, all signs pointed to a strong economic recovery, prompting investors to seek out lower-quality fixed income investments. Indeed, for the first quarter, corporate bonds outperformed most government issues and lower-rated issues outperformed higher-rated bonds.

   It was a different story in the second half of the reporting period. Government issues and other higher-quality bonds shined; investors scrambled for safety as corporate accounting scandals came to light and credit concerns took center stage. Risk-averse investors eagerly accepted relatively low yields in return for the relative safety such issues afforded.

   For the reporting period as a whole, a preference for higher-rated bonds was evident. For the six months ended June 30, 2002, the Lehman Intermediate Government Bond Index returned 3.59% while the Lehman High Yield Bond Index returned -4.84%. Both, of course, outperformed the U.S. stock market which, as measured by the S&P 500, returned -13.15%.

HOW DID YOU MANAGE THE FUND?

During the reporting period, we increased U.S. agency securities from 34% to 41% of total net assets, and we decreased Treasuries from 17% to 11% of the fund's total net assets. Mortgage securities accounted for 44% of total net assets at the beginning of the reporting period and 45% at its close. We made these adjustments because of relatively higher yields available on agency bonds and relatively lower yields offered by Treasuries.

   Mortgage securities performed especially well during the first quarter of 2002 when mortgage rates were rising and not quite as well in the second quarter when mortgage rates generally declined. For the reporting period as a whole, they benefited fund performance, providing relatively higher yields than Treasuries, with greater relative safety than corporate bonds. Because mortgage-backed issues (and agencies) offer better yields than Treasuries with very little added risk, mortgage securities remained the largest asset class within the fund at the close of the reporting period.

HOW WERE BONDS FARING LATE IN THE REPORTING PERIOD?

Bonds remained positive for several reasons:

   - While virtually everyone agreed that the economy was improving, there was significant disagreement about the pace and scope of that improvement. Additional Fed rate cuts, which were not considered likely, or stable short-term interest rates could be positive for bonds.

   - Continuing stock market volatility, resulting from economic uncertainty and a series of corporate financial scandals, continued to make the relative safety of government bonds attractive to many investors.

================================================================================
GROWTH OF NET ASSETS
--------------------------------------------------------------------------------
IN MILLIONS

12/31/01                $151.6
6/30/02                 $206.6

--------------------------------------------------------------------------------

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

================================================================================
PORTFOLIO COMPOSITION BY                AS OF 6/30/02, BASED ON TOTAL NET ASSETS
INVESTMENT TYPE
--------------------------------------------------------------------------------

PORTFOLIO STATISTICS

Weighted Average Maturity               5.96 years
Average Duration                        3.71 years
Number of Holdings                             154
Total Net Assets                    $206.6 million

                     [PIE CHART]

U.S. Agency Obligations                         41%

U.S. Treasury Obligations                       11%

Mortgage Obligations                            45%

Cash Equivalents                                 3%
--------------------------------------------------------------------------------

   - Low inflation made bond yields attractive--and because inflation remained under control, it posed little danger to bond prices or returns.

   - Global economic weakness and political uncertainty made the relative security of U.S. government bonds attractive to investors around the world.

   Even if the economy rebounds strongly in the next several months--which seems unlikely--and even if the Fed embarks on a series of interest rate increases, the fund's intermediate-term duration and weighted average maturity, as well as its sector allocation, could provide some protection to shareholders.

WHAT WERE CONDITIONS LIKE AT THE CLOSE OF THE REPORTING PERIOD?

The Investment Company Institute reported that money flows into stock mutual funds fell 72%, from $17 billion in May 2001 to $4.8 billion in May 2002--while money flows into taxable bond funds rose 76%, from $5.1 billion to $9 billion during the same period. Clearly, investors continued to seek relative safety in bonds, particularly higher quality issues.

   Also, the pace of economic recovery remained in doubt. In June, the Fed acknowledged that the economy was growing, albeit moderately and somewhat unevenly. In its "beige book" report, the Fed cited continued improvement in the manufacturing sector, increased semiconductor orders, and continued strength in the residential real estate market. But it also found that manufacturing gains were uneven across industries, telecommunications equipment sales remained weak, and commercial real estate markets were sluggish. Given these mixed economic signals, there was widespread agreement that short-term interest rates were unlikely to rise anytime soon.

================================================================================

PORTFOLIO MANAGEMENT TEAM

SCOT JOHNSON (LEAD MANAGER)
CLINT DUDLEY

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 6/30/02

================================================================================

SERIES I SHARES
Inception (5/5/93)         5.57%
  5 Years                  6.32
  1 Year                   7.79

SERIES II SHARES
Inception ( 9/19/01)       3.61%*

*BECAUSE SERIES II SHARES HAVE BEEN AVAILABLE FOR LESS THAN A YEAR, TOTAL RETURN SHOWN IS CUMULATIVE TOTAL RETURN THAT HAS NOT BEEN ANNUALIZED.

PAST PERFORMANCE CANNOT GUARANTEE COMPARABLE FUTURE RESULTS. DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

--------------------------------------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES FUND SEEKS A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH REASONABLE CONCERN FOR SAFETY OF PRINCIPAL.

   THE PERFORMANCE FIGURES SHOWN HERE, WHICH REPRESENT AIM V.I. GOVERNMENT SECURITIES FUND SERIES I AND SERIES II SHARES, ARE NOT INTENDED TO REFLECT ACTUAL ANNUITY VALUES. THEY DO NOT REFLECT CHARGES AT THE SEPARATE-ACCOUNT LEVEL, AND THESE CHARGES WOULD LOWER THE TOTAL RETURN. THE FUND'S PERFORMANCE FIGURES ARE HISTORICAL, AND THEY REFLECT FUND EXPENSES, THE REINVESTMENT OF DISTRIBUTIONS AND CHANGES IN NET ASSET VALUE. THE FUND'S INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

   THE UNMANAGED LEHMAN HIGH YIELD BOND INDEX, WHICH REPRESENTS THE PERFORMANCE OF HIGH-YIELD DEBT SECURITIES, IS COMPILED BY LEHMAN BROTHERS, A WELL-KNOWN GLOBAL INVESTMENT BANK.

   THE UNMANAGED LEHMAN INTERMEDIATE GOVERNMENT BOND INDEX, WHICH REPRESENTS THE PERFORMANCE OF INTERMEDIATE- AND LONG-TERM U.S. TREASURY AND U.S. GOVERNMENT AGENCY SECURITIES, IS COMPILED BY LEHMAN BROTHERS, A WELL-KNOWN GLOBAL INVESTMENT BANK.

   THE UNMANAGED STANDARD & POOR'S COMPOSITE INDEX OF 500 STOCKS (THE S&P 500) IS AN INDEX OF COMMON STOCKS FREQUENTLY USED AS A GENERAL MEASURE OF U.S. STOCK MARKET PERFORMANCE.

   GOVERNMENT SECURITIES (SUCH AS U.S. TREASURY BILLS, NOTES AND BONDS) OFFER A HIGH DEGREE OF SAFETY, AND THEY GUARANTEE THE TIMELY REPAYMENT OF PRINCIPAL AND INTEREST IF HELD TO MATURITY. FUND SHARES ARE NOT INSURED, AND THEIR VALUE WILL VARY WITH MARKET CONDITIONS.

   AN INVESTMENT CANNOT BE MADE IN AN INDEX. UNLESS OTHERWISE INDICATED, INDEX RESULTS INCLUDE REINVESTED DIVIDENDS AND THEY DO NOT REFLECT SALES CHARGES OR FUND EXPENSES.

================================================================================
CALENDAR YEAR TOTAL RETURNS (%)                                  SERIES I SHARES
--------------------------------------------------------------------------------
1992     1993     1994     1995   1996    1997    1998     1999     2000    2001
  --     3.55*   -3.73    15.56   2.29    8.16    7.73    -1.32    10.12    6.41
================================================================================

*return is from fund inception 5/5/93

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
U.S. GOVERNMENT AGENCY SECURITIES-86.19%

FEDERAL FARM CREDIT BANK-5.71%

Bonds,
  3.88%, 12/15/04                              $   842,000   $    841,992
-------------------------------------------------------------------------
  4.38%, 04/15/05                                1,625,000      1,659,076
-------------------------------------------------------------------------
  6.00%, 06/11/08 to 03/07/11                    4,600,000      4,865,308
-------------------------------------------------------------------------
  5.75%, 01/18/11                                2,000,000      2,064,720
-------------------------------------------------------------------------
Medium Term Notes,
  5.75%, 12/07/28                                2,500,000      2,369,675
=========================================================================
                                                               11,800,771
=========================================================================

FEDERAL HOME LOAN BANK-18.20%

Medium Term Notes,
  8.17%, 12/16/04                                  400,000        444,968
-------------------------------------------------------------------------
  3.88%, 12/20/04                                4,658,000      4,684,504
-------------------------------------------------------------------------
  4.15%, 02/28/05                                9,200,000      9,229,532
-------------------------------------------------------------------------
Unsec. Bonds,
  4.63%, 04/15/05                                4,975,000      5,111,912
-------------------------------------------------------------------------
  6.50%, 11/15/05                                  275,000        297,836
-------------------------------------------------------------------------
  5.30%, 09/13/06                                1,600,000      1,609,872
-------------------------------------------------------------------------
  7.25%, 02/15/07                                  895,000      1,002,310
-------------------------------------------------------------------------
  5.75%, 05/15/12                               14,790,000     15,202,789
=========================================================================
                                                               37,583,723
=========================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-24.32%

Medium Term Notes,
  4.38%, 08/19/05                                2,090,000      2,096,437
-------------------------------------------------------------------------
  5.25%, 01/15/06                                2,380,000      2,479,294
-------------------------------------------------------------------------
  4.50%, 02/27/06                                6,845,000      6,912,150
-------------------------------------------------------------------------
  5.50%, 04/11/06                                1,000,000      1,009,000
-------------------------------------------------------------------------
Pass Through Ctfs.,
  6.00%, 11/01/08 to 09/01/13                      652,457        674,461
-------------------------------------------------------------------------
  6.50%, 12/01/08 to 08/01/31                    6,242,313      6,446,958
-------------------------------------------------------------------------
  7.00%, 11/01/10 to 06/01/32                   14,718,184     15,272,408
-------------------------------------------------------------------------
  10.50%, 08/01/19                                  54,396         61,416
-------------------------------------------------------------------------
  8.50%, 09/01/20 to 10/01/29                    4,586,434      4,919,768
-------------------------------------------------------------------------
  10.00%, 03/01/21                               1,137,841      1,290,733
-------------------------------------------------------------------------
  8.00%, 10/01/23                                1,160,000      1,244,834
-------------------------------------------------------------------------
  7.50%, 09/01/30                                  760,763        799,822
-------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.50%, 08/01/32(a)                             5,675,000      5,799,516
-------------------------------------------------------------------------
Unsec. Notes,
  5.63%, 03/15/11                                1,200,000      1,228,116
=========================================================================
                                                               50,234,913
=========================================================================

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-30.04%

Medium Term Notes,
  7.38%, 03/28/05                              $   300,000   $    329,892
-------------------------------------------------------------------------
  6.88%, 09/10/12 to 09/24/12                    3,500,000      3,704,025
-------------------------------------------------------------------------
  6.47%, 09/25/12                                1,625,000      1,762,573
-------------------------------------------------------------------------
Pass Through Ctfs.,
  7.00%, 03/01/04 to 05/01/32                    6,213,289      6,450,842
-------------------------------------------------------------------------
  7.50%, 11/01/09 to 07/01/31                    4,777,677      5,023,411
-------------------------------------------------------------------------
  6.50%, 10/01/10 to 11/01/31                    6,258,569      6,424,967
-------------------------------------------------------------------------
  10.00%, 03/01/16                                 332,985        369,197
-------------------------------------------------------------------------
  8.50%, 11/01/17 to 12/01/26                    4,924,794      5,322,227
-------------------------------------------------------------------------
  8.00%, 09/01/22 to 07/01/31                    2,673,814      2,853,282
-------------------------------------------------------------------------
Pass Through Ctfs., TBA,(a)
  6.00%, 08/01/32                                9,550,000      9,537,881
-------------------------------------------------------------------------
  6.50%, 08/01/32                               14,600,000     14,917,021
-------------------------------------------------------------------------
STRIPS,(b)
  7.37%, 10/09/19                                1,800,000        589,104
-------------------------------------------------------------------------
Unsec. Notes,
  5.75%, 07/19/06                                2,750,000      2,755,582
-------------------------------------------------------------------------
  5.35%, 09/19/06                                2,000,000      2,013,760
=========================================================================
                                                               62,053,764
=========================================================================

FINANCIAL ASSISTANCE CORP.-0.04%

Gtd. Bonds,
  9.38%, 07/21/03                                   75,000         80,570
=========================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-2.78%

Pass Through Ctfs.,
  9.50%, 08/15/03 to 09/15/16                       14,440         16,049
-------------------------------------------------------------------------
  7.50%, 03/15/08 to 08/15/28                      986,877      1,044,607
-------------------------------------------------------------------------
  9.00%, 09/15/08 to 10/15/16                       50,124         54,888
-------------------------------------------------------------------------
  11.00%, 10/15/15                                  11,409         13,274
-------------------------------------------------------------------------
  10.50%, 09/15/17 to 11/15/19                      14,059         16,264
-------------------------------------------------------------------------
  10.00%, 06/15/19                                 334,536        377,501
-------------------------------------------------------------------------
  6.50%, 12/15/23                                  237,583        245,081
-------------------------------------------------------------------------
  8.00%, 07/15/24 to 07/15/26                    1,956,434      2,095,662
-------------------------------------------------------------------------
  7.00%, 04/15/28 to 06/15/28                    1,810,161      1,885,391
=========================================================================
                                                                5,748,717
=========================================================================

PRIVATE EXPORT FUNDING COMPANY-1.88%

Series J, Sec. Gtd. Notes,
  7.65%, 05/15/06                                1,500,000      1,687,650
-------------------------------------------------------------------------
Series UU, Sec. Gtd. Notes,
  7.95%, 11/01/06                                2,000,000      2,191,340
=========================================================================
                                                                3,878,990
=========================================================================

                      AIM V.I. GOVERNMENT SECURITIES FUND

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE

STUDENT LOAN MARKETING ASSOCIATION-0.07%

Medium Term Notes,
  6.50%, 08/01/02                              $   150,000   $    150,635
=========================================================================

TENNESSEE VALLEY AUTHORITY-3.15%

Putable Bonds,
  4.88%, 12/15/06                                1,600,000      1,611,568
-------------------------------------------------------------------------
Series A, Bonds,
  5.63%, 01/18/11                                4,800,000      4,884,000
=========================================================================
                                                                6,495,568
=========================================================================
    Total U.S. Government Agency Securities
      (Cost $175,825,639)                                     178,027,651
=========================================================================

U.S. TREASURY SECURITIES-11.24%

U.S. TREASURY NOTES-6.44%

  3.00%, 11/30/03                                5,500,000      5,547,025
-------------------------------------------------------------------------
  4.63%, 05/15/06                                6,375,000      6,569,501
-------------------------------------------------------------------------
  7.88%, 11/15/07                                1,150,000      1,176,439
=========================================================================
                                                               13,292,965
=========================================================================

U.S. TREASURY BONDS-4.32%

  9.25%, 02/15/16                                  550,000        755,914
-------------------------------------------------------------------------
  7.50%, 11/15/24                                2,515,000      3,096,116
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
U.S. TREASURY BONDS-(CONTINUED)

  7.63%, 02/15/25                              $   550,000   $    686,301
-------------------------------------------------------------------------
  6.88%, 08/15/25                                  500,000        576,510
-------------------------------------------------------------------------
  6.25%, 05/15/30                                3,520,000      3,814,554
=========================================================================
                                                                8,929,395
=========================================================================

U.S. TREASURY STRIPS-0.48%(B)

  5.38%, 05/15/06                                  750,000        648,030
-------------------------------------------------------------------------
  6.79%, 11/15/18                                  905,000        347,104
=========================================================================
                                                                  995,134
=========================================================================
    Total U.S. Treasury Securities (Cost
      $22,697,622)                                             23,217,494
=========================================================================

                                                 SHARES
MONEY MARKET FUNDS-15.91%

STIT Government & Agency Portfolio (Cost
  32,866,958)(c)                                32,866,958     32,866,958
=========================================================================
TOTAL INVESTMENTS-113.34% (Cost $231,390,219)                 234,112,103
=========================================================================
OTHER ASSETS LESS LIABILITIES-(13.34%)                        (27,560,476)
=========================================================================
NET ASSETS-100.00%                                           $206,551,627
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

Ctfs    - Certificates
Gtd.    - Guaranteed
Sec.    - Secured
STRIPS  - Separately Traded Registered Interest and Principal Security
TBA     - To Be Announced
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security purchased on forward commitment basis. These securities are subject to dollar roll transactions. See Note 1 Section B.
(b) STRIPS are traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.


                      AIM V.I. GOVERNMENT SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------
JUNE 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $231,390,219)                                $234,112,103
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                1,146,078
-----------------------------------------------------------
  Dividends and interest                          1,751,026
-----------------------------------------------------------
  Principal paydowns                                 39,496
-----------------------------------------------------------
Investment for deferred compensation plan            41,900
-----------------------------------------------------------
Other assets                                            381
===========================================================
     Total assets                               237,090,984
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                          30,063,288
-----------------------------------------------------------
  Fund shares reacquired                            297,917
-----------------------------------------------------------
  Interest expense                                    2,054
-----------------------------------------------------------
  Deferred compensation plan                         41,900
-----------------------------------------------------------
Accrued administrative services fees                 94,033
-----------------------------------------------------------
Accrued distribution fees                             3,306
-----------------------------------------------------------
Accrued transfer agent fees                           1,992
-----------------------------------------------------------
Accrued operating expenses                           34,867
===========================================================
     Total liabilities                           30,539,357
===========================================================
Net assets applicable to shares outstanding    $206,551,627
___________________________________________________________
===========================================================


NET ASSETS:

Series I                                       $201,701,875
___________________________________________________________
===========================================================
Series II                                      $  4,849,752
___________________________________________________________
===========================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                         16,896,049
___________________________________________________________
===========================================================
Series II                                           407,136
___________________________________________________________
===========================================================
Series I:
  Net asset value per share                    $      11.94
___________________________________________________________
===========================================================
Series II:
  Net asset value per share                    $      11.91
___________________________________________________________
===========================================================


STATEMENT OF OPERATIONS
---------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Interest                                         $4,239,749
-----------------------------------------------------------
Dividends from affiliated money market funds        401,273
===========================================================
    Total investment income                       4,641,022
===========================================================

EXPENSES:

Advisory fees                                       422,508
-----------------------------------------------------------
Administrative services fees                        196,164
-----------------------------------------------------------
Custodian fees                                       33,663
-----------------------------------------------------------
Distribution fees -- Series II                        3,074
-----------------------------------------------------------
Interest                                             23,259
-----------------------------------------------------------
Transfer agent fees                                  13,502
-----------------------------------------------------------
Trustees' fees                                        4,935
-----------------------------------------------------------
Other                                                35,532
===========================================================
    Total expenses                                  732,637
===========================================================
Less: Fees waived                                    (3,217)
===========================================================
    Net expenses                                    729,420
===========================================================
Net investment income                             3,911,602
===========================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities        717,030
-----------------------------------------------------------
Change in net unrealized appreciation of
  investment securities                           1,385,404
===========================================================
Net gain from investment securities               2,102,434
===========================================================
Net increase in net assets resulting from
  operations                                     $6,014,036
___________________________________________________________
===========================================================

See Notes to Financial Statements.


                      AIM V.I. GOVERNMENT SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND THE YEAR ENDED DECEMBER 31, 2001 (UNAUDITED)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2002            2001
                                                              ------------    ------------
OPERATIONS:

  Net investment income                                       $  3,911,602    $  7,444,832
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                     717,030       1,717,730
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                        1,385,404        (200,646)
==========================================================================================
    Net increase in net assets resulting from operations         6,014,036       8,961,916
==========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                              --      (4,304,055)
------------------------------------------------------------------------------------------
  Series II                                                             --         (21,360)
------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                      45,124,072      61,991,992
------------------------------------------------------------------------------------------
  Series II                                                      3,807,626         975,326
==========================================================================================
    Net increase in net assets                                  54,945,734      67,603,819
==========================================================================================

NET ASSETS:

  Beginning of period                                          151,605,893      84,002,074
==========================================================================================
  End of period                                               $206,551,627    $151,605,893
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $192,568,314    $143,636,616
------------------------------------------------------------------------------------------
  Undistributed net investment income                           11,771,871       7,860,269
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                    (510,443)     (1,227,473)
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities               2,721,885       1,336,481
==========================================================================================
                                                              $206,551,627    $151,605,893
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.


                      AIM V.I. GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Government Securities Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS -- Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. The Fund may engage in dollar roll transactions with respect to mortgage backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

       Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating life insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       The Fund has a capital loss carryforward of $496,743 as of December 31, 2001 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2009.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. All other expenses are allocated among the classes based on relative net assets.

                      AIM V.I. GOVERNMENT SECURITIES FUND

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.50% on the first $250 million of the Fund's average daily net assets, plus 0.45% of the Fund's average daily net assets in excess of $250 million. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the six months ended June 30, 2002, AIM waived fees of $3,217.

  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2002, the Fund paid AIM $196,164 of which AIM retained $24,795 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2002, AFS was paid $7,505 for such services.

  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2002, the Series II shares paid AIM Distributors $3,074 as compensation under the Plan.

  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.

  During the six months ended June 30, 2002, the Fund paid legal fees of $1,432 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--BORROWINGS

Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. The Fund will use the proceeds of a reverse repurchase agreement (which are considered to be borrowings under the 1940 Act) to purchase other permitted securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities will subsequently be repurchased as specified in the agreements.

  The maximum amount outstanding during the six months ended June 30, 2002 was $10,586,250 while borrowings averaged $3,120,352 per day with a weighted average interest rate of 1.50%.

  The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

                      AIM V.I. GOVERNMENT SECURITIES FUND

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                                                 2001          2000
                                                              ----------    ----------
Distributions paid from ordinary Income                       $4,325,415    $3,633,258
======================================================================================


As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income                                              $7,902,796
--------------------------------------------------------------------------------------
Capital loss carryforward                                                    (496,743)
--------------------------------------------------------------------------------------
Unrealized appreciation                                                       563,224
======================================================================================
                                                                           $7,969,277
______________________________________________________________________________________
======================================================================================


The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of capital losses incurred after October 31 and other deferrals.

NOTE 6--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2002 was $109,601,536 and $66,511,745, respectively.

The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2002 is as follows:

Aggregate unrealized appreciation of investment securities                 $2,940,120
--------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (218,236)
======================================================================================
Net unrealized appreciation of investment securities                       $2,721,884
______________________________________________________________________________________
======================================================================================
Investments have the same costs for tax and financial reporting purposes.


NOTE 7--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2002 and the year ended December 31, 2001 were as follows:

                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    JUNE 30, 2002               DECEMBER 31, 2001
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    ------------
Sold:
  Series I                                                     6,114,697    $ 71,884,384    11,782,921    $135,803,545
----------------------------------------------------------------------------------------------------------------------
  Series II*                                                     361,446       4,233,661        83,825         996,647
======================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                            --              --       374,266       4,304,055
----------------------------------------------------------------------------------------------------------------------
  Series II*                                                          --              --         1,859          21,360
======================================================================================================================
Reacquired:
  Series I                                                    (2,285,744)    (26,760,312)   (6,614,320)    (78,115,608)
----------------------------------------------------------------------------------------------------------------------
  Series II*                                                     (36,390)       (426,035)       (3,604)        (42,681)
======================================================================================================================
                                                               4,154,009    $ 48,931,698     5,624,947    $ 62,967,318
______________________________________________________________________________________________________________________
======================================================================================================================

* Series II shares commenced sales on September 19, 2001.

                      AIM V.I. GOVERNMENT SECURITIES FUND

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   SERIES I
                                             ------------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                                YEAR ENDED DECEMBER 31,
                                              JUNE 30,        -------------------------------------------------------------------
                                                2002            2001             2000          1999          1998          1997
                                             ----------       --------          -------       -------       -------       -------
Net asset value, beginning of period          $  11.53        $  11.16          $ 10.63       $ 11.18       $ 10.67       $  9.87
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.27(a)         0.59(a)(b)       0.66(a)       0.63(a)       0.63(a)       0.59
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      0.14            0.12             0.41         (0.78)         0.20          0.22
=================================================================================================================================
    Total from investment operations              0.41            0.71             1.07         (0.15)         0.83          0.81
=================================================================================================================================
Less dividends from net investment income           --           (0.34)           (0.54)        (0.40)        (0.32)        (0.01)
=================================================================================================================================
Net asset value, end of period                $  11.94        $  11.53          $ 11.16       $ 10.63       $ 11.18       $ 10.67
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                   3.56%           6.41%           10.12%        (1.32)%        7.73%         8.16%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $201,702        $150,660          $84,002       $70,761       $58,185       $33,800
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets
  (including interest expense)                    0.86%(d)        1.08%            0.97%         0.90%         0.76%         0.87%
=================================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense)                    0.83%(d)        0.80%            0.85%         0.80%         0.76%         0.87%
=================================================================================================================================
Ratio of net investment income to average
  net assets                                      4.62%(d)        5.09%(b)         6.03%         5.75%         5.70%         5.85%
=================================================================================================================================
Ratio of interest expense to average net
  assets                                          0.03%(d)        0.28%            0.12%         0.10%           --            --
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                             50%            199%              87%           41%           78%           66%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses as adjustments to interest income. Had the Fund not recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.62 and the ratio of investment income to average net assets would have been 5.40%. In accordance with the AICPA Audit Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and those charges would reduce total returns for all periods shown.
(d) Ratios are annualized and based on average daily net assets of $168,549,830.

                      AIM V.I. GOVERNMENT SECURITIES FUND

                                                                           SERIES II
                                                              -----------------------------------
                                                                               SEPTEMBER 19, 2001
                                                              SIX MONTHS          (DATE SALES
                                                                ENDED            COMMENCED) TO
                                                               JUNE 30,           DECEMBER 31,
                                                                 2002                 2001
                                                              ----------       ------------------
Net asset value, beginning of period                            $11.52               $11.84
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.25(a)              0.16(a)
-------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.14                (0.14)
=================================================================================================
    Total from investment operations                              0.39                 0.02
=================================================================================================
Less dividends from net investment income                           --                (0.34)
=================================================================================================
Net asset value, end of period                                  $11.91               $11.52
_________________________________________________________________________________________________
=================================================================================================
Total return(b)                                                   3.39%                0.22%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $4,850               $  946
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets (including interest
  expense)                                                        1.11%(c)             1.41%(d)
=================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense)                                                        1.08%(c)             1.13%(d)
=================================================================================================
Ratio of net investment income to average net assets              4.37%(c)             4.76%(d)
=================================================================================================
Ratio of interest expense to average net assets                   0.03%(c)             0.28%(d)
________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate                                             50%                 199%
_________________________________________________________________________________________________
=================================================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and those charges would reduce total returns for the period shown.
(c) Ratios are annualized and based on average daily net assets of $2,479,427.
(d)  Annualized.

                      AIM V.I. GOVERNMENT SECURITIES FUND

AS OF JUNE 30, 2002


BOARD OF TRUSTEES                           OFFICERS                                      OFFICE OF THE FUND
Robert H. Graham                            Robert H. Graham                              11 Greenway Plaza
                                            Chairman and President                        Suite 100
Frank S. Bayley                                                                           Houston, TX 77046
                                            Carol F. Relihan
Bruce L. Crockett                           Senior Vice President and Secretary           INVESTMENT ADVISOR

Albert R. Dowden                            Gary T. Crum                                  A I M Advisors, Inc.
                                            Senior Vice President                         11 Greenway Plaza
Edward K. Dunn, Jr.                                                                       Suite 100
                                            Dana R. Sutton                                Houston, TX 77046
Jack M. Fields                              Vice President and Treasurer
                                                                                          TRANSFER AGENT
Carl Frischling                             Robert G. Alley
                                            Vice President                                A I M Fund Services, Inc.
Prema Mathai-Davis                                                                        P.O. Box 4739
                                            Stuart W. Coco                                Houston, TX 77210-4739
Lewis F. Pennock                            Vice President
                                                                                          CUSTODIAN
Ruth H. Quigley                             Melville B. Cox
                                            Vice President                                State Street Bank and Trust Company
Louis S. Sklar                                                                            225 Franklin Street
                                            Karen Dunn Kelley                             Boston, MA 02110
                                            Vice President
                                                                                          COUNSEL TO THE FUNDS
                                            Edgar M. Larsen
                                            Vice President                                Foley & Lardner
                                                                                          3000 K N.W., Suite 500
                                                                                          Washington, D.C. 20007

                                                                                          COUNSEL TO THE TRUSTEES

                                                                                          Kramer, Levin, Naftalis & Frankel LLP
                                                                                          919 Third Avenue
                                                                                          New York, NY 10022

                                                                                          DISTRIBUTOR

                                                                                          A I M Distributors, Inc.
                                                                                          11 Greenway Plaza
                                                                                          Suite 100
                                                                                          Houston, TX 77046



                      AIM V.I. GOVERNMENT SECURITIES FUND

                              AIM V.I. GROWTH FUND

GENERAL MARKET MALAISE WEIGHS ON FUND PERFORMANCE



HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

The broad U.S. stock market declined for most of the reporting period. For the six months ended June 30, 2002, the fund's benchmark index, the S&P 500, returned -13.15%. The fund's Series I shares and Series II shares returned -20.65% and -20.78%, respectively, during the same period.


WHAT WERE THE TRENDS IN THE ECONOMY AND THE STOCK MARKET?

The economy showed signs of improvement throughout the reporting period. Gross domestic product (GDP), the broadest measure of U.S. economic activity, grew at an annualized rate of 5.0% in the first quarter of 2002, and retail sales and consumer confidence generally remained strong. The government's initial estimate of GDP growth for the second quarter was 1.1%. The U.S. Federal Reserve (the Fed) held short-term interest rates at 40-year lows as it waited for more definitive signs of recovery; it was able to do so in part because inflation remained under control and energy prices moderated somewhat.

   But investors ignored generally positive economic news. The possibility of additional terrorist attacks and geopolitical developments in the Middle East and on the Indian subcontinent put investors on edge. Also, a series of high-profile accounting scandals and alleged corporate misdeeds seriously undermined investor confidence and caused some investors to seek safety in fixed income or money market investments. This lack of investor confidence caused the major market indexes to decline for most of the reporting period, with large-cap stocks and growth stocks being hardest hit.


HOW DID YOU MANAGE THE FUND DURING THE REPORTING PERIOD?

We increased our diversification across sectors of the economy, and we increased the number of fund holdings--from 78 at the beginning of the reporting period to 110 at its close. We also devoted a smaller percentage of the fund's total net assets to its top 10 holdings. Finally, we emphasized stocks that we believed were positioned to benefit from an economic recovery. As the reporting period drew to a close, we emphasized stocks in the information technology, consumer discretionary and financial services sectors. We reduced health care holdings, particularly large pharmaceutical stocks, which have performed poorly in recent months.


HOW DID YOU CHANGE THE FUND'S INVESTMENT STRATEGY?

In January, we made some changes to the fund's investment strategy. While we continue to invest in growth stocks, we are placing greater emphasis on stocks of established, well-capitalized companies with the potential to deliver above-average, sustainable revenue and earnings growth. In keeping with this new emphasis, we increased these core growth holdings in an effort to temper the fund's volatility.

   While the fund will continue to invest in two types of growth stocks--core growth stocks and earnings momentum stocks--we are positioning the fund so that core growth holdings account for a larger share of the fund's total net assets. We also are working to reduce turnover by identifying market-leading companies that we believe can become longer-term holdings.

   In the last several years, the fund has been diversified among large- and mid-cap stocks. While we will continue to seek out mid-cap stocks with excellent growth opportunities, the fund's primary emphasis will be on large-cap companies with strong and improving fundamentals. Since we began making these adjustments to the fund, large-cap stocks have grown from about one-half to about three-quarters of the fund's total net assets. Our current plan is to invest approximately three-quarters of total net assets in large-cap holdings going forward.

To learn more about the fund's management team, see the box on the following page.

PORTFOLIO COMPOSITION

As of 6/30/02, based on total net assets

=========================================================================================
TOP 10 HOLDINGS                                 TOP 10 INDUSTRIES
-----------------------------------------------------------------------------------------
 1. Pfizer Inc.                         3.9%     1. Diversified Financial Services  9.4%

 2. Microsoft Corp.                     3.1      2. Pharmaceuticals                 8.9

 3. Applied Materials, Inc.             3.0      3. Semiconductors                  7.8

 4. Cisco Systems, Inc.                 2.6      4. Semiconductor Equipment         5.5

 5. American International Group, Inc.  2.3      5. Systems Software                4.9

 6. Citigroup Inc.                      2.2      6. Banks                           3.3

 7. Dell Computer Corp.                 2.2      7. Data Processing Services        3.2

 8. Johnson & Johnson                   2.0      8. Networking Equipment            3.1

 9. Bank of America Corp.               1.9      9. Computer Hardware               2.9

10. Target Corp.                        1.9     10. Department Stores               2.8

TOTAL NET ASSETS: $468.0 MILLION                TOTAL HOLDINGS: 110

The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.
=========================================================================================

                              AIM V.I. GROWTH FUND

CAN YOU DISCUSS SOME INDIVIDUAL FUND HOLDINGS?

We'll mention three stocks--two of which have performed well for the fund and one that has lagged but still has long-term appeal.

   o Bank of America is the nation's third-largest, and first coast-to-coast, bank. Its leadership position in fast-growing markets (including California and Florida), its presence in nearly 40 countries and its expansion into the credit card services and asset management industries makes this an appealing long-term investment.

   o Kohl's has been a standout in the strong retail industry. By selling name-brand products at discounted prices, it has managed to lure shoppers from traditional department stores and malls. Kohl's operates 420 stores in 32 states and has reported earnings growth of more than 30% per year for six straight years.

   o Pfizer ranks among the five largest drugmakers in the world, and the company offers a number of blockbuster prescription drugs as well as a host of consumer products. Pfizer seems well positioned to benefit from an aging population, but like many large pharmaceutical companies, its stock price has been under pressure as investors worry about some popular prescription drugs losing patent protection.


WHAT WERE CONDITIONS LIKE AT THE CLOSE OF THE REPORTING PERIOD?

In June, the Fed acknowledged that the economy was growing, albeit moderately and somewhat unevenly. The Fed cited continued improvement in the manufacturing sector, increased semiconductor orders, and continued strength in the residential real estate market. But it also found that manufacturing gains were uneven across industries, telecommunications equipment sales remained weak, and commercial real estate markets were sluggish.

   Unemployment, a lagging economic indicator, rose to 5.9% in June and revised figures showed that May was the first month with job gains in this recovery. Job creation is important because consumers account for two-thirds of the economy; if spending slows, the recovery could falter.

   In the last several weeks of the reporting period, a lack of investor confidence overshadowed generally improving economic statistics. What corporations, investment firms and government officials do in the months ahead to bolster investor confidence will significantly influence stock market performance going forward.

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 6/30/02

================================================================================
SERIES I SHARES
Inception (5/5/93)           5.61%
 5 Years                    -3.63
 1 Year                    -29.08

SERIES II SHARES
Inception ( 9/19/01)       -11.44%*

* BECAUSE SERIES II SHARES HAVE BEEN AVAILABLE FOR LESS THAN A YEAR, TOTAL RETURN SHOWN IS CUMULATIVE TOTAL RETURN THAT HAS NOT BEEN ANNUALIZED.

PAST PERFORMANCE CANNOT GUARANTEE COMPARABLE FUTURE RESULTS. DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

PORTFOLIO MANAGEMENT TEAM

In January, Lanny Sachnowitz joined Monika Degan, C.F.A., to complete the management team for AIM V.I. Growth Fund. Mr. Sachnowitz has been a member of AIM's large-cap growth management team for more than a decade.

   MR. SACHNOWITZ is a senior vice president and senior portfolio manager of AIM Capital Management. He holds an M.B.A. from the University of Houston.

   MS. DEGAN, who has worked in the investment industry since 1991, is an investment officer and senior portfolio manager with AIM Capital Management. She holds an M.B.A. in finance and international business from the University of Houston.

--------------------------------------------------------------------------------
AIM V.I. GROWTH FUND SEEKS GROWTH OF CAPITAL BY INVESTING PRIMARILY IN COMMON STOCKS OF LEADING U.S. COMPANIES CONSIDERED BY MANAGEMENT TO HAVE STRONG EARNINGS POTENTIAL.

   THE PERFORMANCE FIGURES SHOWN HERE, WHICH REPRESENT AIM V.I. GROWTH FUND SERIES I AND SERIES II SHARES, ARE NOT INTENDED TO REFLECT ACTUAL ANNUITY VALUES. THEY DO NOT REFLECT CHARGES AT THE SEPARATE-ACCOUNT LEVEL, AND THESE CHARGES WOULD LOWER THE TOTAL RETURN. THE FUND'S PERFORMANCE FIGURES ARE HISTORICAL, AND THEY REFLECT FUND EXPENSES, THE REINVESTMENT OF DISTRIBUTIONS AND CHANGES IN NET ASSET VALUE. THE FUND'S INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

   THE UNMANAGED STANDARD & POOR'S COMPOSITE INDEX OF 500 STOCKS (THE S&P 500) IS AN INDEX OF COMMON STOCKS FREQUENTLY USED AS A GENERAL MEASURE OF U.S. STOCK MARKET PERFORMANCE.

   AN INVESTMENT CANNOT BE MADE IN AN INDEX. UNLESS OTHERWISE INDICATED, INDEX RESULTS INCLUDE REINVESTED DIVIDENDS, AND THEY DO NOT REFLECT SALES CHARGES OR FUND EXPENSES.

================================================================================
CALENDAR YEAR TOTAL RETURNS (%)                                  SERIES I SHARES
--------------------------------------------------------------------------------

1992   1993    1994     1995    1996     1997    1998     1999    2000     2001
 --   10.66*  -2.48    34.77   18.09    26.87   34.12    35.24  -20.49   -33.88
================================================================================

*return is from fund inception 5/5/93

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)

                                                             MARKET
                                               SHARES        VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-99.92%

ADVERTISING-1.67%

Interpublic Group of Cos., Inc. (The)          85,000     $  2,104,600
----------------------------------------------------------------------
Omnicom Group Inc.                             125,000       5,725,000
======================================================================
                                                             7,829,600
======================================================================

AEROSPACE & DEFENSE-2.43%

L-3 Communications Holdings, Inc.(a)           67,500        3,645,000
----------------------------------------------------------------------
Lockheed Martin Corp.                          85,000        5,907,500
----------------------------------------------------------------------
United Technologies Corp.                      26,500        1,799,350
======================================================================
                                                            11,351,850
======================================================================

APPAREL RETAIL-2.28%

AnnTaylor Stores Corp.(a)                      100,000       2,539,000
----------------------------------------------------------------------
Gap, Inc. (The)                                250,000       3,550,000
----------------------------------------------------------------------
Limited Brands                                 215,000       4,579,500
======================================================================
                                                            10,668,500
======================================================================

APPLICATION SOFTWARE-0.56%

Electronic Arts Inc.(a)                        40,000        2,642,000
======================================================================

AUTOMOBILE MANUFACTURERS-0.44%

Bayerische Motoren Werke A.G. (Germany)        50,000        2,036,898
======================================================================

BANKS-3.26%

Bank of America Corp.                          125,000       8,795,000
----------------------------------------------------------------------
Bank One Corp.                                 60,000        2,308,800
----------------------------------------------------------------------
Kookmin Bank-ADR (South Korea)                 40,000        1,966,000
----------------------------------------------------------------------
Synovus Financial Corp.                        80,000        2,201,600
======================================================================
                                                            15,271,400
======================================================================

BIOTECHNOLOGY-2.55%

Amgen Inc.(a)                                  165,000       6,910,200
----------------------------------------------------------------------
Gilead Sciences, Inc.(a)                       80,000        2,630,400
----------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                  67,500        2,392,875
======================================================================
                                                            11,933,475
======================================================================

BROADCASTING & CABLE TV-2.10%

Clear Channel Communications, Inc.(a)          135,000       4,322,700
----------------------------------------------------------------------
Univision Communications Inc.-Class A(a)       175,000       5,495,000
======================================================================
                                                             9,817,700
======================================================================

BUILDING PRODUCTS-1.65%

Masco Corp.                                    285,000       7,726,350
======================================================================

COMPUTER & ELECTRONICS RETAIL-1.05%

Best Buy Co., Inc.(a)                          135,000       4,900,500
======================================================================

                                                             MARKET
                                               SHARES        VALUE

COMPUTER HARDWARE-2.89%

Dell Computer Corp.(a)                         400,000    $ 10,456,000
----------------------------------------------------------------------
Hewlett-Packard Co.                            200,000       3,056,000
======================================================================
                                                            13,512,000
======================================================================

COMPUTER STORAGE & PERIPHERALS-0.52%

Lexmark International, Inc.(a)                 45,000        2,448,000
======================================================================

CONSUMER FINANCE-1.28%

Capital One Financial Corp.                    55,000        3,357,750
----------------------------------------------------------------------
MBNA Corp.                                     80,000        2,645,600
======================================================================
                                                             6,003,350
======================================================================

DATA PROCESSING SERVICES-3.22%

Concord EFS, Inc.(a)                           132,500       3,993,550
----------------------------------------------------------------------
First Data Corp.                               65,000        2,418,000
----------------------------------------------------------------------
Fiserv, Inc.(a)                                75,000        2,753,250
----------------------------------------------------------------------
Paychex, Inc.                                  115,000       3,598,350
----------------------------------------------------------------------
Sabre Holdings Corp.                           65,000        2,327,000
======================================================================
                                                            15,090,150
======================================================================

DEPARTMENT STORES-2.81%

Federated Department Stores, Inc.(a)           92,500        3,672,250
----------------------------------------------------------------------
Kohl's Corp.(a)(b)                             100,000       7,008,000
----------------------------------------------------------------------
Nordstrom, Inc.                                110,000       2,491,500
======================================================================
                                                            13,171,750
======================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.66%

Cendant Corp.(a)                               330,000       5,240,400
----------------------------------------------------------------------
H&R Block, Inc.                                55,000        2,538,250
======================================================================
                                                             7,778,650
======================================================================

DIVERSIFIED FINANCIAL SERVICES-9.38%

American Express Co.                           110,000       3,995,200
----------------------------------------------------------------------
Citigroup Inc.                                 270,000      10,462,500
----------------------------------------------------------------------
Fannie Mae                                     32,500        2,396,875
----------------------------------------------------------------------
Freddie Mac                                    72,500        4,437,000
----------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                105,000       7,701,750
----------------------------------------------------------------------
J.P. Morgan Chase & Co.                        150,000       5,088,000
----------------------------------------------------------------------
Morgan Stanley                                 40,000        1,723,200
----------------------------------------------------------------------
Schwab (Charles) Corp. (The)                   405,000       4,536,000
----------------------------------------------------------------------
Stilwell Financial, Inc.                       195,000       3,549,000
======================================================================
                                                            43,889,525
======================================================================

DRUG RETAIL-0.60%

Walgreen Co.                                   72,500        2,800,675
======================================================================

                              AIM V.I. GROWTH FUND

                                                             MARKET
                                               SHARES        VALUE

ELECTRONIC EQUIPMENT & INSTRUMENTS-0.61%

Celestica Inc. (Canada)(a)                     125,000    $  2,838,750
======================================================================

EMPLOYMENT SERVICES-0.57%

Robert Half International Inc.(a)              115,000       2,679,500
======================================================================

FOOTWEAR-1.15%

NIKE, Inc.-Class B                             100,000       5,365,000
======================================================================

GENERAL MERCHANDISE STORES-1.87%

Target Corp.                                   230,000       8,763,000
======================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-1.61%

AmerisourceBergen Corp.                        32,500        2,470,000
----------------------------------------------------------------------
Cardinal Health, Inc.                          45,000        2,763,450
----------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)        50,000        2,282,500
======================================================================
                                                             7,515,950
======================================================================

HEALTH CARE EQUIPMENT-1.99%

Baxter International Inc.                      100,000       4,445,000
----------------------------------------------------------------------
St. Jude Medical, Inc.(a)                      30,000        2,215,500
----------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                       75,000        2,674,500
======================================================================
                                                             9,335,000
======================================================================

HEALTH CARE FACILITIES-0.76%

Tenet Healthcare Corp.(a)                      50,000        3,577,500
======================================================================

HEALTH CARE SUPPLIES-0.68%

Alcon, Inc. (Switzerland)(a)                   92,500        3,168,125
======================================================================

HOME IMPROVEMENT RETAIL-2.39%

Home Depot, Inc. (The)                         200,000       7,346,000
----------------------------------------------------------------------
Lowe's Cos., Inc.                              85,000        3,859,000
======================================================================
                                                            11,205,000
======================================================================

HOTELS, RESORTS & CRUISE LINES-0.71%

Royal Caribbean Cruises Ltd.                   170,000       3,315,000
======================================================================

HOUSEHOLD PRODUCTS-2.47%

Colgate-Palmolive Co.                          37,500        1,876,875
----------------------------------------------------------------------
Procter & Gamble Co. (The)                     75,000        6,697,500
----------------------------------------------------------------------
Reckitt Benckiser PLC (United Kingdom)         165,000       2,974,055
======================================================================
                                                            11,548,430
======================================================================

HOUSEWARES & SPECIALTIES-0.56%

Newell Rubbermaid Inc.                         75,000        2,629,500
======================================================================

INDUSTRIAL CONGLOMERATES-0.50%

General Electric Co.                           80,000        2,324,000
======================================================================

INDUSTRIAL MACHINERY-0.57%

Danaher Corp.                                  40,000        2,654,000
======================================================================

IT CONSULTING & SERVICES-1.63%

Accenture Ltd.-Class A (Bermuda)(a)            260,000       4,940,000
----------------------------------------------------------------------
Affiliated Computer Services, Inc.-Class A(a)  56,500        2,682,620
======================================================================
                                                             7,622,620
======================================================================

                                                             MARKET
                                               SHARES        VALUE

MANAGED HEALTH CARE-0.93%

UnitedHealth Group Inc.                        47,500     $  4,348,625
======================================================================

MOTORCYCLE MANUFACTURERS-0.49%

Harley-Davidson, Inc.                          45,000        2,307,150
======================================================================

MULTI-LINE INSURANCE-2.26%

American International Group, Inc.             155,000      10,575,650
======================================================================

NETWORKING EQUIPMENT-3.05%

Brocade Communications Systems, Inc.(a)        130,000       2,272,400
----------------------------------------------------------------------
Cisco Systems, Inc.(a)                         860,000      11,997,000
======================================================================
                                                            14,269,400
======================================================================

OIL & GAS DRILLING-0.89%

Nabors Industries, Ltd. (Bermuda)(a)           70,000        2,460,500
----------------------------------------------------------------------
Transocean Inc.                                55,000        1,713,250
======================================================================
                                                             4,173,750
======================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.32%

Devon Energy Corp.                             30,000        1,478,400
======================================================================

PHARMACEUTICALS-8.89%

Forest Laboratories, Inc.(a)                   35,000        2,478,000
----------------------------------------------------------------------
Johnson & Johnson                              175,000       9,145,500
----------------------------------------------------------------------
Pfizer Inc.                                    525,000      18,375,000
----------------------------------------------------------------------
Pharmacia Corp.                                105,000       3,932,250
----------------------------------------------------------------------
Wyeth                                          150,000       7,680,000
======================================================================
                                                            41,610,750
======================================================================

PROPERTY & CASUALTY INSURANCE-0.83%

XL Capital Ltd.-Class A (Bermuda)              46,000        3,896,200
======================================================================

RESTAURANTS-0.76%

Wendy's International, Inc.                    60,000        2,389,800
----------------------------------------------------------------------
Yum! Brands, Inc.(a)                           40,000        1,170,000
======================================================================
                                                             3,559,800
======================================================================

SEMICONDUCTOR EQUIPMENT-5.54%

Applied Materials, Inc.(a)                     725,000      13,789,500
----------------------------------------------------------------------
KLA-Tencor Corp.(a)                            55,000        2,419,450
----------------------------------------------------------------------
Lam Research Corp.(a)                          130,000       2,337,400
----------------------------------------------------------------------
Novellus Systems, Inc.(a)                      145,000       4,930,000
----------------------------------------------------------------------
Teradyne, Inc.(a)                              105,000       2,467,500
======================================================================
                                                            25,943,850
======================================================================

SEMICONDUCTORS-7.80%

Analog Devices, Inc.(a)                        145,000       4,306,500
----------------------------------------------------------------------
Intel Corp.                                    265,000       4,841,550
----------------------------------------------------------------------
Linear Technology Corp.                        75,000        2,357,250
----------------------------------------------------------------------
Microchip Technology Inc.(a)                   195,000       5,348,850
----------------------------------------------------------------------
Micron Technology, Inc.(a)                     260,000       5,257,200
----------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Taiwan)                            400,000       5,200,000
----------------------------------------------------------------------

                              AIM V.I. GROWTH FUND

                                                             MARKET
                                               SHARES        VALUE
SEMICONDUCTORS-(CONTINUED)

Texas Instruments Inc.                         265,000    $  6,280,500
----------------------------------------------------------------------
Xilinx, Inc.(a)                                130,000       2,915,900
======================================================================
                                                            36,507,750
======================================================================

SOFT DRINKS-1.56%

Pepsi Bottling Group, Inc. (The)               80,000        2,464,000
----------------------------------------------------------------------
PepsiCo, Inc.                                  100,000       4,820,000
======================================================================
                                                             7,284,000
======================================================================

SPECIALTY STORES-1.66%

Bed Bath & Beyond Inc.(a)                      120,000       4,528,800
----------------------------------------------------------------------
Office Depot, Inc.(a)                          40,000          672,000
----------------------------------------------------------------------
Staples, Inc.(a)                               130,000       2,561,000
======================================================================
                                                             7,761,800
======================================================================

SYSTEMS SOFTWARE-4.90%

Microsoft Corp.(a)                             265,000      14,495,500
----------------------------------------------------------------------
Oracle Corp.(a)                                200,000       1,894,000
----------------------------------------------------------------------
VERITAS Software Corp.(a)                      330,000       6,530,700
======================================================================
                                                            22,920,200
======================================================================

                                                             MARKET
                                               SHARES        VALUE

TELECOMMUNICATIONS EQUIPMENT-1.62%

Motorola, Inc.                                 325,000    $  4,686,500
----------------------------------------------------------------------
QUALCOMM Inc.(a)                               105,000       2,886,450
======================================================================
                                                             7,572,950
======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $502,096,674)                        467,624,023
======================================================================

MONEY MARKET FUNDS-0.05%

STIC Liquid Assets Portfolio(c)                122,471         122,471
----------------------------------------------------------------------
STIC Prime Portfolio(c)                        122,471         122,471
======================================================================
    Total Money Market Funds (Cost $244,942)                   244,942
======================================================================
TOTAL INVESTMENTS-99.97% (Cost $502,341,616)               467,868,965
======================================================================
OTHER ASSETS LESS LIABILITIES-0.03%                            148,745
======================================================================
NET ASSETS-100.00%                                        $468,017,710
______________________________________________________________________
======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 7.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.


                              AIM V.I. GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $502,341,616)                                $467,868,965
-----------------------------------------------------------
Receivables for:
  Investments sold                                6,151,591
-----------------------------------------------------------
  Fund shares sold                                  157,910
-----------------------------------------------------------
  Dividends                                         129,455
-----------------------------------------------------------
Investment for deferred compensation plan            48,705
-----------------------------------------------------------
Other assets                                            248
===========================================================
  Total assets                                  474,356,874
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           5,103,733
-----------------------------------------------------------
  Fund shares reacquired                            797,577
-----------------------------------------------------------
  Options written (premiums received
    $85,898)                                         47,500
-----------------------------------------------------------
  Deferred compensation plan                         48,705
-----------------------------------------------------------
Accrued administrative services fees                271,189
-----------------------------------------------------------
Accrued distribution fees -- Series II                1,751
-----------------------------------------------------------
Accrued trustees' fees                                  686
-----------------------------------------------------------
Accrued transfer agent fees                           1,497
-----------------------------------------------------------
Accrued operating expenses                           66,526
===========================================================
  Total liabilities                               6,339,164
===========================================================
Net assets applicable to shares outstanding    $468,017,710
___________________________________________________________
===========================================================

NET ASSETS:

Series I                                       $466,392,934
___________________________________________________________
===========================================================
Series II                                      $  1,624,776
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                         35,911,453
___________________________________________________________
===========================================================
Series II                                           125,348
___________________________________________________________
===========================================================
Series I:
  Net asset value per share                    $      12.99
___________________________________________________________
===========================================================
Series II:
  Net asset value per share                    $      12.96
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $5,605)                                     $   1,538,742
-----------------------------------------------------------
Dividends from affiliated money market funds        113,387
-----------------------------------------------------------
Interest                                                534
===========================================================
    Total investment income                       1,652,663
===========================================================

EXPENSES:

Advisory fees                                     1,708,293
-----------------------------------------------------------
Administrative services fees                        624,276
-----------------------------------------------------------
Custodian fees                                       44,179
-----------------------------------------------------------
Distribution fees -- Series II                        1,494
-----------------------------------------------------------
Transfer agent fees                                  17,517
-----------------------------------------------------------
Trustees' fees                                        6,638
-----------------------------------------------------------
Other                                                39,928
===========================================================
    Total expenses                                2,442,325
===========================================================
Less: Fees waived                                    (2,635)
===========================================================
    Net expenses                                  2,439,690
===========================================================
Net investment income (loss)                       (787,027)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                         (25,998,674)
-----------------------------------------------------------
  Foreign currencies                                 (9,166)
-----------------------------------------------------------
  Option contracts written                          323,523
===========================================================
                                                (25,684,317)
===========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                         (97,573,669)
-----------------------------------------------------------
  Foreign currencies                                  2,132
-----------------------------------------------------------
  Option contracts written                           38,398
===========================================================
                                                (97,533,139)
===========================================================
Net gain (loss) from investment securities,
  foreign currencies and option contracts      (123,217,456)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                   $(124,004,483)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

                              AIM V.I. GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND THE YEAR ENDED DECEMBER 31, 2001 (UNAUDITED)

                                                                JUNE 30,       DECEMBER 31,
                                                                  2002             2001
                                                              -------------    -------------
OPERATIONS:

  Net investment income (loss)                                $    (787,027)   $  (1,177,497)
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts and option
    contracts                                                   (25,684,317)    (324,556,814)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                   (97,533,139)      16,460,008
============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (124,004,483)    (309,274,303)
============================================================================================
Distributions to shareholders from net investment income:
  Series I                                                               --       (1,436,399)
--------------------------------------------------------------------------------------------
  Series II                                                              --           (1,390)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                      (11,563,107)      33,201,050
--------------------------------------------------------------------------------------------
  Series II                                                       1,333,388          580,648
============================================================================================
    Net increase (decrease) in net assets                      (134,234,202)    (276,930,394)
============================================================================================

NET ASSETS:

  Beginning of period                                           602,251,912      879,182,306
============================================================================================
  End of period                                               $ 468,017,710    $ 602,251,912
____________________________________________________________________________________________
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 880,376,785    $ 890,606,504
--------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (846,152)         (59,125)
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, futures contracts and
    option contracts                                           (377,078,858)    (351,394,541)
--------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies and option contracts         (34,434,065)      63,099,074
============================================================================================
                                                              $ 468,017,710    $ 602,251,912
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

                              AIM V.I. GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Growth Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to seek growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid annually to separate accounts of participating life insurance companies and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

                              AIM V.I. GROWTH FUND

       The Fund's capital loss carryforward of $329,073,114 as of December 31, 2001 expires as follows:

   CAPITAL LOSS
   CARRYFORWARD       EXPIRATION
   ------------       ----------
   $  4,002,102    December 31, 2008
   ---------------------------------
    325,071,012    December 31, 2009
   =================================
   $329,073,114
    ________________________________
   =================================


E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

H. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from affiliated money market funds of which the Fund has invested. For the six months ended June 30, 2002, AIM waived fees of $2,635.

  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2002, the Fund paid AIM $624,276 of which AIM retained $57,192 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2002, AFS was paid $13,952 for such services.

  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%. For the six months ended June 30, 2002, the Series II shares paid AIM Distributors $1,494 as compensation under the Plan.

  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.

  During the six months ended June 30, 2002, the Fund paid legal fees of $1,741 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.


                              AIM V.I. GROWTH FUND

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                     2001         2000
                                     ----         ----
Distributions paid from:
  Ordinary income                 $1,437,789   $    87,092
----------------------------------------------------------
  Long-term capital gain                  --    29,172,895
==========================================================
                                  $1,437,789   $29,259,987
__________________________________________________________
==========================================================


  As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:


Capital loss carryforward                  $(329,073,114)
--------------------------------------------------------
Unrealized appreciation                       40,718,522
========================================================
                                           $(288,354,592)
________________________________________________________
========================================================


  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and futures contracts, and other deferrals.

NOTE 6--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2002 was $611,858,443 and $586,603,744, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $ 24,779,339
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (62,798,568)
===========================================================
Net unrealized appreciation (depreciation) of
  investment securities                        $(38,019,229)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $505,888,194.


NOTE 7--CALL OPTION CONTRACTS

Transactions in call options written during the six months ended June 30, 2002 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                    ----------------------
                                    NUMBER OF    PREMIUMS
                                    CONTRACTS    RECEIVED
                                    ---------    ---------
Beginning of period                      --      $      --
----------------------------------------------------------
Written                               3,200        497,257
----------------------------------------------------------
Closed                               (3,000)      (411,359)
==========================================================
End of period                           200      $  85,898
__________________________________________________________
==========================================================


  Open call option contracts written at June 30, 2002 were as follows:

                                                                  JUNE 30,
                                                                    2002
                       CONTRACT   STRIKE   NUMBER OF   PREMIUMS    MARKET     UNREALIZED
ISSUE                   MONTH     PRICE    CONTRACTS   RECEIVED    VALUE     APPRECIATION
-----                  --------   ------   ---------   --------   --------   ------------
Kohl's Corp             Jan-03     $85        200      $85,898    $47,500      $38,398
_________________________________________________________________________________________
=========================================================================================


NOTE 8--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2002 and the year ended December 31, 2001 were as follows:

                           SIX MONTHS ENDED               YEAR ENDED
                             JUNE 30, 2002             DECEMBER 31, 2001
                       -------------------------   -------------------------
                         SHARES        AMOUNT        SHARES        AMOUNT
                       ----------   ------------   ----------   ------------
Sold:
  Series I              4,507,940   $ 67,905,396    8,864,865   $166,073,915
----------------------------------------------------------------------------
  Series II*               96,483      1,447,457       38,052        599,422
============================================================================
Issued as
  reinvestment of
  dividends:
  Series I                     --             --       89,663      1,436,399
----------------------------------------------------------------------------
  Series II*                   --             --           87          1,390
============================================================================
Reacquired:
  Series I             (5,354,992)   (79,468,503)  (7,625,551)  (134,309,264)
----------------------------------------------------------------------------
  Series II*               (8,041)      (114,069)      (1,233)       (20,164)
============================================================================
                         (758,610)  $(10,229,719)   1,365,883   $ 33,781,698
____________________________________________________________________________
============================================================================

* Series II shares commenced sales on September 19, 2001.

                              AIM V.I. GROWTH FUND

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                     SERIES I
                                                      ----------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                       YEAR ENDED DECEMBER 31,
                                                      JUNE 30,      --------------------------------------------------------
                                                        2002          2001        2000        1999        1998        1997
                                                      ----------    --------    --------    --------    --------    --------
Net asset value, beginning of period                   $  16.37     $  24.81    $  32.25    $  24.80    $  19.83    $  16.25
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.02)(a)    (0.03)(a)     0.03       0.01(a)     0.08        0.08
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       (3.36)       (8.37)      (6.60)       8.63        6.57        4.27
============================================================================================================================
    Total from investment operations                      (3.38)       (8.40)      (6.57)       8.64        6.65        4.35
============================================================================================================================
Less distributions:
  Dividends from net investment income                       --        (0.04)       0.00       (0.06)      (0.09)      (0.09)
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                      --           --       (0.87)      (1.13)      (1.59)      (0.68)
============================================================================================================================
    Total distributions                                      --        (0.04)      (0.87)      (1.19)      (1.68)      (0.77)
============================================================================================================================
Net asset value, end of period                         $  12.99     $  16.37    $  24.81    $  32.25    $  24.80    $  19.83
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                          (20.65)%     (33.86)%    (20.49)%     35.24%      34.12%      26.87%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $466,393     $601,648    $879,182    $704,096    $371,915    $258,852
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                    0.89%(c)     0.88%       0.83%       0.73%       0.72%       0.73%
============================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                              (0.29)%(c)    (0.17)%     0.11%       0.04%       0.41%       0.54%
============================================================================================================================
Portfolio turnover rate                                     108%         239%        162%        101%        133%        132%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $550,817,032.


                                                                          SERIES II
                                                                ------------------------------
                                                                              SEPTEMBER 19,
                                                                                 2001
                                                                SIX MONTHS    (DATE SALES
                                                                 ENDED        COMMENCED)
                                                                JUNE 30,      TO DECEMBER 31,
                                                                  2002           2001
                                                                ----------    ----------------
Net asset value, beginning of period                             $ 16.36           $14.67
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.04)(a)        (0.02)(a)
----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (3.36)            1.75
==============================================================================================
    Total from investment operations                               (3.40)            1.73
==============================================================================================
Less dividends from net investment income                             --            (0.04)
==============================================================================================
Net asset value, end of period                                   $ 12.96           $16.36
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                   (20.78)%          11.79%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $ 1,625           $  604
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets                             1.14%(c)         1.17%(d)
==============================================================================================
Ratio of net investment income (loss) to average net assets        (0.54)%(c)       (0.46)%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate                                              108%             239%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $1,205,085.
(d)  Annualized.

                              AIM V.I. GROWTH FUND

AS OF JUNE 30, 2002

BOARD OF TRUSTEES      OFFICERS                                OFFICE OF THE FUND

Robert H. Graham       Robert H. Graham                        11 Greenway Plaza
                       Chairman and President                  Suite 100
Frank S. Bayley                                                Houston, TX 77046
                       Carol F. Relihan
Bruce L. Crockett      Senior Vice President and Secretary     INVESTMENT ADVISOR

Albert R. Dowden       Gary T. Crum                            A I M Advisors, Inc.
                       Senior Vice President                   11 Greenway Plaza
Edward K. Dunn, Jr.                                            Suite 100
                       Dana R. Sutton                          Houston, TX 77046
Jack M. Fields         Vice President and Treasurer
                                                               TRANSFER AGENT
Carl Frischling        Robert G. Alley
                       Vice President                          A I M Fund Services, Inc.
Prema Mathai-Davis                                             P.O. Box 4739
                       Stuart W. Coco                          Houston, TX 77210-4739
Lewis F. Pennock       Vice President
                                                               CUSTODIAN
Ruth H. Quigley        Melville B. Cox
                       Vice President                          State Street Bank and Trust Company
Louis S. Sklar                                                 225 Franklin Street
                       Karen Dunn Kelley                       Boston, MA 02110
                       Vice President
                                                               COUNSEL TO THE FUNDS
                       Edgar M. Larsen
                       Vice President                          Foley & Lardner
                                                               3000 K N.W., Suite 500
                                                               Washington, D.C. 20007

                                                               COUNSEL TO THE TRUSTEES

                                                               Kramer, Levin, Naftalis & Frankel LLP
                                                               919 Third Avenue
                                                               New York, NY 10022

                                                               DISTRIBUTOR

                                                               A I M Distributors, Inc.
                                                               11 Greenway Plaza
                                                               Suite 100
                                                               Houston, TX 77046


                              AIM V.I. GROWTH FUND

                            AIM V.I. HIGH YIELD FUND

FUND WEATHERS VOLATILE MARKET CONDITIONS

HOW DID AIM V.I. HIGH YIELD FUND PERFORM DURING THE YEAR?

The high yield bond market provided mixed returns for the first six months of 2002. While there were some bright spots for the asset class, high yield bonds with their equity-like characteristics had to endure volatile stock market conditions. Indeed, as investor concern over corporate accounting irregularities deepened, high yield securities were hard hit. Given this environment, Series I shares posted a return of -6.97% for the six-month period ended June 30, 2002. The Lipper High Yield Bond Fund Index and the Lehman High Yield Bond Index returned -5.21% and -4.84%, respectively, for the same period.

HOW DID THE HIGH YIELD MARKET FARE?

In January, the high yield market posted positive returns as the outlook for corporate profits seemed promising. March and April were also positive as investors sought yields they could not find in other markets. For the remainder of the period, however, the high yield market--along with most equity markets--was unsettled by corporate accounting irregularities. However, while this spate of disquieting news has disrupted markets, it could in the future be a reason for investors to be more confident about corporate America. Corporate governance should improve as company management, accounting firms and regulators redouble their efforts to ensure clarity, transparency and integrity of financial statements.

   While returns in the high yield market as a whole declined, particularly in June, large losses were concentrated in a few sectors. To be sure, the communications sector--which is a large percentage of the high yield market and includes wire line and wireless--declined nearly 31% for the first six months of 2002. The wireless industry alone plummeted nearly 44%. The fund's wireless exposure hurt returns but fortunately our concerted effort to be more widely diversified helped avoid some of the real downdraft in the industry.

   Beyond wireless, however, many other areas continued to do quite well including textile/apparel, up 36%; capital goods, up 11% and aerospace, up 11%. Once again, our efforts toward diversification combined with good credit selection allowed us to participate in many of the better-performing areas of the market.

WHAT OTHER FACTORS INFLUENCED HIGH YIELD BONDS?

One unfortunate industry trend is the increase in defaults. Keep in mind, however, that defaults are "backward looking"--by the time a bond actually defaults, the bond price reflects that event. For example, bonds listed as defaulted in 2001 (a year of high defaults) actually began trading at low levels as much as a few years earlier. By the time they were listed as defaults in 2001, they didn't have far to fall in price and had little impact on return that year.

   On a positive note, the market continues to have a good flow of new issuance. And this new issuance has generally been of better credit-quality and from a wider range of industries than what we saw in the late 1990s. Given the higher quality of new credits, yields on new issues may be lower, but the implications for future preservation of principal is positive.

   Yields are also quite attractive. Indeed, spreads (the difference between yields on high yield bonds and comparable-maturity Treasuries) widened by nearly 200 basis points over the last two months of the reporting period. This could encourage investors seeking yields no longer available on other investments to consider the high yield market.

HOW DID YOU MANAGE THE FUND?

Over the last year or so, we have substantially repositioned the fund to try to lessen risk and increase diversification--steps that helped the fund avoid some of the downside of the current market slump. Specifically, we enhanced our diversifica-

PORTFOLIO COMPOSITION

As of 6/30/02, based on total net assets

==========================================================================================
TOP 10 ISSUERS                                  TOP 10 INDUSTRIES
------------------------------------------------------------------------------------------
 1. Schuler Homes, Inc.               1.2%   1. Broadcasting & Cable TV              12.5%

 2. Hanger Orthopedic Group, Inc.     1.2    2. Casinos & Gambling                    4.3

 3. Mission Energy Holding Co.        1.2    3. Wireless Telecommunications Services  3.9

 4. Frontier Oil Corp.                1.1    4. Hotels, Resorts and Cruise Lines      3.5

 5. Elizabeth Arden, Inc.             1.1    5. Homebuilding                          3.4

 6. Pride International, Inc.         1.0    6. Health Care Facilities                3.3

 7. Western Gas Resources, Inc.       1.0    7. Electric Utilities                    3.2

 8. Intrawest Corp. (Canada)          1.0    8. Specialty Stores                      3.1

 9. Dunlop Standard Aerospace                9. Oil & Gas Exploration & Production    2.7
    Holdings PLC (United Kingdom)     1.0

10. Allied Waste North America Inc.   1.0   10. Real Estate Investment Trusts         2.3

TOTAL NET ASSETS: $26.6 MILLION             TOTAL HOLDINGS: 226

The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.
==========================================================================================

                            AIM V.I. HIGH YIELD FUND

tion efforts by adding names across various industries. And we increased the credit quality and liquidity of the fund by adding more BB bonds, while reducing our exposure to lower-rated tiers. The fund's average credit quality, however, remains B.

CAN YOU DISCUSS SOME PARTICULAR HOLDINGS?

We'll mention three securities--the first two companies performed well; the last one has come under pressure lately but we still find it attractive.

   Intrawest Corp. develops and operates village-centered mountain, beach and golf resorts. As such, the company has benefited from demographic trends favoring resort development leading to strong demand for recent projects and strong cash flow from existing developments.

   Dunlop Standard Aerospace Holdings is a leading international supplier of parts and services to the aerospace industry. The company has benefited from its exposure to the relatively stable regional jet market. The company has focused on debt reduction which has led to improvements in the credit quality of its bonds.

   Charter Communications Holdings, one of the largest issuers in the high yield market, is the fourth largest cable television system operator in the United States. Charter's bonds declined during the period as the impact of accounting and corporate governance issues emerged at other cable companies. This pressured bonds of all cable television providers. Nevertheless, Charter continues to experience strong growth in digital subscribers, leading to continued support for the company's credit quality.

WHAT WERE CONDITIONS LIKE AT THE CLOSE OF THE REPORTING PERIOD?

The U.S. economy appeared to be showing signs of recovery and typically when the economy turns upward, high yield companies benefit as economic growth helps ease the pressure on highly leveraged companies. But investors seemed to ignore economic conditions and instead focused on corporate accounting concerns. Indeed, sentiment does play a heady role in the high yield market, as it does for the economy and equity markets, so it is important for investors to feel more upbeat about the creditworthiness of the market before the market can rally.

   However, an improvement of corporate oversight by boards of directors and regulators combined with a rebound in the economy could also spark interest in the high yield market. With yields at attractive levels--above those available in the investment-grade corporate market--we continue to believe that high yield bonds remain an attractive option for investors looking for high income with some potential appreciation.

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 6/30/02

================================================================================

SERIES I SHARES
Inception (5/1/98)         -7.25%
 1 Year                    -7.85

SERIES II SHARES
Inception (3/26/02)        -6.45%*

* BECAUSE SERIES II SHARES HAVE BEEN AVAILABLE FOR LESS THAN A YEAR, TOTAL RETURN SHOWN IS CUMULATIVE TOTAL RETURN THAT HAS NOT BEEN ANNUALIZED.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

PORTFOLIO MANAGEMENT TEAM

CAROLYN L. GIBBS
PETER EHRET
ROBERT G. ALLEY
JAN H. FRIEDLI
CRAIG A. SMITH

--------------------------------------------------------------------------------
AIM V.I. HIGH YIELD FUND IS FOR SHAREHOLDERS WHO SEEK A HIGH LEVEL OF CURRENT INCOME. THE FUND SEEKS TO MEET ITS INVESTMENT OBJECTIVES BY INVESTING IN A PORTFOLIO CONSISTING PRIMARILY OF HIGH-YIELDING, LOWER RATED BONDS.

   THE PERFORMANCE FIGURES SHOWN HERE, WHICH REPRESENT AIM V.I. HIGH YIELD FUND SERIES I AND SERIES II SHARES, ARE NOT INTENDED TO REFLECT ACTUAL ANNUITY VALUES. THEY DO NOT REFLECT CHARGES AT THE SEPARATE-ACCOUNT LEVEL, AND THESE CHARGES WOULD LOWER THE TOTAL RETURN. THE FUND'S PERFORMANCE FIGURES ARE HISTORICAL, AND THEY REFLECT FUND EXPENSES, THE REINVESTMENT OF DISTRIBUTIONS AND CHANGES IN NET ASSET VALUE. THE FUND'S INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

   GOVERNMENT SECURITIES (SUCH AS U.S. TREASURY BILLS, NOTES AND BONDS) OFFER A HIGH DEGREE OF SAFETY, AND THEY GUARANTEE THE TIMELY PAYMENT OF PRINCIPAL AND INTEREST IF HELD TO MATURITY. FUND SHARES ARE NOT INSURED, AND THEIR VALUE WILL VARY WITH MARKET CONDITIONS.

   THE FUND INVESTS IN HIGHER YIELDING, LOWER RATED CORPORATE BONDS, COMMONLY KNOWN AS JUNK BONDS, WHICH HAVE A GREATER RISK OF PRICE FLUCTUATION AND LOSS OF PRINCIPAL THAN DO U.S. GOVERNMENT SECURITIES (SUCH AS U.S. TREASURY BILLS, NOTES AND BONDS), FOR WHICH THE GOVERNMENT GUARANTEES THE REPAYMENT OF PRINCIPAL AND INTEREST IF HELD TO MATURITY.

   THE UNMANAGED LEHMAN HIGH YIELD BOND INDEX, WHICH REPRESENTS THE PERFORMANCE OF NON-INVESTMENT-GRADE DEBT SECURITIES, IS COMPILED BY LEHMAN BROTHERS, A WELL-KNOWN GLOBAL INVESTMENT FIRM.

   THE UNMANAGED LIPPER HIGH YIELD BOND FUND INDEX REPRESENTS AN AVERAGE OF THE PERFORMANCE OF THE 30 LARGEST HIGH YIELD FUNDS TRACKED BY LIPPER, INC., AN INDEPENDENT MUTUAL FUND PERFORMANCE MONITOR.

   AN INVESTMENT CANNOT BE MADE IN AN INDEX. UNLESS OTHERWISE INDICATED, INDEX RESULTS INCLUDE REINVESTED DIVIDENDS, AND THEY DO NOT INCLUDE SALES CHARGES OR FUND EXPENSES.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


                                               PRINCIPAL      MARKET
                                                AMOUNT         VALUE
BONDS & NOTES-93.64%

AEROSPACE & DEFENSE-1.15%

Dunlop Standard Aerospace Holdings PLC
  (United Kingdom), Sr. Unsec. Sub. Yankee
  Notes, 11.88%, 05/15/09                      $250,000     $   264,375
-----------------------------------------------------------------------
Sequa Corp.-Class A, Sr. Unsec. Notes, 9.00%,
  08/01/09                                       40,000          40,200
=======================================================================
                                                                304,575
=======================================================================

AIRLINES-0.81%

Air Canada (Canada), Sr. Unsec. Yankee Notes,
  10.25%, 03/15/11                               95,000          71,725
-----------------------------------------------------------------------
Northwest Airlines Inc., Sr. Unsec. Gtd.
  Notes, 8.88%, 06/01/06                        160,000         143,600
=======================================================================
                                                                215,325
=======================================================================

ALTERNATIVE CARRIERS-0.43%

GT Group Telecom Inc. (Canada), Sr. Unsec.
  Disc. Yankee Notes, 13.25%, 02/01/10(a)       130,000             325
-----------------------------------------------------------------------
Intermedia Communications Inc.-Series B, Sr.
  Unsec. Notes, 9.50%, 03/01/09(b)              350,000         113,750
=======================================================================
                                                                114,075
=======================================================================

ALUMINUM-0.56%

Jorgensen (Earle M.) Co., Sr. Sec. Notes,
  9.75%, 06/01/12(c)                            150,000         149,250
=======================================================================

APPAREL RETAIL-1.37%

Big 5 Corp.-Series B, Sr. Unsec. Notes,
  10.88%, 11/15/07                              200,000         211,000
-----------------------------------------------------------------------
Gap, Inc. (The), Unsec. Notes, 9.90%,
  12/15/05                                      150,000         151,875
=======================================================================
                                                                362,875
=======================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.72%

Perry Ellis International, Inc., Sr. Sec.
  Notes, 9.50%, 03/15/09 (Acquired 03/15/02;
  Cost $39,010)(d)                               40,000          41,000
-----------------------------------------------------------------------
Russell Corp., Sr. Notes, 9.25%, 05/01/10(c)     60,000          61,950
-----------------------------------------------------------------------
William Carter Co. (The), Sr. Unsec. Gtd.
  Sub. Notes, 10.88%, 08/15/11                   80,000          87,600
=======================================================================
                                                                190,550
=======================================================================

AUTO PARTS & EQUIPMENT-0.92%

Advance Stores Co., Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Notes, 10.25%, 04/15/08             150,000         158,250
-----------------------------------------------------------------------
Dura Operating Corp., Sr. Notes, 8.63%,
  04/15/12(c)                                    10,000          10,100
-----------------------------------------------------------------------
Intermet Corp., Sr. Notes, 9.75%, 06/15/09(c)    75,000          75,375
=======================================================================
                                                                243,725
=======================================================================

                                               PRINCIPAL      MARKET
                                                AMOUNT         VALUE


BANKS-0.34%

Western Financial Bank, Unsec. Sub. Deb.,
  9.63%, 05/15/12                              $ 90,000     $    89,550
=======================================================================

BROADCASTING & CABLE TV-11.95%

Acme Communications, Inc.-Series B, Sr.
  Unsec. Unsub. Gtd. Disc. Notes, 10.88%,
  09/30/04                                      225,000         228,375
-----------------------------------------------------------------------
Adelphia Communications Corp.
  Series B, Sr. Unsec. Notes, 9.88%,
  03/01/07(b)                                   140,000          58,100
-----------------------------------------------------------------------
  Sr. Unsec. Notes, 10.88%, 10/01/10(b)         195,000          80,925
-----------------------------------------------------------------------
Alliance Atlantis Communications Inc.
  (Canada), Sr. Unsec. Sub. Yankee Notes,
  13.00%, 12/15/09                              175,000         193,375
-----------------------------------------------------------------------
American Media Operations, Inc.-Series B, Sr.
  Unsec. Gtd. Notes, 10.25%, 05/01/09           150,000         158,250
-----------------------------------------------------------------------
Charter Communications Holdings, LLC/Charter
  Communications Holdings Capital Corp.,
  Sr. Unsec. Sub. Notes, 10.75%, 10/01/09       190,000         133,950
-----------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 11.13%, 01/15/11        60,000          42,300
-----------------------------------------------------------------------
  Sr. Unsec. Disc. Notes, 9.92%, 04/01/11(a)    140,000          67,900
-----------------------------------------------------------------------
Comcast UK Cable Partners Ltd. (Bermuda), Sr.
  Unsec. Yankee Disc. Deb., 11.20%, 11/15/07    200,000         181,000
-----------------------------------------------------------------------
Corus Entertainment Inc. (Canada), Sr. Unsec.
  Sub. Notes, 8.75%, 03/01/12                   100,000         101,500
-----------------------------------------------------------------------
CSC Holdings Inc.-Series B, Sr. Unsec. Notes,
  7.63%, 04/01/11                                70,000          56,350
-----------------------------------------------------------------------
Echostar Broadband Corp., Sr. Unsec. Notes,
  10.38%, 10/01/07                               95,000          90,725
-----------------------------------------------------------------------
Fox Family Worldwide, Inc., Sr. Unsec. Disc.
  Notes, 10.25%, 11/01/07(a)                    104,060         111,214
-----------------------------------------------------------------------
Insight Midwest, L.P., Sr. Unsec. Notes,
  10.50%, 11/01/10                              190,000         178,600
-----------------------------------------------------------------------
Knology Holdings, Inc., Sr. Unsub. Disc.
  Notes, 11.88%, 10/15/07(a)                    180,000          49,050
-----------------------------------------------------------------------
LIN Holdings Corp., Sr. Unsec. Disc. Notes,
  8.38%, 03/01/08(a)                            175,000         165,375
-----------------------------------------------------------------------
Mediacomm LLC, Sr. Unsec. Notes, 9.50%,
  01/15/13                                      240,000         211,200
-----------------------------------------------------------------------
ONO Finance PLC (United Kingdom), Sr. Unsec.
  Gtd. Euro Notes, 13.00%, 05/01/09             525,000         191,625
-----------------------------------------------------------------------
Pegasus Communications Corp.-Series B, Sr.
  Notes, 9.63%, 10/15/05                        320,000         169,600
-----------------------------------------------------------------------
Radio One, Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 8.88%, 07/01/11                   135,000         135,675
-----------------------------------------------------------------------
Salem Communications Holding Corp.-Series B,
  Sr. Unsec. Gtd. Sub. Notes, 9.00%, 07/01/11   190,000         197,600
-----------------------------------------------------------------------

                            AIM V.I. HIGH YIELD FUND


                                               PRINCIPAL      MARKET
                                                AMOUNT         VALUE
BROADCASTING & CABLE TV-(CONTINUED)

Sinclair Broadcast Group, Inc., Sr. Unsec.
  Gtd. Sub. Notes, 8.75%, 12/15/11             $ 95,000     $    95,950
-----------------------------------------------------------------------
Spanish Broadcasting System, Inc., Sr. Unsec.
  Gtd. Sub. Notes, 9.63%, 11/01/09               90,000          93,375
-----------------------------------------------------------------------
United Pan-Europe Communications N.V.
  (Netherlands)-Series B, Sr. Unsec. Yankee
  Notes,
  11.25%, 02/01/10(b)                           210,000          31,500
-----------------------------------------------------------------------
  11.50%, 02/01/10(b)                           150,000          22,500
-----------------------------------------------------------------------
Young Broadcasting Inc.
  Series B, Sr. Unsec. Gtd. Sub. Notes,
  9.00%, 01/15/06                                75,000          73,313
-----------------------------------------------------------------------
  Sr. Unsec. Notes, 8.50%, 12/15/08(c)           55,000          55,000
=======================================================================
                                                              3,174,327
=======================================================================

BUILDING PRODUCTS-2.13%

Associated Materials Inc., Sr. Unsec. Sub.
  Notes, 9.75%, 04/15/12(c)                      40,000          41,400
-----------------------------------------------------------------------
Atrium Cos., Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 10.50%, 05/01/09                   70,000          70,700
-----------------------------------------------------------------------
Brand Services, Inc., Sr. Unsec. Notes,
  10.25%, 02/15/08                              235,000         231,475
-----------------------------------------------------------------------
MMI Products, Inc.-Series B, Sr. Unsec. Sub.
  Notes, 11.25%, 04/15/07                       215,000         221,450
=======================================================================
                                                                565,025
=======================================================================

CASINOS & GAMBLING-4.31%

Ameristar Casinos, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 10.75%, 02/15/09                       220,000         236,500
-----------------------------------------------------------------------
Boyd Gaming Corp.,
  Sr. Unsec. Gtd. Notes, 9.25%, 08/01/09        115,000         121,325
-----------------------------------------------------------------------
  Sr. Sub. Notes, 8.75%, 04/15/12(c)            125,000         125,625
-----------------------------------------------------------------------
Herbst Gaming, Inc.-Series B, Sr. Sec. Notes,
  10.75%, 09/01/08                              150,000         158,250
-----------------------------------------------------------------------
Hollywood Casino Corp./Shreveport Capital
  Corp., Sr. Unsec. Gtd. First Mortgage
  Notes, 13.00%, 08/01/06                       166,000         181,770
-----------------------------------------------------------------------
Hollywood Casino Corp.-Class A, Sr. Sec. Gtd.
  Notes, 11.25%, 05/01/07                       105,000         113,663
-----------------------------------------------------------------------
Mohegan Tribal Gaming Authority, Sr. Sub.
  Notes, 8.00%, 04/01/12(c)                      40,000          40,200
-----------------------------------------------------------------------
Park Place Entertainment Corp., Sr. Unsec.
  Notes, 7.50%, 09/01/09                        100,000          97,750
-----------------------------------------------------------------------
Resort at Summerlin LP-Series B, Sr. Sub.
  Notes, 13.00%, 12/15/07(b)                    608,000               6
-----------------------------------------------------------------------
Venetian Casino Resort LLC, 2nd Mortgage
  Notes, 11.00%, 06/15/10(c)                     70,000          70,875
=======================================================================
                                                              1,145,964
=======================================================================

COMMODITY CHEMICALS-0.38%

ISP Chemo Inc.-Series B, Sr. Unsec. Gtd. Sub.
  Notes, 10.25%, 07/01/11                        45,000          46,350
-----------------------------------------------------------------------
Methanex Corp. (Canada), Sr. Unsec. Notes,
  8.75%, 08/15/12                                55,000          55,730
=======================================================================
                                                                102,080
=======================================================================

                                               PRINCIPAL      MARKET
                                                AMOUNT         VALUE


CONSTRUCTION & ENGINEERING-0.78%

Schuff International Inc., Sr. Unsec. Gtd.
  Sub. Notes, 10.50%, 06/01/08                 $220,000     $   206,800
=======================================================================

CONSTRUCTION MATERIALS-0.73%

Dayton Superior Corp., Sr. Unsec. Gtd. Sub.
  Notes, 13.00%, 06/15/09                       200,000         195,000
=======================================================================

CONSTRUCTION, FARM MACHINERY & HEAVY
  TRUCKS-0.58%

Terex Corp., Sr. Unsec. Gtd. Sub. Notes,
  9.25%, 07/15/11                               150,000         154,500
=======================================================================

DISTILLERS & VINTNERS-0.78%

Constellation Brands, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 8.13%, 01/15/12       200,000         208,000
=======================================================================

DISTRIBUTORS-0.14%

AmeriGas Partners, L.P., Sr. Unsec. Notes,
  8.88%, 05/20/11                                35,000          36,575
=======================================================================

DIVERSIFIED CHEMICALS-1.09%

Equistar Chemicals LP/Equistar Funding Corp.,
  Sr. Unsec. Gtd. Notes, 10.13%, 09/01/08       110,000         105,600
-----------------------------------------------------------------------
Huntsman International LLC, Sr. Notes, 9.88%,
  03/01/09(c)                                    75,000          75,375
-----------------------------------------------------------------------
Millennium America Inc.,
  Sr. Notes, 9.25%, 06/15/08(c)                  55,000          56,375
-----------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Notes, 9.25%, 06/15/08    50,000          51,750
=======================================================================
                                                                289,100
=======================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.74%

Tekni-Plex, Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 12.75%, 06/15/10                  190,000         197,600
=======================================================================

DIVERSIFIED FINANCIAL SERVICES-0.53%

LBI Media Inc., Sr. Sub. Notes, 10.13%,
  07/15/02(c)                                   140,000         140,000
=======================================================================

DRUG RETAIL-0.67%

Rite Aid Corp., Sr. Unsec. Unsub. Notes,
  7.13%, 01/15/07                               250,000         178,750
=======================================================================

ELECTRIC UTILITIES-3.18%

AES Corp. (The),
  Sr. Unsec. Notes, 8.75%, 06/15/08             115,000          73,025
-----------------------------------------------------------------------
  Sr. Unsec. Notes, 9.50%, 06/01/09              60,000          39,900
-----------------------------------------------------------------------
  Unsec. Putable Unsub. ROARS Notes, 7.38%,
    06/15/03                                     50,000          42,250
-----------------------------------------------------------------------
Calpine Canada Energy Finance ULC (Canada),
  Sr. Unsec. Gtd. Yankee Notes, 8.50%,
  05/01/08                                      185,000         124,875
-----------------------------------------------------------------------
Calpine Corp., Sr. Unsec. Notes, 8.63%,
  08/15/10                                      200,000         133,000
-----------------------------------------------------------------------
CMS Energy Corp., Sr. Unsec. Unsub. Notes,
  8.90%, 07/15/08                               160,000         125,600
-----------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Notes,
  13.50%, 07/15/08                              305,000         306,525
=======================================================================
                                                                845,175
=======================================================================

                            AIM V.I. HIGH YIELD FUND


                                               PRINCIPAL      MARKET
                                                AMOUNT         VALUE

ELECTRICAL COMPONENTS & EQUIPMENT-0.91%

Flextronics International Ltd. (Singapore),
  Sr. Unsec. Sub. Yankee Notes, 9.88%,
  07/01/10                                     $125,000     $   131,875
-----------------------------------------------------------------------
Knowles Electronics Inc., Sr. Unsec. Gtd.
  Sub. Notes, 13.13%, 10/15/09                  140,000         110,600
=======================================================================
                                                                242,475
=======================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-0.65%

Fisher Scientific International Inc., Sr.
  Sub. Notes, 8.13%, 05/01/12(c)                 80,000          80,200
-----------------------------------------------------------------------
Solectron Corp., Sr. Unsec. Notes, 9.63%,
  02/15/09                                      100,000          91,500
=======================================================================
                                                                171,700
=======================================================================

EMPLOYMENT SERVICES-0.50%

MSX International, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 11.38%, 01/15/08                       190,000         133,950
=======================================================================

ENVIRONMENTAL SERVICES-0.97%

Allied Waste North America Inc.-Series B, Sr.
  Gtd. Sub. Notes, 8.50%, 12/01/08              150,000         148,125
-----------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Notes, 10.00%,
    08/01/09                                    110,000         109,175
=======================================================================
                                                                257,300
=======================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-1.00%

IMC Global Inc.-Series B, Sr. Unsec. Gtd.
  Notes, 11.25%, 06/01/11                       150,000         162,000
-----------------------------------------------------------------------
Scotts Co. (The)-Class A, Sr. Sub. Notes,
  8.63%, 01/15/09 (Acquired 02/01/02; Cost
  $102,500)(d)                                  100,000         103,500
=======================================================================
                                                                265,500
=======================================================================

FOOD DISTRIBUTORS-1.29%

Fleming Cos., Inc.-Series D, Sr. Unsec. Gtd.
  Sub. Notes, 10.63%, 07/31/07                  200,000         202,000
-----------------------------------------------------------------------
Roundy's Inc., Sr. Sub. Notes, 8.88%,
  06/15/12(c)                                   140,000         139,650
=======================================================================
                                                                341,650
=======================================================================

FOOD RETAIL-0.58%

Pathmark Stores, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 8.75%, 02/01/12                        150,000         153,000
=======================================================================

FOREST PRODUCTS-1.32%

Louisiana-Pacific Corp., Sr. Unsec. Sub.
  Notes, 10.88%, 11/15/08                       100,000         109,500
-----------------------------------------------------------------------
Millar Western Forest Products Ltd. (Canada),
  Sr. Unsec. Yankee Notes, 9.88%, 05/15/08      250,000         240,000
=======================================================================
                                                                349,500
=======================================================================

GAS UTILITIES-0.39%

El Paso Energy Partners, L.P., Sr. Unsec.
  Gtd. Sub. Notes, 8.50%, 06/01/11(c)           105,000         104,475
=======================================================================

GENERAL MERCHANDISE STORES-0.55%

Pantry, Inc. (The), Sr. Unsec. Gtd. Sub.
  Notes, 10.25%, 10/15/07                       160,000         145,600
=======================================================================

                                               PRINCIPAL      MARKET
                                                AMOUNT         VALUE


HEALTH CARE DISTRIBUTORS & SERVICES-0.26%

Vanguard Health Systems, Inc. Sr. Unsec. Gtd.
  Sub. Notes, 9.75%, 08/01/11                  $ 65,000     $    67,925
=======================================================================

HEALTH CARE EQUIPMENT-1.97%

CONMED Corp., Sr. Unsec. Gtd. Sub. Notes,
  9.00%, 03/15/08                               200,000         207,500
-----------------------------------------------------------------------
Radiologix, Inc.-Series B, Sr. Unsec. Gtd.
  Notes, 10.50%, 12/15/08                       150,000         157,875
-----------------------------------------------------------------------
Vicar Operating, Inc., Sr. Unsec. Gtd. Notes,
  9.88%, 12/01/09                               150,000         159,000
=======================================================================
                                                                524,375
=======================================================================

HEALTH CARE FACILITIES-3.31%

Hanger Orthopedic Group, Inc.,
  Sr. Unsec. Sub. Notes, 10.38%, 02/15/09        50,000          52,625
-----------------------------------------------------------------------
  Sr. Sub. Notes, 11.25%, 06/15/09              250,000         256,250
-----------------------------------------------------------------------
InSight Health Services Corp.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 9.88%, 11/01/11        75,000          75,750
-----------------------------------------------------------------------
Magellan Health Services, Inc.,
  Sr. Notes, 9.38%, 11/15/07(c)                  65,000          52,325
-----------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 9.00%, 02/15/08        160,000          58,400
-----------------------------------------------------------------------
Select Medical Corp., Sr. Unsec. Sub. Notes,
  9.50%, 06/15/09                                95,000          98,800
-----------------------------------------------------------------------
Triad Hospitals, Inc.-Series B, Sr. Unsec.
  Gtd. Notes, 8.75%, 05/01/09                    75,000          78,375
-----------------------------------------------------------------------
United Surgical Partners International, Inc.,
  Sr. Unsec. Gtd. Sub. Notes, 10.00%,
  12/15/11                                      200,000         207,000
=======================================================================
                                                                879,525
=======================================================================

HEALTH CARE SUPPLIES-0.93%

DJ Orthopedics LLC, Sr. Unsec. Gtd. Sub.
  Notes, 12.63%, 06/15/09                       225,000         247,500
=======================================================================

HOME FURNISHINGS-1.57%

Falcon Products, Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Notes, 11.38%, 06/15/09             135,000         112,725
-----------------------------------------------------------------------
O'Sullivan Industries, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 13.38%, 10/15/09       80,000          82,800
-----------------------------------------------------------------------
Sealy Mattress Co.-Series B, Sr. Gtd. Sub.
  Notes, 9.88%, 12/15/07                        190,000         192,850
-----------------------------------------------------------------------
Winsloew Furniture, Inc.-Series B, Sr. Gtd.
  Sub. Notes, 12.75%, 08/15/07                   30,000          29,700
=======================================================================
                                                                418,075
=======================================================================

HOMEBUILDING-3.40%

Beazer Homes USA, Inc., Sr. Notes, 8.38%,
  04/15/12(c)                                    80,000          80,800
-----------------------------------------------------------------------
K Hovnanian Enterprises, Inc., Sr. Unsec.
  Gtd. Notes, 10.50%, 10/01/07                  105,000         115,500
-----------------------------------------------------------------------
Schuler Homes, Inc.,
  Sr. Unsec. Gtd. Notes, 9.00%, 04/15/08        200,000         203,000
-----------------------------------------------------------------------
  Class A, Sr. Unsec. Gtd. Sub. Notes,
  10.50%, 07/15/11                              115,000         120,750
-----------------------------------------------------------------------
Technical Olympic USA, Inc., Sr. Notes,
  9.00%, 07/01/10(c)                            175,000         172,375
-----------------------------------------------------------------------

                            AIM V.I. HIGH YIELD FUND


                                               PRINCIPAL      MARKET
                                                AMOUNT         VALUE
HOMEBUILDING-(CONTINUED)

WCI Communities Inc., Sr. Unsec. Gtd. Sub.
  Notes, 10.63%, 02/15/11                      $200,000     $   211,000
=======================================================================
                                                                903,425
=======================================================================

HOTELS, RESORTS & CRUISE LINES-3.54%

Host Marriott Corp., Sr. Sec. Gtd. Notes,
  7.88%, 08/01/08                               110,000         105,875
-----------------------------------------------------------------------
Intrawest Corp. (Canada), Sr. Unsec. Yankee
  Notes, 10.50%, 02/01/10                       255,000         266,475
-----------------------------------------------------------------------
John Q Hamons Hotels, 1st Mortgage Notes,
  8.88%, 05/15/12(c)                             80,000          79,200
-----------------------------------------------------------------------
Royal Caribbean Cruises Ltd., Sr. Unsec
  Unsub. Notes, 8.75%, 02/02/11                 200,000         191,000
-----------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.,
  Notes, 7.88%, 05/01/12(c)                     170,000         168,480
-----------------------------------------------------------------------
Sun International Hotels Ltd. (Bahamas), Sr.
  Unsec. Gtd. Sub. Yankee Notes, 8.88%,
  08/15/11                                      125,000         128,125
=======================================================================
                                                                939,155
=======================================================================

HOUSEHOLD APPLIANCES-0.38%

Salton, Inc., Sr. Unsec. Gtd. Sub. Notes,
  10.75%, 12/15/05                              100,000         102,000
=======================================================================

HOUSEWARES & SPECIALTIES-0.24%

Johnsondiversey Inc., Sr. Sub. Notes, 9.63%,
  05/15/12(c)                                    60,000          62,700
=======================================================================

INDUSTRIAL MACHINERY-0.88%

Actuant Corp., Sr. Unsec. Gtd. Sub. Notes,
  13.00%, 05/01/09                               17,000          19,720
-----------------------------------------------------------------------
JLG Industries, Inc., Sr. Sub. Notes, 8.38%,
  06/15/12(c)                                    90,000          90,000
-----------------------------------------------------------------------
Joy Global Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 8.75%, 03/15/12                    60,000          61,800
-----------------------------------------------------------------------
NMHG Holdings Co., Sr. Unsec. Gtd. Notes,
  10.00%, 05/15/09(c)                            60,000          60,900
=======================================================================
                                                                232,420
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.53%

ICG Services, Inc., Sr. Unsec. Disc. Notes,
  10.00%, 02/15/08(a)(b)                        485,000           7,275
-----------------------------------------------------------------------
Madison River Capital LLC/Madison River
  Finance Corp., Sr. Unsec. Notes, 13.25%,
  03/01/10                                      180,000         144,900
-----------------------------------------------------------------------
NTELOS Inc., Sr. Unsec. Notes, 13.00%,
  08/15/10                                      155,000          47,275
-----------------------------------------------------------------------
PTC International Finance II S.A.
  (Luxembourg),
  Sr. Unsec. Gtd. Sub. Yankee Notes, 11.25%,
  12/01/09                                      200,000         207,000
=======================================================================
                                                                406,450
=======================================================================

                                               PRINCIPAL      MARKET
                                                AMOUNT         VALUE


LEISURE FACILITIES-0.97%

Six Flags, Inc., Sr. Unsec. Notes,
  9.50%, 02/01/09                              $110,000     $   112,200
-----------------------------------------------------------------------
  9.75%, 06/15/07                               140,000         144,900
=======================================================================
                                                                257,100
=======================================================================

LIFE & HEALTH INSURANCE-0.15%

Conseco, Inc., Sr. Unsec. Gtd. Notes,
  8.75%, 08/09/06 (Acquired 07/19/01; Cost
  $28,275)(d)                                    30,000          14,550
-----------------------------------------------------------------------
  10.75%, 06/15/09 (Acquired 06/26/01; Cost
  $49,408)(d)                                    50,000          24,250
=======================================================================
                                                                 38,800
=======================================================================

METAL & GLASS CONTAINERS-1.37%

Graphic Packaging Corp., Sr. Unsec. Gtd. Sub.
  Notes, 8.63%, 02/15/12(c)                     125,000         130,000
-----------------------------------------------------------------------
Jarden Corp., Sr. Sub. Notes, 9.75%, 05/01/12
  (Acquired 04/10/02; Cost $98,436)(d)          100,000          96,000
-----------------------------------------------------------------------
Plastipak Holdings Inc., Sr. Unsec. Gtd.
  Notes, 10.75%, 09/01/11                        85,000          91,800
-----------------------------------------------------------------------
Stone Container Corp., Sr. Notes, 8.38%,
  07/01/12(c)                                    45,000          45,450
=======================================================================
                                                                363,250
=======================================================================

MOVIES & ENTERTAINMENT-1.26%

AMC Entertainment Inc., Sr. Unsec. Sub.
  Notes, 9.50%, 02/01/11                        250,000         248,750
-----------------------------------------------------------------------
Nextmedia Operating Inc., Sr. Unsec. Gtd.
  Sub. Notes, 10.75%, 07/01/11                   85,000          87,125
=======================================================================
                                                                335,875
=======================================================================

OFFICE SERVICES & SUPPLIES-0.38%

Mail Well I Corp., Sr. Unsec. Gtd. Notes,
  9.63%, 03/15/12(c)                            100,000         101,500
=======================================================================

OIL & GAS DRILLING-1.02%

Pride International, Inc., Sr. Unsec. Notes,
  10.00%, 06/01/09                              250,000         271,250
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-0.80%

Hanover Equipment Trust
  2001 A, Sr. Sec. Notes, 8.50%, 09/01/08(c)     50,000          47,000
-----------------------------------------------------------------------
  2001 B, Sr. Sec. Notes, 8.75%, 09/01/11(c)     15,000          14,175
-----------------------------------------------------------------------
SESI, LLC, Sr. Unsec. Gtd. Notes, 8.88%,
  05/15/11                                      150,000         152,250
=======================================================================
                                                                213,425
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.66%

Chesapeake Energy Corp., Sr. Unsec. Gtd.
  Notes, 8.38%, 11/01/08                         50,000          50,000
-----------------------------------------------------------------------
Comstock Resources, Inc., Sr. Unsec. Gtd.
  Notes, 11.25%, 05/01/07                       160,000         166,400
-----------------------------------------------------------------------
Frontier Oil Corp., Sr. Unsec. Notes, 11.75%,
  11/15/09                                      270,000         288,900
-----------------------------------------------------------------------
Swift Energy Co., Sr. Unsec. Sub. Notes,
  9.38%, 05/01/12                                50,000          47,750
-----------------------------------------------------------------------

                            AIM V.I. HIGH YIELD FUND


                                               PRINCIPAL      MARKET
                                                AMOUNT         VALUE
OIL & GAS EXPLORATION & PRODUCTION-(CONTINUED)

Westport Resources Corp., Sr. Unsec. Gtd.
  Sub. Notes, 8.25%, 11/01/11                  $150,000     $   153,750
=======================================================================
                                                                706,800
=======================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-1.49%

Texas Petrochemical Corp., Sr. Unsec. Sub.
  Notes, 11.13%, 07/01/06                       155,000         126,325
-----------------------------------------------------------------------
Western Gas Resources, Inc., Sr. Unsec. Gtd.
  Sub. Notes, 10.00%, 06/15/09                  250,000         270,000
=======================================================================
                                                                396,325
=======================================================================

PACKAGED FOODS & MEATS-0.51%

Dole Food Co., Inc., Sr. Unsec. Notes, 7.25%,
  05/01/09(c)                                    60,000          61,358
-----------------------------------------------------------------------
Pilgrim's Pride Corp.-Class B, Sr. Unsec.
  Gtd. Notes, 9.63%, 09/15/11                    70,000          73,150
=======================================================================
                                                                134,508
=======================================================================

PAPER PRODUCTS-1.25%

Appleton Papers Inc., Sr. Sub. Notes, 12.50%,
  12/15/08(c)                                   130,000         130,650
-----------------------------------------------------------------------
Tembec Industries Inc. (Canada), Sr. Unsec.
  Gtd. Yankee Notes, 7.75%, 03/15/12            200,000         201,612
=======================================================================
                                                                332,262
=======================================================================

PERSONAL PRODUCTS-2.08%

Armkel LLC, Sr. Sub. Notes, 9.50%, 08/15/09      70,000          72,450
-----------------------------------------------------------------------
Elizabeth Arden, Inc.,
  Sr. Notes, 10.38%, 05/15/07                    50,000          46,750
-----------------------------------------------------------------------
  Sr. Sec. Notes, 11.75%, 02/01/11              230,000         235,750
-----------------------------------------------------------------------
Herbalife International, Inc., Sr. Sub.
  Notes, 11.75%, 07/15/10(c)                     90,000          90,000
-----------------------------------------------------------------------
Playtex Products, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 9.38%, 06/01/11                        100,000         107,000
=======================================================================
                                                                551,950
=======================================================================

PHARMACEUTICALS-1.40%

aaiPharma Inc., Sr. Sub. Notes, 11.00%,
  04/01/10(c)                                   240,000         224,400
-----------------------------------------------------------------------
Biovail Corp. (Canada), Sr. Sub. Yankee
  Notes, 7.88%, 04/01/10                        150,000         146,697
=======================================================================
                                                                371,097
=======================================================================

PHOTOGRAPHIC PRODUCTS-0.03%

Polaroid Corp., Sr. Unsec. Notes, 11.50%,
  02/15/06(b)                                   200,000           7,000
=======================================================================

RAILROADS-2.24%

Kansas City Southern Railway, Sr. Unsec. Gtd.
  Notes, 9.50%, 10/01/08                        200,000         217,000
-----------------------------------------------------------------------
Railamerica Transportation Corp., Sr. Unsec.
  Gtd. Sub. Notes, 12.88%, 08/15/10             175,000         190,750
-----------------------------------------------------------------------
TFM S.A. de C.V. (Mexico), Sr. Unsec. Gtd.
  Disc. Yankee Deb., 11.75%, 06/15/09           200,000         188,000
=======================================================================
                                                                595,750
=======================================================================

                                               PRINCIPAL      MARKET
                                                AMOUNT         VALUE


REAL ESTATE INVESTMENT TRUSTS-2.30%

Host Marriott LP, Sr. Gtd. Notes, 9.25%,
  10/01/07                                     $175,000     $   175,875
-----------------------------------------------------------------------
Host Marriott LP-Series E, Sr. Sec. Gtd.
  Notes, 8.38%, 02/15/06                         70,000          68,950
-----------------------------------------------------------------------
iStar Financial Inc., Sr. Unsec. Notes,
  8.75%, 08/15/08                               145,000         145,725
-----------------------------------------------------------------------
Meristar Hospitality Corp., Sr. Unsec. Gtd.
  Notes, 9.13%, 01/15/11(c)                     185,000         180,375
-----------------------------------------------------------------------
RFS Partnership LP, Sr. Unsec. Notes, 9.75%,
  03/01/12                                       40,000          40,400
=======================================================================
                                                                611,325
=======================================================================

RESTAURANTS-0.38%

Perkins Family Restaurants, L.P.-Series B,
  Sr. Unsec. Notes, 10.13%, 12/15/07            100,000         100,500
=======================================================================

SEMICONDUCTORS-0.49%

ON Semiconductor Corp., Sr. Sec. Gtd. Notes,
  12.00%, 05/15/08(c)                           150,000         131,250
=======================================================================

SPECIALTY CHEMICALS-0.25%

OM Group, Inc., Sr. Unsec Gtd. Sub. Notes,
  9.25%, 12/15/11                                65,000          67,600
=======================================================================

SPECIALTY STORES-3.14%

Cole National Group, Inc., Sr. Sub. Notes,
  8.88%, 05/15/12(c)                            145,000         145,363
-----------------------------------------------------------------------
CSK Auto Inc., Sr. Unsec. Gtd. Notes, 12.00%,
  06/15/06(c)                                    80,000          86,000
-----------------------------------------------------------------------
CSK Auto Inc.-Series A, Sr. Gtd. Sub. Deb.,
  11.00%, 11/01/06                              150,000         153,750
-----------------------------------------------------------------------
Petco Animal Supplies Inc., Sr. Unsec. Gtd.
  Sub. Notes, 10.75%, 11/01/11                  200,000         217,000
-----------------------------------------------------------------------
Petro Stopping Centers LP, Sr. Unsec. Notes,
  10.50%, 02/01/07                               75,000          71,625
-----------------------------------------------------------------------
United Rentals, Inc.-Series B, Sr. Unsec.
  Gtd. Notes, 10.75%, 04/15/08                  150,000         160,500
=======================================================================
                                                                834,238
=======================================================================

STEEL-0.68%

AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.75%,
  06/15/12(c)                                   110,000         110,000
-----------------------------------------------------------------------
UCAR Finance Inc., Sr. Gtd. Notes, 10.25%,
  02/15/12(c)                                    70,000          71,750
=======================================================================
                                                                181,750
=======================================================================

TELECOMMUNICATIONS EQUIPMENT-1.97%

Filtronic PLC (United Kingdom), Sr. Unsec.
  Yankee Notes, 10.00%, 12/01/05                210,000         180,600
-----------------------------------------------------------------------
SBA Communications Corp., Sr. Unsec. Notes,
  10.25%, 02/01/09                              150,000          86,250
-----------------------------------------------------------------------
Spectrasite Holdings, Inc.,
  Sr. Disc. Notes, 12.00%, 07/15/08(a)          230,000          85,100
-----------------------------------------------------------------------
  Sr. Unsec. Disc. Notes, 11.25%, 04/15/09(a)   160,000          46,400
-----------------------------------------------------------------------

                            AIM V.I. HIGH YIELD FUND


                                               PRINCIPAL      MARKET
                                                AMOUNT         VALUE
TELECOMMUNICATIONS EQUIPMENT-(CONTINUED)

  Series B, Sr. Unsec. Sub. Notes, 12.50%,
  11/15/10                                     $275,000     $   125,125
=======================================================================
                                                                523,475
=======================================================================

TEXTILES-0.62%

Cabot Safety Corp., Sr. Sub. Notes, 12.50%,
  07/15/05                                      160,000         165,600
=======================================================================

TRUCKING-1.83%

Avis Group Holdings, Inc., Sr. Unsec. Gtd.
  Sub. Notes, 11.00%, 05/01/09                  240,000         252,600
-----------------------------------------------------------------------
North American Van Lines Inc., Sr. Sub.
  Notes, 13.38%, 12/01/09(c)                    220,000         232,100
=======================================================================
                                                                484,700
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-3.91%

AirGate PCS, Inc., Sr. Sub. Disc. Notes,
  13.50%, 10/01/09(a)(e)                        190,000          38,950
-----------------------------------------------------------------------
Alamosa Delaware Inc., Sr. Unsec. Gtd. Notes,
  12.50%, 02/01/11                              160,000          45,600
-----------------------------------------------------------------------
  13.63%, 08/15/11                               30,000           9,150
-----------------------------------------------------------------------
Alamosa Holdings, Inc., Sr. Unsec. Gtd. Disc.
  Notes, 12.88%, 02/15/10(a)                     45,000           6,975
-----------------------------------------------------------------------
Crown Castle International Corp.,
  Sr. Unsec. Disc. Notes, 10.63%, 11/15/07(a)   210,000         137,550
-----------------------------------------------------------------------
  Sr. Unsec. Notes, 10.75%, 08/01/11            150,000          98,250
-----------------------------------------------------------------------
Horizon PCS, Inc., Sr. Unsec. Gtd. Disc.
  Notes, 14.00%, 10/01/10(a)                    415,000          72,625
-----------------------------------------------------------------------
iPCS, Inc., Sr. Unsec. Disc. Notes, 14.00%,
  07/15/10(a)                                   200,000          31,000
-----------------------------------------------------------------------
IWO Holdings, Inc., Sr. Unsec. Gtd. Notes,
  14.00%, 01/15/11                              240,000          92,400
-----------------------------------------------------------------------
Nextel Communications, Inc., Sr. Unsec.
  Notes, 9.50%, 02/01/11                        240,000         121,200
-----------------------------------------------------------------------
Price Communications Wireless, Inc.-Series B,
  Sr. Sec. Gtd. Notes, 9.13%, 12/15/06          200,000         209,250
-----------------------------------------------------------------------
Tritel PCS Inc., Sr. Unsec. Gtd. Sub. Notes,
  10.38%, 01/15/11                               72,000          65,700
-----------------------------------------------------------------------
  9.38%, 02/01/11                                40,000          25,800
-----------------------------------------------------------------------
UbiquiTel Operating Co., Sr. Unsec. Gtd.
  Disc. Sub. Notes, 14.00%, 04/15/10(a)         400,000          62,000
-----------------------------------------------------------------------
US Unwired Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Disc. Notes, 13.38%, 11/01/09(a)          90,000          21,150
=======================================================================
                                                              1,037,600
=======================================================================
    Bonds & Notes (Cost $28,680,066)                         24,872,451
=======================================================================

                                                              MARKET
                                                SHARES         VALUE
OEX
DOMESTIC STOCKS-0.59%

BROADCASTING & CABLE TV-0.59%

CSC Holdings Inc., 11.125% PIK Pfd                2,500     $   156,250
=======================================================================

                                                              MARKET
                                                SHARES         VALUE

TELECOMMUNICATIONS EQUIPMENT-0.00%

World Access, Inc.-Series D, $45.00 Conv.
  Pfd. (Acquired 03/03/00; Cost
  $97,271)(d)(f)                                    100     $         0
=======================================================================
    Total Domestic Stocks (Cost $356,396)                       156,250
=======================================================================

WARRANTS & OTHER INTERESTS-0.06%

ALTERNATIVE CARRIERS-0.00%

GT Group Telecom Inc. (Canada)-Wts., expiring
  02/01/10 (Acquired 09/18/00; Cost
  $52,402)(d)(g)                                    500               5
=======================================================================

BROADCASTING & CABLE TV-0.00%

ONO Finance PLC (United Kingdom)-Ctfs.,
  expiring 05/31/09(g)                              550             138
=======================================================================

CASINOS & GAMBLING-0.00%

Resort At Summerlin LP-Wts., expiring
  12/15/07(g)                                       467               4
=======================================================================

CONSTRUCTION MATERIALS-0.01%

Dayton Superior-Wts., expiring 06/15/09
  (Acquired 08/07/00; Cost $0)(d)(g)                220           2,255
=======================================================================

GENERAL MERCHANDISE STORES-0.02%

Travelcenters of America Inc.-Wts., expiring
  05/01/09 (Acquired 01/29/01; Cost $0)(d)(g)       300           3,525
=======================================================================

HOME FURNISHINGS-0.00%

Winsloew Escrow Corp.-Wts., expiring 08/15/07
  (Acquired 12/06/99; Cost $0)(d)(g)                 30             319
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.00%

PF.Net Communications, Inc.-Wts., expiring
  05/15/10 (Acquired 07/19/00; Cost $0)(d)(g)       300               3
=======================================================================

RAILROADS-0.02%

Railamerica Inc.-Wts., expiring 08/15/10
  (Acquired 10/05/00; Cost $0)(d)(g)                175           6,169
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.01%

Horizon PCS, Inc.-Wts., Expiring 10/01/10
  (Acquired 05/02/01; Cost $0)(d)(g)                500             625
-----------------------------------------------------------------------
iPCS, Inc.-Wts., expiring 07/15/10 (Acquired
  01/29/01; Cost $0)(d)(g)                          100              25
-----------------------------------------------------------------------
IWO Holdings Inc.-Wts., expiring 01/15/11
  (Acquired 08/24/01-09/04/01; Cost
  $2,600)(d)(g)                                     240              60
-----------------------------------------------------------------------
NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
  11/15/00; Cost $0)(d)(g)                          300             675
-----------------------------------------------------------------------
Ubiquitel Inc.-Wts., expiring 04/15/10
  (Acquired 08/10/00; Cost $0)(d)(g)                300           1,500
=======================================================================
                                                                  2,885
=======================================================================
    Total Warrants & Other Interests (Cost
      $55,007)                                                   15,303
=======================================================================

                            AIM V.I. HIGH YIELD FUND

                                                              MARKET
                                                SHARES         VALUE

MONEY MARKET FUNDS-2.66%

STIC Liquid Assets Portfolio(h)                 353,781     $   353,781
-----------------------------------------------------------------------
STIC Prime Portfolio(h)                         353,781         353,781
=======================================================================
    Total Money Market Funds (Cost $707,562)                    707,562
=======================================================================
TOTAL INVESTMENTS-96.95% (Cost $29,799,031)                  25,751,566
=======================================================================
OTHER ASSETS LESS LIABILITIES-3.05%                             811,057
=======================================================================
NET ASSETS-100.00%                                          $26,562,623
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

Conv.  - Convertible
Ctfs.  - Certificates
Deb.   - Debentures
Disc.  - Discounted
Gtd.   - Guaranteed
Pfd.   - Preferred
PIK    - Payment in Kind
ROARS  - Remarketable or redeemable securities
Sec.   - Secured
Sr.    - Senior
Sub.   - Subordinated
Unsec. - Unsecured
Unsub. - Unsubordinated
Wts.   - Warrants

Notes to Schedule of Investments:

(a) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(b) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(c) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.
(d) Restricted securities. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 06/30/02 was $294,461, which represented 1.11% of the Fund's net assets.
(e) Consists of more than one class of securities traded together as a unit.
(f) Non-income producing security.
(g) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(h) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.


                            AIM V.I. HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------
JUNE 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $29,799,031)                                  $25,751,566
-----------------------------------------------------------
Receivables for:
  Investments sold                                  408,258
-----------------------------------------------------------
  Fund shares sold                                  102,029
-----------------------------------------------------------
  Dividends and interest                            630,880
-----------------------------------------------------------
Investment for deferred compensation plan            23,036
===========================================================
     Total assets                                26,915,769
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                             257,510
-----------------------------------------------------------
  Fund shares reacquired                             31,839
-----------------------------------------------------------
  Deferred compensation plan                         23,036
-----------------------------------------------------------
  Deferred interest income                              189
-----------------------------------------------------------
Accrued administrative services fees                 19,476
-----------------------------------------------------------
Accrued distribution fees -- Series II                   12
-----------------------------------------------------------
Accrued transfer agent fees                           1,215
-----------------------------------------------------------
Accrued operating expenses                           19,869
===========================================================
     Total liabilities                              353,146
===========================================================
Net assets applicable to shares outstanding     $26,562,623
___________________________________________________________
===========================================================


NET ASSETS:

Series I                                        $26,525,732
___________________________________________________________
===========================================================
Series II                                       $    36,891
___________________________________________________________
===========================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                          5,371,827
___________________________________________________________
===========================================================
Series II                                             7,472
___________________________________________________________
===========================================================
Series I:
  Net asset value per share                     $      4.94
___________________________________________________________
===========================================================
Series II:
  Net asset value per share                     $      4.94
___________________________________________________________
===========================================================


STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Interest                                        $ 1,626,807
-----------------------------------------------------------
Dividends                                            14,126
-----------------------------------------------------------
Dividends from affiliated money market funds          7,537
===========================================================
    Total investment income                       1,648,470
===========================================================

EXPENSES:

Advisory fees                                        89,507
-----------------------------------------------------------
Administrative services fees                         63,644
-----------------------------------------------------------
Custodian fees                                       11,578
-----------------------------------------------------------
Distribution fees -- Series II                           20
-----------------------------------------------------------
Transfer agent fees                                   4,540
-----------------------------------------------------------
Trustees' fees                                        4,336
-----------------------------------------------------------
Other                                                12,699
===========================================================
    Total expenses                                  186,324
===========================================================
Less: Fees waived                                       (86)
-----------------------------------------------------------
    Expenses paid indirectly                           (120)
===========================================================
    Net expenses                                    186,118
===========================================================
Net investment income                             1,462,352
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                     (4,893,415)
-----------------------------------------------------------
Change in net unrealized appreciation of
  investment securities                           1,383,815
===========================================================
Net gain (loss) from investment securities       (3,509,600)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                     $(2,047,248)
___________________________________________________________
===========================================================

See Notes to Financial Statements.


                            AIM V.I. HIGH YIELD FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND THE YEAR ENDED DECEMBER 31, 2001 (UNAUDITED)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2002            2001
                                                              ------------    ------------
OPERATIONS:

  Net investment income                                       $  1,462,352    $ 3,307,145
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities           (4,893,415)    (6,354,746)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                   1,383,815      1,271,997
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (2,047,248)    (1,775,604)
==========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                              --     (3,500,180)
------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                        (228,234)     7,923,261
------------------------------------------------------------------------------------------
  Series II                                                         39,401             --
==========================================================================================
    Net increase (decrease) in net assets                       (2,236,081)     2,647,477
==========================================================================================

NET ASSETS:

  Beginning of period                                           28,798,704     26,151,227
==========================================================================================
  End of period                                               $ 26,562,623    $28,798,704
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 43,965,860    $44,154,693
------------------------------------------------------------------------------------------
  Undistributed net investment income                            1,153,481       (308,871)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                 (14,509,253)    (9,615,838)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                  (4,047,465)    (5,431,280)
==========================================================================================
                                                              $ 26,562,623    $28,798,704
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.


                            AIM V.I. HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. High Yield Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income. The Fund will also consider the possibility of capital growth when it purchases and sells securities.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating life insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

                            AIM V.I. HIGH YIELD FUND

       The Fund's capital loss carryforward of $8,645,713 as of December 31, 2001 expires as follows:

    CAPITAL LOSS
    CARRYFORWARD                                         EXPIRATION
    ------------                                      -----------------
    $  247,107                                        December 31, 2006
    -------------------------------------------------------------------
       545,518                                        December 31, 2007
    -------------------------------------------------------------------
     2,010,706                                        December 31, 2008
    -------------------------------------------------------------------
     5,842,382                                        December 31, 2009
    ===================================================================
    $8,645,713
    ___________________________________________________________________
    ===================================================================


E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.625% on the first $200 million of the Fund's average daily net assets, plus 0.55% on the next $300 million of the Fund's average daily net assets, plus 0.50% on the next $500 million of the Fund's average daily net assets, plus 0.45% on the Fund's average daily net assets in excess of $1 billion. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the six months ended June 30, 2002, AIM waived fees of $78.

  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2002, the Fund paid AIM $63,644 of which AIM retained $24,795 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2002, AFS was paid $2,852 for such services.

  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%. For the period March 26, 2002 (date sales commenced) through June 30, 2002, the Series II shares paid AIM Distributors $12 as compensation under the Plan and reimbursed fees of $8.

  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.

  During the six months ended June 30, 2002, the Fund paid legal fees of $1,298 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2002, the Fund received reductions in custodian fees of $120 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $120.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

                            AIM V.I. HIGH YIELD FUND

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                        2001          2000
                                     ----------    ----------
Distributions paid from ordinary
  income                             $3,500,180    $3,302,036
_____________________________________________________________
=============================================================


  As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforward                      $ (8,645,713)
-----------------------------------------------------------
Unrealized appreciation (depreciation)           (6,710,276)
===========================================================
                                               $(15,355,989)
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, and other deferrals.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2002 was $11,269,589 and $10,681,467, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $   904,542
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (4,956,163)
===========================================================
Net unrealized appreciation (depreciation) of
  investment securities                         $(4,051,621)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $29,803,187.


NOTE 8--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2002 and the year ended December 31, 2001 were as follows:

                          SIX MONTHS ENDED             YEAR ENDED
                           JUNE 30, 2002            DECEMBER 31, 2001
                       ----------------------   -------------------------
                        SHARES      AMOUNT        SHARES        AMOUNT
                       --------   -----------   ----------   ------------
Sold:
  Series I              847,386   $ 4,441,435    2,277,266   $ 14,617,884
-------------------------------------------------------------------------
  Series II*              7,517        39,633           --             --
=========================================================================
Issued as
  reinvestment of
  dividends:
  Series I                   --            --      660,415      3,500,180
=========================================================================
Reacquired:
  Series I             (896,898)   (4,669,669)  (1,633,796)   (10,194,803)
-------------------------------------------------------------------------
  Series II*                (45)         (232)          --             --
=========================================================================
                        (42,040)  $  (188,833)   1,303,885   $  7,923,261
_________________________________________________________________________
=========================================================================

* Series II shares commenced sales on March 26, 2002.

                            AIM V.I. HIGH YIELD FUND

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       SERIES I
                                                         ---------------------------------------------------------------------
                                                                                                                MAY 1, 1998
                                                         SIX MONTHS                                           (DATE OPERATIONS
                                                           ENDED              YEAR ENDED DECEMBER 31,          COMMENCED) TO
                                                          JUNE 30,         ------------------------------       DECEMBER 31,
                                                            2002            2001        2000       1999             1998
                                                         ----------        -------     -------    -------     ----------------
Net asset value, beginning of period                      $  5.31          $  6.35     $  9.02    $  8.84          $10.00
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.27(a)          0.70(b)     0.91       1.03(a)         0.39
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                             (0.64)           (1.01)      (2.64)     (0.10)          (1.15)
==============================================================================================================================
    Total from investment operations                        (0.37)           (0.31)      (1.73)      0.93           (0.76)
==============================================================================================================================
Less dividends from net investment income                      --            (0.73)      (0.94)     (0.75)          (0.40)
==============================================================================================================================
Net asset value, end of period                            $  4.94          $  5.31     $  6.35    $  9.02          $ 8.84
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(c)                                             (6.97)%          (4.85)%    (19.14)%    10.52%          (7.61)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $26,526          $28,799     $26,151    $25,268          $7,966
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                           1.30%(d)         1.21%       1.13%      1.14%           1.13%(e)
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                        1.30%(d)         1.29%       1.19%      1.42%           2.50%(e)
==============================================================================================================================
Ratio of net investment income to average net assets        10.22%(d)        11.39%(b)   11.44%     11.07%           9.75%(e)
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                        39%              64%         72%       127%             39%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.71 and the ratio of net investment income to average net assets would have been 11.44%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(d) Ratios are annualized and based on average daily net assets of $28,833,865.
(e)  Annualized.

                            AIM V.I. HIGH YIELD FUND


                                                                SERIES II
                                                              --------------
                                                              MARCH 26, 2002
                                                              (DATE SALES
                                                              COMMENCED) TO
                                                              JUNE 30, 2002
                                                              --------------
Net asset value, beginning of period                              $ 5.27
----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.14(a)
----------------------------------------------------------------------------
  Net losses on securities (both realized and unrealized)          (0.47)
============================================================================
    Total from investment operations                               (0.33)
============================================================================
Net asset value, end of period                                    $ 4.94
____________________________________________________________________________
============================================================================
Total return(b)                                                    (6.26)%
____________________________________________________________________________
============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $   37
____________________________________________________________________________
============================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  1.45%(c)
----------------------------------------------------------------------------
  Without fee waivers                                               1.55%(c)
============================================================================
Ratio of net investment income to average net assets               10.07%(c)
____________________________________________________________________________
============================================================================
Portfolio turnover rate                                               39%
____________________________________________________________________________
============================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total return for the periods shown.
(c)  Ratios are annualized and based on average daily net assets of $31,097.

                            AIM V.I. HIGH YIELD FUND

AS OF JUNE 30, 2002


BOARD OF TRUSTEES       OFFICERS                                OFFICE OF THE FUND

Robert H. Graham        Robert H. Graham                        11 Greenway Plaza
                        Chairman and President                  Suite 100
Frank S. Bayley                                                 Houston, TX 77046
                        Carol F. Relihan
Bruce L. Crockett       Senior Vice President and Secretary     INVESTMENT ADVISOR

Albert R. Dowden        Gary T. Crum                            A I M Advisors, Inc.
                        Senior Vice President                   11 Greenway Plaza
Edward K. Dunn, Jr.                                             Suite 100
                        Dana R. Sutton                          Houston, TX 77046
Jack M. Fields          Vice President and Treasurer
                                                                TRANSFER AGENT
Carl Frischling         Robert G. Alley
                        Vice President                          A I M Fund Services, Inc.
Prema Mathai-Davis                                              P.O. Box 4739
                        Stuart W. Coco                          Houston, TX 77210-4739
Lewis F. Pennock        Vice President
                                                                CUSTODIAN
Ruth H. Quigley         Melville B. Cox
                        Vice President                          State Street Bank and Trust Company
Louis S. Sklar                                                  225 Franklin Street
                        Karen Dunn Kelley                       Boston, MA 02110
                        Vice President
                                                                COUNSEL TO THE FUNDS
                        Edgar M. Larsen
                        Vice President                          Foley & Lardner
                                                                3000 K N.W., Suite 500
                                                                Washington, D.C. 20007

                                                                COUNSEL TO THE TRUSTEES

                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                919 Third Avenue
                                                                New York, NY 10022

                                                                DISTRIBUTOR

                                                                A I M Distributors, Inc.
                                                                11 Greenway Plaza
                                                                Suite 100
                                                                Houston, TX 77046



                            AIM V.I. HIGH YIELD FUND

                       ----------------------------------
                       AIM V.I. INTERNATIONAL GROWTH FUND
                       ----------------------------------

FUND POSTS MODEST GAIN IN TURBULENT MARKET



HOW DID AIM V.I. INTERNATIONAL GROWTH FUND PERFORM OVER THE REPORTING PERIOD?

After being overshadowed by U.S. stocks during the bull market of the 1990s, international markets, particularly in the first quarter of 2002, once again found investor favor. By the close of the reporting period, however, many markets took back early-year gains as investors fretted over corporate accounting issues. Given this environment, for the six-month reporting period ended June 30, 2002, AIM V.I. International Growth Fund Series I shares returned 0.60% and Series II shares 0.54%. The fund's benchmark, the MSCI EAFE, Index, returned -1.62% over the same time frame. In a comparison with U.S. stocks, however, the S&P 500 Index--frequently used as a general measure of U.S. stock market performance--returned -13.15%.


WHAT DIFFERENTIATED FOREIGN STOCKS FROM THEIR U.S. PEERS?

There are many ways to answer that question, depending on which region or country in the world you consider. However, as a group, foreign stocks have a common denominator--they are decidedly cheaper than their U.S. counterparts. For instance, as of the end of the first quarter of 2002, foreign stocks were selling at a 34% discount to U.S. stocks. That's significant as the discount averaged only 9% in the 1990s and foreign stocks actually traded at a premium in the 1980s.

   It's certainly understandable for investors to think that foreign companies deserve lower valuations, as they sometimes have slower and less consistent earnings growth than U.S. firms. However, many now contend that the corporate profitability of many foreign companies is edging closer to that of U.S. firms. If that's the case, lower stock valuations for foreign stocks makes them seem attractive.


WHAT WERE SOME OTHER TRENDS IN INTERNATIONAL MARKETS? HOW DID THEY AFFECT THE FUND?

International value stocks outperformed international growth stocks, while international small-cap stocks bested their large-cap peers. Given the preference for value and smaller-capitalization stocks, it would seem that AIM V.I. International Growth Fund's growth-oriented style of investing in mid- and large-cap companies would have been out of favor. But despite the value/capitalization bias, the fund's earnings-momentum approach was back in vogue. Indeed, in 2002, investors once again began rewarding companies that had better-than-expected earnings.


HOW DID CURRENCY FLUCTUATIONS INFLUENCE THE FUND?

After years of dominance, the U.S. dollar finally began showing signs of weakness in the second quarter of the year. The British pound, Japanese yen, Canadian dollar and the Swiss franc all gained ground. Perhaps most noteworthy was the euro's run at the U.S. dollar. Launched in January 1999 at $1.17(U.S.), the euro has spent nearly all its young life valued well below the dollar. In fact, the euro began 2002 at an uninspiring $0.88(U.S.), but by the end of June, the euro was actually flirting with parity--ending the second quarter at $0.99(U.S.)

   Of course, the dollar's weakness against other currencies is a boon for sharehold-


PORTFOLIO COMPOSITION

As of 6/30/02, based on total net assets

====================================================================================================================================
TOP 10 HOLDINGS                                                 TOP 10 industries
------------------------------------------------------------------------------------------------------------------------------------
 1. BNP Paribas S.A. (France)                         3.0%       1. Banks                                 17.1%

 2. Altana A.G. (Germany)                             3.0        2. Pharmaceuticals                       11.6

 3. Royal Bank of Scotland Group PLC                             3. Integrated Oil & Gas                   7.9
     (United Kingdom)                                 2.9

 4. Bank of Ireland (Ireland)                         2.6        4. Automobile Manufacturers               5.6

 5. Teva Pharmaceutical Industries Ltd. ADR (Israel)  2.4        5. Electronic Equipment & Instruments     4.9

 6. Reckitt Benckiser PLC (United Kingdom)            2.3        6. Diversified Commercial Services        2.9

 7. ENI S.P.A. (Italy)                                2.2        7. Household Products                     2.8

 8. TotalFinaElf S.A. (France)                        2.2        8. Employment Services                    2.4

 9. Banco Popular Espanol S.A. (Spain)                2.1        9. Consumer Electronics                   2.1

10. Autostrade-Concessioni eConstruzioni                        10. Railroads                              2.0
     Autostrade S.P.A. (Italy)                        1.9

====================================================================================================================================
TOP 10 countries
------------------------------------------------------------------------------------------------------------------------------------
 1. France                                         16.0%

 2. United Kingdom                                 12.9

 3. Japan                                          11.0

 4. Germany                                         9.2

 5. Canada                                          8.7

 6. Italy                                           6.6

 7. Switzerland                                     4.2

 8. South Korea                                     3.8

 9. Spain                                           3.2

10. Ireland                                         3.0

TOTAL NET ASSETS: $353 MILLION                      TOTAL HOLDINGS: 93

The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.
====================================================================================================================================

                       ----------------------------------
                       AIM V.I. INTERNATIONAL GROWTH FUND
                       ----------------------------------

================================================================================
FUND BEATS INDEX
--------------------------------------------------------------------------------

TOTAL RETURNS, SIX MONTHS ENDED 6/30/02

AIM V.I. INTERNATIONAL GROWTH FUND SERIES I SHARES      0.60%
AIM V.I. INTERNATIONAL GROWTH FUND SERIES II SHARES     0.54%
MCSI EAFE INDEX                                        -1.62%

--------------------------------------------------------------------------------

ers of international mutual funds. The fund purchases securities in the local currency, be it euro, yen, etc. but the value of the security is converted back into dollars. That means a strong foreign currency (vs. the U.S. dollar) converts into more dollars (i.e. gains are magnified and losses lessened) for the fund.

HOW DID REGIONAL MARKETS FARE DURING THE REPORTING PERIOD?

European markets began the year hampered by negative corporate news in the United States as well as rising unemployment data. Economic conditions began to stabilize, however, and by March many European markets were higher, despite some negative announcements from leading companies. In the second quarter, while economic conditions continued to improve, corporate accounting concerns became paramount, dragging down market performance. Like U.S. markets, European tech and telecommunications stocks were punished, while there was better demand for more defensive stocks.

   In Asia, markets enjoyed success in the first quarter due in part to upward revisions to economic growth and corporate earnings, as well as interest-rate reductions in some countries. Many Asian markets sold off in the second quarter, but still managed positive returns for the first half of the year.

CAN YOU DISCUSS SOME PARTICULAR HOLDINGS?

We'll mention two stocks--the first one had an earnings surprise and contributed to the fund's positive performance while the other one has suffered recently--but we nonetheless find it attractive.

   Samsung Electronics, a South Korean firm, is the world's largest DRAM memory chipmaker. The company continues to gain market share and improve margins through increased product quality and low production costs.

   Cheung Kong, a large Hong Kong residential-property company, detracted from recent performance. The stock has been hit by concerns of deflation and a high unemployment rate in Hong Kong. We do, however, see bottoming signs in the property market.

WHAT WERE CONDITIONS LIKE AT THE END OF THE REPORTING PERIOD?

International stock valuations stood at significantly lower levels than their U.S. peers--providing a world of investment opportunities beyond American soil. And at the end of June, the seemingly impregnable U.S. dollar was showing decided signs of weakness. Should this weakness continue, nondollar investments could continue to be quite rewarding.

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 6/30/02

================================================================================

SERIES I SHARES
Inception (5/5/93)         6.53%
  5 Years                 -0.59
  1 Year                 -10.11

SERIES II SHARES
Inception (9/19/01)        7.20%*

* BECAUSE SERIES II SHARES HAVE BEEN AVAILABLE FOR LESS THAN A YEAR, TOTAL RETURN SHOWN IS CUMULATIVE TOTAL RETURN THAT HAS NOT BEEN ANNUALIZED.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

PORTFOLIO MANAGEMENT TEAM

CLAS G. OLSSON (LEAD)
BARRETT K. SIDES (LEAD)
DALE A. GRIFFIN III
JASON T. HOLZER

--------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND IS FOR SHAREHOLDERS WHO SEEK LONG-TERM GROWTH OF CAPITAL. THE FUND INVESTS IN A DIVERSIFIED PORTFOLIO OF INTERNATIONAL EQUITY SECURITIES OF COMPANIES WITH STRONG EARNINGS MOMENTUM.

   EFFECTIVE MAY 1, 2002, AIM V.I. INTERNATIONAL EQUITY FUND WAS RENAMED AIM V.I. INTERNATIONAL GROWTH FUND.

   THE PERFORMANCE FIGURES SHOWN HERE, WHICH REPRESENT AIM V.I. INTERNATIONAL GROWTH FUND SERIES I AND SERIES II SHARES, ARE NOT INTENDED TO REFLECT ACTUAL ANNUITY VALUES. THEY DO NOT REFLECT CHARGES AT THE SEPARATE-ACCOUNT LEVEL, AND THESE CHARGES WOULD LOWER THE TOTAL RETURN. THE FUND'S PERFORMANCE FIGURES ARE HISTORICAL, AND THEY REFLECT FUND EXPENSES, THE REINVESTMENT OF DISTRIBUTIONS AND CHANGES IN NET ASSET VALUE. THE FUND'S INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

   INTERNATIONAL INVESTING PRESENTS CERTAIN RISKS NOT ASSOCIATED WITH INVESTING SOLELY IN THE UNITED STATES. THESE INCLUDE RISKS RELATING TO FLUCTUATIONS IN THE VALUE OF THE U.S. DOLLAR RELATIVE TO THE VALUES OF OTHER CURRENCIES, THE CUSTODY ARRANGEMENTS MADE FOR THE FUND'S FOREIGN HOLDINGS, DIFFERENCES IN ACCOUNTING, POLITICAL RISKS AND THE LESSER DEGREE OF PUBLIC INFORMATION REQUIRED TO BE PROVIDED BY NON-U.S. COMPANIES.

   THE UNMANAGED MSCI EAFE, (EUROPE, AUSTRALASIA AND THE FAR EAST) INDEX IS A GROUP OF FOREIGN SECURITIES TRACKED BY MORGAN STANLEY CAPITAL INTERNATIONAL.

   THE UNMANAGED STANDARD & POOR'S COMPOSITE INDEX OF 500 STOCKS (THE S&P 500) IS AN INDEX OF COMMON STOCKS FREQUENTLY USED AS A GENERAL MEASURE OF U.S. STOCK MARKET PERFORMANCE.

   AN INVESTMENT CANNOT BE MADE IN AN INDEX. UNLESS OTHERWISE INDICATED, INDEX RESULTS INCLUDE REINVESTED DIVIDENDS, AND THEY DO NOT INCLUDE SALES CHARGES OR FUND EXPENSES.

================================================================================
CALENDAR YEAR TOTAL RETURNS (%)                                  SERIES I SHARES
--------------------------------------------------------------------------------

1992     1993     1994    1995    1996   1997    1998     1999     2000    2001
  --    18.90*   -1.61   17.24   20.05   6.94   15.49    55.04   -26.40  -23.53
================================================================================

*return is from fund inception 5/5/93

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)

                                                                  MARKET
                                                 SHARES           VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-92.25%

AUSTRALIA-0.84%

AMP Ltd. (Multi-Line Insurance)                   176,100      $  1,548,162
---------------------------------------------------------------------------
BHP Billiton Ltd. (Diversified Metals &
  Mining)                                         244,300         1,418,055
===========================================================================
                                                                  2,966,217
===========================================================================

CANADA-8.69%

Bank of Nova Scotia (Banks)                        45,800         1,509,754
---------------------------------------------------------------------------
Canadian National Railway Co. (Railroads)          86,300         4,554,865
---------------------------------------------------------------------------
Canadian Pacific Railway Ltd. (Railroads)         106,000         2,628,856
---------------------------------------------------------------------------
EnCana Corp. (Oil & Gas Exploration &
  Production)                                     120,300         3,704,590
---------------------------------------------------------------------------
Loblaw Cos. Ltd. (Food Retail)(a)                 164,300         6,772,432
---------------------------------------------------------------------------
Manulife Financial Corp. (Life & Health
  Insurance)                                      176,500         5,080,267
---------------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)        265,800         4,662,235
---------------------------------------------------------------------------
Thomson Corp. (The) (Publishing)                   56,000         1,771,025
===========================================================================
                                                                 30,684,024
===========================================================================

FRANCE-16.01%

Accor S.A. (Hotels, Resorts & Cruise Lines)       113,200         4,607,049
---------------------------------------------------------------------------
Altran Technologies S.A. (IT Consulting &
  Services)                                        30,050           878,452
---------------------------------------------------------------------------
Aventis S.A. (Pharmaceuticals)                     82,900         5,894,245
---------------------------------------------------------------------------
BNP Paribas S.A. (Banks)                          192,600        10,687,990
---------------------------------------------------------------------------
Credit Agricole S.A. (Banks)                      286,400         6,385,682
---------------------------------------------------------------------------
PSA Peugeot Citroen (Automobile
  Manufacturers)                                  113,800         5,926,069
---------------------------------------------------------------------------
Publicis Groupe S.A. (Advertising)                115,600         3,201,779
---------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (Pharmaceuticals)           97,900         5,976,063
---------------------------------------------------------------------------
Thomson Multimedia (Consumer Electronics)(b)       39,000           925,597
---------------------------------------------------------------------------
TotalFinaElf S.A. (Integrated Oil & Gas)           47,425         7,726,110
---------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)            63,850         4,343,634
===========================================================================
                                                                 56,552,670
===========================================================================

GERMANY-9.15%

Allianz A.G. (Multi-Line Insurance)                17,600         3,565,755
---------------------------------------------------------------------------
Altana A.G. (Pharmaceuticals)                     195,910        10,665,888
---------------------------------------------------------------------------
Bayerische Motoren Werke A.G. (Automobile
  Manufacturers)                                  102,716         4,184,440
---------------------------------------------------------------------------

                                                                  MARKET
                                                 SHARES           VALUE
GERMANY-(CONTINUED)

Muenchener Rueckversicherungs-Gesellschaft
  A.G. (Reinsurance)                               22,800         5,422,478
---------------------------------------------------------------------------
Porsche A.G.-Pfd. (Automobile Manufacturers)        7,570      $  3,619,470
---------------------------------------------------------------------------
Schering A.G. (Pharmaceuticals)                    76,500         4,835,014
===========================================================================
                                                                 32,293,045
===========================================================================

HONG KONG-2.20%

Cheung Kong Holdings Ltd. (Real Estate
  Management & Development)                       178,000         1,483,343
---------------------------------------------------------------------------
China Mobile Ltd. (Wireless Telecommunication
  Services)(b)                                    479,000         1,412,445
---------------------------------------------------------------------------
CNOOC Ltd.-ADR (Oil & Gas Exploration &
  Production)                                      64,900         1,739,969
---------------------------------------------------------------------------
Henderson Land Development Co. Ltd. (Real
  Estate Management & Development)                387,000         1,602,587
---------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Real Estate
  Management & Development)(b)                    201,000         1,526,837
===========================================================================
                                                                  7,765,181
===========================================================================

INDIA-1.01%

Infosys Technologies Ltd. (IT Consulting &
  Services)                                        53,079         3,568,547
===========================================================================

IRELAND-2.98%

Bank of Ireland (Banks)                           740,100         9,248,200
---------------------------------------------------------------------------
Ryanair Holdings PLC (Airlines)(b)                211,700         1,290,172
===========================================================================
                                                                 10,538,372
===========================================================================

ISRAEL-2.38%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                               125,600         8,387,568
===========================================================================

ITALY-6.62%

Autostrade-Concessioni e Costruzioni
  Autostrade S.p.A. (Highways & Railtracks)       826,000         6,867,422
---------------------------------------------------------------------------
Banco Popolare di Veronae e Novara Scrl
  (Banks)                                          83,500         1,085,599
---------------------------------------------------------------------------
ENI S.p.A. (Integrated Oil & Gas)                 488,000         7,785,696
---------------------------------------------------------------------------
Luxottica Group S.p.A.-ADR (Health Care
  Supplies)                                        90,300         1,715,700
---------------------------------------------------------------------------
UniCredito Italiano S.p.A. (Banks)              1,302,600         5,911,917
===========================================================================
                                                                 23,366,334
===========================================================================

JAPAN-10.97%

Eisai Co., Ltd. (Pharmaceuticals)                  66,000         1,701,017
---------------------------------------------------------------------------

                       AIM V.I. INTERNATIONAL GROWTH FUND


                                                                  MARKET
                                                 SHARES           VALUE
JAPAN-(CONTINUED)

Fujisawa Pharmaceutical Co., Ltd.
  (Pharmaceuticals)(a)                            139,000      $  3,338,187
---------------------------------------------------------------------------
Hirose Electric Co., Ltd. (Electronic
  Equipment & Instruments)                         39,400         3,445,295
---------------------------------------------------------------------------
Honda Motor Co., Ltd. (Automobile
  Manufacturers)                                   95,500         3,883,771
---------------------------------------------------------------------------
Hoya Corp. (Electronic Equipment &
  Instruments)                                     70,300         5,129,626
---------------------------------------------------------------------------
Kao Corp. (Household Products)                     81,000         1,870,717
---------------------------------------------------------------------------
Keyence Corp. (Electronic Equipment &
  Instruments)                                     10,000         2,124,597
---------------------------------------------------------------------------
Nitto Denko Corp. (Electrical Components &
  Equipment)                                      107,100         3,522,054
---------------------------------------------------------------------------
Ricoh Co., Ltd. (Office Electronics)              152,000         2,639,220
---------------------------------------------------------------------------
SEGA Corp. (Consumer Electronics)(b)              169,000         4,072,791
---------------------------------------------------------------------------
Toyota Motor Corp. (Automobile Manufacturers)      87,700         2,333,676
---------------------------------------------------------------------------
Trend Micro Inc. (Application Software)(b)        166,800         4,675,788
===========================================================================
                                                                 38,736,739
===========================================================================

MEXICO-2.93%

America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)            86,236         1,155,562
---------------------------------------------------------------------------
Coca-Cola Femsa, S.A. de C.V.-ADR (Soft
  Drinks)                                          30,800           739,200
---------------------------------------------------------------------------
Fomento Economico Mexicano, S.A. de C.V.-ADR
  (Soft Drinks)                                    28,300         1,109,926
---------------------------------------------------------------------------
Grupo Financiero BBVA Bancomer, S.A. de
  C.V.-Class O (Banks)(b)                       2,098,300         1,715,525
---------------------------------------------------------------------------
Telefonos de Mexico S.A. de C.V.- Class L-ADR
  (Integrated Telecommunication Services)          74,636         2,394,323
---------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series V
  (General Merchandise Stores)                  1,403,900         3,247,154
===========================================================================
                                                                 10,361,690
===========================================================================

NETHERLANDS-1.42%

Koninklijke (Royal) Philips Electronics N.V.
  (Consumer Electronics)                           91,500         2,563,295
---------------------------------------------------------------------------
TPG N.V. (Air Freight & Logistics)                107,900         2,445,341
===========================================================================
                                                                  5,008,636
===========================================================================

PORTUGAL-0.69%

Portugal Telecom, SGPS, S.A. (Integrated
  Telecommunication Services)                     342,400         2,426,004
===========================================================================

SINGAPORE-0.00%

United Overseas Bank Ltd. (Banks)                       1                 7
===========================================================================

SOUTH KOREA-3.78%

Kookmin Bank (Banks)                               71,020         3,447,687
---------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (Electronic
  Equipment & Instruments)                         24,500         6,700,333
---------------------------------------------------------------------------

                                                                  MARKET
                                                 SHARES           VALUE

SOUTH KOREA-(CONTINUED)

SK Telecom Co., Ltd. (Wireless
  Telecomunication Services)                       12,620      $  2,827,174
---------------------------------------------------------------------------
SK Telecom Co., Ltd.-ADR (Wireless
  Telecommunication Services)                      15,700           389,203
===========================================================================
                                                                 13,364,397
===========================================================================

SPAIN-3.15%

Banco Popular Espanol S.A. (Banks)                166,000         7,364,562
---------------------------------------------------------------------------
Industria de Diseno Textil, S.A. (Apparel
  Retail)(a)(b)                                   177,500         3,760,606
===========================================================================
                                                                 11,125,168
===========================================================================

SWEDEN-1.06%

Securitas A.B.-Class B (Diversified
  Commercial Services)                            181,300         3,739,164
===========================================================================

SWITZERLAND-4.21%

Adecco S.A. (Employment Services)                  90,900         5,421,739
---------------------------------------------------------------------------
Nestle S.A. (Packaged Foods & Meats)               23,000         5,384,927
---------------------------------------------------------------------------
STMicroelectronics N.V. (Semiconductors)           44,800         1,120,963
---------------------------------------------------------------------------
UBS A.G. (Banks)                                   58,300         2,944,305
===========================================================================
                                                                 14,871,934
===========================================================================

TAIWAN-1.16%

Far Eastern Textile Ltd.-GDR (Industrial
  Machinery)                                       30,677           131,911
---------------------------------------------------------------------------
Far Eastern Textile Ltd.-GDR (Industrial
  Machinery) (Acquired 11/12/99-11/15/99;
  Cost $230,560)(c)(d)                             18,426            79,232
---------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Semiconductors)                       298,500         3,880,505
===========================================================================
                                                                  4,091,648
===========================================================================

THAILAND-0.01%

Siam Commercial Bank PCL (Banks)(b)                32,800            23,104
===========================================================================

U.S.A.-0.06%

JDS Uniphase Corp. (Telecommunications
  Equipment)(b)                                    82,100           220,849
===========================================================================

UNITED KINGDOM-12.93%

BP PLC (Integrated Oil & Gas)                     425,300         3,588,687
---------------------------------------------------------------------------
Capita Group PLC (Employment Services)            621,000         2,967,118
---------------------------------------------------------------------------
Diageo PLC (Distillers & Vintners)                156,200         2,038,024
---------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)              126,200         2,062,113
---------------------------------------------------------------------------
Man Group PLC (Diversified Financial
  Services)                                        99,100         1,563,146
---------------------------------------------------------------------------
Marks & Spencer Group PLC (Department Stores)     153,400           875,652
---------------------------------------------------------------------------
Next PLC (Department Stores)                      183,200         2,614,749
---------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)        450,500         8,120,072
---------------------------------------------------------------------------
Rentokil Initial PLC (Diversified Commercial
  Services)                                     1,554,200         6,354,872
---------------------------------------------------------------------------

                       AIM V.I. INTERNATIONAL GROWTH FUND


                                                                  MARKET
                                                 SHARES           VALUE
UNITED KINGDOM-(CONTINUED)

Royal Bank of Scotland Group PLC (Banks)          359,300      $ 10,234,316
---------------------------------------------------------------------------
Shell Transport & Trading Co. PLC (Integrated
  Oil & Gas)                                      554,100         4,200,316
---------------------------------------------------------------------------
Smith & Nephew PLC (Health Care Supplies)         189,500         1,056,329
===========================================================================
                                                                 45,675,394
===========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $291,030,215)                             325,766,692
===========================================================================

                                                                  MARKET
                                                 SHARES           VALUE


MONEY MARKET FUNDS-13.29%

STIC Liquid Assets Portfolio(e)                23,462,464      $ 23,462,464
---------------------------------------------------------------------------
STIC Prime Portfolio(e)                        23,462,464        23,462,464
===========================================================================
    Total Money Market Funds (Cost
      $46,924,928)                                               46,924,928
===========================================================================
TOTAL INVESTMENTS-105.54% (Cost $337,955,143)                   372,691,620
===========================================================================
OTHER ASSETS LESS LIABILITIES-(5.54%)                           (19,564,862)
===========================================================================
NET ASSETS-100.00%                                             $353,126,758
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt
GDR  - Global Depositary Receipt
Pfd. - Preferred

Notes to Schedule of Investments:

(a) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.
(b) Non-income producing security.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The market value of this security at 06/30/02 represented 0.02% of the Fund's net assets.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                       AIM V.I. INTERNATIONAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------
JUNE 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $337,955,143)                                $372,691,620
-----------------------------------------------------------
Foreign currencies, at value (cost $820,771)        823,907
-----------------------------------------------------------
Receivables for:
  Investments sold                                3,007,926
-----------------------------------------------------------
  Fund shares sold                                  124,718
-----------------------------------------------------------
  Dividends                                       1,021,203
-----------------------------------------------------------
Investment for deferred compensation plan            45,729
-----------------------------------------------------------
Other assets                                            197
===========================================================
     Total assets                               377,715,300
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                           2,307,338
-----------------------------------------------------------
  Fund shares reacquired                         21,978,297
-----------------------------------------------------------
  Deferred compensation plan                         45,729
-----------------------------------------------------------
Accrued administrative services fees                178,451
-----------------------------------------------------------
Accrued distribution fees -- Series II                3,154
-----------------------------------------------------------
Accrued transfer agent fees                           1,148
-----------------------------------------------------------
Accrued operating expenses                           74,425
===========================================================
     Total liabilities                           24,588,542
===========================================================
Net assets applicable to shares outstanding    $353,126,758
___________________________________________________________
===========================================================


NET ASSETS:

Series I                                       $346,114,751
___________________________________________________________
===========================================================
Series II                                      $  7,012,007
___________________________________________________________
===========================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                         23,083,094
___________________________________________________________
===========================================================
Series II                                           468,312
___________________________________________________________
===========================================================
Series I:
  Net asset value per share                    $      14.99
___________________________________________________________
===========================================================
Series II:
  Net asset value per share                    $      14.97
___________________________________________________________
===========================================================


STATEMENT OF OPERATIONS
---------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $355,132)                                    $  3,131,391
-----------------------------------------------------------
Dividends from affiliated money market funds        247,110
-----------------------------------------------------------
Interest                                                264
===========================================================
    Total investment income                       3,378,765
===========================================================

EXPENSES:

Advisory fees                                     1,296,260
-----------------------------------------------------------
Administrative services fees                        390,945
-----------------------------------------------------------
Custodian fees                                      149,743
-----------------------------------------------------------
Distribution fees -- Series II                        3,089
-----------------------------------------------------------
Transfer agent fees                                  15,938
-----------------------------------------------------------
Trustees' fees                                        5,423
-----------------------------------------------------------
Other                                                33,958
===========================================================
    Total expenses                                1,895,356
===========================================================
Less: Fees waived                                    (2,376)
-----------------------------------------------------------
    Expenses paid indirectly                            (61)
===========================================================
    Net expenses                                  1,892,919
===========================================================
Net investment income                             1,485,846
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                         (13,989,876)
-----------------------------------------------------------
  Foreign currencies                                192,459
===========================================================
                                                (13,797,417)
===========================================================
Change in net unrealized appreciation of:
  Investment securities                          19,094,703
-----------------------------------------------------------
  Foreign currencies                                 60,543
===========================================================
                                                 19,155,246
===========================================================
Net gain from investment securities and
  foreign currencies                              5,357,829
===========================================================
Net increase in net assets resulting from
  operations                                   $  6,843,675
___________________________________________________________
===========================================================

See Notes to Financial Statements.

                       AIM V.I. INTERNATIONAL GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND THE YEAR ENDED DECEMBER 31, 2001 (UNAUDITED)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2002            2001
                                                              ------------    ------------
OPERATIONS:

  Net investment income                                       $  1,485,846    $  1,808,874
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                         (13,797,417)    (59,734,446)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                19,155,246     (39,141,363)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  6,843,675     (97,066,935)
==========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                              --      (1,213,852)
------------------------------------------------------------------------------------------
  Series II                                                             --            (878)
------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Series I                                                              --      (9,492,226)
------------------------------------------------------------------------------------------
  Series II                                                             --          (6,863)
------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                      (7,537,947)     17,970,375
------------------------------------------------------------------------------------------
  Series II                                                      5,919,634         375,523
==========================================================================================
    Net increase (decrease) in net assets                        5,225,362     (89,434,856)
==========================================================================================

NET ASSETS:

  Beginning of period                                          347,901,396     437,336,252
==========================================================================================
  End of period                                               $353,126,758    $347,901,396
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $409,997,244    $411,615,557
------------------------------------------------------------------------------------------
  Undistributed net investment income                            3,282,824       1,796,978
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                          (94,930,713)    (81,133,296)
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                          34,777,403      15,622,157
==========================================================================================
                                                              $353,126,758    $347,901,396
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.
                       AIM V.I. INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. International Growth Fund, formerly AIM V.I. International Equity Fund, (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating life insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

                       AIM V.I. INTERNATIONAL GROWTH FUND

       The Fund's capital loss carryforward of $66,959,872 as of December 31, 2001 expires as follows:

   CAPITAL LOSS
   CARRYFORWARD     EXPIRATION
   ------------     ----------
   $ 4,875,195   December 31, 2005
   -------------------------------
       531,811   December 31, 2006
   -------------------------------
     1,051,669   December 31, 2007
   -------------------------------
     1,361,405   December 31, 2008
   -------------------------------
    59,139,792   December 31, 2009
   ===============================
   $66,959,872
   _______________________________
   ===============================


E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $250 million of the Fund's average daily net assets, plus 0.70% of the Fund's average daily net assets in excess of $250 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the six months ended June 30, 2002, AIM waived fees of $2,376.

  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2002, the Fund paid AIM $390,945 of which AIM retained $40,224 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2002, AFS was paid $12,865 for such services.

  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2002, the Series II shares paid AIM Distributors $3,089 as compensation under the Plan.

  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.

  During the six months ended June 30, 2002, the Fund paid legal fees of $1,573 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2002, the Fund received reductions in custodian fees of $61 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $61.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

                       AIM V.I. INTERNATIONAL GROWTH FUND

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                                      2001             2000
                                                  -------------    -------------
Distributions paid from:
  Ordinary Income                                  $ 1,215,955      $ 4,137,845
--------------------------------------------------------------------------------
  Long-Term Capital Gain                             9,497,864       25,607,871
================================================================================
                                                   $10,713,819      $29,745,716
________________________________________________________________________________
================================================================================


  As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income                                      $   1,849,462
--------------------------------------------------------------------------------
Capital loss carryforward                                            (66,959,872)
--------------------------------------------------------------------------------
Unrealized appreciation                                                1,396,249
================================================================================
                                                                   $ (63,714,161)
________________________________________________________________________________
================================================================================


  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, and other deferrals.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2002 was $114,141,792 and $124,755,308, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2002 is as follows:

Aggregate unrealized appreciation of investment securities         $  46,043,748
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (13,846,867)
================================================================================
Net unrealized appreciation of investment securities               $  32,196,881
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $340,494,739.



NOTE 8--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2002 and the year ended December 31, 2001 were as follows:

                                                                    SIX MONTHS ENDED                    YEAR ENDED
                                                                     JUNE 30, 2002                   DECEMBER 31, 2001
                                                              ----------------------------    -------------------------------
                                                                SHARES          AMOUNT           SHARES           AMOUNT
                                                              -----------    -------------    ------------    ---------------
Sold:
  Series I                                                     40,336,748    $ 594,703,902     102,758,144    $ 1,708,284,020
-----------------------------------------------------------------------------------------------------------------------------
  Series II*                                                    5,408,075       80,029,727          26,232            393,590
=============================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                             --               --         741,419         10,706,078
-----------------------------------------------------------------------------------------------------------------------------
  Series II*                                                           --               --             536              7,741
=============================================================================================================================
Reacquired:
  Series I                                                    (40,556,178)    (602,241,849)   (101,934,106)    (1,701,019,723)
-----------------------------------------------------------------------------------------------------------------------------
  Series II*                                                   (4,964,824)     (74,110,093)         (1,707)           (25,808)
=============================================================================================================================
                                                                  223,821    $  (1,618,313)      1,590,518    $    18,345,898
_____________________________________________________________________________________________________________________________
=============================================================================================================================

* Series II shares commenced sales on September 19, 2001.

                       AIM V.I. INTERNATIONAL GROWTH FUND

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                      SERIES I
                                                      -------------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                          YEAR ENDED DECEMBER 31,
                                                      JUNE 30,         --------------------------------------------------------
                                                        2002             2001        2000        1999        1998        1997
                                                      ----------       --------    --------    --------    --------    --------
Net asset value, beginning of period                   $  14.91        $  20.12    $  29.29    $  19.62    $  17.13    $  16.36
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.06(a)         0.08(a)     0.18        0.08(a)     0.15        0.10
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                        0.02           (4.83)      (7.88)      10.59        2.50        1.03
===============================================================================================================================
    Total from investment operations                       0.08           (4.75)      (7.70)      10.67        2.65        1.13
===============================================================================================================================
Less distributions:
  Dividends from net investment income                       --           (0.05)      (0.06)      (0.19)      (0.16)      (0.08)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                      --           (0.41)      (1.41)      (0.81)         --       (0.28)
===============================================================================================================================
    Total distributions                                      --           (0.46)      (1.47)      (1.00)      (0.16)      (0.36)
===============================================================================================================================
Net asset value, end of period                         $  14.99        $  14.91    $  20.12    $  29.29    $  19.62    $  17.13
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                            0.54%         (23.53)%    (26.40)%     55.04%      15.49%       6.94%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000's omitted)              $346,115        $347,528    $437,336    $454,060    $240,314    $211,023
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets                    1.07%(c)        1.05%       1.02%       0.97%       0.91%       0.93%
===============================================================================================================================
Ratio of net investment income to average net assets       0.84%(c)        0.46%       0.83%       0.38%       0.80%       0.68%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                     35%             109%         88%         97%         76%         57%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $353,698,890.

                       AIM V.I. INTERNATIONAL GROWTH FUND

                                                                             SERIES II
                                                              ---------------------------------------
                                                              SIX MONTHS         SEPTEMBER 19, 2001
                                                                ENDED          (DATE SALES COMMENCED)
                                                               JUNE 30,           TO DECEMBER 31,
                                                                 2002                   2001
                                                              ----------       ----------------------
Net asset value, beginning of period                            $14.90                 $14.42
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05(a)                0.01(a)
-----------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.02                   0.93
=====================================================================================================
    Total from investment operations                              0.07                   0.94
=====================================================================================================
Less distributions:
  Dividends from net investment income                              --                  (0.05)
-----------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --                  (0.41)
=====================================================================================================
    Total distributions                                             --                  (0.46)
=====================================================================================================
Net asset value, end of period                                  $14.97                 $14.90
_____________________________________________________________________________________________________
=====================================================================================================
Total return(b)                                                   0.47%                  6.63%
_____________________________________________________________________________________________________
=====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000's omitted)                       $7,012                 $  374
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of expenses to average net assets                           1.32%(c)               1.30%(d)
=====================================================================================================
Ratio of net investment income to average net assets              0.59%(c)               0.22%(d)
_____________________________________________________________________________________________________
=====================================================================================================
Portfolio turnover rate                                             35%                   109%
_____________________________________________________________________________________________________
=====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $2,491,938.
(d)  Annualized.

                       AIM V.I. INTERNATIONAL GROWTH FUND

AS OF JUNE 30, 2002

BOARD OF TRUSTEES             OFFICERS                                   OFFICE OF THE FUND

Robert H. Graham              Robert H. Graham                           11 Greenway Plaza
                              Chairman and President                     Suite 100
Frank S. Bayley                                                          Houston, TX 77046
                              Carol F. Relihan
Bruce L. Crockett             Senior Vice President and Secretary        INVESTMENT ADVISOR

Albert R. Dowden              Gary T. Crum                               A I M Advisors, Inc.
                              Senior Vice President                      11 Greenway Plaza
Edward K. Dunn, Jr.                                                      Suite 100
                              Dana R. Sutton                             Houston, TX 77046
Jack M. Fields                Vice President and Treasurer
                                                                         TRANSFER AGENT
Carl Frischling               Robert G. Alley
                              Vice President                             A I M Fund Services, Inc.
Prema Mathai-Davis                                                       P.O. Box 4739
                              Stuart W. Coco                             Houston, TX 77210-4739
Lewis F. Pennock              Vice President
                                                                         CUSTODIAN
Ruth H. Quigley               Melville B. Cox
                              Vice President                             State Street Bank and Trust Company
Louis S. Sklar                                                           225 Franklin Street
                              Karen Dunn Kelley                          Boston, MA 02110
                              Vice President
                                                                         COUNSEL TO THE FUNDS
                              Edgar M. Larsen
                              Vice President                             Foley & Lardner
                                                                         3000 K N.W., Suite 500
                                                                         Washington, D.C. 20007

                                                                         COUNSEL TO THE TRUSTEES

                                                                         Kramer, Levin, Naftalis & Frankel LLP
                                                                         919 Third Avenue
                                                                         New York, NY 10022

                                                                         DISTRIBUTOR

                                                                         A I M Distributors, Inc.
                                                                         11 Greenway Plaza
                                                                         Suite 100
                                                                         Houston, TX 77046

                       AIM V.I. INTERNATIONAL GROWTH FUND

                        AIM V.I. MID CAP CORE EQUITY FUND

FUND CONTENDS WITH CHALLENGING MARKET CONDITIONS


STOCKS STRUGGLED THROUGHOUT THE REPORTING PERIOD. HOW DID AIM V.I. MID CAP CORE EQUITY FUND PERFORM?

For the reporting period, the fund fared better than mid-cap stocks in general. For the six months ended June 30, 2002, Series I and Series II shares both returned -1.96%. Over the same period, the Lipper Mid-Cap Core Fund Index and the Russell Midcap Index returned -7.31% and -5.71%, respectively.

   During its relatively brief existence in a difficult market environment, the fund has recorded positive returns, as illustrated by the chart on this page.


WHAT WERE SOME OF THE MAJOR TRENDS IN THE STOCK MARKET?

Despite an improving economy, most major stock indexes declined for the reporting period. The nation's gross domestic product (GDP) grew at a 5.0% annualized rate in the first quarter of 2002, and interest rates and inflation were low. However, investors seemed more concerned about several high-profile companies' questionable accounting practices, which were in the spotlight throughout the reporting period. Investors also shied away from stocks because of anemic corporate earnings, doubts about the reliability of analysts' advice, tensions in the Middle East and South Asia, and the ongoing threat of terrorism. As a result, most major market indexes posted negative returns for the reporting period.

FUND VS INDEX

Cumulative total returns from 9/10/01 - 6/30/02*

================================================================================

AIM V.I. MID CAP CORE EQUITY SERIES I SHARES         5.26%

AIM V.I. MID CAP CORE EQUITY SERIES II SHARES        5.12%

LIPPER MID CAP CORE FUND INDEX                      -5.47%

*INDEX RETURN IS FROM 8/31/01-6/30/02

SOURCE: LIPPER, INC.
================================================================================

   Mid-cap stocks fared better than large-cap stocks, but lagged small-cap stocks. Value stocks outperformed both core and growth stocks. However, only mid- and small-cap value stocks had positive returns for the reporting period. Small-cap value stocks were the best-performing segment of the market while large-cap growth stocks were the worst.

   Materials and consumer staples were the best-performing market sectors, as investors favored more defensive stocks. At the opposite end of the spectrum, information technology and telecommunications were the poorest-performing sectors.


HOW DID YOU MANAGE THE FUND?

We endeavored to construct the portfolio so that the fund would be well positioned in a variety of market environments. We looked for companies with strong growth prospects whose stocks might be out of favor or undervalued relative to the rest of the market. Additionally, we sought to own the stocks of corporations with concrete evidence of improving growth prospects.

   As of June 30, 2002, the fund had 82 equity holdings, six more than at the beginning of the reporting period. The fund was diversified over several market sectors. Industrial, information-technology, consumer-discretionary, health-care and financial stocks were well represented in the portfolio. The fund also maintained a relatively significant cash position, which helped reduce volatility. We particularly liked stocks in the industrial sector, such as Republic Services, the nation's third-largest waste-management company, because they tend to be less sensitive to economic downturns.

PORTFOLIO COMPOSITION

As of 6/30/02, based on total net assets

=========================================================================================
TOP 10 EQUITY HOLDINGS                             TOP 10 INDUSTRIES
-----------------------------------------------------------------------------------------
 1. Brunswick Corp.                          2.3%   1. Electronic Equipment
                                                       & Instruments                 7.0%

 2. Apogent Technologies Inc.                2.0    2. Industrial Machinery          5.9

 3. Computer Associates International, Inc.  1.9    3. Health Care Equipment         5.0

 4. Dover Corp.                              1.9    4. Data Processing Services      3.7

 5. Ceridian Corp.                           1.9    5. Systems Software              3.5

 6. SPX Corp.                                1.8    6. Leisure Products              3.1

 7. IMS Health Inc.                          1.8    7. Aerospace & Defense           3.0

 8. Wisconsin Energy Corp.                   1.6    8. Health Care Distributors &
                                                       Services                      2.9

 9. Raytheon Co.                             1.6    9. Specialty Chemicals           2.5

10. Waters Corp.                             1.6   10. Household Products            2.3

The fund's portfolio composition is subject to change, and there is no assurance that the fund will continue to hold any particular security.
=========================================================================================

                        AIM V.I. MID CAP CORE EQUITY FUND

The fund's financial and consumer-staples holdings generally enhanced performance. Financial stocks benefited from the low interest-rate environment while demand for consumer staples tends to remain uniform. The fund's information-technology and health-care holdings, on the other hand, generally detracted from performance. Many technology companies reported disappointing earnings while the health-care sector was adversely affected by the underperformance of pharmaceutical-company stocks. Several firms had drug applications rejected--a development that had a negative impact on pharmaceutical stocks.


CAN YOU DISCUSS A FEW OF THE FUND'S HOLDINGS?

Brunswick, the fund's top holding, makes products for recreational activities, including boats and motors and bowling, billiards and fitness equipment. The company's earnings for the first quarter of this year exceeded expectations.

   Dial may be best known for its popular soap, but the company also offers laundry products, air fresheners and canned meats, including its top-selling Vienna sausages, sold under the Armour label. The company has a global presence, marketing its products in more than 50 countries.

   Teva Pharmaceutical Industries, Israel's leading drug firm, makes generic versions of brand-name anti-infective, heart, pain and other drugs. In the United States, the company markets generic versions of Prozac, an anti-depressant medication, and Mevacor, a cholesterol drug. It also sells drug ingredients to other pharmaceutical manufacturers and develops its own brand name products. Unlike many other pharmaceutical companies, Teva's stock rose during the reporting period.

   PeopleSoft is a leading provider of applications that connect customers' back-office operations. Its software addresses a variety of functions such as accounting, human resources, manufacturing and supply chain management. Services such as consulting, maintenance and training account for about two-thirds of sales. The downturn in the tech sector adversely affected the performance of its stock.


WHAT WERE CONDITIONS LIKE AT THE CLOSE OF THE REPORTING PERIOD?

Markets were volatile as investors kept a close eye on developments at home and abroad. On the more positive side, proposals were being discussed for increased and improved financial disclosure for all public companies as well as possible reforms in the public accounting industry. Corporate profit margins, while disappointing in some cases, were improving, and the Federal Reserve Board appeared prepared to leave interest rates unchanged for the near term. Consumer spending, which accounts for about two-thirds of economic activity, remained fairly healthy.

   There continued to be a considerable amount of cash in lower-returning money market accounts that could potentially be deployed back into stocks. Moreover, stocks were more reasonably priced than they had been in recent years.

================================================================================

CUMULATIVE TOTAL RETURNS

As of 6/30/02

================================================================================

SERIES I SHARES
Inception (9/10/01)          5.26%

SERIES II SHARES
Inception ( 9/10/01)         5.12%

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

PORTFOLIO MANAGEMENT TEAM

RON SLOAN (LEAD MANAGER)
PAUL J. RASPLICKA

--------------------------------------------------------------------------------
ON MAY 1, 2002, AIM V.I. MID CAP EQUITY FUND WAS RENAMED AIM V.I. MID CAP CORE EQUITY FUND.

   AIM V.I. MID CAP CORE EQUITY FUND SEEKS LONG-TERM GROWTH OF CAPITAL BY INVESTING PRIMARILY IN THE EQUITY SECURITIES OF MID-CAP COMPANIES.

   HAD FEES AND EXPENSES NOT BEEN WAIVED, RETURNS WOULD HAVE BEEN LOWER.

   THE PERFORMANCE FIGURES SHOWN HERE, WHICH REPRESENT AIM V.I. MID CAP CORE EQUITY FUND SERIES I AND SERIES II SHARES, ARE NOT INTENDED TO REFLECT ACTUAL ANNUITY VALUES, AND THEY DO NOT REFLECT CHARGES AT THE SEPARATE-ACCOUNT LEVEL, AND THESE CHARGES WOULD LOWER THE TOTAL RETURN. THE FUND'S PERFORMANCE FIGURES ARE HISTORICAL, AND THEY REFLECT FUND EXPENSES, THE REINVESTMENT OF DISTRIBUTIONS AND CHANGES IN NET ASSET VALUE. THE FUND'S INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

   BECAUSE THE FUND IS LESS THAN A YEAR OLD, TOTAL RETURN IS CUMULATIVE TOTAL RETURN THAT HAS NOT BEEN ANNUALIZED.

   INVESTING IN SMALL AND MID-SIZE COMPANIES MAY INVOLVE RISKS NOT ASSOCIATED WITH INVESTING IN MORE ESTABLISHED COMPANIES. ALSO, MICRO AND SMALL COMPANIES MAY HAVE BUSINESS RISK, SIGNIFICANT STOCK-PRICE FLUCTUATIONS AND ILLIQUIDITY.

   THE UNMANAGED LIPPER MID-CAP CORE FUND INDEX REPRESENTS AN AVERAGE OF THE PERFORMANCE OF THE 30 LARGEST MID-CAPITALIZATION CORE FUNDS TRACKED BY LIPPER, INC., AN INDEPENDENT MUTUAL FUND PERFORMANCE MONITOR.

   THE UNMANAGED RUSSELL MIDCAP INDEX REPRESENTS THE PERFORMANCE OF THE STOCKS OF DOMESTIC MID-CAPITALIZATION COMPANIES.

   AN INVESTMENT CANNOT BE MADE IN AN INDEX. UNLESS OTHERWISE INDICATED, INDEX RESULTS INCLUDE REINVESTED DIVIDENDS, AND THEY DO NOT REFLECT SALES CHARGES OR FUND EXPENSES.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)

                                                               MARKET
                                                 SHARES         VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-81.73%

ADVERTISING-1.26%

Omnicom Group Inc.                                 10,300    $   471,740
========================================================================

AEROSPACE & DEFENSE-2.98%

Northrop Grumman Corp.                              4,100        512,500
------------------------------------------------------------------------
Raytheon Co.                                       14,800        603,100
========================================================================
                                                               1,115,600
========================================================================

APPLICATION SOFTWARE-1.22%

Mentor Graphics Corp.(a)                           13,700        194,814
------------------------------------------------------------------------
PeopleSoft, Inc.(a)                                17,700        263,376
========================================================================
                                                                 458,190
========================================================================

AUTO PARTS & EQUIPMENT-0.92%

Gentex Corp.(a)                                    12,600        346,122
========================================================================

BANKS-1.16%

Marshall & Ilsley Corp.                             7,200        222,696
------------------------------------------------------------------------
TCF Financial Corp.                                 4,300        211,130
========================================================================
                                                                 433,826
========================================================================

BREWERS-1.23%

Coors (Adolph) Co.-Class B                          7,400        461,020
========================================================================

CONSTRUCTION MATERIALS-0.79%

Martin Marietta Materials, Inc.                     7,600        296,400
========================================================================

DATA PROCESSING SERVICES-3.73%

Ceridian Corp.(a)                                  36,400        690,872
------------------------------------------------------------------------
Certegy Inc.(a)                                     3,500        129,885
------------------------------------------------------------------------
Convergys Corp.(a)                                 29,400        572,712
========================================================================
                                                               1,393,469
========================================================================

DIVERSIFIED CHEMICALS-0.82%

Engelhard Corp.                                    10,800        305,856
========================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.25%

H&R Block, Inc.                                    10,100        466,115
========================================================================

DIVERSIFIED FINANCIAL SERVICES-2.24%

Ambac Financial Group, Inc.                         4,600        309,120
------------------------------------------------------------------------
Principal Financial Group, Inc. (The)(a)           17,000        527,000
========================================================================
                                                                 836,120
========================================================================

ELECTRIC UTILITIES-1.62%

Wisconsin Energy Corp.                             24,000        606,480
========================================================================

                                                               MARKET
                                                 SHARES         VALUE

ELECTRICAL COMPONENTS & EQUIPMENT-1.74%

Molex Inc.-Class A                                 12,000    $   329,160
------------------------------------------------------------------------
Rockwell Automation, Inc.                          16,100        321,678
========================================================================
                                                                 650,838
========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-7.01%

Amphenol Corp.-Class A(a)                          11,300        406,800
------------------------------------------------------------------------
Diebold, Inc.                                       8,400        312,816
------------------------------------------------------------------------
Mettler-Toledo International Inc.
  (Switzerland)(a)                                  8,500        313,395
------------------------------------------------------------------------
Millipore Corp.(a)                                  8,900        284,622
------------------------------------------------------------------------
Roper Industries, Inc.                              9,400        350,620
------------------------------------------------------------------------
Vishay Intertechnology, Inc.(a)                    16,100        354,200
------------------------------------------------------------------------
Waters Corp.(a)                                    22,500        600,750
========================================================================
                                                               2,623,203
========================================================================

ENVIRONMENTAL SERVICES-1.61%

Republic Services, Inc.(a)                         31,500        600,705
========================================================================

FOOTWEAR-0.89%

NIKE, Inc.-Class B                                  6,200        332,630
========================================================================

FOREST PRODUCTS-0.55%

Louisiana-Pacific Corp.(a)                         19,400        205,446
========================================================================

GENERAL MERCHANDISE STORES-0.74%

Family Dollar Stores, Inc.                          7,900        278,475
========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-2.92%

IMS Health Inc.                                    37,300        669,535
------------------------------------------------------------------------
Quest Diagnostics Inc.(a)                           4,900        421,645
========================================================================
                                                               1,091,180
========================================================================

HEALTH CARE EQUIPMENT-4.99%

Apogent Technologies Inc.(a)                       35,400        728,178
------------------------------------------------------------------------
Bard (C.R.), Inc.                                   6,200        350,796
------------------------------------------------------------------------
Beckman Coulter, Inc.                              10,600        528,940
------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                           3,500        258,475
========================================================================
                                                               1,866,389
========================================================================

HOME FURNISHINGS-1.09%

Mohawk Industries, Inc.(a)                          6,604        406,344
========================================================================

HOUSEHOLD APPLIANCES-1.94%

Black & Decker Corp. (The)                          7,200        347,040
------------------------------------------------------------------------
Stanley Works (The)                                 9,200        377,292
========================================================================
                                                                 724,332
========================================================================

                       AIM V.I. MID CAP CORE EQUITY FUND

                                                               MARKET
                                                 SHARES         VALUE

HOUSEHOLD PRODUCTS-2.29%

Clorox Co.                                          6,500    $   268,775
------------------------------------------------------------------------
Dial Corp. (The)                                   29,400        588,588
========================================================================
                                                                 857,363
========================================================================

HOUSEWARES & SPECIALTIES-1.70%

Fortune Brands, Inc.                                5,800        324,800
------------------------------------------------------------------------
Newell Rubbermaid Inc.                              8,900        312,034
========================================================================
                                                                 636,834
========================================================================

INDUSTRIAL MACHINERY-5.93%

Dover Corp.                                        20,000        700,000
------------------------------------------------------------------------
ITT Industries, Inc.                                4,000        282,400
------------------------------------------------------------------------
Kennametal Inc.                                     6,000        219,600
------------------------------------------------------------------------
Pentair, Inc.                                       7,200        346,176
------------------------------------------------------------------------
SPX Corp.(a)                                        5,700        669,750
========================================================================
                                                               2,217,926
========================================================================

IT CONSULTING & SERVICES-0.70%

Affiliated Computer Services, Inc.-Class A(a)       5,500        261,140
========================================================================

LEISURE PRODUCTS-3.13%

Brunswick Corp.                                    31,200        873,600
------------------------------------------------------------------------
Mattel, Inc.                                       14,100        297,228
========================================================================
                                                               1,170,828
========================================================================

MANAGED HEALTH CARE-0.96%

WellPoint Health Networks Inc.(a)                   4,600        357,926
========================================================================

METAL & GLASS CONTAINERS-0.76%

Pactiv Corp.(a)                                    12,000        285,600
========================================================================

OFFICE ELECTRONICS-1.42%

Zebra Technologies Corp.-Class A(a)                11,000        530,420
========================================================================

OFFICE SERVICES & SUPPLIES-1.15%

Herman Miller, Inc.                                21,200        430,360
========================================================================

OIL & GAS DRILLING-0.52%

Noble Corp. (Cayman Island)(a)                      5,000        193,000
========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.66%

BJ Services Co.(a)                                  6,500        220,220
------------------------------------------------------------------------
Cooper Cameron Corp.(a)                             4,000        193,680
------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(a)         4,800        207,360
========================================================================
                                                                 621,260
========================================================================

                                                               MARKET
                                                 SHARES         VALUE

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-0.52%

Valero Energy Corp.                                 5,200    $   194,584
========================================================================

PERSONAL PRODUCTS-0.70%

Avon Products, Inc.                                 5,000        261,200
========================================================================

PHARMACEUTICALS-2.01%

Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                          7,800        520,884
------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)                     9,100        229,957
========================================================================
                                                                 750,841
========================================================================

PROPERTY & CASUALTY INSURANCE-1.64%

MGIC Investment Corp.                               4,800        325,440
------------------------------------------------------------------------
XL Capital Ltd.-Class A (Bermuda)                   3,400        287,980
========================================================================
                                                                 613,420
========================================================================

RAILROADS-0.79%

Norfolk Southern Corp.                             12,700        296,926
========================================================================

REINSURANCE-0.98%

Odyssey Re Holdings, Corp.                         21,000        365,190
========================================================================

RESTAURANTS-1.64%

Jack in the Box Inc.(a)                            10,300        327,540
------------------------------------------------------------------------
Outback Steakhouse, Inc.(a)                         8,200        287,820
========================================================================
                                                                 615,360
========================================================================

SEMICONDUCTOR EQUIPMENT-0.72%

FEI Co.(a)                                         11,000        269,610
========================================================================

SEMICONDUCTORS-2.09%

Integrated Device Technology, Inc.(a)              12,000        217,680
------------------------------------------------------------------------
Lattice Semiconductor Corp.(a)                     29,100        254,334
------------------------------------------------------------------------
Microchip Technology Inc.(a)                       11,350        311,331
========================================================================
                                                                 783,345
========================================================================

SPECIALTY CHEMICALS-2.48%

Cambrex Corp.                                       7,100        284,710
------------------------------------------------------------------------
OM Group, Inc.                                      4,600        285,200
------------------------------------------------------------------------
Rohm & Haas Co.                                     8,800        356,312
========================================================================
                                                                 926,222
========================================================================

SPECIALTY STORES-0.65%

Barnes & Noble, Inc.(a)                             9,200        243,156
========================================================================

                       AIM V.I. MID CAP CORE EQUITY FUND

                                                               MARKET
                                                 SHARES         VALUE

SYSTEMS SOFTWARE-3.52%

BMC Software, Inc.(a)                              30,000    $   498,000
------------------------------------------------------------------------
Computer Associates International, Inc.            45,200        718,228
------------------------------------------------------------------------
Wind River Systems, Inc.(a)                        19,700         98,697
========================================================================
                                                               1,314,925
========================================================================

TELECOMMUNICATIONS EQUIPMENT-1.07%

Advanced Fibre Communications, Inc.(a)             24,200        400,268
========================================================================
    Total Common Stocks & Other Equity
      interests (Cost $31,531,593)                            30,568,184
========================================================================

                                                               MARKET
                                                 SHARES         VALUE
MONEY MARKET FUNDS-20.12%

STIC Liquid Assets Portfolio(b)                 3,762,628    $ 3,762,628
------------------------------------------------------------------------
STIC Prime Portfolio(b)                        $3,762,628      3,762,628
========================================================================
    Total Money Market Funds
      (Cost $7,525,256)                                        7,525,256
========================================================================
TOTAL INVESTMENTS-101.85%
  (Cost $39,056,849)                                          38,093,440
========================================================================
OTHER ASSETS LESS LIABILITIES-(1.85%)                           (692,694)
========================================================================
NET ASSETS-100.00%                                           $37,400,746
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                       AIM V.I. MID CAP CORE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $39,056,849)                                  $38,093,440
-----------------------------------------------------------
Receivables for:
  Investments sold                                  222,086
-----------------------------------------------------------
  Fund shares sold                                  331,471
-----------------------------------------------------------
  Dividends                                          16,841
-----------------------------------------------------------
Investment for deferred compensation plan             2,303
===========================================================
    Total assets                                 38,666,141
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           1,138,246
-----------------------------------------------------------
  Fund shares reacquired                             87,998
-----------------------------------------------------------
  Deferred compensation plan                          2,303
-----------------------------------------------------------
Accrued administrative services fees                 14,765
-----------------------------------------------------------
Accrued distribution fees -- Series II                  709
-----------------------------------------------------------
Accrued trustees' fees                                  293
-----------------------------------------------------------
Accrued transfer agent fees                             145
-----------------------------------------------------------
Accrued operating expenses                           20,936
===========================================================
    Total liabilities                             1,265,395
===========================================================
Net assets applicable to shares outstanding     $37,400,746
___________________________________________________________
===========================================================

NET ASSETS:

Series I                                        $36,630,988
___________________________________________________________
===========================================================
Series II                                       $   769,758
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                          3,485,678
___________________________________________________________
===========================================================
Series II                                            73,335
___________________________________________________________
===========================================================
Series I:
  Net asset value per share                     $     10.51
___________________________________________________________
===========================================================
Series II:
  Net asset value per share                     $     10.50
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $148)                                         $    61,404
-----------------------------------------------------------
Dividends from affiliated money market funds         44,046
-----------------------------------------------------------
Interest                                              2,569
===========================================================
    Total investment income                         108,019
===========================================================

EXPENSES:

Advisory fees                                        80,237
-----------------------------------------------------------
Administrative services fees                         46,950
-----------------------------------------------------------
Custodian fees                                       15,046
-----------------------------------------------------------
Distribution fees -- Series II                          789
-----------------------------------------------------------
Transfer agent fees                                   2,901
-----------------------------------------------------------
Trustees' fees                                        4,846
-----------------------------------------------------------
Professional Fees                                    11,535
-----------------------------------------------------------
Other                                                 4,383
===========================================================
    Total expenses                                  166,687
===========================================================
Less: Fees waived                                   (20,262)
-----------------------------------------------------------
    Expenses paid indirectly                             (2)
===========================================================
    Net expenses                                    146,423
===========================================================
Net investment income (loss)                        (38,404)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investments
  securities                                         (4,961)
-----------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investment securities        (1,438,113)
===========================================================
Net gain (loss) from investment securities       (1,443,074)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                     $(1,481,478)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

                       AIM V.I. MID CAP CORE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND THE PERIOD SEPTEMBER 10, 2001 (DATE OPERATIONS COMMENCED) THROUGH DECEMBER 31, 2001
(UNAUDITED)

                                                               JUNE 30,       DECEMBER 31,
                                                                 2002             2001
                                                              -----------    ---------------
OPERATIONS:

  Net investment income (loss)                                $   (38,404)     $    (1,427)
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities              (4,961)             990
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                      (1,438,113)         474,704
============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (1,481,478)         474,267
============================================================================================
Distributions to shareholders from net investment income:
  Series I                                                             --          (11,467)
--------------------------------------------------------------------------------------------
  Series II                                                            --             (575)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                     28,582,599        9,072,944
--------------------------------------------------------------------------------------------
  Series II                                                       263,861          500,595
============================================================================================
    Net increase in net assets                                 27,364,982       10,035,764
============================================================================================

NET ASSETS:

  Beginning of period                                          10,035,764               --
============================================================================================
  End of period                                               $37,400,746      $10,035,764
____________________________________________________________________________________________
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $38,408,505      $ 9,562,045
--------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (39,497)          (1,093)
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                     (4,853)             108
--------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                   (963,409)         474,704
============================================================================================
                                                              $37,400,746      $10,035,764
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

                       AIM V.I. MID CAP CORE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Mid Cap Core Equity Fund, formerly V.I. Mid Cap Equity Fund, (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating life insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. All other expenses are allocated among the classes based on relative net assets.

                       AIM V.I. MID CAP CORE EQUITY FUND

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.725% of the first $500 million of the Fund's average daily net assets, plus 0.70% of the Fund's average daily net assets on the next $500 million, plus 0.675% of the Fund's average daily net assets on the next $500 million, plus 0.65% of the Fund's average daily nest assets in excess of $1.5 billion. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the six months ended June 30, 2002, AIM waived fees of $19,946.

  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2002, the Fund paid AIM $46,950 of which AIM retained $24,795 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2002, AFS was paid $2,632 for such services.

  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%. For the six months ended June 30, 2002, the Series II shares paid AIM Distributors $473 as compensation under the Plan and reimbursed fees of $316.

  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.

  During the six months ended June 30, 2002, the Fund paid legal fees of $1,298 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2002, the Fund received reductions in custodian fees of $2 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $2.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 was as follows:

                                                     2001
                                                    -------
Distributions paid from ordinary
  income                                            $12,042
___________________________________________________________
===========================================================


  As of December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                     $    152
----------------------------------------------------------
Unrealized appreciation                            473,567
==========================================================
                                                  $473,719
__________________________________________________________
==========================================================


  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and other deferrals.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2002 was $27,206,676 and $2,635,682, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $ 1,155,541
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (2,118,994)
===========================================================
Net unrealized appreciation (depreciation)
  of investment securities                      $  (963,453)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $39,056,893.

                       AIM V.I. MID CAP CORE EQUITY FUND

NOTE 8--SHARE INFORMATION


Changes in shares outstanding during the six months ended June 30, 2002 and the period September 10, 2001 (date operations commenced) through December 31, 2001 were as follows:

                                                                                           SEPTEMBER 10, 2001
                                                                                            (DATE OPERATIONS
                                                                  SIX MONTHS ENDED         COMMENCED) THROUGH
                                                                   JUNE 30, 2002            DECEMBER 31, 2001
                                                              ------------------------    ---------------------
                                                               SHARES        AMOUNT       SHARES       AMOUNT
                                                              ---------    -----------    -------    ----------
Sold:
  Series I                                                    2,769,023    $30,430,438    957,217    $9,827,415
---------------------------------------------------------------------------------------------------------------
  Series II                                                      28,703        321,006     50,002       500,020
===============================================================================================================
Issued as reinvestment of dividends:
  Series I                                                           --             --      1,101        11,467
---------------------------------------------------------------------------------------------------------------
  Series II                                                          --             --         55           575
===============================================================================================================
Reacquired:
  Series I                                                     (169,829)    (1,847,839)   (71,833)     (765,938)
---------------------------------------------------------------------------------------------------------------
  Series II                                                      (5,425)       (57,145)        --            --
===============================================================================================================
                                                              2,622,472    $28,846,460    936,542    $9,573,539
_______________________________________________________________________________________________________________
===============================================================================================================


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                              SERIES I
                                                                -------------------------------------
                                                                                      SEPTEMBER 10,
                                                                                    (DATE OPERATIONS
                                                                SIX MONTHS ENDED      COMMENCED) TO
                                                                 JUNE 30, 2002      DECEMBER 31, 2001
                                                                ----------------    -----------------
Net asset value, beginning of period                                $ 10.72              $ 10.00
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.02)(a)             0.00
-----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                       (0.19)                0.74
=====================================================================================================
    Total from investment operations                                  (0.21)                0.74
=====================================================================================================
Less distributions from net investment income                            --                (0.02)
=====================================================================================================
Net asset value, end of period                                      $ 10.51              $ 10.72
_____________________________________________________________________________________________________
=====================================================================================================
Total return(b)                                                       (1.96)%               7.37%
_____________________________________________________________________________________________________
=====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $36,631              $ 9,500
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                     1.30%(c)             1.27%(d)
-----------------------------------------------------------------------------------------------------
  Without fee waivers                                                  1.48%(c)             5.16%(d)
=====================================================================================================
Ratio of net investment income (loss) to average net assets           (0.34)(c)            (0.08)(d)
_____________________________________________________________________________________________________
=====================================================================================================
Portfolio turnover rate                                                  14%                  20%
_____________________________________________________________________________________________________
=====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(C) Ratios are annualized and based on average daily net assets of $22,007,061.
(d)  Annualized.

                       AIM V.I. MID CAP CORE EQUITY FUND

                                                                              SERIES II
                                                                -------------------------------------
                                                                                      SEPTEMBER 10,
                                                                                    (DATE OPERATIONS
                                                                SIX MONTHS ENDED      COMMENCED) TO
                                                                 JUNE 30, 2002      DECEMBER 31, 2001
                                                                ----------------    -----------------
Net asset value, beginning of period                                 $10.71              $10.00
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.03)(a)           (0.01)
-----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                       (0.18)               0.73
=====================================================================================================
    Total from investment operations                                  (0.21)               0.72
=====================================================================================================
Less distributions from net investment income                            --               (0.01)
=====================================================================================================
Net asset value, end of period                                       $10.50              $10.71
_____________________________________________________________________________________________________
=====================================================================================================
Total return(b)                                                       (1.96)%              7.22%
_____________________________________________________________________________________________________
=====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $  770              $  536
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                     1.45%(c)            1.44%(d)
-----------------------------------------------------------------------------------------------------
  Without fee waivers                                                  1.73%(c)            5.44%(d)
=====================================================================================================
Ratio of net investment income (loss) to average net assets           (0.49)(c)           (0.25)(d)
_____________________________________________________________________________________________________
=====================================================================================================
Portfolio turnover rate                                                  14%                 20%
_____________________________________________________________________________________________________
=====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(C)  Ratios are annualized and based on average daily net assets of $636,362.
(d)  Annualized.

                       AIM V.I. MID CAP CORE EQUITY FUND

AS OF JUNE 30, 2002


BOARD OF TRUSTEES       OFFICERS                                OFFICE OF THE FUND

Robert H. Graham        Robert H. Graham                        11 Greenway Plaza
                        Chairman and President                  Suite 100
Frank S. Bayley                                                 Houston, TX 77046
                        Carol F. Relihan
Bruce L. Crockett       Senior Vice President and Secretary     INVESTMENT ADVISOR

Albert R. Dowden        Gary T. Crum                            A I M Advisors, Inc.
                        Senior Vice President                   11 Greenway Plaza
Edward K. Dunn, Jr.                                             Suite 100
                        Dana R. Sutton                          Houston, TX 77046
Jack M. Fields          Vice President and Treasurer
                                                                TRANSFER AGENT
Carl Frischling         Robert G. Alley
                        Vice President                          A I M Fund Services, Inc.
Prema Mathai-Davis                                              P.O. Box 4739
                        Stuart W. Coco                          Houston, TX 77210-4739
Lewis F. Pennock        Vice President
                                                                CUSTODIAN
Ruth H. Quigley         Melville B. Cox
                        Vice President                          State Street Bank and Trust Company
Louis S. Sklar                                                  225 Franklin Street
                        Karen Dunn Kelley                       Boston, MA 02110
                        Vice President
                                                                COUNSEL TO THE FUNDS
                        Edgar M. Larsen
                        Vice President                          Foley & Lardner
                                                                3000 K N.W., Suite 500
                                                                Washington, D.C. 20007

                                                                COUNSEL TO THE TRUSTEES

                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                919 Third Avenue
                                                                New York, NY 10022

                                                                DISTRIBUTOR

                                                                A I M Distributors, Inc.
                                                                11 Greenway Plaza
                                                                Suite 100
                                                                Houston, TX 77046



                       AIM V.I. MID CAP CORE EQUITY FUND

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

FUND OFFERS INVESTORS RELATIVE SAFETY IN UNCERTAIN TIMES

HOW DID AIM V.I. MONEY MARKET FUND PERFORM DURING THE REPORTING PERIOD?

The U.S. Federal Reserve Board (the Fed) maintained short-term interest rates at 40-year lows throughout the reporting period, causing fund yields to remain low by historical standards. Nonetheless, the fund continued to offer risk-averse investors relative safety of principal in a period of economic uncertainty and market volatility. This is in keeping with the fund's investment objectives:

o Safety - providing the highest possible safety of principal

o Liquidity - investing in securities that offer liquidity of assets

o Yield - seeking the highest possible yield consistent with safety of principal

   At the close of the reporting period on June 30, 2002, the fund's weighted average maturity stood at 44 days and its net assets totaled $120.9 million. Seven-day yield was 1.25% for Series I shares and 1.00% for Series II shares.

HOW DID THE FUND'S TOTAL RETURN COMPARE TO THAT OF THE U.S. STOCK MARKET?

The fund's total return of 0.63% for Series I shares and 0.51% for Series II shares for the six-month reporting period compared favorably to major U.S. stock market indexes such as the S&P 500 and the Dow--which returned -13.15% and -6.91%, respectively. The stock market's negative performance more accurately reflected investor unease about geopolitical risks and a series of high-profile corporate accounting scandals than any widespread concern about the state of the economy. Nonetheless, it once again underscored the need for diversification in one's investments.

WHAT WERE THE MAJOR ECONOMIC TRENDS IN THE REPORTING PERIOD?

During the reporting period, the Fed adopted a neutral stance and suggested that future economic risks were evenly weighted between weakness and inflation. Many investors sought relative safety in money market and other fixed-income investments until future economic and stock market trends could be discerned.

   The economy grew strongly during the first quarter of 2002. Gross domestic product (GDP)--the value of all goods and services produced in the United
States and the broadest measure of U.S. economic activity--grew at an annualized rate of 5.0% in the first quarter. The government's initial estimate of GDP growth for the second quarter was 1.1%. Consumer confidence, retail sales and home sales generally remained strong for most of the reporting period. Unemployment, a lagging economic indicator, increased somewhat, but remained low by historical standards--while inflation remained subdued.

WHAT WERE CONDITIONS LIKE AS THE REPORTING PERIOD ENDED?

In its June "beige book" report issued near the close of the reporting period, the Fed acknowledged that the economy was growing at a moderate pace, albeit somewhat unevenly. Indeed, for every positive the central bank mentioned, it cited a negative to offset it. Positive news cited by the Fed included continued improvement in the manufacturing sector, increased semiconductor orders, continued strength in the residential real estate market, and a pickup in tourism. But the Fed also found those manufacturing gains were uneven across industries, telecommunications equipment sales remained weak, commercial real estate markets were sluggish, and there was little demand for business loans.

   Early in the reporting period, most observers believed the Fed might embark on a mid-summer series of short-term interest rate hikes from the historically low 1.75% fed funds rate then in place. At the close of the reporting period that rate remained unchanged, and few observers expected an imminent rise given the generally uncertain economic landscape and the fact that inflation remained in check.

================================================================================

PORTFOLIO MANAGEMENT TEAM

LAURIE BRIGNAC
DINEEN HUGHES
KAREN DUNN KELLEY
ERIC LANE
MICHAEL MAREK
LYMAN MISSIMER III
ESTHER S. MUNOZ
MARCEL S. THERIOT

--------------------------------------------------------------------------------
THE PERFORMANCE FIGURES IN THIS REPORT, WHICH REPRESENT AIM V.I. MONEY MARKET FUND SERIES I AND SERIES II SHARES, ARE NOT INTENDED TO REFLECT ACTUAL ANNUITY VALUES. THEY DO NOT REFLECT CHARGES AT THE SEPARATE-ACCOUNT LEVEL, AND THESE CHARGES WOULD REDUCE THE TOTAL RETURN.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH A MONEY MARKET FUND SEEKS TO MAINTAIN THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

   THE UNMANAGED DOW JONES INDUSTRIAL AVERAGE (THE DOW) IS A PRICE-WEIGHTED AVERAGE OF 30 ACTIVELY TRADED BLUE-CHIP STOCKS.

   THE UNMANAGED STANDARD & POOR'S COMPOSITE INDEX OF 500 STOCKS (THE S&P 500) IS AN INDEX OF COMMON STOCKS FREQUENTLY USED AS A GENERAL MEASURE OF U.S. STOCK MARKET PERFORMANCE.

   AN INVESTMENT CANNOT BE MADE DIRECTLY IN AN INDEX. UNLESS OTHERWISE INDICATED, INDEX RESULTS INCLUDE REINVESTED DIVIDENDS, AND THEY DO NOT INCLUDE SALES CHARGES OR FUND EXPENSES.

   PAST PERFORMANCE CANNOT GUARANTEE COMPARABLE FUTURE RESULTS. DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)

                                                           PAR
                                               MATURITY   (000)       VALUE
COMMERCIAL PAPER-49.17%(a)

ASSET-BACKED SECURITIES- COMMERCIAL
  LOANS/LEASES-9.25%

Atlantis One Funding Corp.(b)
  1.90%                                        09/16/02    2,800   $  2,788,621
-------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.(b)
  2.10%                                        08/20/02      640        638,133
-------------------------------------------------------------------------------
  2.05%                                        11/04/02    1,517      1,506,116
-------------------------------------------------------------------------------
Stellar Funding Group, Inc.(b)
  1.82%                                        09/10/02    1,512      1,506,573
-------------------------------------------------------------------------------
  1.83%                                        10/15/02    2,281      2,268,709
-------------------------------------------------------------------------------
  2.02%                                        10/25/02      304        302,021
-------------------------------------------------------------------------------
  2.02%                                        10/30/02      783        777,684
-------------------------------------------------------------------------------
  1.83%                                        12/20/02    1,400      1,387,759
===============================================================================
                                                                     11,175,616
===============================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-7.36%

Enterprise Funding Corp. (LOC-Bank of
  America, N.A.)(b)
  1.84%                                        08/26/02    1,500      1,495,707
-------------------------------------------------------------------------------
Kitty Hawk Funding Corp. (LOC-Bank of
  America, N.A.)(b)
  1.80%                                        07/19/02    1,400      1,398,740
-------------------------------------------------------------------------------
  1.95%                                        08/15/02    3,029      3,021,617
-------------------------------------------------------------------------------
Newport Funding Corp.(b)(c)
  1.85%                                        11/19/02    3,000      2,978,321
===============================================================================
                                                                      8,894,385
===============================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-4.44%

Edison Asset Securitization, LLC(b)
  1.94%                                        07/01/02    5,367      5,367,000
===============================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-14.11%

Blue Ridge Asset Funding Corp.(b)
  1.79%                                        07/19/02    6,064      6,058,573
-------------------------------------------------------------------------------
Eureka Securitization, Inc.(b)
  1.87%                                        07/08/02    5,000      4,998,182
-------------------------------------------------------------------------------
FCAR Owner Trust-Series II
  1.86%                                        07/09/02    6,000      5,997,520
===============================================================================
                                                                     17,054,275
===============================================================================

BANKS-4.11%

Dresdner U.S. Finance, Inc. (Germany)
  1.98%                                        11/12/02    5,000      4,963,150
===============================================================================

                                                           PAR
                                               MATURITY   (000)       VALUE

CONSUMER FINANCE-1.65%

World Omni Auto Receivables Trust- Series
  2002-A
  1.87%                                        07/15/03    2,000   $  2,000,000
===============================================================================

DIVERSIFIED FINANCIAL SERVICES-0.82%

National Australia Funding
  2.09%                                        02/07/03    1,000        987,170
===============================================================================

INDUSTRIAL CONGLOMERATES-2.48%

General Electric Co.
  1.65%                                        07/15/02    3,000      2,998,075
===============================================================================

MULTI-LINE INSURANCE-4.95%

ZCM Matched Funding Corp.(b)
  1.82%                                        08/20/02    6,000      5,984,833
===============================================================================
    Total Commercial Paper (Cost $59,424,504)                        59,424,504
===============================================================================

SHORT-TERM OBLIGATIONS-12.94%

DIVERSIFIED FINANCIAL SERVICES-3.92%

Credit Suisse First Boston Inc.
  (Switzerland), Gtd. Medium Term Floating
  Rate Notes,
  2.11%(d)(e)                                  08/20/02    2,000      2,000,000
-------------------------------------------------------------------------------
Lehman Brothers Inc., Sr. Gtd. Sub. Notes,
  7.00%                                        10/01/02    2,705      2,737,796
===============================================================================
                                                                      4,737,796
===============================================================================

U.S. GOVERNMENT AGENCIES-9.02%

Overseas Private Investment Corp., Gtd.
  Floating Rate Participation Ctfs.,
  1.76%(e)                                     12/15/14    9,400      9,400,000
-------------------------------------------------------------------------------
  1.76%(e)                                     05/15/15    1,500      1,500,000
===============================================================================
                                                                     10,900,000
===============================================================================
    Total Short-Term Obligations (Cost
      $15,637,796)                                                   15,637,796
===============================================================================

VARIABLE RATE DEMAND NOTES-2.31%

BANKS-LETTER OF CREDIT-1.04%

Folk Financial Services Inc.-Series A,
  Floating Rate Loan Program Notes
  (LOC-National City Bank),
  1.95%(e)                                     10/15/27    1,260      1,260,000
===============================================================================


                           AIM V.I. MONEY MARKET FUND

                                                           PAR
                                               MATURITY   (000)       VALUE
NON-BANK GUARANTEED-1.27%

Omaha (City of); Special Tax Redevelopment
  Series 2002 B RB,
  1.94%(c)(e)                                  02/01/13   $1,530   $  1,530,000
===============================================================================
    Total Variable Rate Demand Notes (Cost
      $2,790,000)                                                     2,790,000
===============================================================================

CERTIFICATES OF DEPOSIT-5.38%

Banque Nationale de Paris (France)
  2.00%                                        09/27/02    1,500      1,500,000
-------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom)
  1.97%                                        09/24/02    2,000      2,000,023
-------------------------------------------------------------------------------
Lloyds TSB Bank PLC (United Kingdom)
  2.15%                                        02/10/03    3,000      3,000,000
===============================================================================
    Total Certificates of Deposit (Cost
      $6,500,023)                                                     6,500,023
===============================================================================

MASTER NOTE AGREEMENTS-8.27%(f)

DIVERSIFIED FINANCIAL SERVICES-8.27%

Merrill Lynch Mortgage Capital, Inc.
  2.16%(g)                                     08/19/02    5,000      5,000,000
-------------------------------------------------------------------------------

                                                           PAR
                                               MATURITY   (000)       VALUE
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Morgan Stanley Dean Witter & Co.
  2.07%(h)                                     09/17/02    5,000   $  5,000,000
===============================================================================
    Total Master Note Agreements (Cost
      $10,000,000)                                                   10,000,000
===============================================================================
    Total Investments (excluding repurchase
      agreements) (Cost $94,352,323)                                 94,352,323
===============================================================================

REPURCHASE AGREEMENTS-23.28%(i)

Barclays Capital Inc. (United Kingdom)
  1.98%(j)                                     07/01/02    1,731      1,730,940
-------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)
  1.96%(k)                                     07/01/02   25,000     25,000,000
-------------------------------------------------------------------------------
Salomon Smith Barney Inc.
  1.98%(l)                                     07/01/02    1,401      1,401,365
===============================================================================
    Total Repurchase Agreements (Cost
      $28,132,305)                                                   28,132,305
===============================================================================
TOTAL INVESTMENTS-101.35%                                           122,484,628(m)
===============================================================================
OTHER ASSETS LESS LIABILITIES-(1.35%)                                (1,628,842)
===============================================================================
NET ASSETS-100.00%                                                 $120,855,786
_______________________________________________________________________________
===============================================================================

Investment Abbreviations:

Ctfs.  - Certificates
Gtd.   - Guaranteed
LOC    - Letter of Credit
Sr.    - Senior
Sub.   - Subordinated

Notes to Schedule of Investments:

(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.
(c) Secured by bond insurance provided by one of the following companies: Ambac Assurance Corp. or MBIA Insurance Co.
(d) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The market value of this security at 06/30/02 represented 1.65% of the Fund's net assets.
(e) Demand securities; payable upon demand by the Fund with usually no more than seven calendar days' notice. Interest rates are redetermined periodically. Rates shown are rates in effect on 06/30/02.
(f) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(g) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business days notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 06/30/02.
(h) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven business days notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 06/30/02.
(i) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(j) Joint repurchase agreement entered into 06/28/02 with a maturing value of $487,607,764. Collateralized by $493,255,000 par value of U.S. Government obligations, 3.38% to 5.88% due 06/15/04 to 03/21/11 with an aggregate market value at 06/30/02 of $497,278,561.
(k) Joint repurchase agreement entered into 06/28/02 with a maturing value of $500,081,667. Collateralized by $492,281,227 par value of U.S. Government obligations, 5.50% to 9.00% due 07/01/06 to 06/01/32 with an aggregate market value at 06/30/02 of $510,000,000.
(l) Joint repurchase agreement entered into 06/28/02 with a maturing value of $500,082,500. Collateralized by $555,694,500 par value of U.S. Government & Treasury obligations, 0% to 7.25% due 07/15/02 to 04/15/42 with an aggregate market value at 06/30/02 of $510,000,702.
(m) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.


                           AIM V.I. MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)

ASSETS:

Investments, excluding repurchase
  agreements at value (amortized cost)         $ 94,352,323
-----------------------------------------------------------
Repurchase agreements                            28,132,305
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  924,290
-----------------------------------------------------------
  Interest                                          139,477
-----------------------------------------------------------
Investment for deferred compensation plan            42,393
-----------------------------------------------------------
Other assets                                            198
===========================================================
    Total assets                                123,590,986
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           2,000,000
-----------------------------------------------------------
  Fund shares reacquired                            615,309
-----------------------------------------------------------
  Deferred compensation plan                         42,393
-----------------------------------------------------------
Accrued administrative services fees                 49,958
-----------------------------------------------------------
Accrued distribution fees -- Series II                2,485
-----------------------------------------------------------
Accrued transfer agent fees                           1,208
-----------------------------------------------------------
Accrued operating expenses                           23,847
===========================================================
    Total liabilities                             2,735,200
===========================================================
Net assets applicable to shares outstanding    $120,855,786
___________________________________________________________
===========================================================

NET ASSETS:

Series I                                       $119,857,563
___________________________________________________________
===========================================================
Series II                                      $    998,223
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                        119,857,258
___________________________________________________________
===========================================================
Series II                                           998,223
___________________________________________________________
===========================================================
Series I:
  Net asset value per share                    $       1.00
___________________________________________________________
===========================================================
Series II:
  Net asset value per share                    $       1.00
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Interest                                         $1,188,517
===========================================================

EXPENSES:

Advisory fees                                       245,570
-----------------------------------------------------------
Administrative services fees                        125,127
-----------------------------------------------------------
Custodian fees                                        3,966
-----------------------------------------------------------
Distribution fees -- Series II                        2,403
-----------------------------------------------------------
Transfer agent fees                                   4,563
-----------------------------------------------------------
Trustees' fees                                        4,826
-----------------------------------------------------------
Other                                                24,654
===========================================================
    Total expenses                                  411,109
===========================================================
Net investment income                               777,408
===========================================================
Net increase in net assets resulting from
  operations                                     $  777,408
___________________________________________________________
===========================================================

See Notes to Financial Statements.


                           AIM V.I. MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND THE YEAR ENDED DECEMBER 31, 2001 (UNAUDITED)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2002            2001
                                                              ------------    ------------
OPERATIONS:

  Net investment income                                       $    777,408    $  3,722,328
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                          --             248
==========================================================================================
    Net increase in net assets resulting from operations           777,408       3,722,576
==========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                        (767,784)     (3,721,914)
------------------------------------------------------------------------------------------
  Series II                                                         (9,624)           (414)
------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                      (8,419,692)     54,413,296
------------------------------------------------------------------------------------------
  Series II                                                            895         997,328
==========================================================================================
    Net increase (decrease) in net assets                       (8,418,797)     55,410,872
==========================================================================================

NET ASSETS:

  Beginning of period                                          129,274,583      73,863,711
==========================================================================================
  End of period                                               $120,855,786    $129,274,583
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $120,855,481    $129,274,278
------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities           305             305
==========================================================================================
                                                              $120,855,786    $129,274,583
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.


                           AIM V.I. MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Money Market Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to seek to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare and pay daily dividends from net investment income. Distributions from net realized capital gains, if any, are generally paid to separate accounts of participating life insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       As of December 31, 2001, the Fund has a capital loss carryforward of $761, of which $598, $144 and $19 expires December 31, 2003, 2005 and 2006, respectively.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.40% on the first $250 million of the Fund's average daily net assets, plus 0.35% of the Fund's average daily net assets in excess of $250 million. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%.

  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2002, the Fund paid AIM $125,127 of which AIM retained $24,795 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2002, AFS was paid $1,857 for such services.

  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%. For the six months ended June 30, 2002, the Series II shares paid AIM Distributors $2,403 as compensation under the Plan.

  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.

  During the six months ended June 30, 2002, the Fund paid legal fees of $1,298 for services rendered by Kramer, Levin, Naftalis &

                           AIM V.I. MONEY MARKET FUND

Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                                           2001          2000
                                                        ----------    ----------
Distributions paid from ordinary
  income                                                $3,722,328    $4,287,916
________________________________________________________________________________
================================================================================


  As of December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                          $ 49,455
--------------------------------------------------------------------------------
Capital loss carryforward                                                  (761)
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                                  (43,470)
--------------------------------------------------------------------------------
                                                                       $  5,224
________________________________________________________________________________
================================================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of certain expenses and other deferrals.

NOTE 5--SHARE INFORMATION


Changes in shares outstanding during the six months ended June 30, 2002 and the year ended December 31, 2001 were as follows:

                                                    SIX MONTHS ENDED                 YEAR ENDED
                                                     JUNE 30, 2002               DECEMBER 31, 2001
                                               --------------------------   ----------------------------
                                                 SHARES         AMOUNT         SHARES         AMOUNT
                                               -----------   ------------   ------------   -------------
Sold:
  Series I                                      43,862,772   $ 43,862,772    155,024,398   $ 155,024,398
--------------------------------------------------------------------------------------------------------
  Series II*                                    44,912,628     44,912,628      1,996,952       1,996,952
========================================================================================================
Issued as reinvestment of dividends:
  Series I                                         767,784        767,784      3,721,914       3,721,914
--------------------------------------------------------------------------------------------------------
  Series II*                                         9,624          9,624            414             414
========================================================================================================
Reacquired:
  Series I                                     (53,050,248)   (53,050,248)  (104,333,016)   (104,333,016)
--------------------------------------------------------------------------------------------------------
  Series II*                                   (44,921,357)   (44,921,357)    (1,000,038)     (1,000,038)
========================================================================================================
                                                (8,418,797)  $ (8,418,797)    55,410,624   $  55,410,624
________________________________________________________________________________________________________
========================================================================================================

* Series II shares commenced sales on December 16, 2001.

                           AIM V.I. MONEY MARKET FUND

NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                              SERIES I
                                                 ------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                     YEAR ENDED DECEMBER 31,
                                                  JUNE 30,     ----------------------------------------------------
                                                    2002         2001       2000       1999       1998       1997
                                                 ----------    --------    -------    -------    -------    -------
Net asset value, beginning of period              $   1.00     $   1.00    $  1.00    $  1.00    $  1.00    $  1.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.01         0.04       0.06       0.05       0.05       0.05
===================================================================================================================
Less distributions from net investment income        (0.01)       (0.04)     (0.06)     (0.05)     (0.05)     (0.05)
===================================================================================================================
Net asset value, end of period                    $   1.00     $   1.00    $  1.00    $  1.00    $  1.00    $  1.00
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(a)                                       0.63%        3.61%      5.83%      4.66%      5.06%      5.14%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $119,858     $128,277    $73,864    $95,152    $64,090    $58,635
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets               0.67%(b)     0.64%      0.71%      0.60%      0.58%      0.59%
===================================================================================================================
Ratio of net investment income to average net
  assets                                              1.27%(b)     3.36%      5.66%      4.59%      4.94%      5.01%
___________________________________________________________________________________________________________________
===================================================================================================================

(a) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(b) Ratios are annualized and based on average daily net assets of $121,705,122.

                                                              SERIES II
                                                 ------------------------------------
                                                 SIX MONTHS      DECEMBER 16, 2001
                                                   ENDED       (DATE SALES COMMENCED)
                                                  JUNE 30,        TO DECEMBER 31,
                                                    2002                2001
                                                 ----------    ----------------------
Net asset value, beginning of period               $ 1.00              $1.00
-------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              0.01               0.00
=====================================================================================
Less distributions from net investment income       (0.01)              0.00
=====================================================================================
Net asset value, end of period                     $ 1.00              $1.00
_____________________________________________________________________________________
=====================================================================================
Total return(a)                                      0.51%              0.05%
_____________________________________________________________________________________
=====================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $  998              $ 997
_____________________________________________________________________________________
=====================================================================================
Ratio of expenses to average net assets              0.92%(b)           0.89%(c)
=====================================================================================
Ratio of net investment income to average net
  assets                                             1.02%(b)           3.11%(c)
_____________________________________________________________________________________
=====================================================================================

(a) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(b) Ratios are annualized and based on average daily net assets of $1,938,002.
(c)  Annualized.

                           AIM V.I. MONEY MARKET FUND

AS OF JUNE 30, 2002

BOARD OF TRUSTEES                     OFFICERS                                OFFICE OF THE FUND

Robert H. Graham                      Robert H. Graham                        11 Greenway Plaza
                                      Chairman and President                  Suite 100
Frank S. Bayley                                                               Houston, TX 77046
                                      Carol F. Relihan
Bruce L. Crockett                     Senior Vice President and Secretary     INVESTMENT ADVISOR

Albert R. Dowden                      Gary T. Crum                            A I M Advisors, Inc.
                                      Senior Vice President                   11 Greenway Plaza
Edward K. Dunn, Jr.                                                           Suite 100
                                      Dana R. Sutton                          Houston, TX 77046
Jack M. Fields                        Vice President and Treasurer
                                                                              TRANSFER AGENT
Carl Frischling                       Robert G. Alley
                                      Vice President                          A I M Fund Services, Inc.
Prema Mathai-Davis                                                            P.O. Box 4739
                                      Stuart W. Coco                          Houston, TX 77210-4739
Lewis F. Pennock                      Vice President
                                                                              CUSTODIAN
Ruth H. Quigley                       Melville B. Cox
                                      Vice President                          The Bank of New York
Louis S. Sklar                                                                90 Washington Street, 11th Floor
                                      Karen Dunn Kelley                       New York, NY 10286
                                      Vice President
                                                                              COUNSEL TO THE FUNDS
                                      Edgar M. Larsen
                                      Vice President                          Foley & Lardner
                                                                              3000 K N.W., Suite 500
                                                                              Washington, D.C. 20007

                                                                              COUNSEL TO THE TRUSTEES

                                                                              Kramer, Levin, Naftalis & Frankel LLP
                                                                              919 Third Avenue
                                                                              New York, NY 10022

                                                                              DISTRIBUTOR

                                                                              A I M Distributors, Inc.
                                                                              11 Greenway Plaza
                                                                              Suite 100
                                                                              Houston, TX 77046












                           AIM V.I. MONEY MARKET FUND

                          AIM V.I. NEW TECHNOLOGY FUND

TECH STOCKS REMAIN OUT OF FAVOR

HOW DID AIM V.I. NEW TECHNOLOGY FUND PERFORM?

The broad U.S. stock market, as measured by the S&P 500, declined 13.15% during the six months ended June 30, 2002, and technology stocks fared more poorly. The fund's market benchmark, the Pacific Stock Exchange Technology 100, declined 25.29% and the Lipper Science and Technology Fund Index fell by 32.67%. Fund shares sustained similar losses. The fund's Series I shares declined 32.07% for the six-month reporting period, and the fund's Series II shares declined 22.49% since their inception on April 2, 2002.

WHAT WERE THE TRENDS IN THE ECONOMY AND THE STOCK MARKET?

The economy showed signs of improvement throughout the reporting period. Gross domestic product (GDP), the broadest measure of U.S. economic activity, grew at an annualized rate of 5.0% in the first quarter of 2002, and retail sales and consumer confidence generally remained strong. The government's initial estimate of GDP growth for the second quarter was 1.1%. The U.S. Federal Reserve (the
Fed) held short-term interest rates at 40-year lows as it waited for more definitive signs of recovery; it was able to do so in part because inflation remained under control and energy prices moderated somewhat.

   But investors ignored generally positive economic news. The possibility of additional terrorist attacks and geopolitical developments in the Middle East and on the Indian subcontinent put investors on edge. Also, a series of high-profile accounting scandals and alleged corporate misdeeds seriously undermined investor confidence and caused some investors to seek safety in fixed income or money market investments. This lack of investor confidence caused the major market indexes to decline for most of the reporting period, with large-cap stocks and growth stocks being hardest hit.

WHY WERE TECH STOCKS WEAKER THAN THE BROAD MARKET?

In addition to investor unease about the broad stock market, several factors contributed to weakness in the tech sector in particular. A flurry of earnings warnings from tech companies, brokerage down grades of a number of high-profile tech companies, stagnant or even deteriorating corporate IT budgets, and a slower-than-expected economic recovery caused many investors to abandon the sector. Additionally, weak earnings, bankruptcy filings and allegations of fraud by a few well-known telecommunications companies cast a pall over virtually all technology-related stocks. Weak corporate profits prompted a number of companies to postpone new technology-related capital expenditures, particularly software upgrades--with the exception of security software, which remained strong for most of the reporting period.

HOW DID YOU MANAGE THE FUND?

In an extraordinarily difficult environment for tech stocks, bottom-up research proved important in helping us select individual stocks and industries within the information technology sector. A long-term investment perspective and our belief that technology will continue to reshape how we live, communicate, work, shop, entertain ourselves, and do business helped as well.

   At the close of the reporting period, we were focused on these industries that accounted for approximately two-thirds of the fund's total net assets:

   o Semiconductors - Historically, the semiconductor industry has often been among the first technology-related industries to benefit from economic recoveries. Semiconductors continue to be the "brains" behind more and more consumer products.

   o Software - Software companies have some of the best profit margins within the IT sector. While the industry as a whole was difficult during the reporting period, we concentrated on security and gaming software, which remained strong.

PORTFOLIO COMPOSITION

As of 6/30/02, based on total net assets

===============================================================================================
TOP 10 HOLDINGS                                   TOP 10 INDUSTRIES
-----------------------------------------------------------------------------------------------
 1. Integrated Circuit Systems, Inc.      3.8%    1. Semiconductors                       24.4%

 2. Microchip Technology Inc.             3.1     2. Application Software                 13.4

 3. Taiwan Semiconductor Manufacturing            3. Internet Software & Services          8.8
    Co. Ltd. - ADR (Taiwan)               2.8
                                                  4. Biotechnology                         8.4
 4. ESS Technology, Inc.                  2.4
                                                  5. Semiconductor Equipment               7.6
 5. Dell Computer Corp.                   2.4
                                                  6. Aerospace & Defense                   6.5
 6. Activision, Inc.                      2.4
                                                  7. Electronic Equipment & Instruments    5.4
 7. Electronic Arts Inc.                  2.4
                                                  8. Computer Storage & Peripherals        2.8
 8. eBay Inc.                             2.3
                                                  9. Computer Hardware                     2.4
 9. Gilead Sciences, Inc.                 2.3
                                                 10. Internet Retail                       2.3
10. Engineered Support Systems, Inc.      2.2

TOTAL NET ASSETS: $20.0 MILLION                  TOTAL HOLDINGS: 80

The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.
===============================================================================================

                          AIM V.I. NEW TECHNOLOGY FUND

   o Biotechnology - While the industry as a whole suffered, many of our biotechnology holdings beat earnings estimates and/or reported that their sales and earnings per share continued to grow.

   o Aerospace and Defense - Our technology-related aerospace and defense stocks were among the fund's best-performing holdings. Given geopolitical developments and the government's emphasis on homeland security, we believe many of these stocks have the potential for continued appreciation.

WHAT WERE SOME OF THE FUND'S MAJOR HOLDINGS AT THE CLOSE OF THE REPORTING
PERIOD?

We'll mention two top-10 holdings that performed well for the fund, and one that did not, but still has long-term potential.

   Activision, the second-largest U.S. video game publisher, continues to grow despite the weak economy and stock market. The company develops its own games and licenses properties from Disney and Marvel (not fund holdings) for games that run on all three major console game systems. Sales of video games and console systems have been strong in 2002 and appear poised to remain so.

   Gilead Sciences is developing treatments for infectious diseases (including the flu, HIV and infections related to AIDS) and cancer. The company's broad and diverse product line has attracted the attention of investors as well as larger pharmaceutical companies. The company has marketing alliances with Pharmacia and Hoffman-LaRoche (not fund holdings).

   Dell Computer is the world's largest direct-sale computer manufacturer and the industry's low-cost producer. While Dell has not been able to escape the effects of sharply lower corporate IT spending, it has managed to turn a profit in a very difficult environment. While the stock fell in value slightly during the reporting period, it fared better than the stock market and tech stocks generally.

WHAT WERE CONDITIONS LIKE AT THE CLOSE OF THE REPORTING PERIOD?

In June, the Fed acknowledged that the economy was growing, albeit moderately and somewhat unevenly. The Fed cited continued improvement in the manufacturing sector, increased semiconductor orders, and continued strength in the residential real estate market. But it also found that manufacturing gains were uneven across industries, telecommunications equipment sales remained weak, and commercial real estate markets were sluggish.

   In the last several weeks of the reporting period, a lack of investor confidence overshadowed generally improving economic statistics. What corporations, investment firms and government officials do in the months ahead to bolster investor confidence will be important for the markets going forward.

   A recovery in the tech sector will require unambiguous signs that corporate profits are improving and that businesses are increasing their IT budgets. While we cannot predict precisely when such signs will become clear, we remain convinced that technological innovations will, on a long-term basis, continue to reshape our lives.

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 6/30/02

================================================================================

SERIES I SHARES
Inception (10/18/93)         1.43%
 5 Years                   -10.08
 1 Year                    -42.79

SERIES II SHARES
Inception (4/2/02)         -22.49%*

* BECAUSE SERIES II SHARES OF THE FUND HAVE BEEN OFFERED FOR LESS THAN A YEAR, TOTAL RETURN PROVIDED IS CUMULATIVE TOTAL RETURN THAT HAS NOT YET BEEN ANNUALIZED.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

PORTFOLIO MANAGEMENT TEAM

DAVID P. BARNARD
ABEL GARCIA
ROBERT LLOYD

--------------------------------------------------------------------------------
AIM V.I. NEW TECHNOLOGY FUND SEEKS LONG-TERM GROWTH OF CAPITAL BY INVESTING PRIMARILY IN STOCKS OF TECHNOLOGY AND SCIENCE COMPANIES.

   THE PERFORMANCE FIGURES SHOWN HERE, WHICH REPRESENT AIM V.I. NEW TECHNOLOGY FUND SERIES I AND SERIES II SHARES, ARE NOT INTENDED TO REFLECT ACTUAL ANNUITY VALUES. THEY DO NOT REFLECT CHARGES AT THE SEPARATE-ACCOUNT LEVEL, AND THESE CHARGES WOULD LOWER THE TOTAL RETURN. THE FUND'S PERFORMANCE FIGURES ARE HISTORICAL AND THEY REFLECT FUND EXPENSES, REINVESTMENT OF DISTRIBUTIONS AND CHANGES IN NET ASSET VALUE. THE FUND'S INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

   HAD FEES AND EXPENSES NOT BEEN WAIVED, RETURNS WOULD HAVE BEEN LOWER.

   INVESTING IN A SINGLE-SECTOR MUTUAL FUND MAY INVOLVE GREATER RISK AND POTENTIAL REWARD THAN INVESTING IN A MORE DIVERSIFIED FUND.

   THE VALUE OF THE FUND'S SHARES IS PARTICULARLY VULNERABLE TO FACTORS AFFECTING THE TECHNOLOGY AND SCIENCE INDUSTRIES, SUCH AS SUBSTANTIAL GOVERNMENT REGULATIONS AND THE NEED FOR GOVERNMENTAL APPROVALS, DEPENDENCY ON CONSUMER AND BUSINESS ACCEPTANCE AS NEW TECHNOLOGIES EVOLVE, AND LARGE AND RAPID PRICE MOVEMENTS RESULTING FROM, AMONG OTHER THINGS, FIERCE COMPETITION IN THESE INDUSTRIES. ADDITIONAL FACTORS AFFECTING THE TECHNOLOGY AND SCIENCE INDUSTRIES AND THE VALUE OF FUND SHARES INCLUDE RAPID OBSOLESCENCE OF PRODUCTS AND SERVICES, SHORT PRODUCT CYCLES, AND AGGRESSIVE PRICING. MANY TECHNOLOGY AND SCIENCE COMPANIES ARE SMALL AND AT AN EARLY STATE OF DEVELOPMENT AND, THEREFORE, MAY BE SUBJECT TO RISKS SUCH AS LIMITED PRODUCT LINES, MARKETS, AND FINANCIAL AND MANAGERIAL RESOURCES.

   INVESTING IN SMALL AND MID-SIZE COMPANIES MAY INVOLVE RISKS NOT ASSOCIATED WITH INVESTING IN MORE ESTABLISHED COMPANIES. ALSO, SMALL COMPANIES MAY HAVE BUSINESS RISK, SIGNIFICANT STOCK PRICE FLUCTUATIONS AND ILLIQUIDITY.

   THE FUND MAY PARTICIPATE IN THE INITIAL PUBLIC OFFERING (IPO) MARKET IN SOME MARKET CYCLES. BECAUSE OF THE FUND'S SMALL ASSET BASE, ANY INVESTMENT THE FUND MAY MAKE IN IPOS MAY SIGNIFICANTLY INCREASE THE FUND'S TOTAL RETURN. AS THE FUND'S ASSET'S GROW, THE IMPACT OF IPOS WILL DECLINE, WHICH MAY DECREASE THE FUND'S TOTAL RETURN.

   THE UNMANAGED LIPPER SCIENCE AND TECHNOLOGY FUND INDEX REPRESENTS AN AVERAGE OF THE PERFORMANCE OF THE 30 LARGEST SCIENCE AND TECHNOLOGY FUNDS TRACKED BY LIPPER, INC., AN INDEPENDENT MUTUAL FUND PERFORMANCE MONITOR.

   THE UNMANAGED STANDARD & POOR'S COMPOSITE INDEX OF 500 STOCKS (THE S&P 500) IS AN INDEX OF COMMON STOCKS FREQUENTLY USED AS A GENERAL MEASURE OF U.S. STOCK MARKET PERFORMANCE.

   THE UNMANAGED PACIFIC STOCK EXCHANGE TECHNOLOGY 100 INDEX (THE PSE TECHNOLOGY
100) IS A PRICE-WEIGHTED INDEX OF 100 LISTED AND OVER-THE-COUNTER TECHNOLOGY STOCKS FROM 15 TECHNOLOGY-RELATED INDUSTRIES.

   AN INVESTMENT CANNOT BE MADE IN AN INDEX. UNLESS OTHERWISE INDICATED, INDEX RESULTS INCLUDE REINVESTED DIVIDENDS, AND THEY DO NOT REFLECT SALES CHARGES.

================================================================================
CALENDAR YEAR TOTAL RETURNS (%)                                 SERIES I SHARES
--------------------------------------------------------------------------------
1992    1993    1994    1995    1996     1997    1998     1999    2000     2001
 --     8.92*   7.15    23.66   19.34    14.56   22.11   106.52  -36.29   -47.47
================================================================================
*return is from fund inception 10/18/93

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)

                                                              MARKET
                                                 SHARES        VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-97.24%

AEROSPACE & DEFENSE-6.52%

Alliant Techsystems Inc.(a)                         3,900   $   248,820
-----------------------------------------------------------------------
Armor Holdings, Inc.(a)                             4,400       112,200
-----------------------------------------------------------------------
Engineered Support Systems, Inc.                    8,500       444,550
-----------------------------------------------------------------------
L-3 Communications Holdings, Inc.(a)                7,100       383,400
-----------------------------------------------------------------------
Rockwell Collins, Inc.                              4,200       115,164
=======================================================================
                                                              1,304,134
=======================================================================

APPLICATION SOFTWARE-13.43%

Activision, Inc.(a)                                16,550       480,943
-----------------------------------------------------------------------
Cerner Corp.(a)                                     5,900       282,197
-----------------------------------------------------------------------
Documentum, Inc.(a)                                 7,700        92,400
-----------------------------------------------------------------------
Electronic Arts Inc.(a)                             7,100       468,955
-----------------------------------------------------------------------
FileNet Corp.(a)                                    9,100       131,950
-----------------------------------------------------------------------
HPL Technologies, Inc.(a)                          18,900       284,634
-----------------------------------------------------------------------
Intuit Inc.(a)                                      4,900       243,628
-----------------------------------------------------------------------
JDA Software Group, Inc.(a)                         8,500       240,210
-----------------------------------------------------------------------
Mercury Interactive Corp.(a)                       11,500       264,040
-----------------------------------------------------------------------
Secure Computing Corp.(a)                          12,700        95,885
-----------------------------------------------------------------------
Take-Two Interactive Software, Inc.(a)              4,800        98,832
=======================================================================
                                                              2,683,674
=======================================================================

AUTO PARTS & EQUIPMENT-0.55%

Gentex Corp.(a)                                     4,000       109,880
=======================================================================

BIOTECHNOLOGY-8.36%

Cephalon, Inc.(a)                                   1,800        81,360
-----------------------------------------------------------------------
Gilead Sciences, Inc.(a)                           14,200       466,896
-----------------------------------------------------------------------
Harvard Bioscience, Inc.(a)                        27,000       150,930
-----------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                       6,000       212,700
-----------------------------------------------------------------------
Medarex, Inc.(a)                                    7,000        51,940
-----------------------------------------------------------------------
OraSure Technologies, Inc.(a)                      11,000        71,500
-----------------------------------------------------------------------
PRAECIS Pharmaceutical Inc.(a)                     33,800       117,624
-----------------------------------------------------------------------
SangStat Medical Corp.(a)                          16,000       367,680
-----------------------------------------------------------------------
Trimeris, Inc.(a)                                   3,400       150,926
=======================================================================
                                                              1,671,556
=======================================================================

COMPUTER & ELECTRONICS RETAIL-0.80%

CDW Computer Centers, Inc.(a)                       3,400       159,154
=======================================================================

COMPUTER HARDWARE-2.41%

Dell Computer Corp.(a)                             18,400       480,976
=======================================================================

COMPUTER STORAGE & PERIPHERALS-2.83%

Lexmark International, Inc.(a)                        900        48,960
-----------------------------------------------------------------------

                                                              MARKET
                                                 SHARES        VALUE
COMPUTER STORAGE & PERIPHERALS-(CONTINUED)

Overland Storage, Inc.(a)                           9,600   $   158,208
-----------------------------------------------------------------------
Storage Technology Corp.(a)                        10,700       170,879
-----------------------------------------------------------------------
Western Digital Corp.(a)                           57,700       187,525
=======================================================================
                                                                565,572
=======================================================================

DATA PROCESSING SERVICES-1.36%

Concord EFS, Inc.(a)                                6,200       186,868
-----------------------------------------------------------------------
Fiserv, Inc.(a)                                     2,300        84,433
=======================================================================
                                                                271,301
=======================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-5.35%

FLIR Systems, Inc.(a)                               2,800       117,516
-----------------------------------------------------------------------
Itron, Inc.(a)                                     14,400       377,712
-----------------------------------------------------------------------
OSI Systems, Inc.(a)                               14,100       279,603
-----------------------------------------------------------------------
Photon Dynamics, Inc.(a)                            9,800       294,000
=======================================================================
                                                              1,068,831
=======================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-1.55%

Accredo Health, Inc.(a)                             4,300       198,402
-----------------------------------------------------------------------
IMPATH Inc.(a)                                      6,200       111,290
=======================================================================
                                                                309,692
=======================================================================

HEALTH CARE EQUIPMENT-0.81%

Endocare, Inc.(a)                                  12,200       161,162
=======================================================================

HEALTH CARE SUPPLIES-0.84%

ICU Medical, Inc.(a)                                5,450       168,405
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.56%

Intrado Inc.(a)                                    16,100       311,696
=======================================================================

INTERNET RETAIL-2.34%

eBay Inc.(a)                                        7,600       468,312
=======================================================================

INTERNET SOFTWARE & SERVICES-8.77%

Expedia, Inc.-Class A(a)                            3,600       213,444
-----------------------------------------------------------------------
Hotels.com-Class A(a)                               2,200        92,906
-----------------------------------------------------------------------
McAfee.com Corp.(a)                                17,000       248,880
-----------------------------------------------------------------------
Overture Services, Inc.(a)                         14,600       364,708
-----------------------------------------------------------------------
Retek Inc.(a)                                       9,900       240,570
-----------------------------------------------------------------------
WebEx Communications, Inc.(a)                      17,900       284,610
-----------------------------------------------------------------------
Websense, Inc.(a)                                  12,000       306,840
=======================================================================
                                                              1,751,958
=======================================================================

                          AIM V.I. NEW TECHNOLOGY FUND

                                                              MARKET
                                                 SHARES        VALUE

IT CONSULTING & SERVICES-1.23%

Affiliated Computer Services, Inc.-Class A(a)       5,200   $   246,896
=======================================================================

NETWORKING EQUIPMENT-1.64%

Emulex Corp.(a)                                    14,600       328,646
=======================================================================

PHARMACEUTICALS-0.79%

Ligand Pharmaceuticals Inc.-Class B(a)             10,900       158,050
=======================================================================

PUBLISHING-0.59%

Getty Images, Inc.(a)                               5,400       117,558
=======================================================================

SEMICONDUCTOR EQUIPMENT-7.63%

ASE Test Ltd. (Taiwan)(a)                          25,000       242,500
-----------------------------------------------------------------------
Brooks-PRI Automation, Inc.(a)                     10,600       270,936
-----------------------------------------------------------------------
Cymer, Inc.(a)                                      1,200        42,048
-----------------------------------------------------------------------
KLA-Tencor Corp.(a)                                 7,000       307,930
-----------------------------------------------------------------------
Lam Research Corp.(a)                              12,100       217,558
-----------------------------------------------------------------------
Novellus Systems, Inc.(a)                           8,100       275,400
-----------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(a)                                           5,000       169,650
=======================================================================
                                                              1,526,022
=======================================================================

SEMICONDUCTORS-24.41%

Analog Devices, Inc.(a)                             9,000       267,300
-----------------------------------------------------------------------
ChipPAC, Inc.-Class A(a)                           18,400       113,712
-----------------------------------------------------------------------
Cirrus Logic, Inc.(a)                              31,800       238,182
-----------------------------------------------------------------------
ESS Technology, Inc.(a)                            27,600       484,104
-----------------------------------------------------------------------
Integrated Circuit Systems, Inc.(a)                37,300       753,087
-----------------------------------------------------------------------
Intersil Corp.-Class A(a)                          19,400       414,772
-----------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)         14,400       286,416
-----------------------------------------------------------------------

                                                              MARKET
                                                 SHARES        VALUE
SEMICONDUCTORS-(CONTINUED)

Microchip Technology Inc.(a)                       22,200   $   608,946
-----------------------------------------------------------------------
QLogic Corp.(a)                                     7,200       274,320
-----------------------------------------------------------------------
RF Micro Devices, Inc.(a)                           3,400        25,908
-----------------------------------------------------------------------
Semtech Corp.(a)                                   15,200       405,840
-----------------------------------------------------------------------
Silicon Laboratories Inc.(a)                       15,800       442,242
-----------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Taiwan)                                43,340       563,420
=======================================================================
                                                              4,878,249
=======================================================================

SYSTEMS SOFTWARE-2.09%

Symantec Corp.(a)                                  12,700       417,195
=======================================================================

TELECOMMUNICATIONS EQUIPMENT-1.38%

Polycom, Inc.(a)                                    5,900        70,741
-----------------------------------------------------------------------
UTStarcom, Inc.(a)                                 10,200       205,734
=======================================================================
                                                                276,475
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $21,764,167)                           19,435,394
=======================================================================
MONEY MARKET FUNDS-2.83%

STIC Liquid Assets Portfolio(b)                   282,835       282,835
-----------------------------------------------------------------------
STIC Prime Portfolio(b)                           282,835       282,835
=======================================================================
    Total Money Market Funds (Cost $565,670)                    565,670
=======================================================================
TOTAL INVESTMENTS-100.07%
  (Cost $22,329,837)                                         20,001,064
=======================================================================
OTHER ASSETS LESS LIABILITIES-(0.07%)                           (14,593)
=======================================================================
NET ASSETS-100.00%                                          $19,986,471
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                          AIM V.I. NEW TECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------
JUNE 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $22,329,837)                                  $20,001,064
-----------------------------------------------------------
Receivables for:
  Investments sold                                  279,061
-----------------------------------------------------------
  Fund shares sold                                   26,342
-----------------------------------------------------------
  Dividends                                             845
-----------------------------------------------------------
Investment for deferred compensation plan            15,621
===========================================================
     Total assets                                20,322,933
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                             226,779
-----------------------------------------------------------
  Fund shares reacquired                             62,364
-----------------------------------------------------------
  Deferred compensation plan                         15,621
-----------------------------------------------------------
Accrued administrative services fees                 13,880
-----------------------------------------------------------
Accrued distribution fees -- Series II                    3
-----------------------------------------------------------
Accrued transfer agent fees                             174
-----------------------------------------------------------
Accrued operating expenses                           17,641
===========================================================
     Total liabilities                              336,462
===========================================================
Net assets applicable to shares outstanding     $19,986,471
___________________________________________________________
===========================================================


NET ASSETS:

Series I                                        $19,938,733
___________________________________________________________
===========================================================
Series II                                       $    47,738
___________________________________________________________
===========================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                          6,982,053
___________________________________________________________
===========================================================
Series II                                            16,701
___________________________________________________________
===========================================================
Series I:
  Net asset value per share                     $      2.86
___________________________________________________________
===========================================================
Series II:
  Net asset value per share                     $      2.86
___________________________________________________________
===========================================================


STATEMENT OF OPERATIONS
---------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Dividends from affiliated money market
  funds                                        $      9,183
-----------------------------------------------------------
Dividends                                               372
===========================================================
    Total investment income                           9,555
===========================================================

EXPENSES:

Advisory fees                                       138,053
-----------------------------------------------------------
Administrative services fees                         57,986
-----------------------------------------------------------
Custodian fees                                        8,208
-----------------------------------------------------------
Distribution fees -- Series II                            5
-----------------------------------------------------------
Transfer agent fees                                   2,989
-----------------------------------------------------------
Trustees' fees                                        4,578
-----------------------------------------------------------
Other                                                 2,311
===========================================================
    Total expenses                                  214,130
===========================================================
Less: Fees waived                                   (35,050)
-----------------------------------------------------------
    Expenses paid indirectly                            (41)
===========================================================
    Net expenses                                    179,039
===========================================================
Net investment income (loss)                       (169,484)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND OPTION
  CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          (3,709,952)
-----------------------------------------------------------
  Option contracts written                           13,065
===========================================================
                                                 (3,696,887)
===========================================================
Change in net unrealized appreciation
  (depreciation) of investment securities        (6,545,746)
===========================================================
Net gain (loss) from investment securities
  and option contracts                          (10,242,633)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                    $(10,412,117)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

                          AIM V.I. NEW TECHNOLOGY FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND THE YEAR ENDED DECEMBER 31, 2001 (UNAUDITED)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2002            2001
                                                              ------------    ------------
OPERATIONS:

  Net investment income (loss)                                $   (169,484)   $   (464,860)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                     (3,696,887)    (36,564,431)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                (6,545,746)      3,697,847
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (10,412,117)    (33,331,444)
==========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                              --        (758,754)
------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Series I                                                              --     (19,031,270)
------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                      (4,265,053)     18,425,518
------------------------------------------------------------------------------------------
  Series II                                                         49,522              --
==========================================================================================
    Net increase (decrease) in net assets                      (14,627,648)    (34,695,950)
==========================================================================================

NET ASSETS:

  Beginning of period                                           34,614,119      69,310,069
==========================================================================================
  End of period                                               $ 19,986,471    $ 34,614,119
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 70,677,032    $ 74,892,563
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (184,256)        (14,772)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and option contracts        (48,177,532)    (44,480,645)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and foreign currencies                           (2,328,773)      4,216,973
==========================================================================================
                                                              $ 19,986,471    $ 34,614,119
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

                          AIM V.I. NEW TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. New Technology Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating life insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       The Fund has a capital loss carryforward of $43,238,949 as of December 31, 2001 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized in the year 2009.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are

                          AIM V.I. NEW TECHNOLOGY FUND
     translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

H. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the Fund's average daily net assets. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the six months ended June 30, 2002, AIM waived fees of $35,048.

  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2002, the Fund paid AIM $57,986 of which AIM retained $24,795 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2002, AFS was paid $2,972 for such services.

  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%. For the period April 2, 2002 (date sales commenced) through June 30, 2002, the Series II shares paid AIM Distributors $3 as compensation under the Plan and reimbursed fees in the amount of $2.

  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.

  During the six months ended June 30, 2002, the Fund paid legal fees of $1,298 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2002, the Fund received reductions in custodian fees of $41 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $41.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus

                          AIM V.I. NEW TECHNOLOGY FUND
for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                      2001           2000
                                   -----------    -----------
Distributions paid from:
  Ordinary income                  $   758,754    $ 5,906,297
-------------------------------------------------------------
  Long-term capital gain            19,031,270      5,765,276
=============================================================
                                   $19,790,024    $11,671,573
_____________________________________________________________
=============================================================


  As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforward                      $(43,238,949)
-----------------------------------------------------------
Unrealized appreciation                           2,960,505
===========================================================
                                               $(40,278,444)
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the deferral of capital losses incurred after October 31, and other deferrals.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2002 was $21,728,810 and $25,099,300, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $ 1,332,943
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (3,778,167)
===========================================================
Net unrealized appreciation (depreciation)
  of investment securities                      $(2,445,224)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $22,446,288.


NOTE 8--CALL OPTION CONTRACTS

Transactions in call options written during the six months ended June 30, 2002 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                    ---------------------
                                    NUMBER OF    PREMIUMS
                                    CONTRACTS    RECEIVED
                                    ---------    --------
Beginning of period                     --       $     --
---------------------------------------------------------
Written                                105         20,422
---------------------------------------------------------
Closed                                 (85)       (16,444)
---------------------------------------------------------
Exercised                              (20)        (3,978)
=========================================================
End of period                           --       $     --
_________________________________________________________
=========================================================


NOTE 9--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2002 and the year ended December 31, 2001 were as follows:

                                                                  SIX MONTHS ENDED                 YEAR ENDED
                                                                    JUNE 30, 2002              DECEMBER 31, 2001
                                                              -------------------------    --------------------------
                                                                SHARES        AMOUNT         SHARES         AMOUNT
                                                              ----------    -----------    ----------    ------------
Sold:
  Series I                                                       400,632    $ 1,559,352       871,432    $  9,872,754
---------------------------------------------------------------------------------------------------------------------
  Series II*                                                      17,000         50,367            --              --
=====================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                            --             --     4,734,455      19,790,024
=====================================================================================================================
Reacquired:
  Series I                                                    (1,636,349)    (5,824,405)   (1,127,829)    (11,237,260)
---------------------------------------------------------------------------------------------------------------------
  Series II*                                                        (299)          (845)           --              --
=====================================================================================================================
                                                              (1,219,016)   $(4,215,531)    4,478,058    $ 18,425,518
_____________________________________________________________________________________________________________________
=====================================================================================================================

* Series II shares commenced sales on April 2, 2002.

                          AIM V.I. NEW TECHNOLOGY FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                      SERIES I
                                                         ------------------------------------------------------------------
                                                         SIX MONTHS
                                                          ENDED                      YEAR ENDED DECEMBER 31,
                                                         JUNE 30,      ----------------------------------------------------
                                                           2002         2001       2000        1999       1998       1997
                                                         ----------    -------    -------    --------    -------    -------
Net asset value, beginning of period                      $  4.21      $ 18.53    $ 32.96    $  20.66    $ 18.40    $ 18.14
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                              (0.02)(a)    (0.05)      0.20       (0.14)     (0.01)     (0.02)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                             (1.33)       (8.79)    (11.05)      18.46       3.99       2.59
===========================================================================================================================
    Total from investment operations                        (1.35)       (8.84)    (10.85)      18.32       3.98       2.57
===========================================================================================================================
Less distributions:
  Dividends from net investment income                         --        (0.21)        --          --         --         --
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        --        (5.27)     (3.58)      (6.02)     (1.72)     (2.31)
===========================================================================================================================
    Total distributions                                        --        (5.48)     (3.58)      (6.02)     (1.72)     (2.31)
===========================================================================================================================
Net asset value, end of period                            $  2.86      $  4.21    $ 18.53    $  32.96    $ 20.66    $ 18.40
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                            (32.07)%     (47.47)%   (36.29)%    106.52%     22.11%     14.56%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $19,939      $34,614    $69,310    $108,428    $69,459    $68,186
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                           1.30%(c)     1.36%      1.31%       1.27%      1.17%      1.11%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                        1.56%(c)     1.49%      1.31%       1.27%      1.18%      1.16%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                    (1.23)%(c)   (1.14)%     0.74%      (0.62)%    (0.04)%    (0.10)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                                        82%         289%       131%        124%        73%        91%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $27,686,490.

                          AIM V.I. NEW TECHNOLOGY FUND


                                                                  SERIES II
                                                                -------------
                                                                APRIL 2, 2002
                                                                (DATE SALES
                                                                COMMENCED) TO
                                                                 JUNE 30,
                                                                   2002
                                                                -------------
Net asset value, beginning of period                               $  3.69
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                       (0.01)(a)
-----------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (0.82)
=============================================================================
    Total from investment operations                                 (0.83)
=============================================================================
Net asset value, end of period                                     $  2.86
_____________________________________________________________________________
=============================================================================
Total return(b)                                                     (22.49)%
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $    48
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                    1.45%(c)
-----------------------------------------------------------------------------
  Without fee waivers                                                 1.81%(c)
_____________________________________________________________________________
=============================================================================
Ratio of net investment income (loss) to average net assets          (1.38)%(c)
_____________________________________________________________________________
=============================================================================
Portfolio turnover rate                                                 82%
_____________________________________________________________________________
=============================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(c)  Ratios are annualized and based on average daily net assets of $8,091.

                          AIM V.I. NEW TECHNOLOGY FUND

AS OF JUNE 30, 2002

BOARD OF TRUSTEES                OFFICERS                                  OFFICE OF THE FUND
Robert H. Graham                 Robert H. Graham                          11 Greenway Plaza
                                 Chairman and President                    Suite 100
Frank S. Bayley                                                            Houston, TX 77046
                                 Carol F. Relihan
Bruce L. Crockett                Senior Vice President and Secretary       INVESTMENT ADVISOR

Albert R. Dowden                 Gary T. Crum                              A I M Advisors, Inc.
                                 Senior Vice President                     11 Greenway Plaza
Edward K. Dunn, Jr.                                                        Suite 100
                                 Dana R. Sutton                            Houston, TX 77046
Jack M. Fields                   Vice President and Treasurer
                                                                           TRANSFER AGENT
Carl Frischling                  Robert G. Alley
                                 Vice President                            A I M Fund Services, Inc.
Prema Mathai-Davis                                                         P.O. Box 4739
                                 Stuart W. Coco                            Houston, TX 77210-4739
Lewis F. Pennock                 Vice President
                                                                           CUSTODIAN
Ruth H. Quigley                  Melville B. Cox
                                 Vice President                            State Street Bank and Trust Company
Louis S. Sklar                                                             225 Franklin Street
                                 Karen Dunn Kelley                         Boston, MA 02110
                                 Vice President
                                                                           COUNSEL TO THE FUNDS
                                 Edgar M. Larsen
                                 Vice President                            Foley & Lardner
                                                                           3000 K N.W., Suite 500
                                                                           Washington, D.C. 20007

                                                                           COUNSEL TO THE TRUSTEES

                                                                           Kramer, Levin, Naftalis & Frankel LLP
                                                                           919 Third Avenue
                                                                           New York, NY 10022

                                                                           DISTRIBUTOR

                                                                           A I M Distributors, Inc.
                                                                           11 Greenway Plaza
                                                                           Suite 100
                                                                           Houston, TX 77046


                          AIM V.I. NEW TECHNOLOGY FUND

                          AIM V.I. PREMIER EQUITY FUND

MARKET VOLATILITY CONTINUES TO CHALLENGE FUND



HOW DID THE FUND PERFORM?

AIM V.I. Premier Equity Fund faced pressure as the stock market retreated under fears of accounting scandals, terrorist strikes and disappointing earnings results.

   For the six months ending June 30, 2002, the fund reported total returns of -21.20% for Series I shares, and -21.29% for Series II shares. The fund's benchmark index, the S&P 500, was also sharply lower. For the six months ending June 30, 2002, the S&P 500 returned -13.15%.


WHAT WERE MARKET CONDITIONS OVER THE REPORTING PERIOD?

The six-month reporting period proved difficult for the fund as negative stock returns were widespread across markets.

   To illustrate, the S&P 500 has dropped by 13% or more in only seven of the last 226 quarters (since World War II). And the second quarter of 2002 was another such difficult period for the S&P 500, which fell more than 13% for the three months. In addition, the average stock mutual fund fell nearly 10% during the first six months of 2002. But economic statistical reports were largely positive, despite the market's slump.

   For example, the Institute for Supply Management (ISM) index rose one-half of one percent in June. The progress marked the fifth straight month of growth following 18 months of decline for this measure of strength in the manufacturing sector. First quarter annualized Gross Domestic Product (GDP) growth was 5.0%, meaning the economy grew at the fastest pace since the second quarter of 2000. GDP moved higher on the strength of improving business inventories, healthy consumer spending, and a large jump in defense spending. Also, motor vehicle production was up 2.9% in June, and unemployment claims fell to a 15-month low of 382,000 in June. New home construction was up in May by 11.6%, the biggest percentage increase in seven years.

   Finally, after 11 interest rate cuts by the Federal Reserve Board during 2001, the central bank left rates unchanged at 1.75% during the first two quarters of 2002.


HOW DID THIS ENVIRONMENT AFFECT THE FUND?

Volatile, negative performance increased in intensity during the reporting period. Markets continued to be off-balance in anticipation of further earnings disappointments, fears of terrorist activity, as well as investor concerns about corporate governance and accounting scandals.

   Of four sectors in which AIM V.I. Premier Equity Fund has sizable holdings - financials, consumer discretionary, health care and information technology - financials performed generally better than the broad market. The fund has minimal exposure to telecom stocks, which provided some help since this was the worst-performing sector near the end of the reporting period. Cable TV stocks have also performed below expectations recently, and this underperformance has been a significant contributor to the fund's negative results for the reporting period.

   The fund's cable TV stocks continue to demonstrate strong underlying fundamental strengths, but have been affected by negative business results in the broader technology, media and telecom areas.


HOW DID YOU MANAGE THE FUND IN THIS ENVIRONMENT?

The market is creating performance extremes, and we believe it is important to act quickly in this environment. We are thus committed to moving more efficiently to abandon losing stocks, and sell even winning stocks when the companies demonstrate a deceleration in earnings.

   We believe that individual stock and market performance will follow earnings results over the long term. We also believe economic growth will continue to improve. All of the fund's investment disciplines point to a positive trend ahead. We are positive about the market as a whole. Earnings are growing and accelerating, momentum has turned, and valuations are at attractive levels.

PORTFOLIO COMPOSITION

As of 6/30/02, based on total net assets



==========================================================================================
TOP 10 HOLDINGS                                  TOP 10 INDUSTRIES
------------------------------------------------------------------------------------------

 1. Pfizer Inc.                         4.3%      1. Diversified Financial Services  12.4%

 2. American International Group, Inc.  4.2       2. Pharmaceuticals                  7.7

 3. Citigroup Inc.                      3.5       3. Integrated Oil & Gas             6.9

 4. General Electric Co.                3.4       4. Broadcasting & Cable TV          5.2

 5. Target Corp.                        3.4       5. Multi-Line Insurance             5.0

 6. Microsoft Corp.                     3.4       6. Systems Software                 3.8

 7. Cox Communications Inc.-Class A     3.2       7. Computer Hardware                3.7

 8. UnitedHealth Group Inc.             3.1       8. Industrial Conglomerates         3.4

 9. HCA Inc.                            3.0       9. General Merchandise Stores       3.4

10. BP PLC-ADR (United Kingdom)         2.8      10. Managed Health Care              3.1

TOTAL NET ASSETS: $1.96 BILLION                  TOTAL HOLDINGS: 69

The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.
==========================================================================================

                          AIM V.I. PREMIER EQUITY FUND

   We continue to focus on individual holdings, while monitoring both the economic and stock-specific data to make certain that earnings and economic growth are continuing. The market will respond to improving earnings, and we have positioned the fund to take advantage of the favorable trend.


CAN YOU DISCUSS SOME OF THE FUND'S HOLDINGS?

Three stocks are listed below. Two of them contributed positively to fund performance. One was a disappointment in this reporting period, but managers still believe in its long-term growth potential.

   American International Group, one of the world's largest insurance firms, was a leader among the fund's strong financial stocks. Best known domestically as a provider of property/casualty and specialty insurance, AIG also has life insurance operations abroad and is a growing presence in financial services and asset management.

   HCA rebounded from internal problems with hospital operations, and is now a leading performer for the fund. The firm operates more than 180 hospitals and almost 80 surgery centers in the United States, Switzerland, and the U.K. Rising baby-boomer admissions and higher insurance reimbursement rates have helped HCA shore up a sagging bottom line.

   Cox Communications was hurt by investor concerns about the slumping technology sector, despite the firm's strong stock fundamentals. Cox provides cable TV service to 6.2 million customers, including 1.4 million digital cable and 1 million Internet access subscribers.


WHAT WERE CONDITIONS AT THE CLOSE OF THE REPORTING PERIOD?

Earnings growth appears to be continuing after a strong first quarter. Corporate earnings have continued the acceleration that began in the fourth quarter of 2001.

   Markets were volatile as investors kept a close eye on developments at home and abroad. On the more positive side, proposals were being discussed for increased and improved financial disclosure for all public companies, as well as possible reforms in the public accounting industry.

   Corporate profit margins, while disappointing in some cases, were improving, and the Federal Reserve Board appeared ready to leave interest rates unchanged for the near term. Consumer spending, which accounts for about two-thirds of economic activity, remained healthy.

   There continued to be a considerable amount of cash in lower-returning money market accounts that could potentially be deployed back into stocks. Moreover, stocks were more reasonably priced than they had been in recent years. However, investors remained cautious as concerns persisted about the economy, corporate governance and accounting practices, plus the potential for more terrorist strikes against the United States.

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 6/30/02 at NAV

================================================================================

SERIES I SHARES
Inception (5/5/93)          9.74%
 5 Years                    1.53
 1 Year                   -26.72

SERIES II SHARES
Inception (9/19/01)       -10.54%*

* BECAUSE SERIES II SHARES HAVE BEEN AVAILABLE FOR LESS THAN A YEAR, TOTAL RETURN SHOWN IS CUMULATIVE TOTAL RETURN THAT HAS NOT BEEN ANNUALIZED.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

PORTFOLIO MANAGEMENT TEAM

EVAN G. HARREL (LEAD MANAGER)
JOEL E. DOBBERPUHL
ROBERT A. SHELTON


--------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY FUND IS FOR SHAREHOLDERS WHO SEEK LONG-TERM GROWTH OF CAPITAL. INCOME IS A SECONDARY OBJECTIVE. THE FUND INVESTS IN STOCKS OF COMPANIES THAT ARE UNDERVALUED RELATIVE TO THE STOCK MARKET AS A WHOLE.

   EFFECTIVE MAY 1, 2002, AIM V.I. VALUE FUND WAS RENAMED AIM V.I. PREMIER EQUITY FUND.

   THE PERFORMANCE FIGURES SHOWN HERE, WHICH REPRESENT AIM V.I. PREMIER EQUITY FUND SERIES I AND SERIES II SHARES, ARE NOT INTENDED TO REFLECT ACTUAL ANNUITY VALUES, AND THEY DO NOT REFLECT CHARGES AT THE SEPARATE-ACCOUNT LEVEL - WHICH WOULD LOWER THE TOTAL RETURN. THE FUND'S PERFORMANCE FIGURES ARE HISTORICAL, AND THEY REFLECT FUND EXPENSES, THE REINVESTMENT OF DISTRIBUTIONS AND CHANGES IN NET ASSET VALUE. THE FUND'S INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

   THE UNMANAGED STANDARD & POOR'S COMPOSITE INDEX OF 500 STOCKS (THE S&P 500) IS AN INDEX OF COMMON STOCKS FREQUENTLY USED AS A GENERAL MEASURE OF U.S. STOCK MARKET PERFORMANCE.

   AN INVESTMENT CANNOT BE MADE IN AN INDEX. UNLESS OTHERWISE NOTED, INDEX RESULTS INCLUDE REINVESTED DIVIDENDS AND THEY DO NOT REFLECT CHARGES OR FUND EXPENSES.

================================================================================
CALENDAR YEAR TOTAL RETURNS (%)                                 SERIES I SHARES
--------------------------------------------------------------------------------

1992    1993    1994    1995    1996     1997    1998     1999    2000     2001
 --    14.82*   4.04    36.25   15.02    23.69   32.41    29.90  -14.65   -12.56
================================================================================

*return is from fund inception 5/5/93

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


                                                                MARKET
                                                 SHARES         VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-94.00%

ADVERTISING-1.37%

Omnicom Group Inc.                                588,000   $   26,930,400
==========================================================================

AIR FREIGHT & LOGISTICS-0.91%

FedEx Corp.                                       334,500       17,862,300
==========================================================================

AIRLINES-0.56%

Southwest Airlines Co.                            675,000       10,908,000
==========================================================================

APPLICATION SOFTWARE-0.33%

PeopleSoft, Inc.(a)                               430,700        6,408,816
==========================================================================

BANKS-2.34%

Bank of America Corp.                             146,000       10,272,560
--------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                1,059,400       35,754,750
==========================================================================
                                                                46,027,310
==========================================================================

BROADCASTING & CABLE TV-5.18%

Comcast Corp.-Class A(a)                        1,646,700       39,257,328
--------------------------------------------------------------------------
Cox Communications, Inc.-Class A(a)             2,266,900       62,453,095
==========================================================================
                                                               101,710,423
==========================================================================

BUILDING PRODUCTS-0.23%

Masco Corp.                                       165,000        4,473,150
==========================================================================

COMPUTER & ELECTRONICS RETAIL-1.44%

Best Buy Co., Inc.(a)                             779,700       28,303,110
==========================================================================

COMPUTER HARDWARE-3.68%

Dell Computer Corp.(a)                          1,390,000       36,334,600
--------------------------------------------------------------------------
Hewlett-Packard Co.                               850,000       12,988,000
--------------------------------------------------------------------------
International Business Machines Corp.             318,000       22,896,000
==========================================================================
                                                                72,218,600
==========================================================================

CONSUMER FINANCE-0.55%

MBNA Corp.                                        325,000       10,747,750
==========================================================================

DATA PROCESSING SERVICES-2.06%

Automatic Data Processing, Inc.                   290,000       12,629,500
--------------------------------------------------------------------------
First Data Corp.                                  750,000       27,900,000
==========================================================================
                                                                40,529,500
==========================================================================

DEPARTMENT STORES-1.45%

Federated Department Stores, Inc.(a)              442,700       17,575,190
--------------------------------------------------------------------------
Sears, Roebuck & Co.                              200,000       10,860,000
==========================================================================
                                                                28,435,190
==========================================================================

DIVERSIFIED FINANCIAL SERVICES-12.36%

American Express Co.                              313,000       11,368,160
--------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE

DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Citigroup Inc.                                  1,758,900   $   68,157,375
--------------------------------------------------------------------------
Fannie Mae                                        533,000       39,308,750
--------------------------------------------------------------------------
Freddie Mac                                       804,200       49,217,040
--------------------------------------------------------------------------
J.P. Morgan Chase & Co.                           966,100       32,770,112
--------------------------------------------------------------------------
Morgan Stanley                                    970,400       41,804,832
==========================================================================
                                                               242,626,269
==========================================================================

DRUG RETAIL-1.60%

Walgreen Co.                                      811,100       31,332,793
==========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.67%

Agilent Technologies, Inc.(a)                     325,000        7,686,250
--------------------------------------------------------------------------
Celestica Inc. (Canada)(a)                      1,101,000       25,003,710
==========================================================================
                                                                32,689,960
==========================================================================

ENVIRONMENTAL SERVICES-0.93%

Waste Management, Inc.                            700,900       18,258,445
==========================================================================

FOOD RETAIL-1.24%

Kroger Co. (The)(a)                               605,000       12,039,500
--------------------------------------------------------------------------
Safeway Inc.(a)                                   420,000       12,259,800
==========================================================================
                                                                24,299,300
==========================================================================

FOOTWEAR-1.46%

NIKE, Inc.-Class B                                535,000       28,702,750
==========================================================================

GENERAL MERCHANDISE STORES-3.43%

Target Corp.                                    1,764,600       67,231,260
==========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-1.02%

Laboratory Corp. of America Holdings(a)           440,000       20,086,000
==========================================================================

HEALTH CARE EQUIPMENT-1.96%

Baxter International Inc.                         863,300       38,373,685
==========================================================================

HEALTH CARE FACILITIES-3.04%

HCA Inc.                                        1,255,400       59,631,500
==========================================================================

HOUSEHOLD PRODUCTS-1.93%

Kimberly-Clark Corp.                              365,000       22,630,000
--------------------------------------------------------------------------
Procter & Gamble Co. (The)                        170,000       15,181,000
==========================================================================
                                                                37,811,000
==========================================================================

INDUSTRIAL CONGLOMERATES-3.43%

General Electric Co.                            2,320,300       67,404,715
==========================================================================

INTEGRATED OIL & GAS-6.94%

BP PLC-ADR (United Kingdom)                     1,082,400       54,650,376
--------------------------------------------------------------------------
ChevronTexaco Corp.(b)                            360,000       31,860,000
--------------------------------------------------------------------------

                          AIM V.I. PREMIER EQUITY FUND


                                                                MARKET
                                                 SHARES         VALUE
INTEGRATED OIL & GAS-(CONTINUED)

Exxon Mobil Corp.                               1,212,500   $   49,615,500
==========================================================================
                                                               136,125,876
==========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.50%

AT&T Corp.                                        908,500        9,720,950
==========================================================================

MANAGED HEALTH CARE-3.11%

UnitedHealth Group Inc.                           666,600       61,027,230
==========================================================================

MOVIES & ENTERTAINMENT-2.65%

AOL Time Warner Inc.(a)                         2,109,400       31,029,274
--------------------------------------------------------------------------
Viacom Inc.-Class B(a)                            475,000       21,075,750
==========================================================================
                                                                52,105,024
==========================================================================

MULTI-LINE INSURANCE-5.02%

American International Group, Inc.              1,213,500       82,797,105
--------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)     265,600       15,795,232
==========================================================================
                                                                98,592,337
==========================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.89%

Duke Energy Corp.                                 445,000       13,839,500
--------------------------------------------------------------------------
Williams Cos., Inc. (The)                         593,100        3,552,669
==========================================================================
                                                                17,392,169
==========================================================================

NETWORKING EQUIPMENT-1.09%

Cisco Systems, Inc.(a)                          1,535,000       21,413,250
==========================================================================

OIL & GAS DRILLING-0.63%

Transocean Inc.                                   400,000       12,460,000
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.96%

Baker Hughes Inc.                                 568,000       18,908,720
==========================================================================

PHARMACEUTICALS-7.66%

Allergan, Inc.                                    210,000       14,017,500
--------------------------------------------------------------------------
Biovail Corp. (Canada)(a)                         119,200        3,452,032
--------------------------------------------------------------------------
Bristol-Myers Squibb Co.                          369,400        9,493,580
--------------------------------------------------------------------------
Johnson & Johnson                                 620,000       32,401,200
--------------------------------------------------------------------------
King Pharmaceuticals, Inc.(a)                     321,100        7,144,475
--------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE

PHARMACEUTICALS-(CONTINUED)

Pfizer Inc.                                     2,396,700   $   83,884,500
==========================================================================
                                                               150,393,287
==========================================================================

PROPERTY & CASUALTY INSURANCE-0.52%

Allstate Corp. (The)                              275,000       10,169,500
==========================================================================

SEMICONDUCTOR EQUIPMENT-0.73%

Applied Materials, Inc.(a)                        755,000       14,360,100
==========================================================================

SEMICONDUCTORS-3.01%

Analog Devices, Inc.(a)                         1,085,300       32,233,410
--------------------------------------------------------------------------
Micron Technology, Inc.(a)                      1,330,000       26,892,600
==========================================================================
                                                                59,126,010
==========================================================================

SOFT DRINKS-1.47%

PepsiCo, Inc.                                     598,800       28,862,160
==========================================================================

SYSTEMS SOFTWARE-3.77%

Microsoft Corp.(a)                              1,227,500       67,144,250
--------------------------------------------------------------------------
Oracle Corp.(a)                                   734,000        6,950,980
==========================================================================
                                                                74,095,230
==========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.88%

Nextel Communications, Inc.-Class A(a)          1,862,500        5,978,625
--------------------------------------------------------------------------
Sprint Corp. (PCS Group)(a)                     2,544,100       11,372,127
==========================================================================
                                                                17,350,752
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $2,159,900,251)                        1,845,104,821
==========================================================================

MONEY MARKET FUNDS-6.01%

STIC Liquid Assets Portfolio(c)                58,937,781       58,937,781
--------------------------------------------------------------------------
STIC Prime Portfolio(c)                        58,937,781       58,937,781
==========================================================================
    Total Money Market Funds (Cost
      $117,875,562)                                            117,875,562
==========================================================================
TOTAL INVESTMENTS-100.01% (Cost
  $2,277,775,813)                                            1,962,980,383
==========================================================================
OTHER ASSETS LESS LIABILITIES-(0.01%)                             (136,232)
==========================================================================
NET ASSETS-100.00%                                          $1,962,844,151
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 8.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.
                          AIM V.I. PREMIER EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $2,277,775,813)                            $1,962,980,383
-----------------------------------------------------------
Receivables for:
  Investments sold                                8,557,394
-----------------------------------------------------------
  Fund shares sold                                1,381,338
-----------------------------------------------------------
  Dividends                                       1,145,497
-----------------------------------------------------------
Investment for deferred compensation plan            66,347
-----------------------------------------------------------
Other assets                                            186
===========================================================
    Total assets                              1,974,131,145
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           6,282,106
-----------------------------------------------------------
  Fund shares reacquired                          2,965,596
-----------------------------------------------------------
  Foreign currency contracts closed                 256,428
-----------------------------------------------------------
  Foreign currency contracts outstanding            314,848
-----------------------------------------------------------
  Options written (premiums received
    $64,598)                                         42,500
-----------------------------------------------------------
  Deferred compensation plan                         66,347
-----------------------------------------------------------
Accrued administrative services fees              1,157,382
-----------------------------------------------------------
Accrued distribution fees -- Series II                3,479
-----------------------------------------------------------
Accrued transfer agent fees                          20,500
-----------------------------------------------------------
Accrued operating expenses                          177,808
===========================================================
    Total liabilities                            11,286,994
===========================================================
Net assets applicable to shares
  outstanding                                $1,962,844,151
___________________________________________________________
===========================================================

NET ASSETS:

Series I                                     $1,957,692,904
___________________________________________________________
===========================================================
Series II                                    $    5,151,247
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                        106,408,649
___________________________________________________________
===========================================================
Series II                                           280,442
___________________________________________________________
===========================================================
Series I:
  Net asset value per share                  $        18.40
___________________________________________________________
===========================================================
Series II:
  Net asset value per share                  $        18.37
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax
  of $127,946)                                $  10,397,644
-----------------------------------------------------------
Dividends from affiliated money market
  funds                                           1,137,966
-----------------------------------------------------------
Interest                                             32,324
===========================================================
    Total investment income                      11,567,934
===========================================================

EXPENSES:

Advisory fees                                     7,061,233
-----------------------------------------------------------
Administrative services fees                      2,567,987
-----------------------------------------------------------
Custodian fees                                      113,606
-----------------------------------------------------------
Distribution fees -- Series II                        3,361
-----------------------------------------------------------
Transfer agent fees                                  50,150
-----------------------------------------------------------
Trustees' fees                                       10,209
-----------------------------------------------------------
Other                                                61,233
===========================================================
    Total expenses                                9,867,779
===========================================================
Less: Fees waived                                   (12,886)
-----------------------------------------------------------
    Expenses paid indirectly                           (282)
===========================================================
    Net expenses                                  9,854,611
===========================================================
Net investment income                             1,713,323
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCY
  CONTRACTS, FUTURES CONTRACTS AND OPTION
  CONTRACTS:

Net realized gain (loss) from:
  Investment securities                        (123,554,069)
-----------------------------------------------------------
  Foreign currency contracts                     (2,126,634)
-----------------------------------------------------------
  Futures contracts                                 605,424
-----------------------------------------------------------
  Option contracts written                          236,149
===========================================================
                                               (124,839,130)
===========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                        (417,537,467)
-----------------------------------------------------------
  Foreign currency contracts                       (332,288)
-----------------------------------------------------------
  Futures contracts                                (522,343)
-----------------------------------------------------------
  Option contracts written                           22,098
===========================================================
                                               (418,370,000)
===========================================================
Net gain (loss) from investment
  securities, foreign currency contracts,
  futures contracts and option contracts       (543,209,130)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                   $(541,495,807)
___________________________________________________________
===========================================================

See Notes to Financial Statements.
                          AIM V.I. PREMIER EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND THE YEAR ENDED DECEMBER 31, 2001 (UNAUDITED)

                                                                 JUNE 30,        DECEMBER 31,
                                                                   2002              2001
                                                              --------------    --------------
OPERATIONS:

  Net investment income                                       $    1,713,323    $    6,224,561
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currency contracts, futures contracts and option
    contracts                                                   (124,839,130)     (272,780,154)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currency contracts,
    futures contracts and option contracts                      (418,370,000)      (97,327,279)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (541,495,807)     (363,882,872)
==============================================================================================
Distributions to shareholders from net investment income:
  Series I                                                                --        (3,348,106)
----------------------------------------------------------------------------------------------
  Series II                                                               --              (548)
----------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Series I                                                                --       (50,823,827)
----------------------------------------------------------------------------------------------
  Series II                                                               --            (8,314)
----------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                       (59,749,160)      230,022,815
----------------------------------------------------------------------------------------------
  Series II                                                        5,282,465           686,924
==============================================================================================
    Net increase (decrease) in net assets                       (595,962,502)     (187,353,928)
==============================================================================================

NET ASSETS:

  Beginning of period                                          2,558,806,653     2,746,160,581
==============================================================================================
  End of period                                               $1,962,844,151    $2,558,806,653
______________________________________________________________________________________________
==============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $2,697,967,025    $2,752,433,720
----------------------------------------------------------------------------------------------
  Undistributed net investment income                              7,847,549         6,134,226
----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currency contracts, futures
    contracts and option contracts                              (427,882,243)     (303,043,113)
----------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currency contracts, futures
    contracts and option contracts                              (315,088,180)      103,281,820
==============================================================================================
                                                              $1,962,844,151    $2,558,806,653
______________________________________________________________________________________________
==============================================================================================

See Notes to Financial Statements.
                          AIM V.I. PREMIER EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Premier Equity Fund, formerly V.I. Value Fund, (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital. Income is a secondary objective.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid to separate accounts of participating life insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

                          AIM V.I. PREMIER EQUITY FUND

       The Fund has a capital loss carryforward of $250,136,976 as of December 31, 2001, which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2009.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

       Outstanding foreign currency contracts at June 30, 2002 were as follows:

                                CONTRACT TO                          UNREALIZED
   SETTLEMENT             ------------------------                  APPRECIATION
      DATE     CURRENCY    DELIVER       RECEIVE        VALUE      (DEPRECIATION)
   ----------  --------   ----------   -----------   -----------   --------------
    08/30/02     CAD      41,800,000   $27,201,662   $27,516,510     $(314,848)
   ______________________________________________________________________________
   ==============================================================================


G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

I. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the six months ended June 30, 2002, AIM waived fees of $12,886.

  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2002, the Fund paid AIM $2,567,987 of which AIM retained $146,408 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2002, AFS was paid $29,464 for such services.

  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2002, the Series II shares paid AIM Distributors $3,361 as compensation under the Plan.

  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.

  During the six months ended June 30, 2002, the Fund paid legal fees of $3,115 for services rendered by Kramer, Levin, Naftalis &

                          AIM V.I. PREMIER EQUITY FUND

Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2002, the Fund received reductions in custodian fees of $282 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $282.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                     2001            2000
                                  -----------    ------------
Distributions paid from:
  Ordinary income                 $ 3,348,613    $ 35,428,884
-------------------------------------------------------------
  Long-term capital gain           50,832,182      88,035,984
=============================================================
                                  $54,180,795    $123,464,868
_____________________________________________________________
=============================================================


  As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income                 $   6,231,010
-----------------------------------------------------------
Capital loss carryforward                      (250,136,977)
-----------------------------------------------------------
Unrealized appreciation                          50,278,900
===========================================================
                                              $(193,627,067)
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and futures contracts and other deferrals.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2002 was $525,040,370 and $544,717,276, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                       $ 124,980,598
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (461,406,546)
===========================================================
Net unrealized appreciation (depreciation)
  of investment securities                    $(336,425,948)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $2,299,406,331.

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                                      226

NOTE 8--CALL OPTION CONTRACTS

Transactions in call options written during the six months ended June 30, 2002 are summarized as follows:

                                                              CALL OPTION CONTRACTS
                                                              ----------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
                                                              ---------    ---------
Beginning of period                                                --      $      --
------------------------------------------------------------------------------------
Written                                                         1,645        326,367
------------------------------------------------------------------------------------
Closed                                                           (610)      (105,004)
------------------------------------------------------------------------------------
Expired                                                          (610)      (156,765)
====================================================================================
End of period                                                     425      $  64,598
____________________________________________________________________________________
====================================================================================


Open call option contracts written as of June 30, 2002 were as follows:

                      CONTRACT   STRIKE   NUMBER OF   PREMIUMS   JUNE 30, 2002    UNREALIZED
       ISSUE           MONTH     PRICE    CONTRACTS   RECEIVED   MARKET VALUE    APPRECIATION
       -----          --------   ------   ---------   --------   -------------   ------------
ChevronTexaco Corp.    Sep-02     $95        425      $64,598       $42,500        $22,098
_____________________________________________________________________________________________
=============================================================================================


NOTE 9--SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2002 and the year ended December 31, 2001 were as follows:

                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                     JUNE 30, 2002                 DECEMBER 31, 2001
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
                                                              -----------    -------------    -----------    -------------
Sold:
  Series I                                                      8,872,858    $ 193,008,132     25,530,747    $ 638,287,847
--------------------------------------------------------------------------------------------------------------------------
  Series II*                                                      262,959        5,522,122         30,153          703,791
==========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                             --               --      2,393,801       54,171,933
--------------------------------------------------------------------------------------------------------------------------
  Series II*                                                           --               --            392            8,862
==========================================================================================================================
Reacquired:
  Series I                                                    (12,012,933)    (252,757,292)   (18,964,766)    (462,436,965)
--------------------------------------------------------------------------------------------------------------------------
  Series II*                                                      (11,957)        (239,657)        (1,105)         (25,729)
==========================================================================================================================
                                                               (2,889,073)   $ (54,466,695)     8,989,222    $ 230,709,739
__________________________________________________________________________________________________________________________
==========================================================================================================================

* Series II shares commenced sales on September 19, 2001.

                          AIM V.I. PREMIER EQUITY FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                    SERIES I
                                                 ------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                           YEAR ENDED DECEMBER 31,
                                                  JUNE 30,     ----------------------------------------------------------------
                                                    2002          2001          2000          1999          1998         1997
                                                 ----------    ----------    ----------    ----------    ----------    --------
Net asset value, beginning of period             $   23.35     $    27.30    $    33.50    $    26.25    $    20.83    $  17.48
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.02(a)        0.06(a)       0.04(a)       0.06(a)       0.09        0.08
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         (4.97)         (3.50)        (4.94)         7.76          6.59        4.05
===============================================================================================================================
    Total from investment operations                 (4.95)         (3.44)        (4.90)         7.82          6.68        4.13
===============================================================================================================================
Less distributions:
  Dividends from net investment income                  --          (0.03)        (0.04)        (0.09)        (0.13)      (0.19)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                 --          (0.48)        (1.26)        (0.48)        (1.13)      (0.59)
===============================================================================================================================
    Total distributions                                 --          (0.51)        (1.30)        (0.57)        (1.26)      (0.78)
===============================================================================================================================
Net asset value, end of period                   $   18.40     $    23.35    $    27.30    $    33.50    $    26.25    $  20.83
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                     (21.20)%       (12.53)%      (14.68)%       29.90%        32.41%      23.69%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $1,957,693    $2,558,120    $2,746,161    $2,383,367    $1,221,384    $690,841
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets               0.85%(c)       0.85%         0.84%         0.76%         0.66%       0.70%
===============================================================================================================================
Ratio of net investment income to average net
  assets                                              0.15%(c)       0.24%         0.12%         0.20%         0.68%       1.05%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                 24%            40%           62%           62%          100%        127%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $2,343,780,580.

                          AIM V.I. PREMIER EQUITY FUND


                                                                           SERIES II
                                                                --------------------------------
                                                                              SEPTEMBER 19, 2001
                                                                SIX MONTHS    (DATE SALES
                                                                 ENDED        COMMENCED) TO
                                                                JUNE 30,      DECEMBER 31,
                                                                  2002            2001
                                                                ----------    ------------------
Net asset value, beginning of period                             $ 23.34            $21.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.01)(a)          0.00(a)
------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
  and unrealized)                                                  (4.96)             2.85
================================================================================================
    Total from investment operations                               (4.97)             2.85
================================================================================================
Less distributions:
  Dividends from net investment income                                --             (0.03)
------------------------------------------------------------------------------------------------
  Distributions from net realized gains                               --             (0.48)
================================================================================================
    Total distributions                                               --             (0.51)
================================================================================================
Net asset value, end of period                                   $ 18.37            $23.34
________________________________________________________________________________________________
================================================================================================
Total return(b)                                                   (21.29)%           13.66%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $ 5,151            $  687
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets                             1.10%(c)          1.10%(d)
================================================================================================
Ratio of net investment income (loss) to average net assets        (0.10)%(c)        (0.01)%(d)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate                                               24%               40%
________________________________________________________________________________________________
================================================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $2,711,459.
(d)  Annualized.

                          AIM V.I. PREMIER EQUITY FUND

AS OF JUNE 30, 2002

BOARD OF TRUSTEES        OFFICERS                               OFFICE OF THE FUND

Robert H. Graham         Robert H. Graham                       11 Greenway Plaza
                         Chairman and President                 Suite 100
Frank S. Bayley                                                 Houston, TX 77046
                         Carol F. Relihan
Bruce L. Crockett        Senior Vice President and Secretary    INVESTMENT ADVISOR

Albert R. Dowden         Gary T. Crum                           A I M Advisors, Inc.
                         Senior Vice President                  11 Greenway Plaza
Edward K. Dunn, Jr.                                             Suite 100
                         Dana R. Sutton                         Houston, TX 77046
Jack M. Fields           Vice President and Treasurer
                                                                TRANSFER AGENT
Carl Frischling          Robert G. Alley
                         Vice President                         A I M Fund Services, Inc.
Prema Mathai-Davis                                              P.O. Box 4739
                         Stuart W. Coco                         Houston, TX 77210-4739
Lewis F. Pennock         Vice President
                                                                CUSTODIAN
Ruth H. Quigley          Melville B. Cox
                         Vice President                         State Street Bank and Trust Company
Louis S. Sklar                                                  225 Franklin Street
                         Karen Dunn Kelley                      Boston, MA 02110
                         Vice President
                                                                COUNSEL TO THE FUNDS
                         Edgar M. Larsen
                         Vice President                         Foley & Lardner
                                                                3000 K N.W., Suite 500
                                                                Washington, D.C. 20007

                                                                COUNSEL TO THE TRUSTEES

                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                919 Third Avenue
                                                                New York, NY 10022

                                                                DISTRIBUTOR

                                                                A I M Distributors, Inc.
                                                                11 Greenway Plaza
                                                                Suite 100
                                                                Houston, TX 77046


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                                      230